Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.6%

U.S. Treasury Bills - 93.6%
5.02%, 7/25/23*	$56,875,000	$56,435,427
5.12%, 8/8/23*	57,614,000	57,074,085
4.92%, 9/14/23*	57,273,000	56,427,746
5.39%, 9/19/23*	56,690,000	55,791,425

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $225,790,279)		225,728,683

	Shares
EXCHANGE-TRADED FUND - 4.6%

United States - 4.6%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $11,131,081)	221,500	11,148,095

TOTAL INVESTMENTS IN SECURITIES - 98.2% (Cost: $236,921,360)		236,876,778
Other Assets less Liabilities - 1.8%		4,251,939

NET ASSETS - 100.0%		$241,128,717

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$16,758,375	$9,062,440	$14,696,748	$(5,112)	$29,140	$11,148,095	$481,906	$909

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	6/5/2023	4,440,000	AUD	2,974,161	USD	$—	$(85,850)
Bank of America NA	6/5/2023	94,000	AUD	62,586	USD	—	(1,437)
Bank of America NA	6/5/2023	9,110,000	CAD	6,734,295	USD	—	(22,822)
Bank of America NA	6/5/2023	195,000	CAD	144,701	USD	—	(1,042)
Bank of America NA	6/5/2023	2,730,000	CHF	3,091,936	USD	—	(93,417)
Bank of America NA	6/5/2023	58,000	CHF	64,826	USD	—	(1,121)
Bank of America NA	6/5/2023	30,385,000	CNH	4,402,136	USD	—	(131,619)
Bank of America NA	6/5/2023	632,000	CNH	90,429	USD	—	(1,604)
Bank of America NA	6/5/2023	3,233,000	CNH	461,671	USD	—	(7,283)
Bank of America NA	6/5/2023	16,250,000	EUR	17,927,666	USD	—	(555,148)
Bank of America NA	6/5/2023	367,000	EUR	399,061	USD	—	(6,709)
Bank of America NA	6/5/2023	5,175,000	GBP	6,511,816	USD	—	(73,988)
Bank of America NA	6/5/2023	110,000	GBP	137,339	USD	—	(496)
Bank of America NA	6/5/2023	994,070,000	JPY	7,441,050	USD	—	(302,962)
Bank of America NA	6/5/2023	23,873,000	JPY	175,606	USD	—	(4,181)
Bank of America NA	6/5/2023	103,615,000	MXN	5,754,359	USD	99,336	—
Bank of America NA	6/5/2023	2,181,000	MXN	124,254	USD	—	(1,039)
Bank of Montreal	6/5/2023	825,000	TWD	26,782	USD	74	—
Barclays Bank PLC	6/5/2023	66,726,000	EUR	71,334,698	USD	604	—
Barclays Bank PLC	6/5/2023	521,448,000	INR	6,306,059	USD	—	(3,847)
Barclays Bank PLC	6/5/2023	4,349,277,000	JPY	31,230,358	USD	365	—
Barclays Bank PLC	6/5/2023	17,524,552	USD	15,605,000	CHF	384,668	—
Barclays Bank PLC	6/5/2023	46,473,783	USD	6,300,000,000	JPY	1,235,562	—
Barclays Bank PLC	6/5/2023	7,235,530	USD	222,015,000	TWD	8,227	—
Barclays Bank PLC	7/6/2023	74,369,337	USD	69,440,000	EUR	—	(846)
Barclays Bank PLC	7/6/2023	6,460,233	USD	534,875,000	INR	2,644	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2023

Barclays Bank PLC	7/6/2023	32,641,215	USD	4,524,030,000	JPY	—	(577)
Canadian Imperial Bank of Commerce	6/5/2023	11,165,000	MXN	632,911	USD	—	(2,148)
Citibank NA	6/5/2023	5,715,000	INR	69,801	USD	—	(730)
Citibank NA	6/5/2023	1,595,000	INR	19,243	USD	34	—
Citibank NA	6/5/2023	2,882,000	INR	34,828	USD	4	—
Citibank NA	6/5/2023	33,000,000	KRW	25,116	USD	—	(250)
Citibank NA	6/5/2023	58,375,000	KRW	43,945	USD	43	—
Citibank NA	6/5/2023	824,000	TWD	26,905	USD	—	(81)
Citibank NA	6/5/2023	4,217,000	TWD	137,017	USD	260	—
Citibank NA	6/5/2023	770,000	TWD	25,141	USD	—	(75)
Citibank NA	6/5/2023	825,000	TWD	26,757	USD	100	—
Goldman Sachs	6/5/2023	297,000	CHF	331,145	USD	—	(4,933)
Goldman Sachs	6/5/2023	135,315,000	INR	1,653,308	USD	—	(17,893)
Goldman Sachs	6/5/2023	2,871,000	INR	34,866	USD	—	(167)
Goldman Sachs	6/5/2023	14,695,000	INR	178,100	USD	—	(496)
Goldman Sachs	6/5/2023	297,655,000	KRW	223,317	USD	975	—
HSBC Holdings PLC	6/5/2023	996,000	CAD	740,952	USD	—	(7,184)
HSBC Holdings PLC	6/5/2023	108,191,118	USD	98,000,000	EUR	3,421,468	—
HSBC Holdings PLC	6/5/2023	37,100,911	USD	29,500,000	GBP	402,181	—
JP Morgan Chase Bank NA	6/5/2023	286,000	AUD	189,524	USD	—	(3,475)
JP Morgan Chase Bank NA	6/5/2023	185,000	AUD	123,517	USD	—	(3,171)
JP Morgan Chase Bank NA	6/5/2023	1,605,000	AUD	1,084,397	USD	—	(40,312)
JP Morgan Chase Bank NA	6/5/2023	95,000	AUD	63,195	USD	—	(1,395)
JP Morgan Chase Bank NA	6/5/2023	590,000	CAD	435,774	USD	—	(1,112)
JP Morgan Chase Bank NA	6/5/2023	385,000	CAD	282,789	USD	846	—
JP Morgan Chase Bank NA	6/5/2023	3,340,000	CAD	2,496,547	USD	—	(35,919)
JP Morgan Chase Bank NA	6/5/2023	195,000	CAD	143,938	USD	—	(279)
JP Morgan Chase Bank NA	6/5/2023	35,213,000	CAD	25,941,697	USD	246	—
JP Morgan Chase Bank NA	6/5/2023	177,000	CHF	198,770	USD	—	(4,361)
JP Morgan Chase Bank NA	6/5/2023	115,000	CHF	130,315	USD	—	(4,003)
JP Morgan Chase Bank NA	6/5/2023	1,065,000	CHF	1,199,596	USD	—	(29,844)
JP Morgan Chase Bank NA	6/5/2023	60,000	CHF	66,933	USD	—	(1,031)
JP Morgan Chase Bank NA	6/5/2023	1,927,000	CNH	278,885	USD	—	(8,051)
JP Morgan Chase Bank NA	6/5/2023	1,260,000	CNH	182,425	USD	—	(5,336)
JP Morgan Chase Bank NA	6/5/2023	11,020,000	CNH	1,595,688	USD	—	(46,862)
JP Morgan Chase Bank NA	6/5/2023	630,000	CNH	90,510	USD	—	(1,966)
JP Morgan Chase Bank NA	6/5/2023	114,570,000	CNH	16,102,666	USD	—	(211)
JP Morgan Chase Bank NA	6/5/2023	1,112,000	EUR	1,227,674	USD	—	(38,859)
JP Morgan Chase Bank NA	6/5/2023	730,000	EUR	808,505	USD	—	(28,078)
JP Morgan Chase Bank NA	6/5/2023	7,105,000	EUR	7,840,261	USD	—	(244,461)
JP Morgan Chase Bank NA	6/5/2023	365,000	EUR	396,525	USD	—	(6,311)
JP Morgan Chase Bank NA	6/5/2023	335,000	GBP	421,324	USD	—	(4,575)
JP Morgan Chase Bank NA	6/5/2023	240,000	GBP	301,532	USD	—	(2,966)
JP Morgan Chase Bank NA	6/5/2023	2,000,000	GBP	2,528,654	USD	—	(40,605)
JP Morgan Chase Bank NA	6/5/2023	110,000	GBP	137,029	USD	—	(187)
JP Morgan Chase Bank NA	6/5/2023	19,927,000	GBP	24,789,447	USD	234	—
JP Morgan Chase Bank NA	6/5/2023	8,737,000	INR	106,722	USD	—	(1,127)
JP Morgan Chase Bank NA	6/5/2023	50,930,000	INR	622,616	USD	—	(7,077)
JP Morgan Chase Bank NA	6/5/2023	71,474,000	JPY	527,290	USD	—	(14,059)
JP Morgan Chase Bank NA	6/5/2023	47,630,000	JPY	354,225	USD	—	(12,210)
JP Morgan Chase Bank NA	6/5/2023	453,850,000	JPY	3,379,583	USD	—	(120,636)
JP Morgan Chase Bank NA	6/5/2023	23,825,000	JPY	176,120	USD	—	(5,041)
JP Morgan Chase Bank NA	6/5/2023	176,903,000	KRW	132,436	USD	866	—
JP Morgan Chase Bank NA	6/5/2023	1,029,000,000	KRW	781,618	USD	—	(6,236)
JP Morgan Chase Bank NA	6/5/2023	10,561,475,000	KRW	7,986,596	USD	—	(28,208)
JP Morgan Chase Bank NA	6/5/2023	6,620,000	MXN	365,699	USD	8,296	—
JP Morgan Chase Bank NA	6/5/2023	4,335,000	MXN	240,342	USD	4,563	—
JP Morgan Chase Bank NA	6/5/2023	36,355,000	MXN	2,033,781	USD	20,083	—
JP Morgan Chase Bank NA	6/5/2023	2,170,000	MXN	122,945	USD	—	(352)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2023

JP Morgan Chase Bank NA	6/5/2023	2,519,000	TWD	82,119	USD	—	(117)
JP Morgan Chase Bank NA	6/5/2023	15,605,000	TWD	510,134	USD	—	(2,141)
JP Morgan Chase Bank NA	7/6/2023	26,445,684	USD	35,870,000	CAD	—	(303)
JP Morgan Chase Bank NA	7/6/2023	16,886,096	USD	119,830,000	CNH	—	(704)
JP Morgan Chase Bank NA	7/6/2023	25,481,527	USD	20,470,000	GBP	—	(369)
JP Morgan Chase Bank NA	7/6/2023	8,050,974	USD	10,629,620,000	KRW	27,256	—
Morgan Stanley & Co. International	6/5/2023	473,000	AUD	315,662	USD	—	(7,966)
Morgan Stanley & Co. International	6/5/2023	974,000	CAD	715,464	USD	2,096	—
Morgan Stanley & Co. International	6/5/2023	292,000	CHF	328,239	USD	—	(7,518)
Morgan Stanley & Co. International	6/5/2023	3,183,000	CNH	460,299	USD	—	(12,939)
Morgan Stanley & Co. International	6/5/2023	1,836,000	EUR	2,024,458	USD	—	(61,631)
Morgan Stanley & Co. International	6/5/2023	553,000	GBP	690,408	USD	—	(2,462)
Morgan Stanley & Co. International	6/5/2023	118,056,000	JPY	868,442	USD	—	(20,721)
Morgan Stanley & Co. International	6/5/2023	116,000,000	KRW	86,898	USD	512	—
Morgan Stanley & Co. International	6/5/2023	2,738,000,000	KRW	2,071,104	USD	—	(7,939)
Morgan Stanley & Co. International	6/5/2023	58,150,000	KRW	43,345	USD	472	—
Morgan Stanley & Co. International	6/5/2023	10,934,000	MXN	604,465	USD	13,248	—
Morgan Stanley & Co. International	6/5/2023	392,970,000	MXN	22,200,846	USD	—	(136)
Morgan Stanley & Co. International	6/5/2023	38,830,000	TWD	1,267,298	USD	—	(3,256)
Morgan Stanley & Co. International	6/5/2023	824,000	TWD	26,727	USD	97	—
Morgan Stanley & Co. International	7/6/2023	22,181,062	USD	395,215,000	MXN	—	(756)
Royal Bank of Canada	6/5/2023	483,000	AUD	321,941	USD	—	(7,739)
Royal Bank of Canada	6/5/2023	17,083,000	AUD	11,112,782	USD	57	—
Royal Bank of Canada	6/5/2023	1,879,000	EUR	2,038,726	USD	—	(29,929)
Royal Bank of Canada	6/5/2023	2,873,000	INR	35,089	USD	—	(366)
Royal Bank of Canada	6/5/2023	5,733,000	INR	69,411	USD	—	(122)
Royal Bank of Canada	6/5/2023	122,200,000	JPY	890,282	USD	—	(12,804)
Royal Bank of Canada	6/5/2023	292,199,000	KRW	218,075	USD	2,105	—
Royal Bank of Canada	6/5/2023	58,186,000	KRW	44,071	USD	—	(226)
Royal Bank of Canada	6/5/2023	58,000,000	KRW	43,267	USD	437	—
Royal Bank of Canada	6/5/2023	116,117,000	KRW	87,754	USD	—	(256)
Royal Bank of Canada	6/5/2023	4,160,000	TWD	135,373	USD	49	—
Royal Bank of Canada	6/5/2023	1,650,000	TWD	53,813	USD	—	(100)
Royal Bank of Canada	6/5/2023	1,642,000	TWD	53,522	USD	—	(70)
Royal Bank of Canada	6/5/2023	24,585,321	USD	169,865,000	CNH	711,328	—
Royal Bank of Canada	6/5/2023	9,408,549	USD	770,085,000	INR	101,314	—
Royal Bank of Canada	6/5/2023	11,669,792	USD	15,593,060,000	KRW	—	(80,046)
Royal Bank of Canada	6/5/2023	32,230,856	USD	583,500,000	MXN	—	(733,783)
Royal Bank of Canada	7/6/2023	11,550,007	USD	17,735,000	AUD	—	(468)
Standard Chartered Bank	6/5/2023	94,000	AUD	63,798	USD	—	(2,649)
Standard Chartered Bank	6/5/2023	125,000	AUD	83,142	USD	—	(1,827)
Standard Chartered Bank	6/5/2023	94,000	AUD	61,156	USD	—	(7)
Standard Chartered Bank	6/5/2023	188,000	AUD	122,594	USD	—	(296)
Standard Chartered Bank	6/5/2023	195,000	CAD	145,887	USD	—	(2,228)
Standard Chartered Bank	6/5/2023	225,000	CAD	166,590	USD	—	(829)
Standard Chartered Bank	6/5/2023	195,000	CAD	143,045	USD	614	—
Standard Chartered Bank	6/5/2023	387,000	CAD	284,346	USD	762	—
Standard Chartered Bank	6/5/2023	58,000	CHF	65,360	USD	—	(1,656)
Standard Chartered Bank	6/5/2023	15,000	CHF	16,723	USD	—	(247)
Standard Chartered Bank	6/5/2023	58,000	CHF	64,049	USD	—	(345)
Standard Chartered Bank	6/5/2023	116,000	CHF	128,249	USD	—	(839)
Standard Chartered Bank	6/5/2023	10,564,000	CHF	11,603,053	USD	5	—
Standard Chartered Bank	6/5/2023	632,000	CNH	91,505	USD	—	(2,679)
Standard Chartered Bank	6/5/2023	500,000	CNH	71,003	USD	—	(730)
Standard Chartered Bank	6/5/2023	633,000	CNH	89,271	USD	—	(304)
Standard Chartered Bank	6/5/2023	1,260,000	CNH	178,181	USD	—	(1,092)
Standard Chartered Bank	6/5/2023	367,000	EUR	404,321	USD	—	(11,969)
Standard Chartered Bank	6/5/2023	160,000	EUR	173,091	USD	—	(2,039)
Standard Chartered Bank	6/5/2023	369,000	EUR	395,797	USD	—	(1,307)
Standard Chartered Bank	6/5/2023	734,000	EUR	787,818	USD	—	(3,114)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2023

Standard Chartered Bank	6/5/2023	110,000	GBP	138,853	USD	—	(2,011)
Standard Chartered Bank	6/5/2023	561,000	GBP	701,088	USD	—	(3,190)
Standard Chartered Bank	6/5/2023	50,000	GBP	62,172	USD	29	—
Standard Chartered Bank	6/5/2023	110,000	GBP	135,521	USD	1,322	—
Standard Chartered Bank	6/5/2023	219,000	GBP	270,504	USD	1,937	—
Standard Chartered Bank	6/5/2023	14,431,000	INR	176,235	USD	—	(1,822)
Standard Chartered Bank	6/5/2023	2,860,000	INR	34,755	USD	—	(189)
Standard Chartered Bank	6/5/2023	23,888,000	JPY	177,462	USD	—	(5,930)
Standard Chartered Bank	6/5/2023	24,039,000	JPY	171,663	USD	953	—
Standard Chartered Bank	6/5/2023	47,818,000	JPY	340,472	USD	2,893	—
Standard Chartered Bank	6/5/2023	2,183,000	MXN	121,993	USD	1,335	—
Standard Chartered Bank	6/5/2023	4,480,000	MXN	249,578	USD	3,518	—
Standard Chartered Bank	6/5/2023	2,172,000	MXN	121,577	USD	1,129	—
Standard Chartered Bank	6/5/2023	4,320,000	MXN	244,940	USD	—	(883)
Standard Chartered Bank	6/5/2023	149,324,000	TWD	4,860,807	USD	170	—
Standard Chartered Bank	6/5/2023	16,728,624	USD	25,245,000	AUD	306,238	—
Standard Chartered Bank	6/5/2023	38,404,840	USD	52,000,000	CAD	95,664	—
Standard Chartered Bank	7/6/2023	12,042,416	USD	10,925,000	CHF	—	(443)
Standard Chartered Bank	7/6/2023	4,980,917	USD	152,690,000	TWD	—	(6,817)

						$6,867,219	$(3,128,570)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$225,728,683	$—	$225,728,683
Exchange-Traded Fund	11,148,095	—	—	11,148,095

Total Investments in Securities	$11,148,095	$225,728,683	$—	$236,876,778

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6,867,219	$—	$6,867,219
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,128,570)	$—	$(3,128,570)

Total - Net	$11,148,095	$229,467,332	$—	$240,615,427

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.0%

U.S. Treasury Bills - 66.0%
4.96%, 9/14/23*	$8,300,000	$8,177,506
5.00%, 9/21/23*	9,000,000	8,857,438

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,048,351)		17,034,944

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,119,572)	22,300	1,122,359

	Principal Amount
REPURCHASE AGREEMENT - 31.9%

United States - 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.05% due 6/1/23; Proceeds at maturity - $8,241,156 (fully collateralized by Ginnie Mae II Single Family, 5.00% - 6.50% due 4/20/53, Ginnie Mae II Single Family Platinum, 6.00% due 4/20/53; Market value including accrued interest - $8,652,001) (Cost: $8,240,000)	$8,240,000	8,240,000

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $26,407,923)		26,397,303
Other Assets less Liabilities - (2.2)%		(567,317)

NET ASSETS - 100.0%		$25,829,986

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,120,575	$—	$—	$—	$1,784	$1,122,359	$35,591	$57

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	7/13/2023	1,300,000	CNH	184,650	USD	$—	$(1,148)
Citibank NA	6/13/2023	32,000,000	CNY	4,619,404	USD	—	(105,262)
HSBC Holdings PLC	8/11/2023	7,325,000	CNY	1,043,968	USD	—	(6,502)
Morgan Stanley & Co. International	8/11/2023	61,303,000	CNY	8,915,503	USD	—	(232,937)
Standard Chartered Bank	7/13/2023	25,500,000	CNH	3,742,526	USD	—	(143,063)
UBS AG	6/13/2023	4,528,601	USD	32,000,000	CNY	14,459	—
UBS AG	7/13/2023	54,500,000	CNY	7,988,860	USD	—	(286,224)
UBS AG	9/13/2023	32,200,000	CNY	4,586,764	USD	—	(14,235)

						$14,459	$(789,371)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$17,034,944	$—	$17,034,944
Exchange-Traded Fund	1,122,359	—	—	1,122,359
Repurchase Agreement	—	8,240,000	—	8,240,000

Total Investments in Securities	$1,122,359	$25,274,944	$—	$26,397,303

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$14,459	$—	$14,459
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(789,371)	$—	$(789,371)

Total - Net	$1,122,359	$24,500,032	$—	$25,622,391

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 65.7%

U.S. Treasury Bills - 65.7%
5.04%, 7/25/23*	$3,000,000	$2,976,814
4.92%, 9/14/23*	2,750,000	2,709,414

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,689,636)		5,686,228

	Shares
EXCHANGE-TRADED FUND - 4.0%

United States - 4.0%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	342,244

	Principal Amount
REPURCHASE AGREEMENT - 31.3%

United States - 31.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.05% due 6/1/23; Proceeds at maturity - $2,710,380 (fully collateralized by U.S. Treasury Note, 1.50% due 2/29/24; Market value including accrued interest - $2,764,210) (Cost: $2,710,000)	$2,710,000	2,710,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $8,741,030)		8,738,472
Other Assets less Liabilities - (1.0)%		(85,038)

NET ASSETS - 100.0%		$8,653,434

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$341,700	$—	$—	$—	$544	$342,244	$10,853	$17

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	8/3/2023	3,270,000	BRL	635,781	USD	$—	$(4,292)
Citibank NA	8/3/2023	9,442,010,000	IDR	633,513	USD	—	(4,544)
Citibank NA	8/3/2023	52,240,000	INR	634,475	USD	—	(4,061)
Citibank NA	8/3/2023	842,100,000	KRW	634,069	USD	4,823	—
Citibank NA	8/3/2023	35,485,000	PHP	637,062	USD	—	(6,711)
Goldman Sachs	8/3/2023	524,430,000	CLP	639,705	USD	—	(873)
Goldman Sachs	8/3/2023	2,800,000	MYR	631,826	USD	—	(22,967)
Goldman Sachs	8/3/2023	16,148	USD	13,000,000	CLP	312	—
Goldman Sachs	8/3/2023	11,302	USD	255,000	TRY	752	—
HSBC Holdings PLC	8/3/2023	4,350,000	CNH	632,260	USD	—	(17,156)
JP Morgan Chase Bank NA	8/3/2023	11,665,000	MXN	630,979	USD	17,689	—
JP Morgan Chase Bank NA	8/3/2023	2,660,000	PLN	637,396	USD	—	(14,074)
JP Morgan Chase Bank NA	8/3/2023	14,570,000	TRY	655,757	USD	—	(52,972)
JP Morgan Chase Bank NA	8/3/2023	11,615,000	ZAR	626,150	USD	—	(43,610)
Royal Bank of Canada	8/3/2023	2,906,665,000	COP	622,219	USD	25,036	—
UBS AG	8/3/2023	21,625,000	THB	639,994	USD	—	(12,302)
UBS AG	8/3/2023	12,577	USD	430,000	THB	96	—

						$48,708	$(183,562)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,686,228	$—	$5,686,228
Exchange-Traded Fund	342,244	—	—	342,244
Repurchase Agreement	—	2,710,000	—	2,710,000

Total Investments in Securities	$342,244	$8,396,228	$—	$8,738,472

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$48,708	$—	$48,708
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(183,562)	$—	$(183,562)

Total - Net	$342,244	$8,261,374	$—	$8,603,618

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 86.1%

Argentina - 1.1%
Arcor SAIC
8.25%, 10/9/27(a)	$250,000	$262,930
YPF SA
8.50%, 6/27/29(a)	263,000	207,893

Total Argentina		470,823

Austria - 0.5%
Suzano Austria GmbH
7.00%, 3/16/47(a)	226,000	224,825

Brazil - 4.7%
Banco do Brasil SA
9.00%, 6/18/24, (9.00% fixed rate until 6/18/24; 10-year Constant Maturity Treasury Rate + 6.362% thereafter)(b)(c)(d)	450,000	451,687
6.25%, 4/18/30(a)	225,000	223,920
Braskem Netherlands Finance BV
7.25%, 2/13/33(a)	200,000	193,060
7.25%, 2/13/33(b)	200,000	193,060
CSN Resources SA
4.63%, 6/10/31(a)	325,000	246,188
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	50,000	50,330
Minerva Luxembourg SA
4.38%, 3/18/31(a)	275,000	213,469
Nexa Resources SA
6.50%, 1/18/28(b)	500,000	475,150

Total Brazil		2,046,864

Cayman Islands - 1.0%
CK Hutchison International 23 Ltd.
4.88%, 4/21/33(a)	425,000	426,519

Chile - 4.3%
Antofagasta PLC
5.63%, 5/13/32(b)	200,000	196,607
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	200,000	164,380
Celulosa Arauco y Constitucion SA
4.50%, 8/1/24	200,000	197,590
Empresa Nacional del Petroleo
6.15%, 5/10/33(a)	225,000	223,685
Engie Energia Chile SA
3.40%, 1/28/30(b)	550,000	452,264
Inversiones CMPC SA
3.00%, 4/6/31(a)	325,000	264,207
Telefonica Moviles Chile SA
3.54%, 11/18/31(b)	450,000	363,102

Total Chile		1,861,835

China - 4.1%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	350,000	340,749
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(a)	300,000	274,448
Lenovo Group Ltd.
5.83%, 1/27/28(a)	350,000	350,984
6.54%, 7/27/32(a)	330,000	333,277
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	325,000	290,063
Tencent Holdings Ltd.
3.98%, 4/11/29(b)	200,000	188,217

Total China		1,777,738

Colombia - 4.1%
Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(c)	385,000	321,774
Ecopetrol SA
6.88%, 4/29/30	325,000	290,875
8.88%, 1/13/33	525,000	513,030
Geopark Ltd.
5.50%, 1/17/27(a)	375,000	304,219
Millicom International Cellular SA
4.50%, 4/27/31(a)(e)	225,000	169,853
Oleoducto Central SA
4.00%, 7/14/27(b)	227,000	194,559

Total Colombia		1,794,310

Ghana - 0.3%
Tullow Oil PLC
10.25%, 5/15/26(a)	188,000	140,060

Guatemala - 1.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 4/27/29(a)	260,000	242,857
CT Trust
5.13%, 2/3/32(a)	500,000	393,544

Total Guatemala		636,401

Hong Kong - 1.6%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	275,000	232,106
5.75%, 7/21/28(b)	325,000	274,308
5.38%, 12/4/29(b)	250,000	200,345

Total Hong Kong		706,759

India - 4.7%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(b)	250,000	201,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

Investments	Principal Amount	Value
JSW Steel Ltd.
5.05%, 4/5/32(a)	$600,000	$476,773
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(d)(e)	300,000	266,593
Reliance Industries Ltd.
3.67%, 11/30/27(a)	200,000	188,939
2.88%, 1/12/32(a)	335,000	281,681
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(a)	350,000	280,328
Vedanta Resources Finance II PLC
8.95%, 3/11/25(a)	450,000	337,219

Total India		2,032,879

Indonesia - 2.5%
Medco Bell Pte Ltd.
6.38%, 1/30/27(a)	478,000	432,930
Medco Oak Tree Pte Ltd.
7.38%, 5/14/26(b)	200,000	191,601
Pertamina Persero PT
3.10%, 1/21/30(a)	250,000	221,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(b)	241,000	231,687

Total Indonesia		1,078,093

Ireland - 1.0%
C&W Senior Financing DAC
6.88%, 9/15/27(b)	475,000	410,970

Israel - 5.0%
Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 10/21/26; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(b)(c)	475,000	402,746
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(c)	200,000	178,031
Israel Discount Bank Ltd.
5.38%, 1/26/28(a)(b)	375,000	372,041
Israel Electric Corp. Ltd.
4.25%, 8/14/28(a)(b)	300,000	282,490
Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(b)(c)	275,000	239,864
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 5/9/29	300,000	269,937
8.13%, 9/15/31(e)	400,000	415,629

Total Israel		2,160,738

Kazakhstan - 0.8%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)(e)	225,000	169,195
6.38%, 10/24/48(b)	225,000	184,496

Total Kazakhstan		353,691

Kuwait - 2.2%
MEGlobal BV
4.25%, 11/3/26(b)	400,000	387,779
2.63%, 4/28/28(a)	350,000	307,586
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(c)(d)	300,000	276,674

Total Kuwait		972,039

Luxembourg - 1.6%
Altice Financing SA
5.75%, 8/15/29(a)	525,000	402,633
EIG Pearl Holdings Sarl
3.55%, 8/31/36(a)	325,000	277,491

Total Luxembourg		680,124

Malaysia - 2.2%
CIMB Bank Bhd
2.13%, 7/20/27(a)	225,000	204,153
GENM Capital Labuan Ltd.
3.88%, 4/19/31(a)	375,000	301,979
Misc Capital Two Labuan Ltd.
3.75%, 4/6/27(a)	450,000	425,012

Total Malaysia		931,144

Mexico - 5.7%
Alpek SAB de CV
4.25%, 9/18/29(a)	400,000	358,712
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(c)(d)	400,000	347,180
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(c)(d)	200,000	173,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

Investments	Principal Amount	Value
Cemex SAB de CV
9.13%, 3/14/28, (9.125% fixed rate until 3/14/28; 5-year Constant Maturity Treasury Rate + 4.907% thereafter)(a)(c)(d)	$400,000	$400,220
5.20%, 9/17/30(a)	200,000	184,600
GCC SAB de CV Co.
3.61%, 4/20/32(a)	400,000	342,818
Petroleos Mexicanos
6.88%, 8/4/26	325,000	296,969
10.00%, 2/7/33(a)(e)	400,000	357,840

Total Mexico		2,461,929

Mongolia - 2.1%
Minerva Luxembourg SA
4.38%, 3/18/31(b)	225,000	174,656
Sands China Ltd.
5.90%, 8/8/28	775,000	736,250

Total Mongolia		910,906

Morocco - 0.9%
OCP SA
4.50%, 10/22/25(a)	200,000	194,671
6.88%, 4/25/44(b)	200,000	183,398

Total Morocco		378,069

Netherlands - 0.9%
Sigma Finance Netherlands BV
4.88%, 3/27/28(a)	385,000	377,781

Oman - 1.1%
OQ SAOC
5.13%, 5/6/28(b)	250,000	235,214
Oryx Funding Ltd.
5.80%, 2/3/31(a)	250,000	241,765

Total Oman		476,979

Panama - 1.2%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	396,419	345,132
4.38%, 5/31/30(b)	198,209	172,566

Total Panama		517,698

Peru - 1.0%
Banco de Credito e Inversiones SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(c)	485,000	445,021

Poland - 0.8%
Canpack SA / Canpack U.S. LLC
3.13%, 11/1/25(a)	384,000	341,820

Qatar - 1.6%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(c)(d)	400,000	362,190
Ooredoo International Finance Ltd.
2.63%, 4/8/31(a)	375,000	327,910

Total Qatar		690,100

Russia - 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(c)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(a)(c)(d)(f)	300,000	26,063

Total Russia		47,063

Saudi Arabia - 3.2%
EIG Pearl Holdings Sarl
3.55%, 8/31/36(b)	200,000	170,763
4.39%, 11/30/46(b)	350,000	274,136
Greensaif Pipelines Bidco Sarl
6.13%, 2/23/38(a)	325,000	334,540
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	700,000	587,779

Total Saudi Arabia		1,367,218

Singapore - 0.5%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(c)	225,000	205,621

South Africa - 2.8%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40(e)	256,000	250,317
Bidvest Group UK PLC
3.63%, 9/23/26(a)	425,000	378,997
3.63%, 9/23/26(b)	200,000	178,351
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(b)	425,000	422,580

Total South Africa		1,230,245

South Korea - 4.8%
Kookmin Bank
2.50%, 11/4/30(a)	475,000	390,267
POSCO
5.63%, 1/17/26(a)	450,000	452,748
5.75%, 1/17/28(a)	325,000	334,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

Investments	Principal Amount	Value
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(c)(d)	$300,000	$263,561
SK Hynix, Inc.
3.00%, 9/17/24(b)	200,000	192,364
2.38%, 1/19/31(a)	300,000	228,106
Woori Bank
4.88%, 1/26/28(a)	225,000	226,335

Total South Korea		2,087,820

Taiwan - 0.8%
TSMC Global Ltd.
4.63%, 7/22/32(a)	350,000	350,438

Thailand - 3.2%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/5/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(c)	500,000	425,440
GC Treasury Center Co. Ltd.
4.40%, 3/30/32(a)	440,000	402,616
PTTEP Treasury Center Co. Ltd.
3.90%, 12/6/59(a)	400,000	289,000
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(b)	300,000	286,813

Total Thailand		1,403,869

Turkey - 2.2%
Akbank TAS
6.80%, 2/6/26(b)	300,000	277,650
Turkiye Is Bankasi AS
6.13%, 4/25/24(b)	200,000	192,704
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(a)	500,000	477,282

Total Turkey		947,636

United Arab Emirates - 4.4%
DP World Ltd.
6.85%, 7/2/37(b)	370,000	402,390
Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(c)(d)	350,000	345,993
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	364,686	338,386
2.16%, 3/31/34(a)	266,130	227,291
2.94%, 9/30/40(a)	3,717	3,007
2.94%, 9/30/40(b)	189,970	153,705
MAF Global Securities Ltd.
4.75%, 5/7/24(b)	200,000	198,950
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(a)	316,414	257,039

Total United Arab Emirates		1,926,761

United Kingdom - 4.9%
Anglo American Capital PLC
5.50%, 5/2/33(a)	500,000	488,215
Antofagasta PLC
5.63%, 5/13/32(a)(e)	275,000	270,334
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(a)	350,000	299,735
HSBC Holdings PLC
8.00%, 3/7/28, (8.00% fixed rate until 3/7/28; 5-year Constant Maturity Treasury Rate + 3.858% thereafter)(c)(d)(e)	200,000	199,250
7.39%, 11/3/28, (7.39% fixed rate until 11/3/27; Secured Overnight Financing Rate + 3.35% thereafter)(c)	350,000	373,687
Standard Chartered PLC
6.17%, 1/9/27, (6.17% fixed rate until 1/9/26; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)(c)	250,000	251,781
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate +2.45% thereafter)(a)(c)	250,000	253,726

Total United Kingdom		2,136,728

United States - 0.7%
Sasol Financing USA LLC
8.75%, 5/3/29(a)	325,000	312,325

TOTAL CORPORATE BONDS (Cost: $41,227,511)		37,321,839

FOREIGN GOVERNMENT AGENCIES - 4.1%

Hungary - 0.7%
Magyar Export-Import Bank Zrt
6.13%, 12/4/27(a)	275,000	273,313

India - 0.8%
Export-Import Bank of India
5.50%, 1/18/33(a)	325,000	330,232

Poland - 0.9%
Bank Gospodarstwa Krajowego
5.38%, 5/22/33(a)	400,000	400,250

South Korea - 1.7%
Korea Electric Power Corp.
3.63%, 6/14/25(a)	200,000	194,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

Investments	Principal Amount	Value
Korea National Oil Corp.
4.75%, 4/3/26(a)	$225,000	$223,288
4.88%, 4/3/28(a)	325,000	326,942

Total South Korea		744,370

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,744,576)		1,748,165

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Mexico - 0.9%
Mexico Government International Bond
6.34%, 5/4/53 (Cost: $399,992)	400,000	402,200

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(g) (Cost: $1,480,418)	1,480,418	1,480,418

TOTAL INVESTMENTS IN SECURITIES - 94.5% (Cost: $44,852,497)		40,952,622
Other Assets less Liabilities - 5.5%		2,379,924

NET ASSETS - 100.0%		$43,332,546

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,689,858 and the total market value of the collateral held by the Fund was $1,752,581. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $272,163.

(f)	Security in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	19	9/20/23	$(2,174,906)	$(4,795)
U.S. Treasury Long Bond	3	9/20/23	(385,031)	(3,445)
Ultra 10 Year U.S. Treasury Note	40	9/20/23	(4,818,125)	(23,551)

			$(7,378,062)	$(31,791)

Long Exposure
2 Year U.S. Treasury Note	30	9/29/23	$6,174,844	$(9,726)
5 Year U.S. Treasury Note	5	9/29/23	545,390	(1,016)
U.S. Treasury Ultra Long Term Bond	11	9/20/23	1,505,625	22,267

			$8,225,859	$11,525

Total - Net			$847,797	$(20,266)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$37,321,839	$—	$37,321,839
Foreign Government Agencies	—	1,748,165	—	1,748,165
Foreign Government Obligations	—	402,200	—	402,200
Investment of Cash Collateral for Securities Loaned	—	1,480,418	—	1,480,418

Total Investments in Securities	$—	$40,952,622	$—	$40,952,622

Financial Derivative Instruments
Futures Contracts[1]	$22,267	$—	$—	$22,267
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(42,533)	$—	$—	$(42,533)

Total - Net	$(20,266)	$40,952,622	$—	$40,932,356

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2023

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 82.8%

Brazil - 12.0%
Brazil Letras do Tesouro Nacional
6.93%, 7/1/23, Series LTN(a)	5,295,000	BRL	$1,022,687
8.09%, 1/1/24, Series LTN(a)	10,970,000	BRL	1,991,567
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	1,251,363
12.68%, 7/1/25, Series LTN(a)	8,000,000	BRL	1,251,777
12.83%, 1/1/26, Series LTN(a)	4,000,000	BRL	596,221
13.02%, 7/1/26, Series LTN(a)	4,000,000	BRL	566,053
Brazil Notas do Tesouro Nacional
10.00%, 1/1/25, Series F	9,199,000	BRL	1,757,415
10.00%, 1/1/27, Series F	6,780,000	BRL	1,288,659
10.00%, 1/1/29, Series F	10,060,000	BRL	1,867,012
10.00%, 1/1/31, Series F	1,500,000	BRL	273,231
10.00%, 1/1/33, Series F	2,000,000	BRL	357,838

Total Brazil			12,223,823

Chile - 3.3%
Bonos de la Tesoreria de la Republica en pesos
2.50%, 3/1/25	790,000,000	CLP	898,213
4.50%, 3/1/26	535,000,000	CLP	626,991
5.00%, 10/1/28(b)(c)	480,000,000	CLP	570,296
4.70%, 9/1/30(b)(c)	175,000,000	CLP	205,320
5.00%, 3/1/35	650,000,000	CLP	775,207
6.00%, 1/1/43, Series 30YR	250,000,000	CLP	336,755

Total Chile			3,412,782

China - 6.2%
China Development Bank
3.41%, 6/7/31, Series 2110	2,000,000	CNY	290,650
China Government Bond
2.18%, 8/25/25	3,500,000	CNY	490,000
3.12%, 12/5/26, Series 1916	6,250,000	CNY	898,452
2.85%, 6/4/27, Series INBK	1,700,000	CNY	242,259
3.25%, 11/22/28, Series 1827	2,300,000	CNY	335,542
3.29%, 5/23/29, Series 1906	5,000,000	CNY	730,449
3.13%, 11/21/29, Series 1915	5,200,000	CNY	751,699
2.68%, 5/21/30, Series INBK	11,270,000	CNY	1,580,111
2.80%, 11/15/32	2,500,000	CNY	352,342
3.81%, 9/14/50, Series INBK	4,000,000	CNY	629,167

Total China			6,300,671

Colombia - 8.5%
Colombian TES
10.00%, 7/24/24, Series B	5,958,700,000	COP	1,343,600
6.25%, 11/26/25, Series B	3,102,400,000	COP	638,762
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,054,398
5.75%, 11/3/27, Series B	1,779,700,000	COP	333,483
6.00%, 4/28/28, Series B	4,422,600,000	COP	821,754
7.75%, 9/18/30, Series B	1,862,200,000	COP	355,473
7.00%, 3/26/31, Series B	6,800,000,000	COP	1,220,024
7.00%, 6/30/32, Series B	3,041,800,000	COP	528,949
7.25%, 10/18/34, Series B	2,210,400,000	COP	374,166
6.25%, 7/9/36, Series B	5,000,000,000	COP	751,348
9.25%, 5/28/42, Series B	5,000,000,000	COP	946,108
7.25%, 10/26/50, Series B	1,750,000,000	COP	260,550

Total Colombia			8,628,615

Czech Republic - 2.3%
Czech Republic Government Bond
0.45%, 10/25/23, Series 97	5,680,000	CZK	249,260
4.34%, 12/12/24, Series 135(a)	3,750,000	CZK	154,549
1.25%, 2/14/25, Series 120	11,900,000	CZK	498,272
0.25%, 2/10/27, Series 100	10,370,000	CZK	392,769
0.05%, 11/29/29, Series 130	8,550,000	CZK	286,907
1.20%, 3/13/31, Series 121	22,000,000	CZK	772,985

Total Czech Republic			2,354,742

Egypt - 0.0%
Egypt Government Bond
14.48%, 4/6/26, Series 5YR	200,000	EGP	5,140

Hungary - 2.0%
Hungary Government Bond
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	48,733
3.00%, 6/26/24, Series 24/B	87,840,000	HUF	227,950
2.50%, 10/24/24, Series 24/C(d)	130,000,000	HUF	328,975
1.00%, 11/26/25, Series 25/C	121,300,000	HUF	281,428
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	544,268
3.00%, 8/21/30, Series 30/A(d)	121,380,000	HUF	259,885
3.25%, 10/22/31, Series 31/A(d)	72,870,000	HUF	153,330
2.25%, 4/20/33, Series 33/A(d)	95,360,000	HUF	175,743

Total Hungary			2,020,312

India - 3.4%
India Government Bond
5.15%, 11/9/25	50,000,000	INR	581,396
5.63%, 4/12/26	50,000,000	INR	586,140
7.26%, 1/14/29	50,000,000	INR	611,493
5.79%, 5/11/30	50,000,000	INR	565,441
6.10%, 7/12/31	50,000,000	INR	569,777
7.16%, 9/20/50	50,000,000	INR	605,873

Total India			3,520,120

Indonesia - 11.8%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	576,140
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	557,741
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	520,980
5.50%, 4/15/26, Series FR86	17,097,000,000	IDR	1,134,995
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	711,746
6.13%, 5/15/28, Series FR64	6,800,000,000	IDR	455,337
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	746,850
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	395,179
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	899,775
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	655,162
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	335,199
8.38%, 3/15/34, Series FR68	1,300,000,000	IDR	99,052
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	792,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2023

Investments	Principal Amount†		Value
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	$874,777
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	235,614
7.13%, 6/15/38, Series FR98	8,000,000,000	IDR	560,779
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	216,812
7.50%, 4/15/40, Series FR83	16,000,000,000	IDR	1,146,599
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	110,131
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	8,200,000,000	IDR	552,574
4.88%, 7/15/26, Series PBS	3,500,000,000	IDR	225,915
6.38%, 3/15/34, Series PBS	3,400,000,000	IDR	218,251

Total Indonesia			12,021,686

Malaysia - 7.4%
Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,680,000	MYR	364,898
4.18%, 7/15/24, Series 0114	1,560,000	MYR	340,968
3.96%, 9/15/25, Series 0115	1,340,000	MYR	293,749
3.91%, 7/15/26, Series 0119	465,000	MYR	102,212
3.90%, 11/30/26, Series 0316	1,400,000	MYR	306,982
3.90%, 11/16/27, Series 0417	4,410,000	MYR	968,781
4.50%, 4/30/29, Series 0322	2,400,000	MYR	542,094
3.89%, 8/15/29, Series 0219	800,000	MYR	174,714
2.63%, 4/15/31, Series 0220	2,000,000	MYR	399,453
3.83%, 7/5/34, Series 0419	1,485,000	MYR	319,315
4.25%, 5/31/35, Series 0415	1,880,000	MYR	418,804
4.76%, 4/7/37, Series 0317	1,832,000	MYR	428,178
3.76%, 5/22/40, Series 0519	3,000,000	MYR	627,599
4.07%, 6/15/50, Series 0120	1,315,000	MYR	278,417
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	175,000	MYR	38,560
3.73%, 3/31/26, Series 0319	2,900,000	MYR	632,448
3.42%, 9/30/27, Series 0120	500,000	MYR	107,701
3.47%, 10/15/30, Series 0220	1,980,000	MYR	418,480
3.45%, 7/15/36, Series 0121	1,125,000	MYR	229,184
4.42%, 9/30/41, Series 0221	2,400,000	MYR	537,861

Total Malaysia			7,530,398

Mexico - 4.7%
Mexican Bonos
5.75%, 3/5/26, Series M	3,700,000	MXN	189,286
8.50%, 5/31/29, Series M 20	15,945,000	MXN	884,873
7.75%, 5/29/31, Series M	15,133,000	MXN	800,526
7.75%, 11/23/34, Series M	11,239,000	MXN	585,055
10.00%, 11/20/36, Series M 30	4,237,000	MXN	260,995
8.50%, 11/18/38, Series M 30	11,809,000	MXN	637,809
7.75%, 11/13/42, Series M(d)	15,527,000	MXN	770,031
8.00%, 11/7/47, Series M	12,400,000	MXN	628,468

Total Mexico			4,757,043

Peru - 4.0%
Peru Government Bond
8.20%, 8/12/26	525,000	PEN	151,840
6.35%, 8/12/28	2,200,000	PEN	594,527
5.94%, 2/12/29	3,735,000	PEN	981,671
6.95%, 8/12/31	1,000,000	PEN	271,092
6.15%, 8/12/32	3,451,000	PEN	880,902
5.40%, 8/12/34	965,000	PEN	228,442
6.90%, 8/12/37	1,500,000	PEN	398,576
5.35%, 8/12/40	2,780,000	PEN	622,078

Total Peru			4,129,128

Poland - 4.7%
Republic of Poland Government Bond
2.50%, 4/25/24, Series 0424	2,876,000	PLN	656,085
0.75%, 4/25/25, Series 0425	4,135,000	PLN	884,943
2.50%, 7/25/26, Series 0726	5,785,000	PLN	1,231,250
2.50%, 7/25/27, Series 0727	3,505,000	PLN	724,239
2.75%, 10/25/29, Series 1029	3,585,000	PLN	704,323
1.25%, 10/25/30, Series 1030	3,415,000	PLN	583,816

Total Poland			4,784,656

Romania - 1.9%
Romania Government Bond
4.00%, 10/25/23, Series 3Y	565,000	RON	120,489
3.25%, 4/29/24, Series 7Y	150,000	RON	31,326
4.75%, 2/24/25, Series 10Y	1,410,000	RON	294,440
4.85%, 4/22/26, Series 7Y	1,000,000	RON	205,370
5.80%, 7/26/27, Series 15YR	1,470,000	RON	305,284
2.50%, 10/25/27, Series 7Y	800,000	RON	145,161
4.15%, 1/26/28, Series 8Y	940,000	RON	181,430
5.00%, 2/12/29, Series 10Y	1,590,000	RON	312,596
3.65%, 9/24/31, Series 15Y(d)	755,000	RON	129,827
4.75%, 10/11/34, Series 15Y	560,000	RON	98,617
4.25%, 4/28/36, Series 5Y	800,000	RON	130,240

Total Romania			1,954,780

South Africa - 4.7%
Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	6,300,000	ZAR	323,459
8.00%, 1/31/30, Series 2030	10,455,000	ZAR	447,706
7.00%, 2/28/31, Series R213	10,267,000	ZAR	396,069
8.25%, 3/31/32, Series 2032	7,895,000	ZAR	320,043
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	743,572
6.25%, 3/31/36, Series R209	7,021,600	ZAR	215,312
8.50%, 1/31/37, Series 2037(d)	17,450,000	ZAR	645,605
9.00%, 1/31/40, Series 2040	12,300,000	ZAR	461,368
6.50%, 2/28/41, Series R214	4,005,000	ZAR	114,969
8.75%, 1/31/44, Series 2044	18,965,000	ZAR	679,453
8.75%, 2/28/48, Series 2048	14,120,000	ZAR	499,602

Total South Africa			4,847,158

Thailand - 4.6%
Thailand Government Bond
0.75%, 6/17/24	3,025,000	THB	85,802
1.45%, 12/17/24	25,770,000	THB	733,614
0.95%, 6/17/25	7,000,000	THB	196,593
3.85%, 12/12/25	5,480,000	THB	164,228
2.13%, 12/17/26	4,000,000	THB	114,778
2.88%, 12/17/28	9,752,000	THB	289,242
4.88%, 6/22/29	10,067,000	THB	332,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2023

Investments	Principal Amount†		Value
1.60%, 12/17/29	15,245,000	THB	$419,042
3.65%, 6/20/31	9,000,000	THB	282,262
2.00%, 12/17/31	25,000,000	THB	698,372
1.60%, 6/17/35	6,130,000	THB	156,688
3.40%, 6/17/36	13,952,000	THB	427,290
3.30%, 6/17/38	18,522,000	THB	561,226
2.88%, 6/17/46	6,985,000	THB	190,278

Total Thailand			4,652,095

Turkey - 1.3%
Turkey Government Bond
16.20%, 6/14/23	4,830,000	TRY	234,048
9.00%, 7/24/24	733,000	TRY	32,562
8.00%, 3/12/25	4,657,000	TRY	205,190
12.60%, 10/1/25	3,815,000	TRY	188,273
10.60%, 2/11/26	2,290,000	TRY	110,247
11.00%, 2/24/27	7,106,000	TRY	327,685
10.50%, 8/11/27	3,410,000	TRY	149,506
11.70%, 11/13/30	2,305,000	TRY	120,602

Total Turkey			1,368,113

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $96,988,632)			84,511,262

SUPRANATIONAL BONDS - 6.8%
European Investment Bank
7.50%, 7/30/23	28,726,000	MXN	1,610,658
7.75%, 1/30/25	9,850,000	MXN	529,728
8.00%, 5/5/27(b)	15,215,000	ZAR	729,068
Inter-American Development Bank
7.50%, 12/5/24	890,000	MXN	47,637
International Bank for Reconstruction & Development
8.25%, 12/21/26	6,675,000	ZAR	323,203
6.75%, 2/9/29	15,500,000	ZAR	677,530
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,454,599
7.50%, 1/18/28	19,700,000	MXN	1,041,463
7.75%, 1/18/30	10,000,000	MXN	522,180

TOTAL SUPRANATIONAL BONDS (Cost: $6,810,434)			6,936,066

REPURCHASE AGREEMENT - 7.3%

United States - 7.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.05% due 6/1/23; Proceeds at maturity - $7,441,044 (fully collateralized by Ginnie Mae II Single Family, 5.00% - 6.50% due 4/20/53, Ginnie Mae II Single Family Platinum, 6.00% due 4/20/53; Market value including accrued interest - $7,812,000) (Cost: $7,440,000)	7,440,000		7,440,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(e) (Cost: $1,598,973)	1,598,973		1,598,973

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $112,838,039)			100,486,301
Other Assets less Liabilities - 1.5%			1,539,388

NET ASSETS - 100.0%			$102,025,689

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2023.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,509,213 and the total market value of the collateral held by the Fund was $1,598,973.

(e)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	6/15/2023	2,000,000	BRL	377,815	USD	$11,938	$—
Citibank NA	6/15/2023	6,000,000	CZK	267,809	USD	1,171	—
Citibank NA	6/15/2023	250,000,000	HUF	680,365	USD	35,780	—
Citibank NA	6/15/2023	25,200,000,000	IDR	1,648,675	USD	31,490	—
Citibank NA	6/15/2023	22,000,000	INR	266,990	USD	—	(940)
Citibank NA	6/15/2023	15,000,000	MXN	811,904	USD	30,399	—
Citibank NA	6/15/2023	327,968	USD	27,000,000	INR	1,452	—
Goldman Sachs	6/2/2023	691,345	USD	13,700,000	ZAR	—	(7)
Goldman Sachs	6/15/2023	476,000,000	CLP	578,021	USD	5,592	—
Goldman Sachs	6/15/2023	20,800,000	INR	251,953	USD	—	(414)
HSBC Holdings PLC	6/15/2023	46,000,000	INR	553,267	USD	3,021	—
HSBC Holdings PLC	6/15/2023	4,900,000	TRY	244,257	USD	—	(19,642)
HSBC Holdings PLC	6/15/2023	662,395	USD	4,600,000	CNY	13,410	—
HSBC Holdings PLC	6/15/2023	804,007	USD	12,200,000,000	IDR	—	(9,407)
HSBC Holdings PLC	6/15/2023	855,995	USD	13,000,000,000	IDR	—	(10,757)
JP Morgan Chase Bank NA	6/15/2023	19,700,000	MXN	1,046,004	USD	60,219	—
JP Morgan Chase Bank NA	6/15/2023	142,403	USD	3,100,000	CZK	3,430	—
Morgan Stanley & Co. International	6/15/2023	3,230,000	MYR	717,798	USD	—	(17,452)
Standard Chartered Bank	6/15/2023	16,000,000	CNY	2,313,008	USD	—	(55,671)
UBS AG	6/15/2023	129,792	USD	50,000,000	HUF	—	(13,437)

						$197,902	$(127,727)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$84,511,262	$—	$84,511,262
Supranational Bonds	—	6,936,066	—	6,936,066
Repurchase Agreement	—	7,440,000	—	7,440,000
Investment of Cash Collateral for Securities Loaned	—	1,598,973	—	1,598,973

Total Investments in Securities	$—	$100,486,301	$—	$100,486,301

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$197,902	$—	$197,902
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(127,727)	$—	$(127,727)

Total - Net	$—	$100,556,476	$—	$100,556,476

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%

U.S. Treasury Notes - 99.5%
U.S. Treasury Floating Rate Notes
5.41%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	$4,278,374,000	$4,278,919,364
5.51%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	4,276,935,000	4,281,038,890
5.57%, 1/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.20%)*	4,278,039,000	4,286,041,457
5.54%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.169%)*	2,895,514,000	2,897,126,049

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $15,731,088,929)		15,743,125,760
Other Assets less Liabilities - 0.5%		73,471,477

NET ASSETS - 100.0%		$15,816,597,237

*	Floating rate note. Coupon shown is in effect at May 31, 2023. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Floating Rate Treasury Fund (USFR)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$15,743,125,760	$—	$15,743,125,760

Total Investments in Securities	$—	$15,743,125,760	$—	$15,743,125,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 94.0%

Canada - 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$554,000	$470,573
4.13%, 12/1/31(a)	273,000	224,573
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	381,000	327,980

Total Canada		1,023,126

Germany - 1.2%
Deutsche Bank AG
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	350,000	263,008
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(b)	470,000	394,062
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(b)	1,512,000	1,102,157

Total Germany		1,759,227

United States - 92.1%
ACCO Brands Corp.
4.25%, 3/15/29(a)(c)	255,000	215,251
AdaptHealth LLC
4.63%, 8/1/29(a)	527,000	406,501
ADT Security Corp.
4.88%, 7/15/32(a)	836,000	713,192
AECOM
5.13%, 3/15/27	156,000	150,737
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 3/15/26(a)	60,000	55,748
7.50%, 3/15/26(a)	242,000	248,880
3.50%, 3/15/29(a)	357,000	311,018
4.88%, 2/15/30(a)	678,000	627,509
Allison Transmission, Inc.
5.88%, 6/1/29(a)	430,000	416,859
AMC Networks, Inc.
4.75%, 8/1/25	842,000	745,162
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(c)	411,000	335,397
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	487,000	469,122
5.88%, 8/20/26	214,000	199,260
5.75%, 5/20/27	146,000	132,369
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	40,000	37,183
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	238,000	228,594
5.75%, 1/15/28(a)	371,000	353,767
Antero Resources Corp.
7.63%, 2/1/29(a)(c)	36,000	36,682
Apache Corp.
4.25%, 1/15/30(c)	25,000	22,463
5.10%, 9/1/40	29,000	23,967
4.75%, 4/15/43	16,000	12,198
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	190,000	144,637
APX Group, Inc.
5.75%, 7/15/29(a)	423,000	362,181
Aramark Services, Inc.
5.00%, 4/1/25(a)	35,000	34,247
6.38%, 5/1/25(a)	153,000	152,726
5.00%, 2/1/28(a)	63,000	59,593
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	173,000	166,512
6.25%, 4/1/28(a)	530,000	491,941
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)(c)	396,000	349,815
5.00%, 2/15/32(a)	368,000	316,244
ASGN, Inc.
4.63%, 5/15/28(a)	196,000	177,603
Audacy Capital Corp.
6.75%, 3/31/29(a)	162,000	5,318
Avantor Funding, Inc.
4.63%, 7/15/28(a)	429,000	397,863
Avient Corp.
5.75%, 5/15/25(a)	215,000	214,230
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	86,000	73,789
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)(c)	400,000	379,804
B&G Foods, Inc.
5.25%, 4/1/25	598,000	564,345
5.25%, 9/15/27(c)	284,000	241,786
Ball Corp.
4.00%, 11/15/23	4,000	3,965
5.25%, 7/1/25	43,000	42,770
2.88%, 8/15/30	501,000	415,444
Bath & Body Works, Inc.
5.25%, 2/1/28(c)	172,000	163,815
6.63%, 10/1/30(a)	142,000	135,768
BellRing Brands, Inc.
7.00%, 3/15/30(a)	93,000	94,309
Berry Global, Inc.
4.88%, 7/15/26(a)	50,000	48,511
Big River Steel LLC / BRS Finance Corp.
6.63%, 1/31/29(a)	258,000	256,424
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	53,000	47,660
Block, Inc.
3.50%, 6/1/31(c)	30,000	24,577
Boyd Gaming Corp.
4.75%, 12/1/27(c)	391,000	370,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
Brink’s Co.
4.63%, 10/15/27(a)	$147,000	$137,255
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	346,000	306,746
4.50%, 4/1/27(a)	149,000	119,301
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	221,000	204,876
4.25%, 2/1/32(a)	220,000	189,248
6.38%, 6/15/32(a)	659,000	648,838
Cable One, Inc.
4.00%, 11/15/30(a)(c)	304,000	238,838
California Resources Corp.
7.13%, 2/1/26(a)	268,000	272,173
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a)(c)	27,000	23,497
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	150,000	139,513
4.75%, 3/1/30(a)	1,280,000	1,082,291
4.50%, 8/15/30(a)	1,147,000	945,851
4.25%, 1/15/34(a)	750,000	555,600
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	385,000	361,349
CDW LLC / CDW Finance Corp.
4.25%, 4/1/28	1,000	924
3.25%, 2/15/29	204,000	175,228
Centene Corp.
4.25%, 12/15/27	278,000	261,579
4.63%, 12/15/29	1,369,000	1,269,652
3.00%, 10/15/30	447,000	374,023
2.50%, 3/1/31	442,000	354,073
Central Garden & Pet Co.
4.13%, 10/15/30(c)	198,000	166,435
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)(c)	87,000	75,603
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	310,000	189,940
3.85%, 4/1/61	38,000	22,432
Chemours Co.
5.38%, 5/15/27(c)	402,000	371,335
5.75%, 11/15/28(a)	269,000	237,002
Cheniere Energy Partners LP
4.50%, 10/1/29	133,000	122,704
4.00%, 3/1/31	200,000	176,240
Cheniere Energy, Inc.
4.63%, 10/15/28	144,000	135,395
Chesapeake Energy Corp.
5.88%, 2/1/29(a)	90,000	84,930
6.75%, 4/15/29(a)	100,000	97,931
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	442,000	413,022
5.63%, 3/15/27(a)	403,000	345,351
8.00%, 12/15/27(a)(c)	480,000	447,370
6.88%, 4/1/28(a)	233,000	130,804
6.88%, 4/15/29(a)	705,000	399,241
6.13%, 4/1/30(a)	85,000	46,552
5.25%, 5/15/30(a)	382,000	287,340
4.75%, 2/15/31(a)	1,503,000	1,081,213
Churchill Downs, Inc.
5.50%, 4/1/27(a)	203,000	196,463
Cinemark USA, Inc.
5.25%, 7/15/28(a)	450,000	396,342
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	20,000	17,679
4.88%, 7/1/29(a)(c)	539,000	463,465
Clean Harbors, Inc.
4.88%, 7/15/27(a)	9,000	8,609
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)(c)	313,000	233,489
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	82,000	76,471
3.75%, 2/15/31(a)	232,000	195,792
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	159,000	161,100
4.63%, 3/1/29(a)(c)	154,000	137,325
CNX Resources Corp.
7.25%, 3/14/27(a)(c)	411,000	405,558
Coherent Corp.
5.00%, 12/15/29(a)(c)	418,000	372,108
Coinbase Global, Inc.
3.38%, 10/1/28(a)	150,000	94,739
3.63%, 10/1/31(a)	1,200,000	699,864
CommScope Technologies LLC
6.00%, 6/15/25(a)(c)	671,000	632,163
5.00%, 3/15/27(a)	345,000	232,440
CommScope, Inc.
6.00%, 3/1/26(a)	654,000	615,741
8.25%, 3/1/27(a)(c)	1,328,000	1,036,132
7.13%, 7/1/28(a)(c)	25,000	17,100
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	179,000	171,271
Comstock Resources, Inc.
6.75%, 3/1/29(a)	835,000	729,347
5.88%, 1/15/30(a)	253,000	212,082
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	222,000	182,082
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(a)	116,000	101,247
CoreCivic, Inc.
8.25%, 4/15/26	216,000	217,387
Coty, Inc.
6.50%, 4/15/26(a)(c)	155,000	152,937
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	560,000	501,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.63%, 5/1/27(a)	314,000	297,502
6.00%, 2/1/29(a)	220,000	203,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
CSC Holdings LLC
5.25%, 6/1/24(c)	$502,000	$466,298
5.50%, 4/15/27(a)	260,000	212,732
5.38%, 2/1/28(a)	340,000	268,658
7.50%, 4/1/28(a)(c)	163,000	88,745
6.50%, 2/1/29(a)	400,000	317,740
5.75%, 1/15/30(a)	662,000	291,485
4.63%, 12/1/30(a)	1,050,000	453,873
3.38%, 2/15/31(a)	210,000	143,877
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	622,000	140,584
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)(c)	86,000	76,865
CVR Partners LP / CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	221,000	192,679
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	104,000	102,393
DaVita, Inc.
4.63%, 6/1/30(a)	940,000	807,347
3.75%, 2/15/31(a)	1,471,000	1,167,974
Delta Air Lines, Inc.
7.38%, 1/15/26(c)	145,000	152,407
DISH DBS Corp.
5.88%, 11/15/24	1,558,000	1,336,795
7.75%, 7/1/26	1,495,000	858,519
5.25%, 12/1/26(a)	513,000	406,547
DT Midstream, Inc.
4.38%, 6/15/31(a)	700,000	590,121
Dycom Industries, Inc.
4.50%, 4/15/29(a)(c)	136,000	123,257
Earthstone Energy Holdings LLC
8.00%, 4/15/27(a)	312,000	304,465
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	346,000	324,285
4.13%, 4/1/29(a)	5,000	4,317
Elanco Animal Health, Inc.
6.02%, 8/28/23	10,000	9,970
6.65%, 8/28/28(c)	348,000	333,983
Element Solutions, Inc.
3.88%, 9/1/28(a)	291,000	254,736
Enact Holdings, Inc.
6.50%, 8/15/25(a)	170,000	167,333
Encompass Health Corp.
4.50%, 2/1/28	403,000	373,573
4.75%, 2/1/30	138,000	126,470
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	235,000	209,465
4.38%, 3/31/29(a)(c)	556,000	476,870
EnLink Midstream LLC
5.63%, 1/15/28(a)	95,000	91,601
6.50%, 9/1/30(a)	194,000	193,018
Entegris Escrow Corp.
5.95%, 6/15/30(a)	107,000	103,164
EQM Midstream Partners LP
6.50%, 7/1/27(a)	1,025,000	1,004,889
5.50%, 7/15/28	206,000	193,393
4.50%, 1/15/29(a)	535,000	468,826
4.75%, 1/15/31(a)	316,000	271,416
EQT Corp.
3.90%, 10/1/27	110,000	102,586
7.00%, 2/1/30	103,000	107,186
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	242,000	201,988
First-Citizens Bank & Trust Co.
3.93%, 6/19/24, (3.929% fixed rate until 5/19/24; Secured Overnight Financing Rate + 3.827% thereafter)(b)	10,000	9,967
FirstCash, Inc.
4.63%, 9/1/28(a)	143,000	127,449
5.63%, 1/1/30(a)	68,000	61,805
Ford Holdings LLC
9.30%, 3/1/30	633,000	710,789
Ford Motor Co.
9.63%, 4/22/30	546,000	623,461
3.25%, 2/12/32	195,000	148,442
5.29%, 12/8/46	479,000	379,071
Ford Motor Credit Co. LLC
4.54%, 8/1/26	180,000	168,570
2.70%, 8/10/26	200,000	177,276
4.95%, 5/28/27	500,000	469,560
5.11%, 5/3/29	400,000	366,584
4.00%, 11/13/30	250,000	210,555
Freeport-McMoRan, Inc.
4.55%, 11/14/24	135,000	133,414
Frontier Communications Holdings LLC
5.00%, 5/1/28(a)	1,483,000	1,244,489
5.88%, 11/1/29(c)	942,436	661,364
6.00%, 1/15/30(a)(c)	1,235,000	868,143
Gap, Inc.
3.63%, 10/1/29(a)	462,000	327,239
3.88%, 10/1/31(a)	319,000	220,684
Gartner, Inc.
4.50%, 7/1/28(a)	190,000	178,988
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)(c)	139,000	137,321
Gen Digital, Inc.
6.75%, 9/30/27(a)	285,000	285,074
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	282,000	276,899
8.00%, 1/15/27	20,000	19,504
7.75%, 2/1/28	857,000	824,888
Glatfelter Corp.
4.75%, 11/15/29(a)(c)	242,000	154,048
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(b)	263,000	204,777
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	190,000	136,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
GLP Capital LP / GLP Financing II, Inc.
5.30%, 1/15/29	$252,000	$241,071
4.00%, 1/15/31	418,000	360,253
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	193,000	167,651
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	306,000	299,008
4.88%, 3/15/27(c)	536,000	512,914
5.25%, 7/15/31(c)	469,000	408,513
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	133,000	106,455
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)(c)	268,000	227,762
Gray Television, Inc.
5.88%, 7/15/26(a)	549,000	473,518
7.00%, 5/15/27(a)(c)	1,217,000	1,005,838
Griffon Corp.
5.75%, 3/1/28	454,000	420,617
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	235,000	206,607
Hanesbrands, Inc.
4.88%, 5/15/26(a)(c)	365,000	340,530
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 6/15/26(a)	115,000	100,725
HealthEquity, Inc.
4.50%, 10/1/29(a)(c)	283,000	252,512
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.88%, 9/1/25(a)	290,000	267,281
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	477,000	444,650
3.63%, 2/15/32(a)	656,000	544,250
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	512,000	455,562
4.88%, 7/1/31(a)	195,000	165,742
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	276,000	190,771
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	130,000	120,389
Hologic, Inc.
3.25%, 2/15/29(a)	102,000	89,318
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	110,000	110,736
Hughes Satellite Systems Corp.
5.25%, 8/1/26	191,000	178,331
6.63%, 8/1/26(c)	509,000	470,942
iHeartCommunications, Inc.
6.38%, 5/1/26	209,424	159,286
8.38%, 5/1/27	415,769	234,390
5.25%, 8/15/27(a)	323,924	228,026
4.75%, 1/15/28(a)(c)	230,000	159,919
Ingevity Corp.
3.88%, 11/1/28(a)	185,000	152,816
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	241,602
Iron Mountain, Inc.
4.88%, 9/15/27(a)	227,000	212,837
5.25%, 3/15/28(a)	122,000	114,369
5.25%, 7/15/30(a)	355,000	318,080
4.50%, 2/15/31(a)	578,000	493,051
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)(c)	280,000	245,095
4.50%, 6/1/31(a)(c)	144,000	113,468
Kennedy-Wilson, Inc.
4.75%, 2/1/30	250,000	188,682
5.00%, 3/1/31	808,000	604,166
Kinetik Holdings LP
5.88%, 6/15/30(a)	200,000	189,726
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	396,000	335,709
4.75%, 6/15/29(a)	93,000	72,811
Lamar Media Corp.
3.63%, 1/15/31	318,000	267,327
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)(c)	163,000	157,432
4.13%, 1/31/30(a)	348,000	311,115
Level 3 Financing, Inc.
4.63%, 9/15/27(a)	820,000	513,632
4.25%, 7/1/28(a)	535,000	302,211
3.63%, 1/15/29(a)	832,000	450,312
3.75%, 7/15/29(a)	427,000	223,778
10.50%, 5/15/30(a)	789,000	750,276
Levi Strauss & Co.
3.50%, 3/1/31(a)(c)	150,000	124,028
Lithia Motors, Inc.
3.88%, 6/1/29(a)(c)	215,000	185,655
4.38%, 1/15/31(a)	414,000	353,825
Live Nation Entertainment, Inc.
6.50%, 5/15/27(a)	307,000	308,035
4.75%, 10/15/27(a)	342,000	317,968
LPL Holdings, Inc.
4.00%, 3/15/29(a)	130,000	114,386
LSB Industries, Inc.
6.25%, 10/15/28(a)(c)	351,000	318,076
Lumen Technologies, Inc.
5.63%, 4/1/25	35,000	26,142
5.13%, 12/15/26(a)	34,000	20,868
4.00%, 2/15/27(a)	248,000	162,579
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(c)	241,000	213,405
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	239,000	204,945
Masonite International Corp.
5.38%, 2/1/28(a)	178,000	169,424
Match Group Holdings II LLC
4.63%, 6/1/28(a)	50,000	45,679
Mattel, Inc.
3.38%, 4/1/26(a)	41,000	37,648
3.75%, 4/1/29(a)	173,000	151,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
MGIC Investment Corp.
5.25%, 8/15/28	$87,000	$82,590
MGM Resorts International
5.50%, 4/15/27	640,000	614,285
Michaels Cos., Inc.
7.88%, 5/1/29(a)(c)	1,340,000	829,808
MicroStrategy, Inc.
6.13%, 6/15/28(a)(c)	216,000	188,259
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	410,000	362,014
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	487,000	370,773
Molina Healthcare, Inc.
3.88%, 11/15/30(a)(c)	623,000	534,895
Moog, Inc.
4.25%, 12/15/27(a)	87,000	81,603
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	552,000	442,986
5.75%, 11/1/28(a)(c)	816,000	584,550
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(c)	479,000	423,838
5.00%, 10/15/27(c)	789,000	649,229
4.63%, 8/1/29	407,000	304,831
MSCI, Inc.
4.00%, 11/15/29(a)	166,000	149,451
Murphy Oil USA, Inc.
4.75%, 9/15/29	171,000	158,144
3.75%, 2/15/31(a)	31,000	26,295
Nabors Industries, Inc.
7.38%, 5/15/27(a)	609,000	572,484
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	926,000	845,077
5.13%, 12/15/30(a)	522,000	423,535
Navient Corp.
7.25%, 9/25/23	306,000	305,960
6.13%, 3/25/24	368,000	361,994
5.88%, 10/25/24	7,000	6,857
4.88%, 3/15/28	88,000	73,013
5.50%, 3/15/29	150,000	124,260
NCR Corp.
5.13%, 4/15/29(a)	467,000	408,200
6.13%, 9/1/29(a)	394,000	391,159
Necessity Retail REIT, Inc. / American Finance Operating Partner LP
4.50%, 9/30/28(a)	232,000	176,710
Newell Brands, Inc.
4.70%, 4/1/26	945,000	878,680
6.00%, 4/1/46	14,000	10,368
News Corp.
3.88%, 5/15/29(a)	251,000	220,757
5.13%, 2/15/32(a)	165,000	150,683
Nexstar Media, Inc.
5.63%, 7/15/27(a)	520,000	477,474
4.75%, 11/1/28(a)	604,000	510,724
Nordstrom, Inc.
5.00%, 1/15/44(c)	236,000	150,736
NRG Energy, Inc.
5.25%, 6/15/29(a)	753,000	680,268
3.63%, 2/15/31(a)	605,000	476,794
3.88%, 2/15/32(a)	487,000	379,251
NuStar Logistics LP
6.00%, 6/1/26	360,000	350,662
5.63%, 4/28/27	344,000	329,631
6.38%, 10/1/30	219,000	211,009
Occidental Petroleum Corp.
2.90%, 8/15/24	679,000	654,047
3.50%, 6/15/25	277,000	263,876
5.88%, 9/1/25	189,000	189,110
6.45%, 9/15/36	423,000	430,187
4.40%, 8/15/49	874,000	662,763
Olin Corp.
5.13%, 9/15/27	63,000	59,873
5.63%, 8/1/29(c)	131,000	125,681
5.00%, 2/1/30	160,000	146,805
ON Semiconductor Corp.
3.88%, 9/1/28(a)	46,000	41,600
OneMain Finance Corp.
6.13%, 3/15/24	431,000	421,186
6.88%, 3/15/25	517,000	499,179
7.13%, 3/15/26	784,000	750,555
6.63%, 1/15/28	74,000	67,405
5.38%, 11/15/29	373,000	305,435
4.00%, 9/15/30(c)	478,000	353,280
Option Care Health, Inc.
4.38%, 10/31/29(a)	190,000	164,641
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	650,000	579,878
5.13%, 4/30/31(a)	960,000	815,635
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/27(a)	148,000	133,193
4.25%, 1/15/29(a)	167,000	136,679
4.63%, 3/15/30(a)(c)	345,000	282,079
Owens & Minor, Inc.
4.50%, 3/31/29(a)(c)	291,000	238,926
6.63%, 4/1/30(a)(c)	361,000	325,503
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)(c)	168,000	167,936
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	341,000	300,755
4.38%, 10/15/28(a)	273,000	237,941
Paramount Global
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(b)	633,000	510,413
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
7.50%, 6/1/25(a)	309,000	309,689
5.88%, 10/1/28(a)	76,000	69,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	$163,000	$144,273
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	238,000	237,510
6.00%, 2/15/28(c)	331,000	308,787
PDC Energy, Inc.
5.75%, 5/15/26	122,000	121,807
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	1,002,000	806,720
Penske Automotive Group, Inc.
3.50%, 9/1/25	20,000	19,024
3.75%, 6/15/29	70,000	60,156
Performance Food Group, Inc.
5.50%, 10/15/27(a)	237,000	228,658
4.25%, 8/1/29(a)	197,000	174,164
PGT Innovations, Inc.
4.38%, 10/1/29(a)	231,000	211,016
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	415,000	408,269
4.25%, 4/15/31	76,000	65,261
3.50%, 3/1/32	184,000	147,101
Post Holdings, Inc.
5.63%, 1/15/28(a)	513,000	494,968
5.50%, 12/15/29(a)	164,000	152,673
4.63%, 4/15/30(a)	1,264,000	1,108,022
4.50%, 9/15/31(a)	84,000	71,269
PRA Health Sciences, Inc.
2.88%, 7/15/26(a)	200,000	183,588
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/1/29(a)	600,000	426,378
5.88%, 9/1/31(a)	360,000	247,561
Prestige Brands, Inc.
3.75%, 4/1/31(a)	239,000	197,283
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	368,000	364,618
5.75%, 4/15/26(a)	481,000	472,347
3.38%, 8/31/27(a)	112,000	98,427
6.25%, 1/15/28(a)	149,000	137,001
PROG Holdings, Inc.
6.00%, 11/15/29(a)	312,000	276,070
PTC, Inc.
4.00%, 2/15/28(a)	47,000	43,820
Qorvo, Inc.
4.38%, 10/15/29	266,000	238,871
QVC, Inc.
4.85%, 4/1/24	325,000	310,342
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	98,000	39,442
5.38%, 12/1/28(a)	609,000	157,390
Radian Group, Inc.
6.63%, 3/15/25	15,000	15,033
Range Resources Corp.
8.25%, 1/15/29	37,000	38,552
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	684,000	495,319
5.25%, 4/15/30(a)(c)	460,000	320,178
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	125,000	116,920
Rithm Capital Corp.
6.25%, 10/15/25(a)	278,000	252,560
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	37,000	33,901
4.00%, 9/15/29(a)	55,000	46,207
ROBLOX Corp.
3.88%, 5/1/30(a)	200,000	171,352
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	132,000	116,924
Sabra Health Care LP
5.13%, 8/15/26	30,000	28,455
3.20%, 12/1/31	104,000	77,127
Scientific Games International, Inc.
8.63%, 7/1/25(a)	232,000	237,628
7.00%, 5/15/28(a)	72,000	71,311
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	250,000	193,260
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(c)	233,000	209,159
Select Medical Corp.
6.25%, 8/15/26(a)	451,000	439,337
Sensata Technologies BV
4.00%, 4/15/29(a)	389,000	347,354
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	243,000	206,239
Service Corp. International
4.63%, 12/15/27(c)	99,000	93,933
3.38%, 8/15/30	638,000	531,901
Service Properties Trust
7.50%, 9/15/25	511,000	501,455
Silgan Holdings, Inc.
4.13%, 2/1/28	12,000	10,987
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(c)	727,000	422,700
4.13%, 12/1/30(a)	51,000	33,337
Sirius XM Radio, Inc.
4.00%, 7/15/28(a)	433,000	363,122
5.50%, 7/1/29(a)	1,717,000	1,501,448
4.13%, 7/1/30(a)	1,199,000	940,544
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	17,942
3.00%, 6/1/31	69,000	54,515
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(c)	313,000	259,320
4.88%, 11/15/31(a)(c)	331,000	263,661
Southwestern Energy Co.
5.38%, 3/15/30	400,000	368,364
4.75%, 2/1/32	500,000	433,175
Spectrum Brands, Inc.
5.75%, 7/15/25	137,000	136,536
Sprint LLC
7.13%, 6/15/24	83,000	83,890
7.63%, 2/15/25	116,000	118,963
7.63%, 3/1/26	4,000	4,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	$346,000	$330,558
Stagwell Global LLC
5.63%, 8/15/29(a)	585,000	505,446
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	113,000	95,607
Station Casinos LLC
4.50%, 2/15/28(a)	94,000	84,219
4.63%, 12/1/31(a)(c)	73,000	60,786
Stericycle, Inc.
5.38%, 7/15/24(a)	52,000	51,499
Summit Materials LLC / Summit Materials Finance Corp.
5.25%, 1/15/29(a)	120,000	112,944
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
9.00%, 10/15/26(a)(b)	416,000	396,290
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	275,000	228,041
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	317,000	282,789
4.50%, 4/30/30(c)	126,000	110,625
Syneos Health, Inc.
3.63%, 1/15/29(a)	263,000	254,939
Talos Production, Inc.
12.00%, 1/15/26	255,000	267,814
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	494,000	459,790
TEGNA, Inc.
4.63%, 3/15/28	262,000	229,407
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)(c)	305,000	259,732
3.88%, 10/15/31(a)(c)	55,000	44,058
Tenet Healthcare Corp.
6.13%, 10/1/28(c)	650,000	616,551
Terex Corp.
5.00%, 5/15/29(a)	183,000	168,874
TerraForm Power Operating LLC
4.75%, 1/15/30(a)	532,000	478,896
Thor Industries, Inc.
4.00%, 10/15/29(a)(c)	237,000	194,276
TopBuild Corp.
4.13%, 2/15/32(a)	160,000	134,915
Townsquare Media, Inc.
6.88%, 2/1/26(a)	293,000	272,218
TransDigm, Inc.
6.38%, 6/15/26	313,000	309,804
4.88%, 5/1/29	379,000	337,371
Transocean, Inc.
11.50%, 1/30/27(a)(c)	1,078,000	1,105,069
Travel & Leisure Co.
6.63%, 7/31/26(a)	352,000	349,114
TreeHouse Foods, Inc.
4.00%, 9/1/28	282,000	243,047
TriNet Group, Inc.
3.50%, 3/1/29(a)	197,000	170,007
TripAdvisor, Inc.
7.00%, 7/15/25(a)	42,000	42,273
Tronox, Inc.
4.63%, 3/15/29(a)	633,000	514,654
TTM Technologies, Inc.
4.00%, 3/1/29(a)(c)	189,000	161,417
Tutor Perini Corp.
6.88%, 5/1/25(a)(c)	295,000	225,769
U.S. Foods, Inc.
6.25%, 4/15/25(a)	154,000	154,188
4.75%, 2/15/29(a)	323,000	295,506
United Airlines, Inc.
4.38%, 4/15/26(a)	350,000	331,544
4.63%, 4/15/29(a)	942,000	852,859
United Natural Foods, Inc.
6.75%, 10/15/28(a)	214,000	199,842
United Rentals North America, Inc.
5.50%, 5/15/27	216,000	213,533
3.88%, 11/15/27	360,000	333,320
4.88%, 1/15/28	122,000	116,530
5.25%, 1/15/30	19,000	18,026
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
6.00%, 1/15/30(a)	672,000	413,858
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.50%, 2/15/29(a)	162,000	103,797
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	68,000	68,407
Urban One, Inc.
7.38%, 2/1/28(a)	467,000	421,080
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	653,000	626,671
6.88%, 9/1/27	66,000	62,190
Valvoline, Inc.
3.63%, 6/15/31(a)	138,000	113,987
Vector Group Ltd.
5.75%, 2/1/29(a)	231,000	200,894
VeriSign, Inc.
5.25%, 4/1/25	1,000	996
VICI Properties LP
5.13%, 5/15/32	215,000	200,967
VICI Properties LP / VICI Note Co., Inc.
5.75%, 2/1/27(a)	221,000	218,209
Victoria’s Secret & Co.
4.63%, 7/15/29(a)(c)	269,000	206,786
Vista Outdoor, Inc.
4.50%, 3/15/29(a)(c)	275,000	227,301
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	452,000	435,312
5.00%, 7/31/27(a)	311,000	292,523
Vontier Corp.
1.80%, 4/1/26	9,000	8,015
2.40%, 4/1/28	75,000	62,882
2.95%, 4/1/31	318,000	251,182
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	31,000	31,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

Investments	Principal Amount	Value
Western Digital Corp.
4.75%, 2/15/26	$914,000	$872,486
2.85%, 2/1/29	500,000	404,245
Western Midstream Operating LP
5.45%, 4/1/44	55,000	46,252
5.30%, 3/1/48	720,000	590,112
William Carter Co.
5.63%, 3/15/27(a)	19,000	18,579
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	101,000	92,463
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	362,000	289,003
WW International, Inc.
4.50%, 4/15/29(a)(c)	14,000	8,525
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	66,000	60,869
Xerox Holdings Corp.
5.00%, 8/15/25(a)	699,000	658,493
5.50%, 8/15/28(a)	103,000	87,632
XHR LP
6.38%, 8/15/25(a)	81,000	79,269
4.88%, 6/1/29(a)(c)	89,000	76,285
Yum! Brands, Inc.
3.63%, 3/15/31	20,000	17,099
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	100,000	84,372
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(c)	177,000	153,524

Total United States		133,509,960

TOTAL CORPORATE BONDS (Cost: $155,361,544)		136,292,313

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.9%

United States - 13.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(d) (Cost: $20,258,888)	20,258,888	20,258,888

TOTAL INVESTMENTS IN SECURITIES - 107.9% (Cost: $175,620,432)		156,551,201
Other Assets less Liabilities - (7.9)%		(11,523,624)

NET ASSETS - 100.0%		$145,027,577

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,173,904 and the total market value of the collateral held by the Fund was $20,902,819. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $643,931.

(d)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	62	9/29/23	$(12,761,344)	$7,350
5 Year U.S. Treasury Note	757	9/29/23	(82,572,141)	153,778
10 Year U.S. Treasury Note	227	9/20/23	(25,984,406)	(17,734)
Ultra 10 Year U.S. Treasury Note	28	9/20/23	(3,372,687)	(16,486)

			$(124,690,578)	$126,908

Long Exposure
U.S. Treasury Long Bond	5	9/20/23	$641,719	$5,718
U.S. Treasury Ultra Long Term Bond	3	9/20/23	410,625	5,696

			$1,052,344	$11,414

Total - Net			$(123,638,234)	$138,322

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$136,292,313	$—	$136,292,313
Investment of Cash Collateral for Securities Loaned	—	20,258,888	—	20,258,888

Total Investments in Securities	$—	$156,551,201	$—	$156,551,201

Financial Derivative Instruments
Futures Contracts[1]	$172,542	$—	$—	$172,542
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(34,220)	$—	$—	$(34,220)

Total - Net	$138,322	$156,551,201	$—	$156,689,523

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.9%

Federal Farm Credit Bank - 0.4%
0.88%, 11/18/24	$300,000	$282,966
1.13%, 1/6/25	300,000	282,924
1.75%, 2/14/25	300,000	285,492

Total Federal Farm Credit Bank		851,382

Federal Home Loan Bank - 0.3%
1.50%, 8/15/24	85,000	81,574
0.50%, 4/14/25	300,000	279,108
3.25%, 11/16/28	265,000	257,996
5.50%, 7/15/36	15,000	17,222

Total Federal Home Loan Bank		635,900

Federal Home Loan Mortgage Corporation - 7.9%
0.38%, 9/23/25	300,000	273,786
3.00%, 4/1/27	12,438	12,026
2.50%, 3/1/28	12,780	12,075
2.50%, 4/1/28	32,916	31,064
3.50%, 1/1/29	13,423	13,077
2.50%, 6/1/29	23,961	22,575
3.00%, 8/1/29	13,218	12,729
2.50%, 1/1/30	14,281	13,455
2.50%, 2/1/30	20,492	19,261
3.00%, 4/1/30	21,509	20,545
2.50%, 5/1/30	84,350	79,191
6.75%, 3/15/31	50,000	59,615
3.00%, 4/1/31	94,171	89,841
2.50%, 12/1/31	24,049	22,563
3.00%, 7/1/32	136,232	130,088
6.25%, 7/15/32	39,000	46,148
3.50%, 9/1/32	41,481	40,262
2.50%, 11/1/32	11,445	10,619
3.00%, 1/1/33	10,466	9,994
3.00%, 9/1/33	7,161	6,829
4.00%, 11/1/33	6,968	6,811
3.00%, 2/1/34	19,731	18,786
4.00%, 5/1/34	22,367	22,019
3.50%, 8/1/34	69,138	66,581
2.50%, 4/1/35	166,764	154,468
2.50%, 5/1/35	9,341	8,625
3.00%, 5/1/35	15,855	15,039
3.50%, 6/1/35	15,351	14,762
2.00%, 8/1/35	59,777	53,862
2.00%, 10/1/35	149,893	135,061
2.50%, 10/1/35	48,299	44,595
1.50%, 12/1/35	188,000	165,223
1.50%, 2/1/36	212,427	186,691
2.00%, 2/1/36	251,223	226,365
2.00%, 7/1/36	39,350	35,286
1.00%, 8/1/36	41,682	35,491
1.50%, 8/1/36	40,522	35,550
2.00%, 9/1/36	81,089	72,715
1.00%, 10/1/36	21,467	18,231
2.00%, 10/1/36	174,238	156,245
2.00%, 11/1/36	179,478	160,944
1.50%, 1/1/37	80,463	70,590
1.50%, 2/1/37	154,566	135,601
1.50%, 3/1/37	186,650	163,338
1.50%, 4/1/37	22,699	19,864
2.50%, 6/1/37	84,383	77,929
4.00%, 9/1/37	22,226	21,632
3.50%, 10/1/37	23,035	22,104
4.00%, 10/1/37	27,170	26,651
5.50%, 4/1/38	18,732	19,468
2.93%, 11/15/38(a)	100,000	50,353
2.00%, 11/1/40	35,553	30,475
4.50%, 12/1/40	26,725	26,559
1.50%, 1/1/41	86,354	71,517
2.00%, 1/1/41	74,879	64,161
2.00%, 2/1/41	38,476	32,963
4.00%, 2/1/41	120,698	116,919
2.00%, 4/1/41	132,856	113,737
2.00%, 8/1/41	192,993	165,040
1.50%, 12/1/41	68,098	56,021
1.50%, 1/1/42	68,799	56,576
2.00%, 1/1/42	67,940	58,021
2.50%, 1/1/42	66,248	58,298
2.50%, 2/1/42	45,132	39,782
3.50%, 3/1/42	24,062	22,641
3.50%, 6/1/42	286,853	269,594
3.00%, 7/1/43	48,089	43,901
3.00%, 8/1/43	49,237	44,904
4.00%, 12/1/43	8,473	8,196
3.00%, 1/1/44	48,452	44,232
3.50%, 9/1/44	37,428	35,189
4.00%, 9/1/44	22,453	21,708
3.50%, 1/1/45	53,815	50,288
4.50%, 7/1/45	14,120	14,032
3.50%, 8/1/45	23,903	22,355
4.00%, 8/1/45	14,598	14,101
3.50%, 9/1/45	29,771	27,820
4.00%, 11/1/45	15,964	15,420
3.00%, 1/1/46	193,129	174,761
4.00%, 2/1/46	34,769	33,546
3.50%, 3/1/46	16,009	14,955
3.00%, 4/1/46	5,352	4,841
3.50%, 4/1/46	64,545	60,051
3.50%, 5/1/46	7,005	6,517
3.00%, 9/1/46	324,851	293,952
4.50%, 9/1/46	34,408	34,109
3.00%, 10/1/46	32,176	29,135
3.00%, 11/1/46	31,886	28,838
4.00%, 11/1/46	9,272	8,907
3.50%, 12/1/46	37,392	34,829
3.00%, 2/1/47	577,892	522,777
3.50%, 2/1/47	68,755	63,968
4.00%, 2/1/47	7,644	7,343
4.50%, 4/1/47	6,918	6,825
3.50%, 5/1/47	6,981	6,500
3.50%, 7/1/47	165,565	155,603
4.00%, 7/1/47	41,461	39,732
3.50%, 8/1/47	40,665	37,867
4.00%, 8/1/47	17,062	16,364
3.00%, 10/1/47	24,029	21,756
3.50%, 10/1/47	10,144	9,446
3.50%, 11/1/47	137,758	128,192
3.50%, 12/1/47	43,411	40,377
4.00%, 2/1/48	15,314	14,687
3.50%, 7/1/48	33,719	31,352
4.00%, 7/1/48	71,100	68,581
3.00%, 11/1/48	191,849	173,514
5.00%, 3/1/49	28,454	28,454
3.50%, 6/1/49	45,022	41,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.50%, 7/1/49	$25,305	$23,603
3.50%, 8/1/49	180,108	166,816
4.00%, 8/1/49	56,193	53,728
2.50%, 9/1/49	88,562	76,509
3.00%, 10/1/49	84,517	75,586
5.00%, 10/1/49	10,306	10,306
3.00%, 12/1/49	466,285	419,550
3.00%, 1/1/50	68,300	61,454
3.00%, 2/1/50	54,240	48,509
3.00%, 4/1/50	87,962	79,227
3.50%, 4/1/50	107,027	99,939
4.00%, 5/1/50	68,938	66,311
2.50%, 6/1/50	174,149	149,490
3.00%, 6/1/50	96,879	86,796
2.50%, 7/1/50	246,735	212,551
2.00%, 8/1/50	579,653	479,142
2.50%, 8/1/50	87,972	75,798
2.50%, 9/1/50	272,588	233,111
2.50%, 10/1/50	246,054	212,492
1.50%, 11/1/50	61,611	48,122
1.50%, 12/1/50	42,234	32,988
2.00%, 12/1/50	213,690	176,362
1.50%, 1/1/51	41,926	32,747
2.00%, 1/1/51	371,103	306,955
2.50%, 1/1/51	65,775	56,429
3.00%, 1/1/51	83,160	74,208
4.50%, 1/1/51	45,309	44,448
1.50%, 2/1/51	83,027	64,850
2.00%, 3/1/51	124,822	103,101
2.50%, 3/1/51	104,051	89,258
1.50%, 4/1/51	259,963	203,601
2.00%, 4/1/51	273,295	225,154
2.00%, 5/1/51	695,839	573,593
2.50%, 5/1/51	686,411	586,882
1.50%, 6/1/51	57,847	45,293
3.00%, 7/1/51	267,058	238,776
2.50%, 9/1/51	346,967	297,086
2.00%, 10/1/51	271,777	223,587
2.50%, 10/1/51	169,068	146,131
2.00%, 11/1/51	319,439	262,747
2.00%, 12/1/51	662,901	548,284
2.50%, 12/1/51	126,542	108,190
2.00%, 2/1/52	887,886	730,167
2.50%, 2/1/52	460,844	394,711
3.00%, 2/1/52	250,633	222,509
3.50%, 2/1/52	104,622	96,166
2.00%, 3/1/52	23,516	19,336
3.00%, 3/1/52	101,502	90,180
3.00%, 4/1/52	61,019	54,212
3.50%, 5/1/52	330,222	303,052
3.00%, 6/1/52	71,159	63,329
4.00%, 6/1/52	338,312	320,769
4.50%, 6/1/52	46,847	45,330
4.00%, 7/1/52	38,208	36,091
4.50%, 9/1/52	165,821	160,490
5.00%, 9/1/52	47,866	47,313
4.50%, 11/1/52	339,059	328,076
4.00%, 12/1/52	34,238	32,341

Total Federal Home Loan Mortgage Corporation		16,894,510

Federal National Mortgage Association - 12.2%
1.63%, 10/15/24	25,000	23,964
1.63%, 1/7/25	25,000	23,837
0.50%, 6/17/25	300,000	277,005
0.38%, 8/25/25	300,000	274,698
4.00%, 9/1/25	4,726	4,646
5.50%, 10/1/25	10,229	10,172
2.13%, 4/24/26	25,000	23,672
4.00%, 7/1/26	1,052	1,035
1.88%, 9/24/26	39,000	36,399
3.50%, 10/1/26	23,203	22,596
3.00%, 11/1/26	9,585	9,276
3.50%, 12/1/26	2,679	2,613
3.00%, 2/1/27	28,670	27,723
3.00%, 6/1/27	24,556	23,708
3.00%, 9/1/27	11,893	11,464
2.50%, 8/1/28	10,630	10,031
3.00%, 9/1/28	9,258	8,908
3.00%, 11/1/28	5,969	5,743
7.25%, 5/15/30	150,000	180,631
3.50%, 4/1/31	14,780	14,365
2.50%, 6/1/31	10,578	9,912
2.50%, 7/1/31	10,773	10,095
3.00%, 8/1/31	90,996	86,820
2.50%, 10/1/31	244,515	229,134
3.50%, 11/1/31	25,129	24,452
2.50%, 4/1/32	13,953	13,075
2.50%, 9/1/32	39,325	36,442
3.00%, 9/1/32	17,108	16,323
3.00%, 10/1/32	18,968	18,092
2.50%, 12/1/32	5,802	5,376
3.50%, 1/1/33	10,713	10,398
3.50%, 2/1/33	24,879	24,174
3.00%, 4/1/33	19,151	18,233
3.00%, 6/1/33	63,767	60,696
5.00%, 10/1/33	79,953	80,916
6.00%, 2/1/34	26,923	28,110
4.00%, 3/1/34	16,794	16,479
2.50%, 5/1/34	15,434	14,296
3.00%, 6/1/34	7,130	6,779
4.00%, 8/1/34	7,642	7,515
3.00%, 1/1/35	8,500	8,082
2.50%, 5/1/35	17,660	16,305
2.00%, 7/1/35	49,866	44,932
2.50%, 8/1/35	41,642	38,523
2.00%, 9/1/35	239,902	216,163
3.50%, 9/1/35	21,839	20,999
1.50%, 10/1/35	37,982	33,377
2.00%, 10/1/35	87,543	78,808
1.50%, 12/1/35	146,308	128,571
2.00%, 12/1/35	228,329	205,546
3.50%, 1/1/36	7,817	7,517
2.50%, 2/1/36	14,740	13,609
1.50%, 3/1/36	129,662	113,749
2.00%, 3/1/36	16,824	15,084
1.50%, 4/1/36	183,337	160,837
3.00%, 4/1/36	16,715	15,712
3.00%, 6/1/36	39,722	37,312
3.50%, 7/1/36	19,655	18,875
3.00%, 9/1/36	82,180	77,193
1.50%, 10/1/36	42,761	37,528
2.00%, 10/1/36	393,723	353,062
1.50%, 11/1/36	150,972	132,443
2.00%, 11/1/36	209,929	188,250
3.00%, 11/1/36	47,079	44,396
2.50%, 12/1/36	27,708	25,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.00%, 1/1/37	$86,232	$77,326
2.50%, 1/1/37	203,933	187,817
2.00%, 2/1/37	239,569	214,828
3.00%, 4/1/37	57,805	55,137
3.50%, 5/1/37	39,914	38,498
3.50%, 7/1/37	17,406	16,604
5.50%, 8/1/37	162,720	167,466
3.50%, 4/1/38	9,625	9,117
4.50%, 9/1/39	8,918	8,863
3.00%, 12/1/39	58,988	54,193
4.50%, 8/1/40	17,782	17,650
2.00%, 9/1/40	52,378	44,968
2.50%, 9/1/40	54,320	48,226
4.50%, 9/1/40	175,170	173,874
5.50%, 9/1/40	32,428	33,670
2.00%, 11/1/40	70,245	60,207
2.50%, 12/1/40	30,540	26,988
3.50%, 12/1/40	62,907	59,155
3.50%, 2/1/41	192,528	181,045
2.00%, 3/1/41	19,745	16,908
2.00%, 4/1/41	20,362	17,433
2.00%, 5/1/41	66,038	56,523
1.50%, 6/1/41	42,774	35,265
1.50%, 7/1/41	76,817	63,308
2.50%, 10/1/41	149,705	132,091
3.50%, 10/1/41	124,733	117,293
2.00%, 11/1/41	176,744	151,027
3.00%, 2/1/42	22,105	20,175
3.50%, 6/1/42	6,038	5,674
4.00%, 9/1/42	100,942	97,548
3.00%, 1/1/43	52,469	47,858
3.00%, 4/1/43	39,279	35,820
3.00%, 5/1/43	33,062	30,150
3.50%, 5/1/43	10,713	10,061
3.00%, 6/1/43	64,372	58,702
4.00%, 6/1/43	3,857	3,727
3.00%, 8/1/43	288,052	262,680
3.00%, 9/1/43	45,034	41,068
4.00%, 11/1/43	7,009	6,772
4.00%, 2/1/44	51,066	49,337
4.50%, 2/1/44	69,794	69,297
4.50%, 4/1/44	76,254	75,965
4.50%, 5/1/44	5,822	5,775
4.00%, 9/1/44	34,498	33,313
4.00%, 10/1/44	5,367	5,183
4.00%, 12/1/44	77,562	74,981
3.50%, 2/1/45	58,158	54,658
5.00%, 2/1/45	30,965	31,452
3.50%, 4/1/45	37,155	34,741
3.50%, 6/1/45	61,766	57,830
4.00%, 6/1/45	26,955	26,043
3.50%, 8/1/45	68,611	64,123
3.50%, 12/1/45	89,364	83,478
3.00%, 1/1/46	50,382	45,588
3.50%, 2/1/46	17,298	16,159
3.50%, 4/1/46	5,986	5,569
3.00%, 5/1/46	39,971	36,150
3.50%, 5/1/46	13,124	12,210
4.50%, 5/1/46	31,609	31,248
3.50%, 6/1/46	69,288	64,463
4.00%, 7/1/46	9,872	9,473
3.00%, 9/1/46	22,030	19,924
4.00%, 10/1/46	10,824	10,386
2.50%, 11/1/46	8,143	7,106
3.00%, 11/1/46	299,931	271,319
3.50%, 11/1/46	12,047	11,253
4.50%, 11/1/46	14,648	14,530
3.50%, 12/1/46	64,510	60,288
3.00%, 1/1/47	26,873	24,279
3.50%, 1/1/47	64,842	60,327
4.00%, 1/1/47	75,828	72,758
4.00%, 2/1/47	8,608	8,259
4.00%, 3/1/47	47,441	45,463
4.00%, 5/1/47	20,667	19,805
4.50%, 5/1/47	75,510	74,900
3.50%, 7/1/47	80,379	74,761
4.00%, 8/1/47	143,372	137,853
3.50%, 9/1/47	74,459	69,715
3.50%, 11/1/47	190,009	176,729
4.50%, 11/1/47	52,064	51,302
3.00%, 12/1/47	51,740	46,794
3.50%, 12/1/47	32,739	30,451
3.50%, 1/1/48	91,411	85,545
4.00%, 1/1/48	49,010	46,967
4.00%, 4/1/48	180,514	173,517
4.50%, 5/1/48	15,858	15,595
4.50%, 6/1/48	178,948	175,979
4.50%, 7/1/48	25,363	24,942
4.00%, 8/1/48	17,015	16,274
4.00%, 9/1/48	130,531	125,471
4.00%, 11/1/48	516,171	494,751
4.00%, 1/1/49	98,557	94,413
5.00%, 5/1/49	35,458	35,458
4.00%, 6/1/49	167,642	160,652
4.50%, 7/1/49	13,088	12,852
3.00%, 9/1/49	246,717	221,333
4.00%, 9/1/49	92,558	88,666
3.00%, 10/1/49	71,570	64,008
4.00%, 10/1/49	10,037	9,597
3.50%, 11/1/49	143,236	133,726
5.00%, 11/1/49	36,810	36,809
2.50%, 1/1/50	56,095	48,463
3.00%, 1/1/50	36,589	32,723
3.50%, 1/1/50	81,492	75,478
4.50%, 1/1/50	65,611	64,364
3.00%, 3/1/50	120,495	108,527
4.00%, 3/1/50	59,262	56,937
4.50%, 3/1/50	66,016	64,921
5.00%, 3/1/50	136,964	136,868
3.00%, 4/1/50	85,811	76,737
3.50%, 4/1/50	144,608	134,909
3.50%, 5/1/50	116,666	107,903
4.00%, 5/1/50	46,281	44,251
2.50%, 6/1/50	212,221	182,169
2.50%, 7/1/50	262,369	226,013
3.00%, 7/1/50	125,936	112,260
2.00%, 8/1/50	214,125	176,999
2.50%, 8/1/50	90,754	77,888
3.00%, 8/1/50	28,661	25,838
2.00%, 9/1/50	999,393	826,111
2.50%, 9/1/50	386,953	335,797
2.00%, 10/1/50	324,406	269,658
1.50%, 11/1/50	289,173	225,873
2.00%, 11/1/50	259,429	214,383
2.50%, 11/1/50	158,885	137,755
1.50%, 12/1/50	401,011	313,229
2.00%, 12/1/50	1,479,620	1,223,031
2.50%, 12/1/50	322,588	279,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.00%, 12/1/50	$57,538	$51,360
1.50%, 1/1/51	63,399	49,521
2.00%, 1/1/51	421,592	348,232
1.50%, 2/1/51	63,919	49,927
2.50%, 2/1/51	703,849	606,502
1.50%, 3/1/51	222,574	174,326
2.00%, 3/1/51	1,423,811	1,189,113
2.00%, 4/1/51	912,373	751,261
2.50%, 5/1/51	624,696	534,992
2.00%, 6/1/51	215,509	178,648
2.00%, 7/1/51	370,347	305,360
3.00%, 7/1/51	234,676	208,863
1.50%, 8/1/51	68,221	53,394
2.50%, 8/1/51	1,151,340	987,953
2.00%, 9/1/51	427,121	351,906
2.50%, 9/1/51	670,740	573,490
3.50%, 9/1/51	52,169	47,986
2.00%, 10/1/51	551,741	454,581
3.00%, 11/1/51	112,083	99,626
2.00%, 12/1/51	505,692	416,515
2.50%, 12/1/51	196,860	169,584
3.00%, 12/1/51	66,803	59,723
2.00%, 1/1/52	384,599	316,281
2.50%, 1/1/52	180,562	155,890
2.50%, 2/1/52	366,431	313,849
3.00%, 2/1/52	206,742	184,309
2.50%, 3/1/52	630,563	539,865
1.50%, 4/1/52	23,749	18,546
2.50%, 4/1/52	486,383	417,649
3.00%, 4/1/52	46,947	41,711
3.50%, 6/1/52	121,994	111,936
4.00%, 9/1/52	143,186	135,255
5.00%, 9/1/52	23,656	23,295
4.50%, 10/1/52	23,723	22,954
5.50%, 11/1/52	24,026	24,054

Total Federal National Mortgage Association		26,166,843

Government National Mortgage Association - 6.2%
2.50%, 7/20/28	32,931	31,521
3.00%, 4/20/33	19,853	18,746
2.00%, 5/20/36	36,343	32,578
4.00%, 11/20/40	24,865	24,346
3.50%, 2/20/43	41,681	39,576
5.00%, 2/20/43	19,604	19,981
4.00%, 5/20/43	18,781	18,268
4.00%, 6/20/43	38,759	37,700
5.00%, 4/20/44	41,941	42,828
3.50%, 7/20/44	47,572	45,082
4.00%, 7/20/44	93,304	90,613
5.00%, 7/20/44	7,480	7,638
3.50%, 8/20/44	60,490	57,324
5.00%, 8/20/44	6,796	6,939
3.00%, 9/20/44	28,625	26,264
4.50%, 9/20/44	24,816	24,618
3.50%, 10/20/44	355,449	335,738
3.00%, 1/20/45	10,618	9,742
4.00%, 4/20/45	62,624	60,818
3.00%, 7/20/45	77,698	71,220
3.00%, 12/20/45	59,839	54,849
3.50%, 12/20/45	84,630	79,801
4.50%, 12/20/45	23,464	23,277
3.50%, 1/20/46	120,378	113,510
3.00%, 5/20/46	188,955	173,132
4.00%, 7/20/46	68,955	66,665
3.50%, 9/20/46	49,183	46,349
2.50%, 10/20/46	55,464	49,229
3.00%, 12/20/46	6,767	6,194
4.00%, 12/20/46	15,717	15,195
4.00%, 1/20/47	13,775	13,318
4.50%, 1/20/47	18,628	18,465
3.00%, 2/20/47	566,532	518,590
3.50%, 2/20/47	51,582	48,610
3.50%, 3/20/47	47,248	44,395
3.50%, 4/20/47	25,367	23,835
4.00%, 4/20/47	74,747	72,142
3.00%, 5/20/47	29,856	27,244
4.00%, 7/20/47	16,505	15,930
4.00%, 8/20/47	14,408	13,906
3.50%, 9/20/47	40,397	37,957
4.50%, 10/20/47	6,327	6,255
3.50%, 11/20/47	116,110	109,097
3.50%, 1/20/48	162,424	152,321
4.00%, 1/20/48	27,850	26,879
3.00%, 2/20/48	124,946	114,014
3.50%, 2/20/48	145,090	136,327
3.50%, 3/20/48	14,066	13,198
3.50%, 4/20/48	24,852	23,351
3.50%, 6/20/48	41,801	39,276
3.50%, 7/20/48	35,927	33,730
4.00%, 9/20/48	22,163	21,339
4.50%, 9/20/48	12,652	12,460
3.50%, 10/20/48	171,137	160,669
4.50%, 1/20/49	12,782	12,588
3.50%, 3/20/49	6,335	5,948
4.00%, 3/20/49	22,913	22,062
4.50%, 3/20/49	6,004	5,913
5.00%, 3/20/49	11,044	11,046
4.00%, 4/20/49	9,598	9,238
4.50%, 6/20/49	39,040	38,449
3.50%, 7/20/49	35,358	33,189
3.00%, 8/20/49	56,555	51,414
3.50%, 8/20/49	20,740	19,465
3.00%, 9/20/49	55,967	50,920
3.00%, 10/20/49	218,255	198,295
4.00%, 10/20/49	26,383	25,395
3.00%, 11/15/49	7,380	6,696
2.50%, 11/20/49	38,698	33,860
3.00%, 1/20/50	6,265	5,687
3.50%, 1/20/50	4,514	4,234
4.50%, 1/20/50	9,398	9,255
3.00%, 2/20/50	76,538	69,454
4.00%, 2/20/50	94,556	91,012
2.50%, 4/20/50	90,705	79,806
3.00%, 5/20/50	24,083	21,841
2.50%, 6/20/50	138,125	121,452
3.00%, 6/20/50	44,931	40,741
3.50%, 7/20/50	117,181	109,866
5.00%, 7/20/50	42,972	43,149
2.00%, 8/20/50	129,264	110,132
2.50%, 8/20/50	344,553	302,768
3.00%, 8/20/50	156,799	142,128
3.00%, 9/20/50	190,085	172,300
4.00%, 9/20/50	38,543	37,099
4.50%, 9/20/50	49,551	48,801
2.00%, 11/20/50	529,160	450,451
2.50%, 11/20/50	265,782	233,328
3.00%, 11/20/50	72,726	65,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.00%, 12/20/50	$181,476	$154,438
2.50%, 12/20/50	390,826	342,995
3.50%, 12/20/50	28,928	27,066
2.00%, 1/20/51	129,234	109,947
2.00%, 3/20/51	401,818	341,545
2.50%, 3/20/51	438,233	383,987
2.00%, 4/20/51	78,338	66,593
2.50%, 4/20/51	188,554	165,162
2.50%, 5/20/51	64,884	56,842
2.00%, 6/20/51	263,385	223,767
2.00%, 7/20/51	41,830	35,528
3.00%, 7/20/51	113,780	102,898
2.50%, 8/20/51	458,831	401,580
1.50%, 9/20/51	44,151	35,581
2.00%, 9/20/51	536,443	455,355
2.50%, 9/20/51	364,419	318,847
3.00%, 9/20/51	222,646	201,227
3.50%, 9/20/51	41,401	38,493
2.00%, 10/20/51	140,241	119,008
2.00%, 11/20/51	706,938	599,728
2.50%, 11/20/51	92,630	80,994
2.50%, 1/20/52	90,924	79,477
3.00%, 1/20/52	89,664	80,938
2.50%, 2/20/52	169,853	148,423
2.50%, 3/20/52	161,866	141,524
3.50%, 3/20/52(b)	50,000	46,349
4.50%, 7/20/52	521,024	506,642
4.00%, 8/20/52	145,844	138,611
4.00%, 9/20/52	254,727	242,094
4.00%, 11/20/52	24,606	23,385
5.00%, 2/20/53	173,602	171,300
2.00%, 5/18/53(b)	125,000	105,937
2.50%, 5/18/53(b)	150,000	131,038
4.00%, 6/20/53(b)	75,000	71,312
4.50%, 6/20/53(b)	150,000	145,769
5.00%, 6/20/53(b)	275,000	271,361
5.50%, 6/20/53(b)	300,000	299,765
6.00%, 6/20/53(b)	225,000	227,019
4.50%, 7/20/53(b)	25,000	24,306
5.00%, 7/20/53(b)	50,000	49,340
5.50%, 7/20/53(b)	75,000	74,920
6.00%, 7/20/53(b)	75,000	75,600

Total Government National Mortgage Association		13,313,633

Tennessee Valley Authority - 0.1%
2.88%, 9/15/24	25,000	24,302
5.25%, 9/15/39	140,000	148,478

Total Tennessee Valley Authority		172,780

Uniform Mortgage-Backed Securities - 1.8%
2.00%, 5/16/38(b)	100,000	89,587
3.00%, 6/15/38(b)	25,000	23,603
3.50%, 6/15/38(b)	25,000	23,997
4.00%, 6/15/38(b)	25,000	24,337
4.50%, 6/15/38(b)	25,000	24,651
5.00%, 6/15/38(b)	25,000	24,948
2.00%, 6/13/53(b)	75,000	61,679
2.50%, 6/13/53(b)	125,000	106,870
4.00%, 6/13/53(b)	125,000	118,101
4.50%, 6/13/53(b)	475,000	459,701
5.00%, 6/13/53(b)	1,000,000	984,836
5.50%, 6/13/53(b)	650,000	649,719
6.00%, 6/13/53(b)	425,000	429,979
6.50%, 6/13/53(b)	175,000	179,216
2.00%, 7/13/53(b)	75,000	61,775
2.50%, 7/13/53(b)	75,000	64,210
3.00%, 7/13/53(b)	50,000	44,392
3.50%, 7/13/53(b)	75,000	68,872
4.00%, 7/13/53(b)	50,000	47,277
4.50%, 7/13/53(b)	50,000	48,412
5.00%, 7/13/53(b)	100,000	98,514
5.50%, 7/13/53(b)	125,000	124,936
6.00%, 7/13/53(b)	100,000	101,136

Total Uniform Mortgage-Backed Securities		3,860,748

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $67,696,376)		61,895,796

U.S. GOVERNMENT OBLIGATIONS - 40.5%

U.S. Treasury Bonds - 7.9%
6.13%, 8/15/29	45,000	50,801
4.50%, 5/15/38	120,000	130,509
3.50%, 2/15/39	77,000	74,534
4.38%, 11/15/39	145,000	155,014
1.13%, 5/15/40	1,050,000	683,402
1.38%, 11/15/40	1,215,000	815,759
1.88%, 2/15/41	1,180,000	861,031
4.75%, 2/15/41	25,000	27,848
2.25%, 5/15/41	1,225,000	948,609
4.38%, 5/15/41	5,000	5,310
1.75%, 8/15/41	1,240,000	875,653
3.75%, 8/15/41	60,000	58,467
2.00%, 11/15/41	430,000	316,386
3.13%, 11/15/41	330,000	293,107
2.38%, 2/15/42	930,000	728,016
3.25%, 5/15/42	540,000	485,283
3.38%, 8/15/42	425,000	388,576
3.88%, 2/15/43	15,000	14,730
3.88%, 5/15/43	125,000	122,773
3.38%, 5/15/44	100,000	90,758
2.50%, 2/15/45	300,000	233,250
2.50%, 2/15/46	725,000	560,459
2.50%, 5/15/46	295,000	227,818
2.25%, 8/15/46	365,000	267,705
2.88%, 11/15/46	165,000	136,563
3.00%, 2/15/47	325,000	274,752
3.00%, 5/15/47	240,000	203,025
2.75%, 8/15/47	355,000	286,663
3.13%, 5/15/48	440,000	380,841
3.00%, 8/15/48	480,000	406,275
3.38%, 11/15/48	215,000	194,928
3.00%, 2/15/49	520,000	440,863
2.88%, 5/15/49	505,000	418,321
2.25%, 8/15/49	480,000	348,975
2.38%, 11/15/49	450,000	336,305
2.00%, 2/15/50	75,000	51,387
1.25%, 5/15/50	535,000	300,394
1.38%, 8/15/50	680,000	394,400
1.63%, 11/15/50	650,000	403,152
1.88%, 2/15/51	725,000	479,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.38%, 5/15/51	$820,000	$609,939
1.88%, 11/15/51	730,000	480,888
2.25%, 2/15/52	830,000	599,091
2.88%, 5/15/52	660,000	547,130
3.00%, 8/15/52	250,000	212,695
4.00%, 11/15/52	625,000	643,066
3.63%, 2/15/53	200,000	192,281
3.63%, 5/15/53	175,000	168,465

Total U.S. Treasury Bonds		16,925,717

U.S. Treasury Notes - 32.6%
0.25%, 6/15/24	425,000	404,107
1.75%, 6/30/24	270,000	260,487
2.00%, 6/30/24	195,000	188,605
3.00%, 6/30/24	390,000	381,240
0.38%, 7/15/24	375,000	356,104
1.75%, 7/31/24	370,000	356,421
2.13%, 7/31/24	240,000	232,139
3.00%, 7/31/24	495,000	483,679
0.38%, 8/15/24	455,000	430,730
2.38%, 8/15/24	260,000	252,139
1.25%, 8/31/24	330,000	315,337
1.88%, 8/31/24	190,000	182,968
3.25%, 8/31/24	645,000	631,697
0.38%, 9/15/24	535,000	505,000
1.50%, 9/30/24	340,000	325,417
2.13%, 9/30/24	235,000	226,738
4.25%, 9/30/24	470,000	466,145
0.63%, 10/15/24	235,000	221,919
1.50%, 10/31/24	330,000	315,227
2.25%, 10/31/24	250,000	241,318
4.38%, 10/31/24	160,000	159,009
0.75%, 11/15/24	790,000	745,593
2.25%, 11/15/24	650,000	627,098
1.50%, 11/30/24	375,000	357,598
2.13%, 11/30/24	250,000	240,645
1.00%, 12/15/24	990,000	935,743
1.75%, 12/31/24	50,000	47,778
2.25%, 12/31/24	275,000	264,822
1.13%, 1/15/25	570,000	538,672
1.38%, 1/31/25	220,000	208,626
2.50%, 1/31/25	75,000	72,442
1.50%, 2/15/25	150,000	142,424
2.00%, 2/15/25	285,000	272,982
1.13%, 2/28/25	185,000	174,410
2.75%, 2/28/25	290,000	281,272
1.75%, 3/15/25	400,000	380,875
0.50%, 3/31/25	600,000	558,246
3.88%, 3/31/25	500,000	494,258
2.63%, 4/15/25	505,000	488,163
3.88%, 4/30/25	325,000	321,490
2.13%, 5/15/25	555,000	531,131
2.75%, 5/15/25	455,000	440,666
0.25%, 5/31/25	1,000,000	921,231
2.88%, 5/31/25	245,000	237,856
4.25%, 5/31/25	355,000	354,029
2.88%, 6/15/25	480,000	465,900
0.25%, 6/30/25	800,000	735,938
3.00%, 7/15/25	190,000	184,842
0.25%, 7/31/25	100,000	91,695
2.88%, 7/31/25	235,000	228,042
2.00%, 8/15/25	605,000	575,932
3.13%, 8/15/25	460,000	448,680
0.25%, 8/31/25	600,000	548,719
2.75%, 8/31/25	205,000	198,330
3.50%, 9/15/25	450,000	442,600
0.25%, 10/31/25	390,000	354,991
2.25%, 11/15/25	215,000	205,249
0.38%, 11/30/25	395,000	359,774
2.88%, 11/30/25	260,000	251,956
0.38%, 12/31/25	605,000	550,432
2.63%, 12/31/25	235,000	226,279
0.38%, 1/31/26	655,000	593,850
2.63%, 1/31/26	140,000	134,756
1.63%, 2/15/26	570,000	533,952
4.00%, 2/15/26	235,000	234,247
0.50%, 2/28/26	220,000	199,616
2.50%, 2/28/26	140,000	134,263
4.63%, 3/15/26	365,000	370,218
0.75%, 3/31/26	980,000	894,786
2.25%, 3/31/26	115,000	109,497
3.75%, 4/15/26	360,000	356,878
0.75%, 4/30/26	145,000	131,956
2.38%, 4/30/26	200,000	190,875
1.63%, 5/15/26	555,000	517,711
3.63%, 5/15/26	340,000	336,082
0.75%, 5/31/26	145,000	131,661
2.13%, 5/31/26	265,000	250,839
0.88%, 6/30/26	350,000	318,814
1.88%, 6/30/26	260,000	244,106
0.63%, 7/31/26	380,000	342,134
1.88%, 7/31/26	265,000	248,344
0.75%, 8/31/26	660,000	595,263
1.38%, 8/31/26	255,000	234,809
0.88%, 9/30/26	625,000	565,430
1.13%, 10/31/26	630,000	573,398
1.63%, 10/31/26	255,000	236,094
2.00%, 11/15/26	260,000	243,598
1.25%, 11/30/26	645,000	588,386
1.63%, 11/30/26	240,000	221,897
1.25%, 12/31/26	590,000	537,591
1.75%, 12/31/26	255,000	236,572
1.50%, 1/31/27	640,000	587,100
2.25%, 2/15/27	505,000	476,061
1.13%, 2/28/27	150,000	135,563
1.88%, 2/28/27	690,000	640,999
0.63%, 3/31/27	245,000	216,681
2.50%, 3/31/27	560,000	532,044
0.50%, 4/30/27	300,000	263,320
2.75%, 4/30/27	535,000	512,555
2.38%, 5/15/27	605,000	571,536
0.50%, 5/31/27	700,000	612,746
2.63%, 5/31/27	525,000	500,329
0.50%, 6/30/27	885,000	772,785
3.25%, 6/30/27	515,000	502,547
0.38%, 7/31/27	1,005,000	870,817
2.75%, 7/31/27	355,000	339,621
2.25%, 8/15/27	480,000	450,169
0.50%, 8/31/27	1,110,000	964,876
0.38%, 9/30/27	715,000	616,632
0.50%, 10/31/27	270,000	233,550
2.25%, 11/15/27	385,000	360,336
0.63%, 11/30/27	495,000	429,761
0.63%, 12/31/27	375,000	324,858
0.75%, 1/31/28	850,000	739,500
3.50%, 1/31/28	170,000	167,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.75%, 2/15/28	$655,000	$625,116
1.13%, 2/29/28	135,000	119,354
3.63%, 3/31/28	390,000	387,075
1.25%, 4/30/28	1,130,000	1,001,727
3.50%, 4/30/28	385,000	380,127
2.88%, 5/15/28	705,000	675,781
1.25%, 5/31/28	595,000	526,575
3.63%, 5/31/28	365,000	362,975
1.25%, 6/30/28	600,000	529,969
1.00%, 7/31/28	410,000	356,764
2.88%, 8/15/28	15,000	14,350
1.13%, 8/31/28	565,000	494,000
1.25%, 9/30/28	650,000	570,883
3.13%, 11/15/28	560,000	541,800
1.50%, 11/30/28	630,000	559,223
1.38%, 12/31/28	615,000	541,536
1.75%, 1/31/29	580,000	520,459
2.63%, 2/15/29	660,000	621,070
1.88%, 2/28/29	550,000	496,525
2.38%, 3/31/29	515,000	477,602
2.88%, 4/30/29	480,000	457,369
2.38%, 5/15/29	530,000	491,057
2.75%, 5/31/29	460,000	435,167
3.25%, 6/30/29	440,000	427,814
2.63%, 7/31/29	415,000	389,484
1.63%, 8/15/29	155,000	137,308
3.13%, 8/31/29	405,000	390,920
3.88%, 9/30/29	395,000	397,685
4.00%, 10/31/29	90,000	91,280
3.50%, 1/31/30	335,000	330,472
1.50%, 2/15/30	645,000	561,805
3.63%, 3/31/30	320,000	318,375
3.50%, 4/30/30	315,000	311,087
0.63%, 5/15/30	800,000	650,500
3.75%, 5/31/30	295,000	295,945
0.63%, 8/15/30	1,655,000	1,338,869
0.88%, 11/15/30	1,750,000	1,439,238
1.13%, 2/15/31	355,000	296,813
1.63%, 5/15/31	875,000	754,688
1.25%, 8/15/31	2,060,000	1,714,145
1.38%, 11/15/31	555,000	464,119
1.88%, 2/15/32	1,735,000	1,508,095
2.88%, 5/15/32	815,000	766,864
2.75%, 8/15/32	445,000	413,920
4.13%, 11/15/32	355,000	368,229
3.38%, 5/15/33	800,000	782,938

Total U.S. Treasury Notes		69,910,670

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $87,683,316)		86,836,387

CORPORATE BONDS - 25.0%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	22,601
Westpac Banking Corp.
3.35%, 3/8/27	23,000	21,928
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,349
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)(d)	30,000	23,144
4.42%, 7/24/39(d)	10,000	8,302
2.96%, 11/16/40	50,000	33,250

Total Australia		118,574

Austria - 0.0%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	34,839

Belgium - 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	149,000	145,144
4.70%, 2/1/36	25,000	24,508
4.90%, 2/1/46	50,000	47,500
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31(d)	40,000	41,322
4.60%, 4/15/48	119,000	109,579
4.50%, 6/1/50	100,000	90,588

Total Belgium		458,641

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	10,423

Canada - 0.7%
Bank of Montreal
3.70%, 6/7/25	80,000	77,592
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	5,000	4,478
Brookfield Corp.
4.00%, 1/15/25	21,000	20,524
Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,357
4.85%, 3/29/29	25,000	24,144
4.70%, 9/20/47	3,000	2,510
Canadian National Railway Co.
2.95%, 11/21/24	5,000	4,839
2.75%, 3/1/26	8,000	7,616
3.85%, 8/5/32	75,000	70,444
4.40%, 8/5/52	100,000	90,759
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,118
Canadian Pacific Railway Co.
1.35%, 12/2/24	118,000	111,158
4.80%, 9/15/35	35,000	34,572
4.80%, 8/1/45(d)	67,000	62,737
4.95%, 8/15/45	65,000	60,677
Cenovus Energy, Inc.
6.75%, 11/15/39	17,000	17,827
Enbridge, Inc.
4.25%, 12/1/26	11,000	10,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Kinross Gold Corp.
4.50%, 7/15/27	$15,000	$14,644
Magna International, Inc.
3.63%, 6/15/24	5,000	4,902
National Bank of Canada
3.75%, 6/9/25, (3.75% fixed rate until 6/9/24; Secured Overnight Financing Rate + 1.009% thereafter)(c)	250,000	244,770
Nutrien Ltd.
2.95%, 5/13/30	90,000	78,796
5.63%, 12/1/40	5,000	4,847
5.25%, 1/15/45	18,000	16,610
3.95%, 5/13/50	25,000	18,967
Rogers Communications, Inc.
3.20%, 3/15/27(e)	200,000	186,428
Royal Bank of Canada
2.25%, 11/1/24	15,000	14,362
3.88%, 5/4/32	100,000	91,797
TELUS Corp.
2.80%, 2/16/27	6,000	5,629
Toronto-Dominion Bank
0.70%, 9/10/24	25,000	23,550
3.77%, 6/6/25	20,000	19,446
0.75%, 9/11/25	25,000	22,688
4.46%, 6/8/32	70,000	66,229
TransCanada PipeLines Ltd.
4.25%, 5/15/28	16,000	15,365
4.63%, 3/1/34(d)	23,000	21,241
5.85%, 3/15/36	29,000	29,036

Total Canada		1,506,365

Chile - 0.0%
Enel Chile SA
4.88%, 6/12/28	25,000	24,371

France - 0.0%
Sanofi
3.63%, 6/19/28	5,000	4,886
TotalEnergies Capital International SA
3.46%, 2/19/29	20,000	18,864
3.46%, 7/12/49	20,000	15,297

Total France		39,047

Germany - 0.6%
Deutsche Bank AG
5.37%, 9/9/27	300,000	296,556
Deutsche Telekom International Finance BV
9.25%, 6/1/32	35,000	44,744
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24	38,000	36,781
0.63%, 1/22/26	215,000	196,080
3.63%, 4/1/26	200,000	197,298
2.88%, 4/3/28	40,000	38,212
5.48%, 4/18/36(a)	50,000	30,280
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	490,000	455,332
2.50%, 11/15/27, Series 37	26,000	24,462
0.88%, 9/3/30	80,000	64,962

Total Germany		1,384,707

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.78%, 3/2/25	5,000	4,860
5.72%, 2/20/26, (5.719% fixed rate until 2/20/25; 1-year Constant Maturity Treasury Rate + 1.08% thereafter)(c)	200,000	200,048
5.48%, 2/22/31, (5.475% fixed rate until 2/22/30; 1-year Constant Maturity Treasury Rate + 1.53% thereafter)(c)	200,000	202,130
4.32%, 4/19/33, (4.315% fixed rate until 4/19/32; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(c)	200,000	186,192
4.15%, 3/7/39	25,000	22,370
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	81,380
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	23,608
3.35%, 10/18/27	16,000	14,897
3.20%, 9/17/29	30,000	26,404
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,704
Toyota Motor Corp.
3.67%, 7/20/28(d)	2,000	1,938

Total Japan		782,531

Netherlands - 0.2%
Cooperatieve Rabobank UA
5.25%, 5/24/41	44,000	45,906
Shell International Finance BV
3.25%, 5/11/25	333,000	324,532
5.50%, 3/25/40	27,000	27,943
3.13%, 11/7/49	41,000	29,462

Total Netherlands		427,843

Norway - 0.1%
Equinor ASA
3.63%, 9/10/28	164,000	158,749
4.80%, 11/8/43	10,000	9,544

Total Norway		168,293

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Spain - 0.1%
Banco Santander SA
5.29%, 8/18/27	$200,000	$197,674

Switzerland - 0.2%
Credit Suisse AG
5.00%, 7/9/27	200,000	193,746
Credit Suisse Group AG
4.55%, 4/17/26	192,000	181,476

Total Switzerland		375,222

United Kingdom - 1.0%
AstraZeneca PLC
3.38%, 11/16/25	15,000	14,543
4.00%, 1/17/29	25,000	24,477
4.38%, 11/16/45	50,000	46,188
Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	200,000	199,672
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	200,000	202,032
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	140,146
BAT Capital Corp.
3.22%, 8/15/24	125,000	121,389
3.22%, 9/6/26	25,000	23,400
4.39%, 8/15/37	25,000	19,795
3.98%, 9/25/50	100,000	65,902
BP Capital Markets PLC
3.28%, 9/19/27	24,000	22,899
British Telecommunications PLC
9.63%, 12/15/30	111,000	137,471
Diageo Capital PLC
2.13%, 4/29/32	30,000	24,659
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	20,000	21,174
6.38%, 5/15/38	50,000	57,427
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,114
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	200,000	177,630
4.95%, 3/31/30	175,000	171,244
Lloyds Banking Group PLC
4.72%, 8/11/26, (4.716% fixed rate until 8/11/25; 1-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	300,000	293,535
4.98%, 8/11/33, (4.976% fixed rate until 8/11/32; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(c)	200,000	189,746
Reynolds American, Inc.
7.25%, 6/15/37	23,000	24,248
5.85%, 8/15/45	10,000	8,763
Unilever Capital Corp.
5.90%, 11/15/32	70,000	77,067
Vodafone Group PLC
4.13%, 5/30/25	37,000	36,351
4.38%, 2/19/43	34,000	28,037
5.25%, 5/30/48(d)	30,000	27,829
5.75%, 2/10/63	50,000	47,596

Total United Kingdom		2,227,334

United States - 21.4%
3M Co.
2.88%, 10/15/27(d)	19,000	17,534
3.38%, 3/1/29	35,000	32,271
3.05%, 4/15/30(d)	10,000	8,907
3.63%, 10/15/47	38,000	27,773
Abbott Laboratories
6.15%, 11/30/37	53,000	59,760
4.75%, 4/15/43	10,000	9,774
AbbVie, Inc.
3.60%, 5/14/25	24,000	23,384
2.95%, 11/21/26	265,000	250,062
4.55%, 3/15/35	10,000	9,517
4.50%, 5/14/35	100,000	94,973
4.05%, 11/21/39	125,000	107,279
4.40%, 11/6/42	15,000	13,195
4.75%, 3/15/45	2,000	1,807
4.25%, 11/21/49	14,000	11,870
Activision Blizzard, Inc.
3.40%, 6/15/27	82,000	77,884
2.50%, 9/15/50	20,000	12,645
Adobe, Inc.
2.30%, 2/1/30	25,000	22,038
Advance Auto Parts, Inc.
3.90%, 4/15/30	25,000	22,471
Advocate Health & Hospitals Corp.
3.01%, 6/15/50, Series 2020	25,000	17,301
AES Corp.
5.45%, 6/1/28	10,000	9,869
Aetna, Inc.
4.75%, 3/15/44	30,000	26,555
3.88%, 8/15/47	43,000	32,951
Air Lease Corp.
4.25%, 9/15/24	5,000	4,901
3.25%, 3/1/25	25,000	23,830
3.63%, 4/1/27	23,000	21,256
3.63%, 12/1/27	238,000	217,187
4.63%, 10/1/28	50,000	46,974
Air Products and Chemicals, Inc.
2.70%, 5/15/40	50,000	37,225
Aircastle Ltd.
4.25%, 6/15/26	25,000	23,587
Alabama Power Co.
4.30%, 7/15/48, Series A	12,000	10,149
3.45%, 10/1/49	9,000	6,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	$18,000	$17,360
4.90%, 12/15/30	51,000	49,418
1.88%, 2/1/33	25,000	18,385
Allstate Corp.
1.45%, 12/15/30	20,000	15,581
4.20%, 12/15/46	50,000	40,871
Ally Financial, Inc.
8.00%, 11/1/31	138,000	143,389
Alphabet, Inc.
1.10%, 8/15/30	25,000	20,404
1.90%, 8/15/40	20,000	13,664
2.05%, 8/15/50	10,000	6,147
2.25%, 8/15/60	50,000	29,801
Altria Group, Inc.
4.80%, 2/14/29(d)	25,000	24,463
2.45%, 2/4/32	20,000	15,676
3.40%, 2/4/41	6,000	4,120
5.38%, 1/31/44	118,000	109,413
Amazon.com, Inc.
5.20%, 12/3/25	19,000	19,296
1.50%, 6/3/30	60,000	49,597
2.10%, 5/12/31	90,000	76,153
3.60%, 4/13/32	77,000	72,255
3.88%, 8/22/37	15,000	13,773
4.95%, 12/5/44	22,000	22,272
4.05%, 8/22/47	7,000	6,216
4.25%, 8/22/57	27,000	24,025
2.70%, 6/3/60	30,000	19,088
4.10%, 4/13/62	100,000	84,813
Ameren Corp.
2.50%, 9/15/24	152,000	146,039
Ameren Illinois Co.
3.80%, 5/15/28	23,000	22,132
1.55%, 11/15/30	50,000	39,946
American Express Co.
3.00%, 10/30/24	85,000	82,206
4.90%, 2/13/26	150,000	149,929
3.30%, 5/3/27	10,000	9,445
American Financial Group, Inc.
4.50%, 6/15/47	25,000	20,462
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,418
American Honda Finance Corp.
1.00%, 9/10/25	15,000	13,774
2.30%, 9/9/26	5,000	4,642
4.60%, 4/17/30	100,000	98,722
American International Group, Inc.
4.50%, 7/16/44	48,000	40,743
4.75%, 4/1/48	28,000	24,526
American Tower Corp.
2.95%, 1/15/25	20,000	19,226
4.00%, 6/1/25	45,000	43,791
3.60%, 1/15/28	58,000	54,113
3.80%, 8/15/29	25,000	23,075
3.10%, 6/15/50	10,000	6,416
2.95%, 1/15/51	25,000	15,465
American University
3.67%, 4/1/49, Series 2019	50,000	39,843
American Water Capital Corp.
3.45%, 6/1/29	25,000	23,220
3.75%, 9/1/47	40,000	31,362
AmerisourceBergen Corp.
3.45%, 12/15/27	25,000	23,767
4.30%, 12/15/47	30,000	25,372
Amgen, Inc.
2.30%, 2/25/31	49,000	40,862
4.66%, 6/15/51	250,000	220,210
Aon Corp.
2.80%, 5/15/30	15,000	13,054
Aon Corp. / Aon Global Holdings PLC
5.00%, 9/12/32	100,000	99,750
Apple, Inc.
1.80%, 9/11/24	25,000	24,138
1.13%, 5/11/25	10,000	9,373
3.25%, 2/23/26	75,000	72,977
2.45%, 8/4/26	200,000	189,564
3.20%, 5/11/27	102,000	98,637
3.00%, 6/20/27	10,000	9,614
2.20%, 9/11/29	75,000	66,995
1.65%, 5/11/30	55,000	46,847
3.35%, 8/8/32	25,000	23,530
4.45%, 5/6/44	18,000	17,615
4.38%, 5/13/45	18,000	17,061
3.85%, 8/4/46	36,000	31,579
3.75%, 11/13/47(d)	48,000	41,263
2.65%, 5/11/50	60,000	41,342
4.85%, 5/10/53	30,000	30,130
2.55%, 8/20/60	70,000	45,368
4.10%, 8/8/62	40,000	34,750
Ares Capital Corp.
4.25%, 3/1/25	22,000	20,984
Arizona Public Service Co.
2.60%, 8/15/29	50,000	43,203
Ascension Health
4.85%, 11/15/53	49,000	47,404
AT&T, Inc.
4.25%, 3/1/27	93,000	91,413
4.30%, 2/15/30	75,000	71,797
2.75%, 6/1/31	43,000	36,377
2.25%, 2/1/32	26,000	20,828
4.35%, 6/15/45	221,000	183,229
4.75%, 5/15/46	10,000	8,708
5.15%, 2/15/50	25,000	23,205
3.65%, 6/1/51	12,000	8,714
3.50%, 9/15/53	100,000	69,505
3.55%, 9/15/55	105,000	72,412
Atmos Energy Corp.
1.50%, 1/15/31	70,000	55,546
Automatic Data Processing, Inc.
1.25%, 9/1/30	100,000	81,501
AutoNation, Inc.
4.50%, 10/1/25	3,000	2,924
3.80%, 11/15/27	5,000	4,610
AutoZone, Inc.
3.25%, 4/15/25	18,000	17,355
3.63%, 4/15/25	64,000	62,179
4.00%, 4/15/30	25,000	23,323
AvalonBay Communities, Inc.
2.30%, 3/1/30	102,000	86,290
Avangrid, Inc.
3.80%, 6/1/29	25,000	23,217
Avnet, Inc.
3.00%, 5/15/31	124,000	99,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
AXIS Specialty Finance LLC
3.90%, 7/15/29	$50,000	$46,341
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	44,964
Bank of America Corp.
4.20%, 8/26/24	78,000	76,743
3.95%, 4/21/25, Series L	29,000	28,278
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month Secured Overnight Financing Rate + 1.132% thereafter)(c)	38,000	36,260
3.50%, 4/19/26	71,000	68,480
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	11,938
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	335,000	302,431
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	45,000	40,675
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.04% thereafter)(c)	117,000	107,784
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(c)	75,000	69,705
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	435,000	344,455
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	97,760
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(c)	10,000	8,824
7.75%, 5/14/38	100,000	118,898
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	31,038
5.88%, 2/7/42	10,000	10,526
5.00%, 1/21/44	70,000	66,254
4.75%, 4/21/45, Series L	10,000	9,097
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	10,000	8,657
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(c)	28,000	22,269
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,201
Banner Health
2.34%, 1/1/30	63,000	54,356
Baxalta, Inc.
4.00%, 6/23/25	15,000	14,673
Baxter International, Inc.
1.32%, 11/29/24	100,000	93,950
2.27%, 12/1/28	90,000	77,581
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	20,859
Becton Dickinson and Co.
2.82%, 5/20/30	37,000	32,495
4.69%, 12/15/44	22,000	19,846
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	93,529
3.70%, 7/15/30	20,000	18,866
6.13%, 4/1/36	25,000	27,044
3.80%, 7/15/48	36,000	28,402
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	200,000	171,488
4.20%, 8/15/48	20,000	17,935
4.25%, 1/15/49	38,000	34,180
2.85%, 10/15/50	5,000	3,457
Berry Global, Inc.
1.57%, 1/15/26	40,000	36,277
BGC Partners, Inc.
3.75%, 10/1/24	10,000	9,503
Black Hills Corp.
4.35%, 5/1/33	50,000	45,107
Boardwalk Pipelines LP
4.95%, 12/15/24	5,000	4,949
4.45%, 7/15/27	18,000	17,409
3.40%, 2/15/31	15,000	12,948
Boeing Co.
4.88%, 5/1/25	55,000	54,598
2.25%, 6/15/26	5,000	4,573
5.15%, 5/1/30	69,000	68,462
5.88%, 2/15/40	10,000	9,989
3.90%, 5/1/49	10,000	7,510
5.81%, 5/1/50	25,000	24,570
3.83%, 3/1/59	135,000	94,013
5.93%, 5/1/60	30,000	29,271
Bon Secours Mercy Health, Inc.
3.21%, 6/1/50, Series 20-2	100,000	69,045
BorgWarner, Inc.
2.65%, 7/1/27	12,000	10,994
Boston Properties LP
2.75%, 10/1/26	24,000	21,118
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,165
3.12%, 5/4/26	5,000	4,798
3.59%, 4/14/27	65,000	62,715
4.81%, 2/13/33	25,000	24,739
4.89%, 9/11/33	15,000	14,908
3.38%, 2/8/61	95,000	66,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Brandywine Operating Partnership LP
7.55%, 3/15/28	$20,000	$17,140
4.55%, 10/1/29	25,000	17,152
Brighthouse Financial, Inc.
5.63%, 5/15/30	100,000	94,470
Bristol-Myers Squibb Co.
3.20%, 6/15/26	7,000	6,755
3.90%, 2/20/28	127,000	124,785
3.40%, 7/26/29	89,000	83,880
4.13%, 6/15/39	10,000	9,060
4.25%, 10/26/49	50,000	43,633
2.55%, 11/13/50	5,000	3,186
Brixmor Operating Partnership LP
3.90%, 3/15/27	50,000	46,564
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	3,000	2,888
3.50%, 1/15/28	5,000	4,654
Broadcom, Inc.
4.15%, 11/15/30	70,000	64,454
2.45%, 2/15/31(e)	70,000	56,625
3.75%, 2/15/51(e)	120,000	86,759
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	13,859
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	17,513
7.00%, 12/15/25	22,000	23,211
3.25%, 6/15/27	100,000	95,820
6.15%, 5/1/37	10,000	11,093
5.15%, 9/1/43	48,000	47,369
3.90%, 8/1/46	5,000	4,134
Camden Property Trust
3.15%, 7/1/29	6,000	5,353
2.80%, 5/15/30(d)	20,000	17,325
Campbell Soup Co.
4.15%, 3/15/28	20,000	19,437
Capital One Financial Corp.
4.20%, 10/29/25	25,000	23,764
3.75%, 3/9/27	20,000	18,781
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	86,470
Cardinal Health, Inc.
4.90%, 9/15/45	29,000	24,940
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,476
2.75%, 3/1/30	25,000	21,241
Carrier Global Corp.
2.72%, 2/15/30	25,000	21,554
Caterpillar Financial Services Corp.
4.35%, 5/15/26	10,000	9,952
Caterpillar, Inc.
3.80%, 8/15/42	25,000	21,705
3.25%, 9/19/49	34,000	26,375
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	50,000	34,072
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,803
1.63%, 12/15/30	50,000	39,366
3.00%, 3/16/32	55,000	47,818
CBRE Services, Inc.
4.88%, 3/1/26	16,000	15,717
2.50%, 4/1/31	95,000	77,003
CDW LLC / CDW Finance Corp.
4.13%, 5/1/25	50,000	48,330
3.25%, 2/15/29	25,000	21,474
Centene Corp.
2.63%, 8/1/31(d)	100,000	80,122
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	10,000	8,465
4.45%, 10/1/32, Series AI	100,000	96,710
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	74,000	59,682
Charles Schwab Corp.
0.90%, 3/11/26(d)	100,000	87,782
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(c)	10,000	10,030
1.65%, 3/11/31	60,000	45,329
2.90%, 3/3/32(d)	50,000	41,101
5.85%, 5/19/34, (5.853% fixed rate until 5/19/33; Secured Overnight Financing Rate + 2.50% thereafter)(c)	10,000	10,149
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 2/1/32	306,000	230,733
6.38%, 10/23/35	5,000	4,849
3.50%, 6/1/41	44,000	29,095
6.48%, 10/23/45	16,000	14,472
5.13%, 7/1/49	20,000	15,250
3.70%, 4/1/51	24,000	14,705
6.83%, 10/23/55	43,000	40,026
3.85%, 4/1/61	14,000	8,264
Chevron Corp.
3.08%, 5/11/50	71,000	52,431
Chevron USA, Inc.
3.90%, 11/15/24	5,000	4,932
0.69%, 8/12/25	15,000	13,816
3.25%, 10/15/29	26,000	24,279
Children’s Hospital Corp.
4.12%, 1/1/47, Series 2017	25,000	22,036
2.93%, 7/15/50, Series 2020	85,000	55,824
Chubb INA Holdings, Inc.
3.15%, 3/15/25	18,000	17,487
Cigna Group
3.40%, 3/1/27	10,000	9,513
3.05%, 10/15/27	210,000	196,008
6.13%, 11/15/41	14,000	15,055
3.88%, 10/15/47	15,000	11,657
4.90%, 12/15/48	30,000	27,324
Cintas Corp. No. 2
3.70%, 4/1/27	23,000	22,403
Cisco Systems, Inc.
5.90%, 2/15/39	40,000	43,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Citigroup, Inc.
3.88%, 3/26/25	$100,000	$97,193
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	294,000	283,048
4.45%, 9/29/27	183,000	175,971
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(c)	41,000	38,056
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	18,931
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	6,707
6.63%, 6/15/32	219,000	231,441
8.13%, 7/15/39	60,000	76,273
6.68%, 9/13/43	19,000	20,228
4.65%, 7/23/48	35,000	31,159
Citizens Financial Group, Inc.
2.50%, 2/6/30	100,000	78,908
3.25%, 4/30/30	50,000	40,886
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	21,828
CME Group, Inc.
3.00%, 3/15/25	55,000	53,216
2.65%, 3/15/32	50,000	42,933
5.30%, 9/15/43	5,000	5,158
4.15%, 6/15/48	5,000	4,534
CNH Industrial Capital LLC
5.45%, 10/14/25	150,000	150,627
4.55%, 4/10/28	200,000	194,868
Coca-Cola Co.
2.13%, 9/6/29	104,000	91,859
1.65%, 6/1/30	100,000	83,822
2.60%, 6/1/50	5,000	3,470
2.50%, 3/15/51	5,000	3,370
2.75%, 6/1/60	45,000	30,835
Comcast Corp.
2.35%, 1/15/27	20,000	18,518
3.55%, 5/1/28	20,000	19,017
4.55%, 1/15/29	10,000	9,967
4.25%, 10/15/30	25,000	24,240
4.80%, 5/15/33	10,000	9,978
6.45%, 3/15/37	27,000	30,164
4.60%, 10/15/38	15,000	14,020
4.00%, 8/15/47	15,000	12,351
3.97%, 11/1/47	162,000	132,877
4.70%, 10/15/48	12,000	11,096
4.00%, 11/1/49	50,000	40,736
3.45%, 2/1/50	50,000	37,452
2.45%, 8/15/52	10,000	6,013
4.05%, 11/1/52	100,000	81,785
5.35%, 5/15/53	15,000	14,929
4.95%, 10/15/58(d)	28,000	26,429
2.65%, 8/15/62	10,000	5,849
5.50%, 5/15/64	10,000	9,924
CommonSpirit Health
3.35%, 10/1/29	57,000	50,898
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	21,372
7.00%, 10/1/28	19,000	20,541
ConocoPhillips
2.40%, 3/7/25	8,000	7,679
6.50%, 2/1/39	9,000	10,297
5.30%, 5/15/53	10,000	9,983
Consolidated Edison Co. of New York, Inc.
4.50%, 12/1/45	25,000	21,658
4.00%, 11/15/57, Series C	43,000	33,736
3.70%, 11/15/59	60,000	43,121
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	64,903
3.15%, 8/1/29	50,000	45,147
5.25%, 11/15/48	19,000	17,881
Consumers Energy Co.
4.63%, 5/15/33	125,000	123,271
3.10%, 8/15/50	60,000	42,641
Corebridge Financial, Inc.
4.40%, 4/5/52	100,000	76,221
Corning, Inc.
4.38%, 11/15/57	25,000	20,085
5.85%, 11/15/68	18,000	17,178
5.45%, 11/15/79	10,000	8,881
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	4,797
1.60%, 4/20/30	40,000	33,574
1.75%, 4/20/32(d)	5,000	4,058
Crown Castle, Inc.
4.30%, 2/15/29	14,000	13,380
4.75%, 5/15/47	50,000	42,844
3.25%, 1/15/51	15,000	10,003
CSX Corp.
2.40%, 2/15/30	20,000	17,354
4.30%, 3/1/48	20,000	17,187
4.50%, 8/1/54	18,000	15,583
CVS Health Corp.
6.25%, 6/1/27	73,000	76,342
3.25%, 8/15/29	25,000	22,654
1.88%, 2/28/31	105,000	83,874
4.88%, 7/20/35	85,000	80,991
4.78%, 3/25/38	25,000	23,145
5.30%, 12/5/43	23,000	21,678
5.05%, 3/25/48	35,000	31,637
5.63%, 2/21/53	120,000	117,043
D.R. Horton, Inc.
2.50%, 10/15/24	25,000	24,020
Danaher Corp.
2.60%, 10/1/50	5,000	3,280
Darden Restaurants, Inc.
3.85%, 5/1/27	53,000	51,106
Dell International LLC / EMC Corp.
4.00%, 7/15/24	123,000	121,107
6.02%, 6/15/26	15,000	15,360
4.90%, 10/1/26	25,000	24,847
8.35%, 7/15/46	12,000	14,183
Devon Energy Corp.
5.60%, 7/15/41(d)	15,000	13,948
DH Europe Finance II Sarl
3.25%, 11/15/39	25,000	20,336
Digital Realty Trust LP
3.60%, 7/1/29(d)	50,000	43,563
Dignity Health
5.27%, 11/1/64	25,000	23,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Discovery Communications LLC
5.20%, 9/20/47	$10,000	$7,932
4.00%, 9/15/55	47,000	29,902
Dollar General Corp.
3.50%, 4/3/30	50,000	45,346
Dollar Tree, Inc.
4.20%, 5/15/28(d)	50,000	48,101
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	4,864
1.45%, 4/15/26, Series A	62,000	56,067
6.30%, 3/15/33, Series E	55,000	58,575
4.90%, 8/1/41, Series C	25,000	22,197
Dover Corp.
3.15%, 11/15/25	23,000	21,999
Dow Chemical Co.
4.25%, 10/1/34	17,000	15,519
9.40%, 5/15/39	15,000	20,042
5.25%, 11/15/41	110,000	104,281
4.38%, 11/15/42	5,000	4,199
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	53,296
3.75%, 8/15/47	50,000	39,563
Duke Energy Carolinas LLC
3.70%, 12/1/47	43,000	33,430
Duke Energy Corp.
5.00%, 12/8/25	40,000	40,006
3.15%, 8/15/27(d)	175,000	163,275
3.95%, 8/15/47	120,000	91,709
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	48,444
Duke Energy Indiana LLC
2.75%, 4/1/50	142,000	90,508
DuPont de Nemours, Inc.
5.32%, 11/15/38	125,000	123,266
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	45,000	38,387
Eastman Chemical Co.
4.80%, 9/1/42	23,000	19,955
Eaton Vance Corp.
3.50%, 4/6/27	18,000	17,021
eBay, Inc.
4.00%, 7/15/42	15,000	11,911
Ecolab, Inc.
2.70%, 11/1/26	5,000	4,732
3.25%, 12/1/27	25,000	23,883
2.13%, 8/15/50	13,000	7,609
Elevance Health, Inc.
3.65%, 12/1/27	25,000	23,858
6.38%, 6/15/37	18,000	19,634
4.63%, 5/15/42	49,000	43,976
4.65%, 1/15/43	40,000	36,270
4.65%, 8/15/44	15,000	13,430
3.13%, 5/15/50	52,000	35,941
3.60%, 3/15/51	25,000	18,853
Eli Lilly & Co.
5.50%, 3/15/27	25,000	26,181
Emerson Electric Co.
1.80%, 10/15/27	35,000	31,276
Enbridge Energy Partners LP
5.88%, 10/15/25	5,000	5,060
Energy Transfer LP
5.95%, 12/1/25	15,000	15,116
3.90%, 7/15/26	5,000	4,776
4.20%, 4/15/27	20,000	19,191
5.50%, 6/1/27	50,000	50,160
4.15%, 9/15/29	63,000	58,923
5.75%, 2/15/33	100,000	100,536
4.90%, 3/15/35	13,000	11,900
6.63%, 10/15/36	76,000	78,234
6.25%, 4/15/49	70,000	66,816
Entergy Corp.
2.40%, 6/15/31	100,000	81,495
Entergy Louisiana LLC
3.12%, 9/1/27	15,000	14,042
4.00%, 3/15/33	85,000	78,251
Entergy Texas, Inc.
3.55%, 9/30/49	25,000	18,435
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,584
4.45%, 2/15/43	40,000	34,376
4.25%, 2/15/48	189,000	156,114
EPR Properties
4.75%, 12/15/26	50,000	45,098
Equifax, Inc.
5.10%, 12/15/27	100,000	99,733
Equinix, Inc.
2.95%, 9/15/51	21,000	13,125
Equitable Holdings, Inc.
4.35%, 4/20/28	159,000	151,322
ERP Operating LP
3.00%, 7/1/29	25,000	22,322
Essential Utilities, Inc.
2.70%, 4/15/30	10,000	8,574
Essex Portfolio LP
1.65%, 1/15/31	25,000	19,176
2.65%, 9/1/50	30,000	17,006
Estee Lauder Cos., Inc.
2.00%, 12/1/24	15,000	14,391
1.95%, 3/15/31	40,000	33,197
Evergy Metro, Inc.
4.95%, 4/15/33	125,000	123,375
Eversource Energy
4.25%, 4/1/29, Series O	8,000	7,724
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,695
Exxon Mobil Corp.
2.02%, 8/16/24	10,000	9,667
3.04%, 3/1/26	23,000	22,201
2.28%, 8/16/26	30,000	28,176
4.33%, 3/19/50	108,000	96,494
FedEx Corp.
4.20%, 10/17/28	18,000	17,571
3.90%, 2/1/35	19,000	16,705
3.88%, 8/1/42	5,000	3,971
4.75%, 11/15/45	5,000	4,372
4.40%, 1/15/47	63,000	52,426
Fifth Third Bancorp
2.55%, 5/5/27	20,000	17,612
3.95%, 3/14/28	25,000	22,846
Fiserv, Inc.
3.20%, 7/1/26	17,000	16,067
4.20%, 10/1/28	15,000	14,489
4.40%, 7/1/49	25,000	20,675
Flex Ltd.
6.00%, 1/15/28	100,000	101,912
Florida Power & Light Co.
4.13%, 6/1/48	53,000	45,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
FMC Corp.
4.50%, 10/1/49	$142,000	$110,722
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	15,000	13,104
Fox Corp.
5.48%, 1/25/39	5,000	4,637
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 7/1/49, Series B	40,000	30,002
Franklin Resources, Inc.
2.85%, 3/30/25	25,000	23,880
Freeport-McMoRan, Inc.
4.63%, 8/1/30	20,000	18,817
FS KKR Capital Corp.
4.13%, 2/1/25	44,000	41,689
GATX Corp.
4.00%, 6/30/30	25,000	22,949
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	100,000	95,000
General Dynamics Corp.
3.75%, 5/15/28	23,000	22,241
General Electric Co.
6.75%, 3/15/32, Series A	228,000	257,499
5.88%, 1/14/38	24,000	25,812
General Motors Co.
4.20%, 10/1/27	71,000	67,807
5.00%, 10/1/28(d)	78,000	76,733
6.75%, 4/1/46	42,000	41,686
General Motors Financial Co., Inc.
4.00%, 1/15/25	101,000	98,454
4.35%, 1/17/27	30,000	28,921
5.85%, 4/6/30	100,000	99,086
George Washington University
4.30%, 9/15/44, Series 2014	25,000	22,433
Georgetown University
5.12%, 4/1/53	50,000	49,841
Georgia Power Co.
3.25%, 4/1/26	18,000	17,220
4.30%, 3/15/43	97,000	81,760
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	4,874
1.20%, 10/1/27	50,000	43,473
5.65%, 12/1/41	38,000	39,715
4.50%, 2/1/45	73,000	65,998
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/1/25	15,000	14,691
5.75%, 6/1/28	23,000	22,275
4.00%, 1/15/30	30,000	26,205
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(d)	25,000	22,903
Goldman Sachs Capital I
6.35%, 2/15/34	14,000	14,234
Goldman Sachs Group, Inc.
3.50%, 1/23/25	25,000	24,272
3.75%, 2/25/26	37,000	35,764
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	89,496
5.95%, 1/15/27	23,000	23,584
3.85%, 1/26/27	15,000	14,424
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	23,000	21,707
3.80%, 3/15/30	346,000	320,998
6.45%, 5/1/36	22,000	23,161
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	10,000	8,449
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(c)	5,000	4,372
6.25%, 2/1/41	10,000	10,703
5.15%, 5/22/45	53,000	49,123
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	25,000	17,760
Haleon UK Capital PLC
3.13%, 3/24/25	300,000	288,615
Halliburton Co.
4.50%, 11/15/41	165,000	137,953
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	40,000	41,355
Hasbro, Inc.
3.55%, 11/19/26	20,000	18,815
3.50%, 9/15/27	9,000	8,475
HCA, Inc.
5.20%, 6/1/28	10,000	9,947
5.63%, 9/1/28	68,000	68,579
5.50%, 6/1/33	10,000	9,989
5.13%, 6/15/39	150,000	137,236
5.90%, 6/1/53	10,000	9,649
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,655
2.00%, 3/15/31	20,000	15,395
Healthpeak OP LLC
6.75%, 2/1/41	40,000	41,902
Hershey Co.
2.30%, 8/15/26	93,000	87,737
Hess Corp.
4.30%, 4/1/27	30,000	29,078
7.88%, 10/1/29	100,000	111,574
7.13%, 3/15/33	50,000	54,696
6.00%, 1/15/40	48,000	47,323
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	24,404
Home Depot, Inc.
2.80%, 9/14/27	23,000	21,622
0.90%, 3/15/28	100,000	85,451
1.38%, 3/15/31	80,000	63,352
1.88%, 9/15/31	25,000	20,428
5.88%, 12/16/36	15,000	16,490
4.88%, 2/15/44	11,000	10,597
3.35%, 4/15/50	100,000	74,902
4.95%, 9/15/52(d)	50,000	48,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Honeywell International, Inc.
2.50%, 11/1/26	$10,000	$9,438
2.70%, 8/15/29	69,000	62,543
4.50%, 1/15/34	10,000	9,857
3.81%, 11/21/47	80,000	67,769
Hormel Foods Corp.
1.80%, 6/11/30	20,000	16,758
HP, Inc.
3.00%, 6/17/27	20,000	18,491
Hubbell, Inc.
3.15%, 8/15/27	48,000	44,918
Hudson Pacific Properties LP
5.95%, 2/15/28(d)	30,000	23,677
Humana, Inc.
4.80%, 3/15/47	18,000	15,991
Huntington Bancshares, Inc.
2.63%, 8/6/24(d)	45,000	42,625
4.00%, 5/15/25	18,000	17,054
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	21,220
4.20%, 5/1/30	3,000	2,796
Hyatt Hotels Corp.
5.38%, 4/23/25	25,000	24,981
Idaho Power Co.
4.20%, 3/1/48, Series K	20,000	16,902
Intel Corp.
3.70%, 7/29/25	25,000	24,476
4.88%, 2/10/28	35,000	35,288
3.90%, 3/25/30(d)	25,000	23,678
5.20%, 2/10/33	30,000	30,191
4.10%, 5/19/46	45,000	36,878
4.10%, 5/11/47	99,000	80,862
3.25%, 11/15/49	120,000	82,012
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,878
3.10%, 9/15/27(d)	5,000	4,715
4.60%, 3/15/33	50,000	48,972
3.00%, 6/15/50	40,000	27,487
International Business Machines Corp.
3.45%, 2/19/26	100,000	96,782
6.22%, 8/1/27	39,000	41,111
4.00%, 6/20/42	125,000	104,509
4.25%, 5/15/49	20,000	16,805
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	4,154
International Paper Co.
4.80%, 6/15/44	4,000	3,539
4.35%, 8/15/48	19,000	15,800
Intuit, Inc.
1.35%, 7/15/27	25,000	21,943
IQVIA, Inc.
5.70%, 5/15/28(e)	250,000	251,862
ITC Holdings Corp.
5.30%, 7/1/43	15,000	14,232
Jabil, Inc.
3.95%, 1/12/28	8,000	7,502
5.45%, 2/1/29	100,000	98,940
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	3,000	2,961
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	26,079
JetBlue Pass-Through Trust
4.00%, 5/15/34, Series 2020-1, Class A	135,277	123,708
John Deere Capital Corp.
3.45%, 3/13/25	25,000	24,448
3.40%, 6/6/25	145,000	141,450
2.80%, 9/8/27	31,000	29,024
2.45%, 1/9/30	35,000	30,788
Johns Hopkins Health System Corp.
3.84%, 5/15/46	40,000	33,041
Johnson & Johnson
2.63%, 1/15/25	48,000	46,689
2.95%, 3/3/27	21,000	20,187
4.95%, 5/15/33	25,000	26,620
3.55%, 3/1/36	14,000	12,722
3.40%, 1/15/38	100,000	87,886
4.50%, 9/1/40	12,000	11,721
3.70%, 3/1/46	22,000	19,050
Johnson Controls International PLC
6.00%, 1/15/36	13,000	13,636
JPMorgan Chase & Co.
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	175,000	164,745
3.30%, 4/1/26	10,000	9,622
7.63%, 10/15/26	100,000	107,980
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	45,074
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	145,135
8.00%, 4/29/27	25,000	27,730
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	73,048
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,283
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 0.945% thereafter)(c)	48,000	44,785
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	20,000	19,172
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month Secured Overnight Financing Rate + 1.33% thereafter)(c)	21,000	20,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month Secured Overnight Financing Rate + 1.422% thereafter)(c)	$15,000	$13,879
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	14,492
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	12,756
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	36,000	30,809
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	130,000	102,796
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31 ; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	104,234
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	95,788
6.40%, 5/15/38	10,000	11,178
5.63%, 8/16/43	118,000	119,579
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	25,000	20,309
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	23,000	18,467
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	38,144
Juniper Networks, Inc.
2.00%, 12/10/30	17,000	13,330
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	60,000	41,648
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,443
4.42%, 12/15/46	23,000	19,550
KeyBank NA
4.15%, 8/8/25	250,000	229,680
KeyCorp
4.15%, 10/29/25	18,000	16,502
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	24,857
Kimberly-Clark Corp.
1.05%, 9/15/27	35,000	30,575
4.50%, 2/16/33	40,000	40,126
3.90%, 5/4/47	50,000	42,409
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,596
3.70%, 10/1/49	50,000	34,902
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	18,000	16,215
5.40%, 9/1/44	19,000	16,878
Kinder Morgan, Inc.
4.30%, 3/1/28	35,000	33,866
7.75%, 1/15/32	5,000	5,672
5.30%, 12/1/34	225,000	216,436
KLA Corp.
4.65%, 11/1/24	15,000	14,891
5.00%, 3/15/49	50,000	47,733
3.30%, 3/1/50	25,000	18,596
Kraft Heinz Foods Co.
3.75%, 4/1/30	16,000	14,962
4.38%, 6/1/46	125,000	105,255
Kroger Co.
3.70%, 8/1/27	22,000	21,242
6.90%, 4/15/38	35,000	39,480
5.15%, 8/1/43	18,000	16,631
5.40%, 1/15/49	19,000	18,479
Laboratory Corp. of America Holdings
2.30%, 12/1/24	276,000	263,365
Lam Research Corp.
4.00%, 3/15/29	19,000	18,483
Legg Mason, Inc.
5.63%, 1/15/44	5,000	4,891
Lennar Corp.
4.75%, 11/29/27	25,000	24,506
Linde, Inc.
3.20%, 1/30/26	25,000	24,321
2.00%, 8/10/50	15,000	8,496
Lockheed Martin Corp.
5.10%, 11/15/27	150,000	154,492
6.15%, 9/1/36, Series B	39,000	43,443
4.09%, 9/15/52	24,000	20,699
Lowe’s Cos., Inc.
2.63%, 4/1/31	10,000	8,454
4.05%, 5/3/47	15,000	11,832
3.50%, 4/1/51	100,000	69,326
5.80%, 9/15/62	50,000	48,471
Lubrizol Corp.
6.50%, 10/1/34	39,000	46,083
LYB International Finance BV
4.88%, 3/15/44	5,000	4,323
LYB International Finance III LLC
3.80%, 10/1/60	5,000	3,305
LyondellBasell Industries NV
4.63%, 2/26/55	20,000	15,922
Magellan Midstream Partners LP
3.25%, 6/1/30	25,000	21,808
4.20%, 10/3/47	38,000	27,985
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	25,469
5.00%, 9/15/54	3,000	2,424
Marriott International, Inc.
3.50%, 10/15/32, Series GG	175,000	150,995
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	28,000	27,314
4.20%, 3/1/48	5,000	4,196
4.90%, 3/15/49	20,000	18,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Martin Marietta Materials, Inc.
4.25%, 7/2/24	$35,000	$34,530
3.50%, 12/15/27	5,000	4,744
Marvell Technology, Inc.
4.88%, 6/22/28	15,000	14,691
Masco Corp.
4.50%, 5/15/47(d)	20,000	16,051
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	100,000	72,072
3.34%, 7/1/60, Series 2020	25,000	17,207
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	14,641
Mastercard, Inc.
3.80%, 11/21/46	25,000	21,242
Mayo Clinic
3.20%, 11/15/61, Series 2021	35,000	23,659
McCormick & Co., Inc.
4.20%, 8/15/47	20,000	16,578
McDonald’s Corp.
6.30%, 10/15/37, Series I	19,000	21,155
3.70%, 2/15/42	109,000	87,992
4.45%, 3/1/47(d)	15,000	13,255
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,700
Merck & Co., Inc.
4.50%, 5/17/33	15,000	14,970
6.50%, 12/1/33	50,000	58,413
2.35%, 6/24/40	5,000	3,540
4.15%, 5/18/43	100,000	90,553
2.45%, 6/24/50	5,000	3,242
5.00%, 5/17/53	15,000	15,121
5.15%, 5/17/63	10,000	10,103
Meta Platforms, Inc.
4.60%, 5/15/28	15,000	14,996
4.80%, 5/15/30	10,000	10,032
3.85%, 8/15/32	100,000	92,802
4.95%, 5/15/33	15,000	14,969
5.60%, 5/15/53	20,000	20,018
5.75%, 5/15/63	15,000	14,954
MetLife, Inc.
3.60%, 11/13/25	69,000	67,102
5.70%, 6/15/35	32,000	33,091
4.88%, 11/13/43	50,000	45,327
Micron Technology, Inc.
4.98%, 2/6/26	125,000	123,989
5.88%, 9/15/33	100,000	98,483
Microsoft Corp.
4.10%, 2/6/37	48,000	47,012
2.53%, 6/1/50	265,000	182,757
4.50%, 2/6/57	18,000	17,968
Mid-America Apartments LP
3.95%, 3/15/29	25,000	23,979
MidAmerican Energy Co.
4.25%, 5/1/46	16,000	13,712
3.15%, 4/15/50	9,000	6,420
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	27,811
Mondelez International, Inc.
1.50%, 5/4/25	50,000	46,927
2.75%, 4/13/30	100,000	88,216
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	26,000	20,197
Moody’s Corp.
3.25%, 1/15/28	18,000	16,960
4.88%, 12/17/48	30,000	27,632
Morgan Stanley
3.88%, 1/27/26	11,000	10,716
3.13%, 7/27/26	9,000	8,494
4.35%, 9/8/26	246,000	240,037
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(c)	150,000	153,391
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	175,000	168,964
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)(f)	272,000	254,032
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.14% thereafter)(c)	139,000	130,450
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.628% thereafter)(c)	20,000	19,214
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,585
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	53,614
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.46% thereafter)(c)(f)	21,000	17,907
Mosaic Co.
4.88%, 11/15/41	10,000	8,484
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	20,250
Mount Sinai Hospitals Group, Inc.
3.74%, 7/1/49, Series 2019	31,000	23,601
MPLX LP
4.13%, 3/1/27	15,000	14,539
4.00%, 3/15/28	18,000	17,106
4.70%, 4/15/48	50,000	40,151
Nasdaq, Inc.
3.95%, 3/7/52	100,000	77,403
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,598
3.40%, 2/7/28	5,000	4,726
3.90%, 11/1/28	18,000	17,246
4.02%, 11/1/32	18,000	16,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
NBCUniversal Media LLC
5.95%, 4/1/41	$5,000	$5,295
NetApp, Inc.
3.30%, 9/29/24	45,000	43,762
New York and Presbyterian Hospital
2.61%, 8/1/60	25,000	14,807
Newmont Corp.
4.88%, 3/15/42	20,000	18,555
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	145,000	133,912
NIKE, Inc.
2.40%, 3/27/25	26,000	25,056
2.85%, 3/27/30	17,000	15,515
3.88%, 11/1/45	5,000	4,362
3.38%, 11/1/46	20,000	16,010
NiSource, Inc.
3.49%, 5/15/27	10,000	9,493
5.25%, 2/15/43	12,000	11,518
4.38%, 5/15/47	25,000	21,111
3.95%, 3/30/48	18,000	14,161
Norfolk Southern Corp.
2.90%, 6/15/26	100,000	94,767
3.15%, 6/1/27	23,000	21,741
4.05%, 8/15/52	5,000	4,070
3.70%, 3/15/53	25,000	18,915
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)(f)	25,000	22,336
Northrop Grumman Corp.
3.20%, 2/1/27	53,000	50,595
NOV, Inc.
3.95%, 12/1/42	13,000	9,406
NSTAR Electric Co.
4.95%, 9/15/52	50,000	48,127
NVIDIA Corp.
2.85%, 4/1/30	10,000	9,130
3.50%, 4/1/50	50,000	40,195
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020	16,000	10,002
NYU Langone Hospitals
4.78%, 7/1/44	35,000	32,601
3.38%, 7/1/55, Series 2020	25,000	17,440
O’Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,464
3.90%, 6/1/29	13,000	12,362
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,500
6.63%, 9/1/30	10,000	10,432
6.13%, 1/1/31	10,000	10,169
6.45%, 9/15/36	15,000	15,255
6.60%, 3/15/46	10,000	10,208
Ohio Power Co.
1.63%, 1/15/31, Series Q	50,000	39,660
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	16,764
4.75%, 1/15/28	23,000	21,099
3.63%, 10/1/29	41,000	33,746
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	22,698
5.75%, 3/15/29	34,000	35,879
4.55%, 9/15/32	100,000	98,105
ONEOK, Inc.
2.75%, 9/1/24	18,000	17,371
4.00%, 7/13/27	18,000	16,996
4.55%, 7/15/28	50,000	48,153
5.20%, 7/15/48	50,000	41,760
Oracle Corp.
2.50%, 4/1/25	20,000	19,077
2.65%, 7/15/26	186,000	173,670
3.25%, 11/15/27	17,000	15,866
2.95%, 4/1/30	96,000	84,060
5.38%, 7/15/40	10,000	9,534
4.50%, 7/8/44	35,000	28,710
4.00%, 11/15/47	215,000	160,330
5.55%, 2/6/53	100,000	93,509
Orlando Health Obligated Group
3.33%, 10/1/50	38,000	26,986
Otis Worldwide Corp.
2.06%, 4/5/25	150,000	141,808
Owens Corning
4.30%, 7/15/47	23,000	18,818
Owl Rock Capital Corp.
4.00%, 3/30/25	40,000	37,726
Owl Rock Capital Corp. III
3.13%, 4/13/27	150,000	127,662
Owl Rock Core Income Corp.
5.50%, 3/21/25	50,000	48,499
PACCAR Financial Corp.
1.10%, 5/11/26	50,000	45,327
2.00%, 2/4/27	5,000	4,570
Pacific Gas and Electric Co.
3.45%, 7/1/25	45,000	42,846
2.95%, 3/1/26	14,000	12,944
2.50%, 2/1/31	175,000	138,218
4.50%, 7/1/40	25,000	19,412
3.50%, 8/1/50	80,000	49,977
PacifiCorp
4.10%, 2/1/42	50,000	42,476
3.30%, 3/15/51	100,000	71,285
5.50%, 5/15/54	10,000	10,102
Packaging Corp. of America
3.40%, 12/15/27	25,000	23,696
Paramount Global
3.38%, 2/15/28(d)	5,000	4,413
6.88%, 4/30/36	5,000	4,908
4.85%, 7/1/42	15,000	11,120
4.90%, 8/15/44	5,000	3,661
4.60%, 1/15/45	50,000	35,189
4.95%, 5/19/50(d)	20,000	14,906
Parker-Hannifin Corp.
3.30%, 11/21/24	18,000	17,457
4.25%, 9/15/27	75,000	73,189
3.25%, 6/14/29	13,000	11,929
6.25%, 5/15/38, Series A	15,000	16,335
PayPal Holdings, Inc.
1.65%, 6/1/25	100,000	94,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	$50,000	$45,249
PECO Energy Co.
3.90%, 3/1/48	20,000	16,439
2.80%, 6/15/50	275,000	181,211
PepsiCo, Inc.
2.63%, 3/19/27	14,000	13,200
3.00%, 10/15/27	8,000	7,622
2.75%, 3/19/30	30,000	27,171
3.90%, 7/18/32	75,000	72,536
4.45%, 2/15/33(d)	100,000	101,066
3.38%, 7/29/49	20,000	16,220
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	25,000	24,956
4.45%, 5/19/26	25,000	24,881
4.45%, 5/19/28	35,000	34,888
4.65%, 5/19/30	25,000	25,043
4.75%, 5/19/33	40,000	40,179
5.11%, 5/19/43	25,000	24,854
5.30%, 5/19/53	50,000	51,535
5.34%, 5/19/63	35,000	35,056
Pfizer, Inc.
3.00%, 12/15/26(d)	10,000	9,554
3.60%, 9/15/28(d)	50,000	48,207
4.10%, 9/15/38	36,000	33,010
7.20%, 3/15/39	39,000	48,530
4.30%, 6/15/43	5,000	4,560
4.00%, 3/15/49	57,000	49,870
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/49, Series A-4	100,000	99,809
Philip Morris International, Inc.
2.10%, 5/1/30	125,000	103,441
1.75%, 11/1/30	80,000	63,561
4.88%, 11/15/43	32,000	28,150
Phillips 66
3.85%, 4/9/25	25,000	24,418
3.90%, 3/15/28	11,000	10,555
4.65%, 11/15/34	50,000	46,859
5.88%, 5/1/42	47,000	48,237
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,121
Pilgrim’s Pride Corp.
6.25%, 7/1/33	100,000	97,486
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	15,000	14,509
6.65%, 1/15/37	48,000	48,362
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	18,307
2.55%, 1/22/30(d)	85,000	71,974
PPG Industries, Inc.
1.20%, 3/15/26	25,000	22,549
Principal Financial Group, Inc.
3.10%, 11/15/26	25,000	23,381
Procter & Gamble Co.
3.00%, 3/25/30	35,000	32,632
Progressive Corp.
3.00%, 3/15/32	25,000	22,046
3.95%, 3/26/50	12,000	9,860
Prologis LP
1.25%, 10/15/30	60,000	46,728
4.38%, 9/15/48	5,000	4,269
5.25%, 6/15/53	60,000	58,598
Prospect Capital Corp.
3.71%, 1/22/26	81,000	71,194
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	36,000	40,214
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)(f)	5,000	4,864
3.94%, 12/7/49	40,000	31,379
4.35%, 2/25/50	20,000	16,886
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)(d)	100,000	97,400
Public Service Co. of Colorado
3.60%, 9/15/42	115,000	92,033
Public Service Electric and Gas Co.
3.00%, 5/15/27	19,000	17,956
3.60%, 12/1/47	56,000	43,793
Public Storage
0.88%, 2/15/26	100,000	89,818
PVH Corp.
4.63%, 7/10/25	25,000	24,391
QUALCOMM, Inc.
1.65%, 5/20/32	5,000	3,920
4.65%, 5/20/35	62,000	61,627
4.50%, 5/20/52	50,000	44,599
Quanta Services, Inc.
2.90%, 10/1/30	25,000	21,230
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	24,426
Raytheon Technologies Corp.
3.95%, 8/16/25	25,000	24,553
3.50%, 3/15/27	50,000	47,939
4.50%, 6/1/42	75,000	68,582
4.80%, 12/15/43	5,000	4,640
3.75%, 11/1/46	48,000	38,251
4.35%, 4/15/47	30,000	26,216
4.05%, 5/4/47	110,000	92,306
Realty Income Corp.
3.00%, 1/15/27	5,000	4,654
3.95%, 8/15/27	5,000	4,793
4.90%, 7/15/33	90,000	86,593
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	70,000	44,771
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	22,878
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	11,523
Roper Technologies, Inc.
2.35%, 9/15/24	15,000	14,429
3.80%, 12/15/26	30,000	28,871
1.40%, 9/15/27	18,000	15,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	$24,000	$19,956
S&P Global, Inc.
2.90%, 3/1/32	270,000	235,156
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,372
5.00%, 3/15/27	12,000	11,863
4.20%, 3/15/28	75,000	71,518
Sabra Health Care LP
5.13%, 8/15/26	28,000	26,558
3.90%, 10/15/29	10,000	8,255
Salesforce, Inc.
3.70%, 4/11/28	8,000	7,807
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	100,000	80,872
Sherwin-Williams Co.
4.05%, 8/8/24	195,000	191,820
4.25%, 8/8/25	100,000	98,513
2.95%, 8/15/29	10,000	8,870
4.50%, 6/1/47	5,000	4,274
3.80%, 8/15/49	5,000	3,766
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	65,000	61,384
Simon Property Group LP
3.38%, 10/1/24	150,000	145,825
3.30%, 1/15/26	5,000	4,794
3.25%, 11/30/26	23,000	21,718
3.38%, 6/15/27	100,000	94,120
2.45%, 9/13/29	25,000	21,364
SITE Centers Corp.
4.70%, 6/1/27	38,000	35,141
Southern California Edison Co.
4.65%, 10/1/43	169,000	148,123
4.88%, 3/1/49, Series B	8,000	7,167
Southern California Gas Co.
4.13%, 6/1/48, Series UU	65,000	52,625
Southern Co.
3.25%, 7/1/26	67,000	63,726
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	17,370
Southern Power Co.
0.90%, 1/15/26	35,000	31,647
Southwest Airlines Co.
5.13%, 6/15/27	37,000	36,859
Southwest Gas Corp.
3.80%, 9/29/46	50,000	37,548
Southwestern Electric Power Co.
3.25%, 11/1/51	150,000	99,927
Spectra Energy Partners LP
3.50%, 3/15/25	5,000	4,826
Sprint Capital Corp.
6.88%, 11/15/28	100,000	107,113
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	14,486
Stanley Black & Decker, Inc.
2.75%, 11/15/50	4,000	2,330
Starbucks Corp.
2.45%, 6/15/26	5,000	4,699
2.00%, 3/12/27	70,000	63,559
4.00%, 11/15/28	5,000	4,852
3.50%, 11/15/50	50,000	37,468
State Street Corp.
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	47,789
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)(f)	5,000	4,782
2.40%, 1/24/30(d)	56,000	48,101
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	72,057
Steel Dynamics, Inc.
5.00%, 12/15/26	25,000	24,702
3.45%, 4/15/30	90,000	80,135
Sutter Health
3.16%, 8/15/40, Series 20A	35,000	26,447
Synchrony Financial
3.70%, 8/4/26	5,000	4,418
5.15%, 3/19/29	36,000	32,203
Sysco Corp.
3.30%, 7/15/26	63,000	60,190
6.60%, 4/1/50	25,000	27,890
T-Mobile USA, Inc.
3.50%, 4/15/25	40,000	38,797
5.38%, 4/15/27	60,000	60,023
4.95%, 3/15/28	50,000	49,830
4.80%, 7/15/28	10,000	9,876
3.38%, 4/15/29	50,000	45,354
5.20%, 1/15/33	50,000	50,068
5.05%, 7/15/33	100,000	98,665
5.75%, 1/15/54	10,000	10,162
5.80%, 9/15/62	100,000	100,249
Take-Two Interactive Software, Inc.
4.95%, 3/28/28	50,000	49,697
Tampa Electric Co.
4.30%, 6/15/48	18,000	15,045
4.45%, 6/15/49	65,000	55,167
Tapestry, Inc.
4.13%, 7/15/27	14,000	13,266
Target Corp.
2.50%, 4/15/26	129,000	123,094
4.00%, 7/1/42	35,000	31,232
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	20,950
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	25,520
4.15%, 5/15/48	64,000	56,921
5.05%, 5/18/63	10,000	9,790
Time Warner Cable LLC
6.75%, 6/15/39	80,500	76,267
TJX Cos., Inc.
3.88%, 4/15/30	20,000	19,203
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	49,018
Toyota Motor Credit Corp.
4.45%, 5/18/26	10,000	9,935
4.55%, 9/20/27	150,000	149,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.05%, 1/11/28	$15,000	$14,058
2.15%, 2/13/30	30,000	25,933
1.65%, 1/10/31	30,000	24,249
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	43,123
Trane Technologies Luxembourg Finance SA
3.55%, 11/1/24	50,000	48,688
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	12,801
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,582
3.75%, 5/15/46	10,000	7,967
4.00%, 5/30/47	10,000	8,394
2.55%, 4/27/50	10,000	6,342
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	28,215
Truist Bank
4.05%, 11/3/25	25,000	23,993
Truist Financial Corp.
1.13%, 8/3/27	56,000	47,373
3.88%, 3/19/29	65,000	58,384
Tucson Electric Power Co.
1.50%, 8/1/30	73,000	58,076
TWDC Enterprises 18 Corp.
2.95%, 6/15/27	23,000	21,722
4.38%, 8/16/41	10,000	8,975
3.70%, 12/1/42	5,000	4,087
3.00%, 7/30/46	48,000	33,722
Tyson Foods, Inc.
4.88%, 8/15/34	28,000	27,168
U.S. Bancorp
1.45%, 5/12/25	25,000	23,128
2.38%, 7/22/26, Series V	213,000	196,271
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	149,328
UDR, Inc.
2.10%, 8/1/32	25,000	19,226
Union Electric Co.
2.95%, 6/15/27	18,000	17,003
Union Pacific Corp.
3.75%, 7/15/25	5,000	4,901
2.75%, 3/1/26	5,000	4,771
4.00%, 4/15/47	19,000	15,806
3.84%, 3/20/60	158,000	123,071
3.75%, 2/5/70	25,000	18,760
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	14,455	13,832
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,708
3.05%, 11/15/27	18,000	17,098
6.20%, 1/15/38	15,000	16,826
3.40%, 11/15/46	5,000	3,912
UnitedHealth Group, Inc.
3.10%, 3/15/26	34,000	32,813
3.88%, 12/15/28	18,000	17,462
4.20%, 5/15/32	75,000	72,334
5.80%, 3/15/36	25,000	26,798
5.95%, 2/15/41	274,000	295,210
4.75%, 7/15/45	20,000	18,860
3.75%, 10/15/47	15,000	12,079
4.45%, 12/15/48	25,000	22,582
University of Southern California
3.84%, 10/1/47, Series 2017	70,000	60,578
Unum Group
4.50%, 12/15/49	50,000	36,922
UPMC
5.38%, 5/15/43	50,000	48,571
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	38,057
Ventas Realty LP
4.75%, 11/15/30(d)	14,000	13,345
4.38%, 2/1/45	24,000	18,993
VeriSign, Inc.
4.75%, 7/15/27	8,000	7,870
Verisk Analytics, Inc.
4.13%, 3/15/29	100,000	95,948
Verizon Communications, Inc.
3.38%, 2/15/25	10,000	9,746
2.63%, 8/15/26	100,000	93,867
4.33%, 9/21/28	125,000	121,571
4.02%, 12/3/29	20,000	18,845
1.68%, 10/30/30	66,000	52,466
5.05%, 5/9/33	10,000	9,900
2.65%, 11/20/40	70,000	48,058
3.40%, 3/22/41	175,000	133,534
2.88%, 11/20/50	85,000	54,353
3.70%, 3/22/61	107,000	76,356
Viatris, Inc.
2.70%, 6/22/30	10,000	8,033
3.85%, 6/22/40	30,000	20,205
4.00%, 6/22/50	25,000	16,054
Virginia Electric and Power Co.
8.88%, 11/15/38	15,000	20,163
Visa, Inc.
2.75%, 9/15/27(d)	138,000	130,193
3.65%, 9/15/47	59,000	50,005
2.00%, 8/15/50	25,000	15,323
VMware, Inc.
1.00%, 8/15/24	31,000	29,302
4.50%, 5/15/25	25,000	24,691
Vulcan Materials Co.
4.50%, 4/1/25	18,000	17,737
3.50%, 6/1/30	31,000	28,035
W.R. Berkley Corp.
3.15%, 9/30/61	25,000	15,449
Wachovia Corp.
5.50%, 8/1/35	5,000	4,928
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	53,000	51,765
Walmart, Inc.
3.55%, 6/26/25	69,000	67,798
3.70%, 6/26/28(d)	15,000	14,699
2.38%, 9/24/29	20,000	17,852
4.10%, 4/15/33	100,000	98,020
5.25%, 9/1/35	50,000	54,059
4.05%, 6/29/48	40,000	36,582
4.50%, 9/9/52	50,000	48,000
Walt Disney Co.
3.35%, 3/24/25	40,000	39,042
2.20%, 1/13/28	75,000	68,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.65%, 1/13/31	$115,000	$100,035
6.40%, 12/15/35	4,000	4,476
6.65%, 11/15/37	20,000	22,926
3.50%, 5/13/40	55,000	45,185
4.95%, 10/15/45	5,000	4,783
3.80%, 5/13/60	15,000	11,670
Warnermedia Holdings, Inc.
3.64%, 3/15/25	15,000	14,521
3.76%, 3/15/27	35,000	32,801
4.05%, 3/15/29	15,000	13,714
4.28%, 3/15/32	40,000	34,983
5.05%, 3/15/42	40,000	32,398
5.14%, 3/15/52	61,000	47,706
5.39%, 3/15/62	25,000	19,489
Washington University
3.52%, 4/15/54, Series 2022	44,000	34,810
WEC Energy Group, Inc.
5.00%, 9/27/25	90,000	90,162
Wells Fargo & Co.
3.00%, 4/22/26	228,000	215,868
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	100,000	94,107
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	25,000	23,505
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	102,426
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	149,000	133,339
4.15%, 1/24/29	10,000	9,484
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)	25,000	23,809
4.75%, 12/7/46	96,000	80,913
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	255,000	233,348
Welltower OP LLC
4.00%, 6/1/25	68,000	65,976
4.25%, 4/1/26	3,000	2,929
4.25%, 4/15/28	15,000	14,294
2.75%, 1/15/31	25,000	20,622
Western Digital Corp.
2.85%, 2/1/29	17,000	13,744
Western Union Co.
2.75%, 3/15/31(d)	75,000	59,653
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	36,000	33,938
Westlake Corp.
5.00%, 8/15/46	10,000	8,588
Weyerhaeuser Co.
4.00%, 11/15/29	41,000	38,207
Whirlpool Corp.
4.60%, 5/15/50	50,000	40,658
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,537
7.50%, 1/15/31, Series A	36,000	39,726
6.30%, 4/15/40	10,000	10,380
5.75%, 6/24/44	50,000	47,977
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	20,000	17,877
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	30,018
WRKCo, Inc.
3.75%, 3/15/25	40,000	38,711
4.65%, 3/15/26	125,000	122,631
3.90%, 6/1/28	50,000	47,338
WW Grainger, Inc.
3.75%, 5/15/46	75,000	60,040
Wyeth LLC
5.95%, 4/1/37	10,000	11,006
Xilinx, Inc.
2.95%, 6/1/24	73,000	71,341
2.38%, 6/1/30	25,000	21,661
Xylem, Inc.
3.25%, 11/1/26(d)	5,000	4,743

Total United States		45,829,832

TOTAL CORPORATE BONDS (Cost: $59,958,149)		53,591,128

FOREIGN GOVERNMENT AGENCIES - 0.2%

Canada - 0.2%
Province of Alberta Canada
3.30%, 3/15/28	35,000	33,747
1.30%, 7/22/30	75,000	61,919
Province of British Columbia Canada
2.25%, 6/2/26	25,000	23,599
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	19,475
Province of Ontario Canada
0.63%, 1/21/26	100,000	90,806
1.13%, 10/7/30	50,000	40,681
Province of Quebec Canada
2.88%, 10/16/24, Series QO	55,000	53,502
1.50%, 2/11/25, Series QX	20,000	18,951
2.50%, 4/20/26	50,000	47,631
7.50%, 9/15/29, Series PD	31,000	36,622

Total Canada		426,933

South Korea - 0.0%
Korea Development Bank
3.00%, 1/13/26	100,000	95,149

Sweden - 0.0%
Svensk Exportkredit AB
3.26%, 5/11/37(a)	50,000	26,251

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $582,479)		548,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%

Chile - 0.1%
Chile Government International Bond
3.50%, 1/25/50	$150,000	$111,543

Hungary - 0.0%
Hungary Government International Bond
7.63%, 3/29/41	16,000	17,809

Indonesia - 0.1%
Indonesia Government International Bond
3.50%, 2/14/50	165,000	125,902

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	186,000	185,753

Mexico - 0.1%
Mexico Government International Bond
6.75%, 9/27/34, Series A	25,000	27,449
6.05%, 1/11/40	30,000	30,370
4.28%, 8/14/41	150,000	122,469
5.75%, 10/12/2110	208,000	182,611

Total Mexico		362,899

Panama - 0.1%
Panama Government International Bond
8.88%, 9/30/27	333,000	386,966
6.70%, 1/26/36	50,000	53,543

Total Panama		440,509

Peru - 0.1%
Peruvian Government International Bond
4.13%, 8/25/27	69,000	67,797
2.78%, 1/23/31	50,000	42,703
8.75%, 11/21/33	25,000	31,595
3.00%, 1/15/34	50,000	40,976
5.63%, 11/18/50	50,000	50,245
3.23%, 7/28/2121	40,000	23,204

Total Peru		256,520

Philippines - 0.1%
Philippine Government International Bond
5.95%, 10/13/47	100,000	110,437

Poland - 0.0%
Republic of Poland Government Bond
3.25%, 4/6/26	72,000	69,975

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	53,000	52,245
4.98%, 4/20/55	94,000	90,694

Total Uruguay		142,939

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,064,368)		1,824,286

SUPRANATIONAL BONDS - 1.5%
Asian Development Bank
1.50%, 10/18/24	628,000	600,268
2.00%, 1/22/25	5,000	4,792
0.63%, 4/29/25	200,000	185,714
0.50%, 2/4/26	125,000	113,456
2.50%, 11/2/27	20,000	18,831
Council Of Europe Development Bank
3.75%, 5/25/26	10,000	9,894
European Investment Bank
0.38%, 3/26/26	50,000	45,078
2.38%, 5/24/27(d)	53,000	49,893
3.75%, 2/14/33	50,000	49,993
4.88%, 2/15/36	25,000	27,396
Inter-American Development Bank
0.63%, 7/15/25	575,000	532,582
2.38%, 7/7/27	25,000	23,516
3.50%, 4/12/33	150,000	146,268
3.20%, 8/7/42	25,000	21,402
International Bank for Reconstruction & Development
2.50%, 11/25/24, Series GDIF	207,000	200,475
0.63%, 4/22/25	110,000	102,280
2.50%, 7/29/25, Series GDIF	609,000	586,662
2.50%, 11/22/27, Series GDIF	144,000	135,592
1.38%, 4/20/28, Series GDIF	25,000	22,214
0.88%, 5/14/30	118,000	96,752
International Finance Corp.
1.38%, 10/16/24	298,000	284,495

TOTAL SUPRANATIONAL BONDS (Cost: $3,456,827)		3,257,553

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%

United States - 2.0%
Bank
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	65,037
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	92,280
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	97,512
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	77,539
Bank of America Merrill Lynch Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	93,133
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	92,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	$60,000	$47,418
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	55,904
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	126,246
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	44,188
Citigroup Commercial Mortgage Trust
3.35%, 2/10/49, Series 2016-GC36, Class A4	350,000	330,815
Commercial Mortgage Trust
3.18%, 2/10/48, Series 2015-LC19, Class A4	100,000	95,545
3.21%, 3/10/48, Series 2015-CR22, Class A3	38,935	38,689
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	69,818	67,473
3.00%, 12/25/25, Series K053, Class A2	200,000	192,743
2.62%, 8/25/26, Series K057, Class AM	100,000	94,532
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	67,816
3.19%, 9/25/27, Series K069, Class A2^(c)	140,000	133,910
3.25%, 11/25/27, Series K072, Class A1	270,429	261,925
3.69%, 1/25/29, Series K088, Class A2	115,000	111,726
2.52%, 10/25/29, Series K101, Class A2	50,000	45,131
2.13%, 11/25/31, Series K136, Class A2	100,000	84,374
2.35%, 11/25/31, Series K137, Class A2^(c)	155,000	133,042
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	67,825
1.24%, 1/25/35, Series K1516, Class A1	286,242	229,609
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.49%, 5/25/26, Series 2016-M6, Class A2	49,672	47,023
2.47%, 12/25/26, Series 2017-M3, Class A2^(c)	33,897	31,881
3.06%, 3/25/28, Series 2018-M4, Class A2^(c)	19,131	18,216
3.55%, 9/25/28, Series 2019-M1, Class A2^(c)	88,113	85,339
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	89,603
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	105,989
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	122,039
3.61%, 2/25/31, Series 2019-M4, Class A2	4,482	4,278
GS Mortgage Securities Trust
3.73%, 3/10/51, Series 2018-GS9, Class A3	50,000	46,661
3.00%, 9/10/52, Series 2019-GC42, Class A4	50,000	43,814
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	85,718
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	234,601
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	86,645
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	81,279
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	47,442
4.08%, 12/15/51, Series 2018-C15, Class A3	20,188	18,997
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	92,782
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	63,112
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	77,434
2.63%, 4/15/54, Series 2021-C59, Class A5	100,000	82,846

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,746,773)		4,212,728

MUNICIPAL BONDS - 0.8%

United States - 0.8%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	25,000	31,868
California Earthquake Authority
5.60%, 7/1/27, Series A	150,000	151,390
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	50,000	56,889
City of Houston, TX
3.96%, 3/1/47	100,000	88,735
Commonwealth of Massachusetts
4.11%, 7/15/31, Series B	150,000	147,292
Dallas Fort Worth International Airport
4.51%, 11/1/51, Series A	100,000	91,762
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	89,790	87,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	$45,000	$45,895
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	100,000	105,778
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	106,764
4.81%, 10/15/65, Series 192	25,000	24,201
Port of Morrow, OR
2.54%, 9/1/40, Series 1	20,000	14,884
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	150,000	122,797
State of California
7.55%, 4/1/39	190,000	239,928
State of Mississippi
5.25%, 11/1/34, Series F	75,000	78,005
Texas Transportation Commission
2.56%, 4/1/42	20,000	15,109
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	51,498
4.00%, 10/1/33	20,000	19,153
University of California
3.35%, 7/1/29, Series BD	10,000	9,435
University of Michigan
3.60%, 4/1/47, Series C	100,000	86,142
3.50%, 4/1/52, Series A	100,000	79,575
4.45%, 4/1/2122, Series A	100,000	86,185

TOTAL MUNICIPAL BONDS (Cost: $2,040,488)		1,741,102

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	265,000	249,064
2.21%, 3/15/27, Series 2022-1, Class A	100,000	95,181
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	96,920
Discover Card Execution Note Trust
0.58%, 9/15/26, Series 2021-A1, Class A1	55,000	51,745
Honda Auto Receivables Owner Trust
1.88%, 5/15/26, Series 2022-1, Class A3	222,000	211,638
Volkswagen Auto Loan Enhanced Trust
1.26%, 10/20/28, Series 2021-1, Class A4	100,000	92,460
World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	200,000	190,939

TOTAL ASSET-BACKED SECURITIES (Cost: $1,027,918)		987,947

REPURCHASE AGREEMENT - 1.8%

United States - 1.8%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.05% due 6/1/23; Proceeds at maturity - $3,860,541 (fully collateralized by Ginnie Mae II Single Family, 5.00% - 6.50% due 4/20/53, Ginnie Mae II Single Family Platinum, 6.00% due 4/20/53; Market value including accrued interest - $4,053,000) (Cost: $3,860,000)	3,860,000	3,860,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(g) (Cost: $577,360)	577,360	577,360

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 102.3% (Cost: $233,694,054)		219,332,620

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.3)%

Government National Mortgage Association - (0.2)%
3.50%, 3/20/52(b)	$(50,000)	(46,349)
2.00%, 5/18/53(b)	(125,000)	(105,937)
2.50%, 5/18/53(b)	(150,000)	(131,038)
2.50%, 6/20/53(b)	(75,000)	(65,555)
3.50%, 6/20/53(b)	(25,000)	(23,186)

Total Government National Mortgage Association		(372,065)

Uniform Mortgage-Backed Securities - (0.1)%
2.00%, 5/16/38(b)	(100,000)	(89,587)
2.00%, 6/15/38(b)	(50,000)	(44,813)
1.50%, 6/13/53(b)	(25,000)	(19,487)
3.00%, 6/13/53(b)	(75,000)	(66,513)

Total Uniform Mortgage-Backed Securities		(220,400)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $599,062)		(592,465)
Other Assets less Liabilities - (2.0)%		(4,410,589)

NET ASSETS - 100.0%		$214,329,566

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2023.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,383,413 and the total market value of the collateral held by the Fund was $1,444,894. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $867,534.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	The London Interbank Offered Rate (“LIBOR”) has been replaced by the Secured Overnight Financing Rate (“SOFR”) on June 30, 2023.
(g)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	236	9/29/23	$(48,575,438)	$79,281
5 Year U.S. Treasury Note	987	9/29/23	(107,660,109)	182,307
U.S. Treasury Ultra Long Term Bond	113	9/20/23	(15,466,875)	(155,007)
Ultra 10 Year U.S. Treasury Note	558	9/20/23	(67,212,844)	(333,313)

			$(238,915,266)	$(226,732)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$61,895,796	$—	$61,895,796
U.S. Government Obligations	—	86,836,387	—	86,836,387
Corporate Bonds	—	53,591,128	—	53,591,128
Foreign Government Agencies	—	548,333	—	548,333
Foreign Government Obligations	—	1,824,286	—	1,824,286
Supranational Bonds	—	3,257,553	—	3,257,553
Commercial Mortgage-Backed Securities	—	4,212,728	—	4,212,728
Municipal Bonds	—	1,741,102	—	1,741,102
Asset-Backed Securities	—	987,947	—	987,947
Repurchase Agreement	—	3,860,000	—	3,860,000
Investment of Cash Collateral for Securities Loaned	—	577,360	—	577,360

Total Investments in Securities	$—	$219,332,620	$—	$219,332,620

Financial Derivative Instruments
Futures Contracts[1]	$261,588	$—	$—	$261,588
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(592,465)	$—	$(592,465)
Financial Derivative Instruments
Futures Contracts[1]	$(488,320)	$—	$—	$(488,320)

Total - Net	$(226,732)	$218,740,155	$—	$218,513,423

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2023

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 3.3%

Cayman Islands - 3.3%
Apidos CLO XXXVI
7.25%, 7/20/34, Series 2021-36A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)(c)	$350,000	$333,656
LCM 28 Ltd.
7.40%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)(c)	400,000	381,095

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $738,206)		714,751

COLLATERALIZED MORTGAGE OBLIGATIONS - 57.1%
Federal Home Loan Mortgage Corp. REMIC
4.50%, 7/15/25, Series 3000, Class BC	8,649	8,496
4.00%, 5/15/28, Series 4669, Class EV	200,948	192,277
6.00%, 7/15/29, Series 2175, Class TH	30,053	30,370
6.00%, 5/15/32, Series 2448, Class ZQ	39,309	39,808
3.00%, 8/15/32, Series 4092, Class AY	200,000	184,663
6.00%, 8/15/32, Series 2485, Class WG	15,968	16,491
5.50%, 11/15/32, Series 2519, Class ZD	22,490	22,603
5.50%, 11/15/32, Series 2520, Class PH	105,623	107,619
2.50%, 1/15/33, Series 4332, Class CU	11,670	11,554
5.56%, 6/15/34, Series 2812, Class MF^(b)	131,214	131,074
5.50%, 9/15/34, Series 2861, Class Z	14,200	14,371
5.00%, 11/15/34, Series 2893, Class PE	32,675	32,804
6.00%, 11/15/36, Series 3244, Class LZ	240	241
5.00%, 4/15/40, Series 3658, Class CZ, PIK	403,395	407,418
4.50%, 9/15/40, Series 3726, Class QZ, PIK	259,131	256,846
4.00%, 1/15/41, Series 4179, Class AZ	417,193	399,472
3.50%, 5/15/41, Series 4229, Class MA	49,009	47,340
3.00%, 12/15/41, Series 4273, Class GM	54,995	52,135
4.00%, 5/15/42, Series 4048, Class CE	150,000	143,472
4.50%, 9/15/42, Series 4671, Class JM	22,559	22,214
3.00%, 11/15/42, Series 4136, Class ZG, PIK	410,916	371,274
3.00%, 5/15/43, Series 4322, Class DJ	53,328	51,072
3.00%, 6/15/44, Series 4483, Class CA	167,521	158,052
2.25%, 8/15/44, Series 4406, Class AC	62,507	55,539
3.50%, 9/15/46, Series 4774, Class LP	140,991	135,088
3.50%, 12/25/46, Series 2017-SC01, Class 2A	262,345	236,221
3.00%, 4/25/49, Series 4908, Class BD	315,331	284,652
Federal National Mortgage Association REMIC
6.00%, 8/25/23, Series 1996-8, Class C	2	2
6.50%, 9/25/23, Series 1993-169, Class L	637	635
3.50%, 8/25/26, Series 2011-80, Class HE	109,195	106,435
2.00%, 11/25/30, Series 2015-93, Class AD	110,281	104,438
6.50%, 10/25/31, Series 2001-52, Class YZ	13,013	13,548
3.00%, 6/25/33, Series 2014-36, Class QA	38,501	37,020
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	97,308
4.50%, 10/25/34, Series 2004-75, Class ZG	5,409	5,330
5.39%, 5/25/35, Series 2005-40, Class FB^(b)	61,840	61,289
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	115,988	112,757
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	145,877	163,768
4.50%, 10/25/36, Series 2009-19, Class PW	28,890	28,283
5.39%, 12/25/36, Series 2006-120, Class PF^(b)	54,100	53,471
5.50%, 2/25/37, Series 2007-6, Class PA	7,504	7,590
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	272,013	260,896
5.00%, 4/25/37, Series 2007-26, Class JZ	179,030	179,141
5.00%, 3/25/38, Series 2008-16, Class EA	5,889	5,846
6.00%, 8/25/39, Series 2009-62, Class Z, PIK	294,999	299,289
5.00%, 11/25/39, Series 2009-89, Class PH	133,091	134,064
5.00%, 7/25/40, Series 2010-80, Class PZ, PIK	285,753	285,063
5.00%, 9/25/40, Series 2010-102, Class PN	520,196	522,241
1.75%, 11/25/40, Series 2012-51, Class GU	456,425	429,951
3.00%, 2/25/41, Series 2011-134, Class NJ	50,741	48,206
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	13,949	11,760
5.00%, 6/25/41, Series 2011-52, Class GB	128,508	129,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2023

Investments	Principal Amount	Value
2.50%, 9/25/41, Series 2011-127, Class JC	$1,338	$1,326
5.25%, 9/25/41, Series 2011-84, Class PZ , PIK	369,528	371,562
3.00%, 3/25/42, Series 2016-21, Class BA	18,067	17,810
1.75%, 6/25/42, Series 2013-37, Class JA	116,665	109,581
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	193,305
3.00%, 2/25/43, Series 2013-1, Class JZ , PIK	78,841	65,600
3.00%, 3/25/44, Series 2015-42, Class CA	175,740	165,750
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	510,892	453,262
3.00%, 3/25/46, Series 2016-9, Class D	141,647	130,170
2.50%, 9/25/46, Series 2016-63, Class CA	33,326	28,499
Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG, PIK	132,566	129,805
5.00%, 4/20/34, Series 2004-31, Class ZB	158,639	157,844
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	156,858
5.50%, 4/20/37, Series 2007-24, Class PC	38,482	38,128
5.50%, 5/20/38, Series 2008-42, Class QB	53,910	54,660
2.00%, 8/20/39, Series 2011-52, Class KY	46,304	43,369
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	203,898	201,265
3.00%, 7/16/41, Series 2011-135, Class WH	113,835	97,705
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	123,907
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	648,917	609,957
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	235,229
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	254,150	219,900
JP Morgan Mortgage Trust
3.59%, 5/25/45, Series 2015-3, Class B3^(a)(b)	107,877	96,378
3.41%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	279,977	237,128
Provident Funding Mortgage Trust
3.25%, 2/25/50, Series 2020-1, Class B1^(a)(b)	370,368	300,670
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	126,274	108,897
Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	634,542	572,996
4.75%, 5/25/57, Series 2018-1, Class M^(b)	270,312	250,547
2.50%, 5/25/60, Series 2020-3, Class M5TU	253,756	224,910
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	160,329	153,300
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	168,752	158,473
Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	286,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $14,105,860)		12,506,065

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%

United States - 4.2%
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	218,033
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	127,004
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.79%, 9/25/45, Series 2021-P011, Class X1^(b)(d)	417,940	51,818
JP Morgan Mortgage Trust
6.04%, 12/25/49, Series 2019-LTV2, Class A11^(a)(b)	50,813	50,811
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(d)	6,116,640	294,271
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	168,156

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,159,382)		910,093

U.S. GOVERNMENT AGENCIES - 31.9%

Federal Home Loan Mortgage Corporation - 11.7%
4.00%, 1/1/42	225,799	217,483
3.50%, 8/1/46	216,455	202,232
3.50%, 9/1/47	282,237	263,472
2.00%, 9/1/51	463,704	388,108
2.00%, 1/1/52	918,240	760,289
2.50%, 2/1/52	839,954	722,523

Total Federal Home Loan Mortgage Corporation		2,554,107

Federal National Mortgage Association - 10.0%
4.00%, 11/1/43	261,407	252,861
4.00%, 5/1/47	200,102	193,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2023

Investments	Principal Amount	Value
4.00%, 12/1/47	$203,161	$196,079
2.50%, 11/1/50	473,120	410,291
2.50%, 12/1/51	447,535	386,514
2.50%, 2/1/52	364,258	312,114
4.00%, 4/1/55	399,190	379,575
4.50%, 6/1/56	66,597	64,995

Total Federal National Mortgage Association		2,195,556

Government National Mortgage Association - 10.2%
3.00%, 8/20/44	9,363	8,641
3.00%, 12/20/44	313,884	288,962
3.00%, 3/20/45	164,984	151,546
3.00%, 4/20/45	349,814	321,340
3.00%, 7/20/45	39,074	36,021
3.50%, 7/20/47	358,754	337,476
4.50%, 8/20/47	344,004	339,830
3.50%, 12/20/47	323,748	304,886
4.50%, 5/20/49	58,759	57,681
4.00%, 6/20/53(e)	400,000	380,188

Total Government National Mortgage Association		2,226,571

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,506,333)		6,976,234

TOTAL INVESTMENTS IN SECURITIES - 96.5% (Cost: $23,509,781)		21,107,143
Other Assets less Liabilities - 3.5%		772,876

NET ASSETS - 100.0%		$21,880,019

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(c)	The London Interbank Offered Rate (“LIBOR”) has been replaced by the Secured Overnight Financing Rate (“SOFR”) on June 30, 2023.
(d)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(e)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	7	9/20/23	$(801,281)	$(547)
Long Exposure
2 Year U.S. Treasury Note	4	9/29/23	$823,313	$(1,750)
5 Year U.S. Treasury Note	11	9/29/23	1,199,859	(2,234)
U.S. Treasury Long Bond	7	9/20/23	898,406	8,005
U.S. Treasury Ultra Long Term Bond	4	9/20/23	547,500	7,594

			$3,469,078	$11,615

Total - Net			$2,667,797	$11,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$714,751	$—	$714,751
Collateralized Mortgage Obligations	—	12,506,065	—	12,506,065
Commercial Mortgage-Backed Securities	—	910,093	—	910,093
U.S. Government Agencies	—	6,976,234	—	6,976,234

Total Investments in Securities	$—	$21,107,143	$—	$21,107,143

Financial Derivative Instruments
Futures Contracts[1]	$15,599	$—	$—	$15,599
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,531)	$—	$—	$(4,531)

Total - Net	$11,068	$21,107,143	$—	$21,118,211

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 21.1%

Federal Agricultural Mortgage Corporation - 0.1%
1.62%, 9/4/25	$1,439,000	$1,351,595

Federal Farm Credit Bank - 1.8%
3.38%, 8/26/24	2,062,000	2,023,090
2.85%, 5/23/25	2,062,000	1,997,171
2.40%, 9/21/26	2,062,000	1,953,992
2.60%, 4/5/27	1,650,000	1,565,817
3.78%, 6/8/28	825,000	790,812
2.32%, 1/26/32	825,000	692,563
2.38%, 3/16/32	2,062,000	1,779,114
2.90%, 4/12/32	2,062,000	1,866,461
3.50%, 9/1/32	1,237,000	1,161,493
3.40%, 4/25/34	1,650,000	1,509,519
2.39%, 11/1/34	5,156,000	4,219,000

Total Federal Farm Credit Bank		19,559,032

Federal Home Loan Bank - 0.2%
1.10%, 8/20/26	1,930,000	1,726,405
3.50%, 6/11/32	825,000	775,739

Total Federal Home Loan Bank		2,502,144

Federal Home Loan Mortgage Corporation - 2.7%
6.25%, 7/15/32	446,000	527,743
4.50%, 8/1/41	383,560	380,979
4.35%, 2/1/42^(a)	240,063	237,936
3.00%, 4/1/45	2,269,649	2,057,475
4.00%, 11/1/45	1,551,718	1,498,754
3.50%, 12/1/46	1,482,828	1,387,303
3.50%, 12/1/47	799,592	744,868
3.50%, 3/1/48	2,344,780	2,198,367
4.50%, 7/1/48	264,426	260,339
2.00%, 5/1/51	359,588	296,233
2.00%, 9/1/51	5,918,747	4,877,204
2.00%, 1/1/52	3,732,896	3,114,964
3.00%, 1/1/52	1,863,265	1,674,153
2.50%, 2/1/52	3,321,814	2,856,261
2.50%, 3/1/52	2,709,882	2,328,153
2.50%, 4/1/52	2,728,430	2,342,931
3.50%, 5/1/52	2,851,829	2,624,923

Total Federal Home Loan Mortgage Corporation		29,408,586

Federal National Mortgage Association - 9.2%
2.50%, 9/1/27	647,413	618,822
7.13%, 1/15/30	1,428,000	1,697,135
2.50%, 6/1/30	746,479	700,809
2.50%, 7/1/30	428,340	402,134
3.00%, 9/1/30	442,292	421,990
6.63%, 11/15/30	395,000	464,891
4.00%, 11/1/40	1,922,353	1,860,626
4.00%, 12/1/40	254,505	246,333
4.00%, 2/1/41	387,626	375,179
4.50%, 6/1/41	539,751	535,548
4.50%, 7/1/41	638,994	634,018
4.50%, 8/1/41	279,438	277,262
4.00%, 11/1/41	251,370	242,915
5.00%, 5/1/42	233,740	237,960
3.50%, 10/1/42	778,507	731,650
3.00%, 7/1/43	1,852,492	1,689,323
3.00%, 9/1/43	835,702	762,093
4.00%, 6/1/45	1,430,553	1,380,259
4.00%, 7/1/45	929,354	898,772
3.50%, 1/1/46	971,538	910,843
3.50%, 2/1/46	2,195,619	2,058,451
4.00%, 2/1/46	483,204	466,216
3.00%, 8/1/46	386,817	350,430
4.00%, 2/1/48	940,943	901,705
2.50%, 6/1/50	4,067,981	3,527,322
2.50%, 8/1/50	4,960,857	4,296,916
2.00%, 5/1/51	2,764,884	2,312,275
2.50%, 5/1/51	1,431,931	1,235,242
2.50%, 6/1/51	5,257,240	4,502,115
2.50%, 9/1/51	725,388	622,346
2.00%, 10/1/51	3,730,593	3,073,646
2.00%, 11/1/51	5,430,490	4,526,474
3.50%, 11/1/51	3,754,389	3,484,058
2.50%, 12/1/51	3,397,351	2,934,756
2.50%, 1/1/52	3,808,648	3,277,101
2.00%, 2/1/52	27,967,610	23,164,529
2.50%, 2/1/52	5,379,037	4,615,664
3.50%, 2/1/52	790,508	729,070
2.00%, 3/1/52	2,624,174	2,164,189
2.50%, 3/1/52	4,309,959	3,714,964
3.50%, 3/1/52	602,777	559,103
2.00%, 4/1/52	1,942,499	1,611,522
4.00%, 8/1/52	5,707,144	5,390,998
4.50%, 8/1/52	2,346,152	2,275,609
4.50%, 10/1/52	4,765,972	4,611,599

Total Federal National Mortgage Association		101,494,862

Government National Mortgage Association - 5.9%
4.50%, 6/20/41	254,450	254,457
4.50%, 7/20/41	412,122	412,133
4.50%, 10/20/41	528,560	528,575
4.00%, 10/20/43	887,746	863,119
4.00%, 3/20/46	1,084,932	1,047,978
3.50%, 3/20/47	3,866,434	3,626,579
3.50%, 9/20/47	1,421,552	1,335,698
3.50%, 1/20/48	669,345	626,917
3.50%, 2/20/48	4,402,724	4,116,979
3.50%, 3/20/48	4,300,439	4,040,715
4.50%, 1/20/50	675,470	665,250
2.00%, 1/20/51	6,944,560	5,908,160
2.00%, 2/20/51	4,644,054	3,948,586
2.50%, 3/20/51	1,216,084	1,065,552
2.50%, 4/20/51	2,439,828	2,137,136
2.50%, 5/20/51	1,889,053	1,654,922
2.50%, 8/20/51	1,736,198	1,519,562
2.50%, 9/20/51	5,304,883	4,641,485
2.50%, 10/20/51	1,762,441	1,541,550
3.00%, 10/20/51	7,187,523	6,473,573
2.50%, 11/20/51	2,401,839	2,100,142
3.00%, 11/20/51	9,724,704	8,754,729
2.50%, 12/20/51	4,796,251	4,193,789
3.00%, 12/20/51	1,789,891	1,616,208
2.50%, 4/20/52	1,920,065	1,678,471

Total Government National Mortgage Association		64,752,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Tennessee Valley Authority - 0.4%
3.88%, 3/15/28	$1,670,000	$1,659,980
7.13%, 5/1/30	2,062,000	2,429,964

Total Tennessee Valley Authority		4,089,944

Uniform Mortgage-Backed Securities - 0.8%
2.50%, 6/15/38(b)	700,000	643,620
2.00%, 6/13/53(b)	3,000,000	2,467,141
3.50%, 6/13/53(b)	3,000,000	2,752,120
5.00%, 6/13/53(b)	3,000,000	2,954,509

Total Uniform Mortgage-Backed Securities		8,817,390

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $237,916,307)		231,975,818

U.S. GOVERNMENT OBLIGATIONS - 30.4%

U.S. Treasury Bonds - 4.5%
5.00%, 5/15/37	138,600	158,773
4.50%, 5/15/38	145,100	157,808
3.88%, 8/15/40	3,035,700	3,039,969
4.38%, 5/15/41	146,600	155,682
2.00%, 11/15/41	209,800	154,367
3.25%, 5/15/42	980,200	880,878
4.00%, 11/15/42	2,970,700	2,974,181
3.88%, 2/15/43	158,700	155,848
3.75%, 11/15/43	3,002,600	2,894,460
3.63%, 2/15/44	3,737,900	3,529,979
3.13%, 8/15/44	1,437,200	1,251,150
3.00%, 11/15/44	2,801,100	2,384,874
3.00%, 11/15/45	3,218,800	2,728,184
2.50%, 2/15/46	1,866,200	1,442,660
2.50%, 5/15/46	2,728,800	2,107,358
2.25%, 8/15/46	3,116,100	2,285,465
2.75%, 8/15/47	40,000	32,300
3.38%, 11/15/48	167,100	151,500
1.38%, 8/15/50	255,800	148,364
1.88%, 11/15/51	224,900	148,153
2.25%, 2/15/52	207,400	149,701
4.00%, 11/15/52	12,859,200	13,230,911
3.63%, 2/15/53	9,562,400	9,193,351

Total U.S. Treasury Bonds		49,355,916

U.S. Treasury Notes - 25.9%
0.13%, 1/15/24	35,941,800	34,803,175
4.38%, 10/31/24	170,200	169,146
2.25%, 11/15/24	1,822,200	1,757,996
4.13%, 1/31/25	29,183,000	28,937,338
4.63%, 2/28/25	14,559,000	14,568,668
3.88%, 3/31/25	6,882,600	6,803,558
3.88%, 4/30/25	3,232,000	3,197,092
4.25%, 5/31/25	3,368,000	3,358,791
2.88%, 6/15/25	19,714,900	19,135,775
3.00%, 7/15/25	2,352,300	2,288,439
3.88%, 1/15/26	14,504,400	14,405,249
0.38%, 1/31/26	6,746,800	6,116,923
4.00%, 2/15/26	22,824,000	22,750,892
4.63%, 3/15/26	13,649,000	13,844,138
3.75%, 4/15/26	13,223,400	13,108,728
2.00%, 11/15/26	4,139,300	3,878,168
1.25%, 11/30/26	5,881,200	5,364,987
1.50%, 1/31/27	21,785,700	19,984,976
3.50%, 1/31/28	13,704,600	13,521,515
4.00%, 2/29/28	12,595,000	12,708,158
3.63%, 3/31/28	20,015,700	19,865,582
3.50%, 4/30/28	10,700,400	10,564,973
3.63%, 5/31/28	9,820,000	9,765,530
2.88%, 8/15/28	100,000	95,664
3.25%, 6/30/29	170,800	166,070
3.63%, 3/31/30	632,300	629,089
3.50%, 4/30/30	730,800	721,722
1.63%, 5/15/31	190,500	164,306
4.13%, 11/15/32	233,400	242,098
3.50%, 2/15/33	1,538,800	1,520,647
3.38%, 5/15/33	67,100	65,669

Total U.S. Treasury Notes		284,505,062

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $335,809,850)		333,860,978

CORPORATE BONDS - 37.1%

Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26(c)	845,000	809,857
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	100,000	98,267
FMG Resources August Pty. Ltd.
6.13%, 4/15/32(c)	174,000	165,020
Glencore Funding LLC
2.63%, 9/23/31(c)	100,000	80,545
Macquarie Bank Ltd.
6.80%, 1/18/33(c)	205,000	205,978
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(c)	166,000	133,386
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(c)	110,000	109,612
Mineral Resources Ltd.
8.00%, 11/1/27(c)	5,000	5,015
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	309,000	344,368
5.20%, 11/2/40	100,000	100,431
Rio Tinto Finance USA PLC
5.13%, 3/9/53	100,000	99,474
Scentre Group Trust 2
4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(c)	798,000	725,310
South32 Treasury Ltd.
4.35%, 4/14/32(c)	100,000	88,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(a)	$284,000	$265,517
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	985,000	760,656
Woodside Finance Ltd.
4.50%, 3/4/29(c)	714,000	682,163

Total Australia		4,673,765

Austria - 0.1%
Oesterreichische Kontrollbank AG
0.50%, 2/2/26	936,000	847,548
Suzano Austria GmbH
3.75%, 1/15/31	575,000	488,601

Total Austria		1,336,149

Belgium - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	1,580,000	1,501,016
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	100,000	94,592
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	619,000	580,733
8.20%, 1/15/39	309,000	404,160
4.35%, 6/1/40	224,000	205,636
4.50%, 6/1/50	619,000	560,740

Total Belgium		3,346,877

Bermuda - 0.1%
Bacardi Ltd.
4.70%, 5/15/28(c)	663,000	649,601

Brazil - 0.1%
Petrobras Global Finance BV
5.60%, 1/3/31	591,000	564,807
6.90%, 3/19/49	180,000	164,733
Vale Overseas Ltd.
3.75%, 7/8/30	500,000	442,550
6.88%, 11/21/36	175,000	182,397

Total Brazil		1,354,487

Canada - 0.9%
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1C, Class C(c)	200,000	215,286
Bank of Montreal
2.50%, 6/28/24	178,000	172,268
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	412,000	368,963
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	330,000	343,028
Bell Telephone Co. of Canada / Bell Canada
4.46%, 4/1/48	340,000	290,938
Bombardier, Inc.
6.00%, 2/15/28(c)	81,000	75,169
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	167,078
4.35%, 4/15/30	100,000	93,164
Canadian National Railway Co.
4.40%, 8/5/52	100,000	90,759
Canadian Pacific Railway Co.
4.80%, 9/15/35	309,000	305,218
4.80%, 8/1/45	209,000	195,701
3.10%, 12/2/51	100,000	69,249
Cenovus Energy, Inc.
6.75%, 11/15/39	552,000	578,866
3.75%, 2/15/52	105,000	72,817
CI Financial Corp.
4.10%, 6/15/51	100,000	59,798
Enbridge, Inc.
5.97%, 3/8/26	172,000	172,764
Garda World Security Corp.
6.00%, 6/1/29(c)	101,000	80,540
Magna International, Inc.
5.50%, 3/21/33	161,000	164,928
New Gold, Inc.
7.50%, 7/15/27(c)	143,000	134,466
Nutrien Ltd.
5.90%, 11/7/24	167,000	168,056
4.90%, 3/27/28	100,000	99,166
2.95%, 5/13/30	239,000	209,247
Parkland Corp.
5.88%, 7/15/27(c)	100,000	96,481
Precision Drilling Corp.
6.88%, 1/15/29(c)	71,000	63,883
Rogers Communications, Inc.
4.35%, 5/1/49	450,000	352,224
Royal Bank of Canada
5.66%, 10/25/24	168,000	168,775
0.88%, 1/20/26	412,000	371,397
Suncor Energy, Inc.
6.50%, 6/15/38	749,000	781,896
Teck Resources Ltd.
3.90%, 7/15/30	548,000	502,735
Teine Energy Ltd.
6.88%, 4/15/29(c)	165,000	151,280
TELUS Corp.
3.40%, 5/13/32	846,000	737,551
Toronto-Dominion Bank
3.25%, 3/11/24	412,000	404,802
1.95%, 1/12/27	309,000	277,899
4.46%, 6/8/32	748,000	707,705
TransCanada PipeLines Ltd.
6.20%, 3/9/26	100,000	100,221
4.63%, 3/1/34	825,000	761,896
7.63%, 1/15/39	412,000	471,031

Total Canada		10,077,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Chile - 0.1%
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(c)	$1,000,000	$994,790

China - 0.7%
Alibaba Group Holding Ltd.
2.80%, 6/6/23	412,000	411,872
3.40%, 12/6/27	412,000	386,229
2.13%, 2/9/31	750,000	616,635
Baidu, Inc.
1.72%, 4/9/26	412,000	372,704
3.63%, 7/6/27	1,000,000	950,600
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(d)	825,000	759,916
JD.com, Inc.
3.38%, 1/14/30	351,000	318,157
Lenovo Group Ltd.
5.88%, 4/24/25(d)	325,000	325,653
3.42%, 11/2/30(d)	400,000	336,284
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 6/18/29	986,000	929,512
Prosus NV
3.68%, 1/21/30(c)	575,000	478,446
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	266,541
4.25%, 5/2/28(d)	275,000	273,595
Tencent Holdings Ltd.
2.88%, 4/22/31(d)	1,100,000	947,276

Total China		7,373,420

Colombia - 0.1%
Ecopetrol SA
6.88%, 4/29/30	150,000	134,336
4.63%, 11/2/31	200,000	152,642
8.88%, 1/13/33	452,000	441,753
7.38%, 9/18/43	150,000	120,942
5.88%, 5/28/45	200,000	131,716

Total Colombia		981,389

France - 0.6%
Altice France SA
5.50%, 10/15/29(c)	500,000	359,140
BNP Paribas SA
3.50%, 11/16/27(c)	412,000	381,854
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; Secured Overnight Financing Rate + 1.387% thereafter)(a)(c)	652,000	538,324
BPCE SA
1.00%, 1/20/26(c)	730,000	653,613
3.25%, 1/11/28(c)	412,000	376,943
Electricite de France SA
6.95%, 1/26/39(c)	325,000	342,907
4.50%, 12/4/69(d)	1,200,000	835,836
Orange SA
9.00%, 3/1/31	8,000	9,951
Pernod Ricard SA
5.50%, 1/15/42(c)	150,000	150,867
Sanofi
3.63%, 6/19/28	412,000	402,598
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(c)	1,774,000	1,561,457
TotalEnergies Capital International SA
3.46%, 2/19/29	437,000	412,187
TotalEnergies Capital SA
3.88%, 10/11/28	173,000	168,872

Total France		6,194,549

Germany - 0.4%
BMW U.S. Capital LLC
2.80%, 4/11/26(c)	179,000	171,301
Deutsche Bank AG
1.45%, 4/1/25, (1.447% fixed rate until 4/1/24; Secured Overnight Financing Rate + 1.131% thereafter)(a)	412,000	389,810
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	412,000	392,195
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	1,479,000	1,111,395
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(a)	500,000	364,470
Deutsche Telekom International Finance BV
8.75%, 6/15/30	445,000	535,900
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24	177,000	171,322
1.00%, 10/1/26	100,000	90,544
3.75%, 2/15/28	169,000	167,891
Landwirtschaftliche Rentenbank
0.88%, 9/3/30	960,000	779,539

Total Germany		4,174,367

Hong Kong - 0.1%
AIA Group Ltd.
4.95%, 4/4/33(c)	1,000,000	1,010,740
Melco Resorts Finance Ltd.
5.25%, 4/26/26(d)	200,000	182,074

Total Hong Kong		1,192,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
India - 0.1%
JSW Steel Ltd.
3.95%, 4/5/27(d)	$200,000	$175,662
Reliance Industries Ltd.
2.88%, 1/12/32(d)	650,000	546,442
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(d)	425,000	340,795

Total India		1,062,899

Indonesia - 0.1%
Pertamina Persero PT
2.30%, 2/9/31(d)	800,000	659,336
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	200,000	202,000
5.25%, 10/24/42(d)	200,000	177,740

Total Indonesia		1,039,076

Ireland - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 1/30/32	202,000	164,054
3.40%, 10/29/33	1,554,000	1,238,072

Total Ireland		1,402,126

Israel - 0.1%
Israel Electric Corp. Ltd.
4.25%, 8/14/28(c)(d)	412,000	388,083
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	250,000	225,835

Total Israel		613,918

Italy - 0.3%
Enel Finance International NV
7.75%, 10/14/52(c)	1,017,000	1,164,923
Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(c)	866,000	918,246
Telecom Italia Capital SA
6.00%, 9/30/34	438,000	369,597
UniCredit SpA
2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(c)	730,000	662,044

Total Italy		3,114,810

Japan - 0.4%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; 3-month Secured Overnight Financing Rate + 3.922% thereafter)(a)(c)(e)	200,000	189,940
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	309,000	298,055
Mizuho Financial Group, Inc.
2.56%, 9/13/31	1,743,000	1,378,382
Nissan Motor Co. Ltd.
4.81%, 9/17/30(c)	895,000	764,303
Nomura Holdings, Inc.
2.17%, 7/14/28	201,000	170,002
3.10%, 1/16/30	393,000	336,758
NTT Finance Corp.
1.16%, 4/3/26(c)	912,000	822,742
ORIX Corp.
5.00%, 9/13/27	169,000	169,713
2.25%, 3/9/31	44,000	36,448
Sumitomo Mitsui Financial Group, Inc.
3.04%, 7/16/29	569,000	503,235

Total Japan		4,669,578

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(d)	375,000	283,166

Luxembourg - 0.1%
Altice France Holding SA
6.00%, 2/15/28(c)	200,000	100,046
ArcelorMittal SA
6.80%, 11/29/32	799,000	826,094

Total Luxembourg		926,140

Malaysia - 0.1%
Petronas Capital Ltd.
2.48%, 1/28/32(d)	1,300,000	1,108,926

Mexico - 0.3%
America Movil SAB de CV
4.70%, 7/21/32	450,000	437,746
Cemex SAB de CV
5.45%, 11/19/29(d)	213,000	204,851
Comision Federal de Electricidad
3.88%, 7/26/33(d)	500,000	383,565
Industrias Penoles SAB de CV
4.75%, 8/6/50(d)	250,000	199,110
Petroleos Mexicanos
6.88%, 8/4/26	200,000	183,018
6.49%, 1/23/27	200,000	173,272
8.75%, 6/2/29	200,000	177,538
6.84%, 1/23/30	200,000	155,862
5.95%, 1/28/31	1,777,000	1,276,561
6.70%, 2/16/32	400,000	299,716
7.69%, 1/23/50	200,000	129,728
6.95%, 1/28/60	200,000	119,470

Total Mexico		3,740,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Mongolia - 0.0%
Minerva Luxembourg SA
4.38%, 3/18/31(d)	$200,000	$155,102
Sands China Ltd.
5.90%, 8/8/28	200,000	189,564

Total Mongolia		344,666

Netherlands - 0.3%
Cooperatieve Rabobank UA
5.25%, 5/24/41	24,000	25,040
5.75%, 12/1/43	1,237,000	1,237,445
Koninklijke Philips NV
6.88%, 3/11/38	100,000	113,129
Shell International Finance BV
3.25%, 5/11/25	412,000	401,523
2.88%, 5/10/26	429,000	410,922
4.13%, 5/11/35	619,000	575,961

Total Netherlands		2,764,020

New Zealand - 0.0%
ANZ New Zealand International Ltd.
1.25%, 6/22/26(c)	364,000	325,187

Norway - 0.1%
Equinor ASA
3.25%, 11/10/24	42,000	41,097
2.88%, 4/6/25	42,000	40,625
1.75%, 1/22/26	43,000	39,950
3.63%, 9/10/28	39,000	37,751
3.13%, 4/6/30	39,000	35,893
2.38%, 5/22/30	452,000	394,316
3.63%, 4/6/40	35,000	29,325
5.10%, 8/17/40	30,000	29,795
3.95%, 5/15/43	32,000	27,379
4.80%, 11/8/43	29,000	27,677
3.25%, 11/18/49	33,000	24,481
3.70%, 4/6/50	31,000	25,026

Total Norway		753,315

Qatar - 0.1%
QatarEnergy
3.13%, 7/12/41(d)	750,000	567,533
3.30%, 7/12/51(d)	200,000	144,448

Total Qatar		711,981

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	1,200,000	1,007,244
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(d)	200,000	203,416

Total Saudi Arabia		1,210,660

South Africa - 0.1%
Anglo American Capital PLC
5.63%, 4/1/30(c)	515,000	518,069

South Korea - 0.1%
POSCO
5.75%, 1/17/28(d)	1,000,000	1,030,000
SK Hynix, Inc.
6.38%, 1/17/28(c)	350,000	354,897

Total South Korea		1,384,897

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	596,928
Banco Santander SA
3.80%, 2/23/28	200,000	184,820
2.75%, 12/3/30	1,200,000	940,092
Telefonica Emisiones SA
7.05%, 6/20/36	1,670,000	1,822,321
4.67%, 3/6/38	309,000	260,885

Total Spain		3,805,046

Switzerland - 0.4%
Credit Suisse Group AG
3.80%, 6/9/23	412,000	411,831
4.55%, 4/17/26	2,487,000	2,350,687
4.28%, 1/9/28(c)	309,000	283,548
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(c)	929,000	947,199
Novartis Capital Corp.
2.00%, 2/14/27	100,000	92,553

Total Switzerland		4,085,818

Taiwan - 0.1%
TSMC Global Ltd.
1.25%, 4/23/26(c)	822,000	740,729

Thailand - 0.0%
GC Treasury Center Co. Ltd.
4.40%, 3/30/32(d)	225,000	206,447
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(d)	275,000	225,703

Total Thailand		432,150

United Arab Emirates - 0.2%
DP World Ltd.
6.85%, 7/2/37(d)	200,000	217,286
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(c)	704,357	601,275
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(d)	1,050,000	1,118,596

Total United Arab Emirates		1,937,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
United Kingdom - 1.6%
AstraZeneca PLC
4.00%, 1/17/29	$412,000	$403,381
6.45%, 9/15/37	577,000	665,812
4.38%, 8/17/48	437,000	402,289
Barclays PLC
4.38%, 1/12/26	309,000	298,945
5.20%, 5/12/26	412,000	400,340
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	200,000	159,252
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	938,000	1,024,052
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	222,066
BAT Capital Corp.
3.22%, 8/15/24	590,000	572,955
3.56%, 8/15/27	563,000	517,757
4.91%, 4/2/30	176,000	167,297
4.39%, 8/15/37	200,000	158,358
British Telecommunications PLC
9.63%, 12/15/30	131,000	162,241
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(c)	750,000	643,148
Diageo Capital PLC
3.50%, 9/18/23	412,000	409,516
3.88%, 5/18/28	412,000	400,320
2.13%, 4/29/32	825,000	678,117
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	206,000	236,601
HSBC Holdings PLC
3.80%, 3/11/25, (3.803% fixed rate until 3/11/24; 3-month U.S. dollar London Interbank Offered Rate + 1.211% thereafter)(a)(f)	412,000	404,411
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; Secured Overnight Financing Rate + 1.402% thereafter)(a)	412,000	392,166
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month U.S. dollar London Interbank Offered Rate + 1.348% thereafter)(a)(f)	309,000	298,896
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	668,000	744,586
6.50%, 9/15/37	1,302,000	1,358,962
Imperial Brands Finance PLC
4.25%, 7/21/25(c)	755,000	730,304
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(c)	492,000	421,924
Lloyds Banking Group PLC
3.90%, 3/12/24	412,000	405,804
7.95%, 11/15/33, (7.953% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	509,000	557,864
LSEGA Financing PLC
2.50%, 4/6/31(c)	260,000	219,970
Nationwide Building Society
4.00%, 9/14/26(c)	845,000	789,019
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	412,000	375,213
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	263,405
Reynolds American, Inc.
6.15%, 9/15/43	516,000	493,508
5.85%, 8/15/45	180,000	157,736
Rio Tinto Finance USA PLC
5.00%, 3/9/33	100,000	101,402
Santander UK Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	470,910
Standard Chartered PLC
5.70%, 3/26/44(c)	301,000	279,340
Unilever Capital Corp.
3.50%, 3/22/28	412,000	398,033
Vodafone Group PLC
4.13%, 5/30/25	825,000	810,521
6.15%, 2/27/37	412,000	430,149
4.25%, 9/17/50	184,000	144,963
5.75%, 2/10/63	100,000	95,193

Total United Kingdom		17,866,726

United States - 28.2%
3M Co.
2.25%, 9/19/26	309,000	284,540
2.88%, 10/15/27	412,000	380,210
4.00%, 9/14/48	412,000	330,206
Abbott Laboratories
1.40%, 6/30/30	152,000	124,991
4.90%, 11/30/46	412,000	411,629
AbbVie, Inc.
2.60%, 11/21/24	100,000	96,303
3.80%, 3/15/25	309,000	302,230
3.60%, 5/14/25	516,000	502,749
3.20%, 5/14/26	619,000	594,395
3.20%, 11/21/29	181,000	164,437
4.55%, 3/15/35	172,000	163,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
4.50%, 5/14/35	$412,000	$391,289
4.05%, 11/21/39	412,000	353,591
4.25%, 11/21/49	412,000	349,331
ACCO Brands Corp.
4.25%, 3/15/29(c)	93,000	78,503
Activision Blizzard, Inc.
1.35%, 9/15/30	180,000	144,076
AdaptHealth LLC
6.13%, 8/1/28(c)	73,000	61,462
Adobe, Inc.
2.30%, 2/1/30	527,000	464,566
ADT Security Corp.
4.88%, 7/15/32(c)	362,000	308,822
Advanced Micro Devices, Inc.
4.39%, 6/1/52	100,000	90,622
Aetna, Inc.
6.63%, 6/15/36	146,000	161,053
4.13%, 11/15/42	187,000	153,791
Air Lease Corp.
5.85%, 12/15/27	100,000	99,985
Air Products and Chemicals, Inc.
1.85%, 5/15/27	412,000	374,945
2.05%, 5/15/30	13,000	11,132
2.70%, 5/15/40	412,000	306,734
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32	462,000	351,166
3.00%, 5/18/51	251,000	151,441
Allegion U.S. Holding Co., Inc.
5.41%, 7/1/32	17,000	16,859
Alliant Energy Finance LLC
4.25%, 6/15/28(c)	160,000	154,019
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 4/15/28(c)	171,000	167,999
5.88%, 11/1/29(c)	268,000	230,887
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/1/28(c)	250,000	206,647
Allstate Corp.
3.28%, 12/15/26	412,000	390,271
Ally Financial, Inc.
3.88%, 5/21/24	173,000	167,765
4.75%, 6/9/27	173,000	161,767
8.00%, 11/1/31	691,000	721,515
Alphabet, Inc.
1.10%, 8/15/30	228,000	186,080
1.90%, 8/15/40	825,000	563,656
Altria Group, Inc.
4.80%, 2/14/29	441,000	431,523
4.00%, 2/4/61	200,000	136,784
Amazon.com, Inc.
2.80%, 8/22/24	412,000	401,564
3.80%, 12/5/24	311,000	306,407
3.15%, 8/22/27	412,000	393,452
1.65%, 5/12/28	52,000	45,920
1.50%, 6/3/30	54,000	44,637
4.80%, 12/5/34	452,000	463,521
AMC Networks, Inc.
4.25%, 2/15/29	500,000	285,905
American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	123,547	109,919
3.20%, 12/15/29, Series 2016-2, Class AA	289,959	260,522
3.65%, 12/15/29, Series 2016-2, Class A	315,000	270,676
3.35%, 4/15/31, Series 2017-2, Class AA	405,540	362,630
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	86,515
6.88%, 7/1/28	35,000	31,497
American Electric Power Co., Inc.
3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,637,000	1,319,209
American Express Co.
3.00%, 10/30/24	309,000	298,843
3.30%, 5/3/27	412,000	389,134
American Homes 4 Rent LP
3.63%, 4/15/32	1,097,000	949,859
American Honda Finance Corp.
0.75%, 8/9/24	150,000	142,274
1.20%, 7/8/25	825,000	763,966
4.70%, 1/12/28	136,000	136,525
2.25%, 1/12/29	155,000	136,358
American International Group, Inc.
4.75%, 4/1/48	137,000	120,004
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; 3-month U.S. dollar London Interbank Offered Rate + 2.868% thereafter)(a)(f)	423,000	407,438
American Tower Corp.
4.40%, 2/15/26	100,000	97,741
3.55%, 7/15/27	309,000	289,233
American Water Capital Corp.
3.75%, 9/1/28	176,000	168,216
2.80%, 5/1/30	186,000	163,758
3.75%, 9/1/47	100,000	78,405
4.20%, 9/1/48	100,000	82,832
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	20,000	19,266
5.75%, 5/20/27	70,000	63,465
Ameriprise Financial, Inc.
3.00%, 4/2/25	179,000	171,475
AmerisourceBergen Corp.
2.80%, 5/15/30	581,000	507,015
Amgen, Inc.
2.30%, 2/25/31	825,000	687,976
3.15%, 2/21/40	412,000	310,924
4.40%, 5/1/45	619,000	524,033
5.75%, 3/2/63	100,000	99,581
AmWINS Group, Inc.
4.88%, 6/30/29(c)	186,000	166,472
Aon Corp.
2.80%, 5/15/30	188,000	163,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Aon Global Ltd.
4.45%, 5/24/43	$412,000	$337,284
Apache Corp.
4.25%, 1/15/30	121,000	108,719
6.00%, 1/15/37	500,000	463,035
5.35%, 7/1/49	500,000	384,295
Appalachian Power Co.
4.45%, 6/1/45	309,000	258,105
Apple, Inc.
3.00%, 2/9/24	309,000	305,011
3.20%, 5/13/25	412,000	402,120
3.25%, 2/23/26	412,000	400,888
3.35%, 2/9/27	412,000	401,646
1.20%, 2/8/28	109,000	95,721
1.65%, 5/11/30	137,000	116,692
2.38%, 2/8/41	309,000	227,198
3.85%, 5/4/43	412,000	366,635
2.65%, 5/11/50	412,000	283,884
Applied Materials, Inc.
3.30%, 4/1/27	176,000	169,516
Aptim Corp.
7.75%, 6/15/25(c)	62,000	50,103
APX Group, Inc.
5.75%, 7/15/29(c)	224,000	191,793
Arconic Corp.
6.13%, 2/15/28(c)	100,000	100,985
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 8/15/27(c)	200,000	168,030
Ares Capital Corp.
2.88%, 6/15/28	2,314,000	1,929,274
Arizona Public Service Co.
2.95%, 9/15/27	309,000	284,938
3.35%, 5/15/50	412,000	281,470
Asbury Automotive Group, Inc.
4.63%, 11/15/29(c)	63,000	55,652
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 6/30/29(c)	380,000	334,898
Ashland LLC
3.38%, 9/1/31(c)	161,000	128,884
ASP Unifrax Holdings, Inc.
7.50%, 9/30/29(c)	100,000	69,577
AT&T, Inc.
1.70%, 3/25/26	412,000	376,502
2.30%, 6/1/27	412,000	373,412
2.55%, 12/1/33	1,798,000	1,413,731
4.50%, 5/15/35	327,000	301,553
3.50%, 6/1/41	825,000	629,640
3.65%, 6/1/51	412,000	299,194
3.50%, 9/15/53	2,098,000	1,458,215
3.55%, 9/15/55	255,000	175,858
3.80%, 12/1/57	509,000	362,454
AthenaHealth Group, Inc.
6.50%, 2/15/30(c)	209,000	172,327
Athene Holding Ltd.
3.95%, 5/25/51	2,000,000	1,319,080
Atlantic City Electric Co.
2.30%, 3/15/31	92,000	77,053
Atmos Energy Corp.
2.63%, 9/15/29	100,000	89,499
2.85%, 2/15/52	233,000	156,891
Autodesk, Inc.
2.40%, 12/15/31	785,000	646,102
AutoNation, Inc.
3.85%, 3/1/32	196,000	165,785
AutoZone, Inc.
3.13%, 7/15/23	309,000	308,107
AvalonBay Communities, Inc.
3.50%, 11/15/24	175,000	170,509
3.30%, 6/1/29	182,000	165,784
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	126,461
3.14%, 11/7/29	174,000	156,238
Bank of America Corp.
1.84%, 2/4/25, (1.843% fixed rate until 2/4/24; Secured Overnight Financing Rate + 0.67% thereafter)(a)	412,000	400,670
3.95%, 4/21/25, Series L	619,000	603,587
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.09% thereafter)(a)	412,000	397,296
4.45%, 3/3/26	825,000	808,632
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	180,000	173,290
3.50%, 4/19/26	412,000	397,378
4.25%, 10/22/26	412,000	398,602
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	398,834
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.04% thereafter)(a)	983,000	905,569
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	693,371
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	364,000	289,875
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	784,000	540,748
5.88%, 2/7/42	150,000	157,889
5.00%, 1/21/44	165,000	156,171
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	157,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Bank of New York Mellon Corp.
4.41%, 7/24/26, (4.414% fixed rate until 7/24/25; Secured Overnight Financing Rate + 1.345% thereafter)(a)	$173,000	$170,215
2.45%, 8/17/26	100,000	92,635
3.25%, 5/16/27	309,000	292,651
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	95,129
3.00%, 10/30/28	272,000	248,176
BankUnited, Inc.
5.13%, 6/11/30	195,000	134,928
Bath & Body Works, Inc.
6.63%, 10/1/30(c)	178,000	170,188
7.60%, 7/15/37	160,000	143,582
Bausch Health Cos., Inc.
4.88%, 6/1/28(c)	88,000	53,322
6.25%, 2/15/29(c)	187,000	84,025
5.25%, 2/15/31(c)	100,000	42,638
BCPE Empire Holdings, Inc.
7.63%, 5/1/27(c)	9,000	8,243
Becton Dickinson and Co.
1.96%, 2/11/31	148,000	120,254
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	130,000	127,988
6.13%, 4/1/36	412,000	445,685
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	30,000	28,353
4.20%, 8/15/48	412,000	369,465
4.25%, 1/15/49	29,000	26,085
2.85%, 10/15/50	35,000	24,200
Berkshire Hathaway, Inc.
3.13%, 3/15/26	412,000	400,340
Best Buy Co., Inc.
4.45%, 10/1/28	171,000	167,228
Biogen, Inc.
4.05%, 9/15/25	309,000	301,463
Black Knight InfoServ LLC
3.63%, 9/1/28(c)	100,000	89,924
BlackRock, Inc.
3.20%, 3/15/27	85,000	81,756
2.40%, 4/30/30	90,000	78,183
1.90%, 1/28/31	567,000	466,664
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(c)	360,000	371,318
Blackstone Private Credit Fund
3.25%, 3/15/27	193,000	166,217
4.00%, 1/15/29	800,000	677,520
Blackstone Secured Lending Fund
2.75%, 9/16/26	197,000	172,074
Blue Owl Finance LLC
3.13%, 6/10/31(c)	220,000	165,568
Boeing Co.
2.20%, 2/4/26	412,000	380,428
5.04%, 5/1/27	412,000	409,013
5.15%, 5/1/30	1,027,000	1,019,000
5.71%, 5/1/40	412,000	406,731
5.93%, 5/1/60	886,000	864,461
Booking Holdings, Inc.
4.63%, 4/13/30	247,000	245,711
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(c)	100,000	89,738
BorgWarner, Inc.
2.65%, 7/1/27	412,000	377,470
Boston Properties LP
2.90%, 3/15/30	208,000	165,506
3.25%, 1/30/31	98,000	78,516
2.55%, 4/1/32	572,000	421,455
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	399,900
4.23%, 11/6/28	100,000	98,278
2.72%, 1/12/32	190,000	162,157
2.77%, 11/10/50	228,000	148,321
3.38%, 2/8/61	100,000	69,626
Brandywine Operating Partnership LP
4.10%, 10/1/24	183,000	171,140
3.95%, 11/15/27	212,000	156,814
7.55%, 3/15/28	186,000	159,402
Brighthouse Financial, Inc.
5.63%, 5/15/30	399,000	376,935
Bristol-Myers Squibb Co.
1.13%, 11/13/27	412,000	360,920
3.90%, 2/20/28	412,000	404,815
3.40%, 7/26/29	176,000	165,875
2.35%, 11/13/40	412,000	288,182
4.55%, 2/20/48	167,000	152,917
Brixmor Operating Partnership LP
4.05%, 7/1/30	1,760,000	1,589,738
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	412,000	396,591
Broadcom, Inc.
4.11%, 9/15/28	176,000	167,344
4.30%, 11/15/32	178,000	161,921
3.14%, 11/15/35(c)	1,903,000	1,452,179
4.93%, 5/15/37(c)	434,000	389,801
Brooklyn Union Gas Co.
4.27%, 3/15/48(c)	846,000	645,007
Brown & Brown, Inc.
4.20%, 9/15/24	175,000	171,684
2.38%, 3/15/31	167,000	134,513
Brown-Forman Corp.
3.50%, 4/15/25	177,000	172,874
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	176,000	172,079
4.55%, 9/1/44	170,000	155,280
3.30%, 9/15/51	618,000	455,441
Caesars Entertainment, Inc.
6.25%, 7/1/25(c)	171,000	170,776
7.00%, 2/15/30(c)	168,000	168,714
Capital One Financial Corp.
3.75%, 3/9/27	300,000	281,715
3.65%, 5/11/27	412,000	386,411
Carnival Corp.
7.63%, 3/1/26(c)	223,000	211,544
5.75%, 3/1/27(c)	36,000	30,864
4.00%, 8/1/28(c)	198,000	172,929
10.50%, 6/1/30(c)	36,000	36,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/28(c)	$154,000	$166,874
Carrier Global Corp.
2.24%, 2/15/25	181,000	171,566
Caterpillar Financial Services Corp.
3.40%, 5/13/25	174,000	169,542
Caterpillar, Inc.
3.80%, 8/15/42	412,000	357,703
4.30%, 5/15/44	412,000	383,704
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 3/1/30(c)	233,000	197,011
4.75%, 2/1/32(c)	316,000	253,909
4.50%, 5/1/32	207,000	162,805
4.25%, 1/15/34(c)	500,000	370,400
Celanese U.S. Holdings LLC
5.90%, 7/5/24	171,000	170,824
6.17%, 7/15/27	167,000	168,258
6.33%, 7/15/29	100,000	100,751
Centene Corp.
4.63%, 12/15/29	403,000	373,754
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	292,252
3.35%, 4/1/51, Series AF	309,000	232,609
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	100,000	96,245
Central Garden & Pet Co.
4.13%, 10/15/30	201,000	168,957
Central Parent, Inc. / CDK Global, Inc.
7.25%, 6/15/29(c)	171,000	167,602
CF Industries, Inc.
5.38%, 3/15/44	177,000	155,583
Charles Schwab Corp.
3.20%, 3/2/27	184,000	169,514
3.20%, 1/25/28	412,000	376,140
4.63%, 3/22/30	171,000	165,848
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 7/23/25	619,000	609,022
5.38%, 4/1/38	250,000	211,442
6.48%, 10/23/45	412,000	372,666
5.38%, 5/1/47	619,000	493,027
5.75%, 4/1/48	200,000	165,956
3.85%, 4/1/61	200,000	118,064
Chemours Co.
5.75%, 11/15/28(c)	205,000	180,615
4.63%, 11/15/29(c)	510,000	414,013
Chevron USA, Inc.
1.02%, 8/12/27	100,000	87,841
3.25%, 10/15/29	179,000	167,150
Choice Hotels International, Inc.
3.70%, 12/1/29	100,000	88,072
CHS / Community Health Systems, Inc.
8.00%, 12/15/27(c)	22,000	20,504
6.00%, 1/15/29(c)	92,000	74,299
Chubb Corp.
6.00%, 5/11/37	412,000	445,636
Churchill Downs, Inc.
4.75%, 1/15/28(c)	100,000	92,703
Ciena Corp.
4.00%, 1/31/30(c)	204,000	176,535
Cigna Group
3.50%, 6/15/24	173,000	169,464
3.25%, 4/15/25	309,000	298,605
5.69%, 3/15/26	172,000	173,275
4.80%, 8/15/38	312,000	293,358
Cinemark USA, Inc.
5.25%, 7/15/28(c)	348,000	306,504
Cisco Systems, Inc.
5.50%, 1/15/40	619,000	653,113
Citigroup, Inc.
4.00%, 8/5/24	289,000	284,766
3.70%, 1/12/26	175,000	169,316
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(a)	309,000	290,812
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	180,000	172,654
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	619,000	589,486
4.13%, 7/25/28	619,000	581,687
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	412,000	382,414
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	582,000	487,902
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	237,000	194,707
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	163,899
5.88%, 2/22/33	160,000	162,619
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	164,243
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	320,700
8.13%, 7/15/39	254,000	322,887
5.88%, 1/30/42	151,000	157,827
5.30%, 5/6/44	327,000	299,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Citizens Financial Group, Inc.
3.25%, 4/30/30	$350,000	$286,202
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(c)	58,000	51,149
Clorox Co.
1.80%, 5/15/30	151,000	124,201
Cloud Software Group, Inc.
6.50%, 3/31/29(c)	203,000	179,828
CME Group, Inc.
2.65%, 3/15/32	113,000	97,030
5.30%, 9/15/43	153,000	157,849
Coca-Cola Co.
2.90%, 5/25/27	412,000	393,073
1.65%, 6/1/30	158,000	132,439
2.00%, 3/5/31	619,000	523,569
2.50%, 3/15/51	373,000	251,365
Colgate-Palmolive Co.
4.60%, 3/1/33	100,000	102,159
Comcast Corp.
1.95%, 1/15/31	977,000	803,309
4.25%, 1/15/33	309,000	295,840
4.20%, 8/15/34	309,000	290,614
3.75%, 4/1/40	412,000	344,527
3.97%, 11/1/47	299,000	245,249
2.89%, 11/1/51	408,000	268,909
2.94%, 11/1/56	1,476,000	945,555
Conagra Brands, Inc.
4.60%, 11/1/25	170,000	168,807
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(c)	216,000	177,161
ConocoPhillips
6.50%, 2/1/39	100,000	114,411
4.30%, 11/15/44	145,000	127,117
4.03%, 3/15/62	815,000	648,821
Constellation Merger Sub, Inc.
8.50%, 9/15/25(c)	240,000	192,434
Corporate Office Properties LP
2.90%, 12/1/33	163,000	112,939
Costco Wholesale Corp.
2.75%, 5/18/24	176,000	171,889
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(c)	324,000	289,980
Credit Acceptance Corp.
6.63%, 3/15/26	40,000	38,330
CRH America, Inc.
3.88%, 5/18/25(c)	711,000	690,537
Crown Americas LLC
5.25%, 4/1/30	177,000	169,212
Crown Castle, Inc.
3.15%, 7/15/23	412,000	410,801
3.10%, 11/15/29	100,000	88,515
2.10%, 4/1/31	146,000	117,696
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/25(c)	176,000	173,476
CSC Holdings LLC
5.75%, 1/15/30(c)	200,000	88,062
5.00%, 11/15/31(c)	200,000	86,938
CSX Corp.
3.25%, 6/1/27	176,000	167,050
3.80%, 3/1/28	173,000	166,737
4.40%, 3/1/43	412,000	362,074
CubeSmart LP
2.25%, 12/15/28	111,000	95,067
Curo Group Holdings Corp.
7.50%, 8/1/28(c)	300,000	67,806
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(c)	32,000	28,601
CVR Partners LP / CVR Nitrogen Finance Corp.
6.13%, 6/15/28(c)	233,000	203,141
CVS Health Corp.
1.30%, 8/21/27	100,000	86,439
4.30%, 3/25/28	100,000	97,432
4.78%, 3/25/38	412,000	381,430
2.70%, 8/21/40	619,000	428,614
5.30%, 12/5/43	163,000	153,631
5.13%, 7/20/45	412,000	375,847
5.05%, 3/25/48	997,000	901,208
Dana, Inc.
4.25%, 9/1/30	326,000	262,857
4.50%, 2/15/32	425,000	341,241
Dealer Tire LLC / DT Issuer LLC
8.00%, 2/1/28(c)	74,000	67,811
Dell International LLC / EMC Corp.
6.02%, 6/15/26	1,610,000	1,648,672
Delta Air Lines, Inc.
3.75%, 10/28/29	250,000	223,712
Devon Energy Corp.
5.60%, 7/15/41	166,000	154,353
4.75%, 5/15/42	181,000	151,660
Digital Realty Trust LP
3.70%, 8/15/27	182,000	166,439
3.60%, 7/1/29	335,000	291,872
Discovery Communications LLC
3.63%, 5/15/30	95,000	82,670
5.20%, 9/20/47	197,000	156,266
DISH DBS Corp.
5.75%, 12/1/28(c)	173,000	125,690
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	154,760
Dominion Energy, Inc.
3.07%, 8/15/24(a)	178,000	172,267
3.30%, 3/15/25, Series A	179,000	173,106
1.45%, 4/15/26, Series A	409,000	369,859
3.30%, 4/15/41, Series B	309,000	228,237
Dow Chemical Co.
2.10%, 11/15/30	199,000	165,433
3.60%, 11/15/50	309,000	224,964
DTE Energy Co.
1.05%, 6/1/25, Series F	412,000	379,287
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	52,473
3.45%, 4/15/51	309,000	227,829
Duke Energy Corp.
2.45%, 6/1/30	160,000	134,618
4.50%, 8/15/32	100,000	94,606
3.50%, 6/15/51	855,000	605,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Duke Energy Florida LLC
3.80%, 7/15/28	$412,000	$398,017
6.40%, 6/15/38	141,000	157,025
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	258,309
DuPont de Nemours, Inc.
5.42%, 11/15/48	412,000	404,407
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24, Series A	133,000	127,800
Eaton Corp.
4.15%, 11/2/42	179,000	156,471
eBay, Inc.
2.70%, 3/11/30	372,000	322,092
4.00%, 7/15/42	120,000	95,288
Eco Material Technologies, Inc.
7.88%, 1/31/27(c)	3,000	2,853
Ecolab, Inc.
2.70%, 11/1/26	178,000	168,441
3.25%, 12/1/27	100,000	95,531
4.80%, 3/24/30	100,000	100,973
El Paso Electric Co.
5.00%, 12/1/44	174,000	155,185
Elevance Health, Inc.
2.38%, 1/15/25	179,000	171,119
1.50%, 3/15/26	309,000	282,204
3.65%, 12/1/27	586,000	559,226
4.10%, 3/1/28	309,000	300,904
2.55%, 3/15/31	57,000	48,334
Eli Lilly & Co.
2.25%, 5/15/50	1,547,000	993,669
Emerson Electric Co.
2.00%, 12/21/28	190,000	166,516
1.95%, 10/15/30	570,000	475,511
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/28(c)	269,000	247,281
Energizer Holdings, Inc.
4.38%, 3/31/29(c)	248,000	212,705
Energy Transfer LP
2.90%, 5/15/25	100,000	95,049
4.75%, 1/15/26	172,000	169,611
6.50%, 2/1/42	746,000	745,560
6.13%, 12/15/45	330,000	308,464
EnLink Midstream Partners LP
5.05%, 4/1/45	500,000	387,670
5.45%, 6/1/47	500,000	401,900
Entegris Escrow Corp.
4.75%, 4/15/29(c)	180,000	168,453
Entergy Corp.
2.95%, 9/1/26	182,000	169,739
2.80%, 6/15/30	165,000	141,628
Entergy Louisiana LLC
0.95%, 10/1/24	183,000	172,931
4.20%, 9/1/48	100,000	83,453
Enterprise Products Operating LLC
4.85%, 3/15/44	454,000	408,922
4.90%, 5/15/46	722,000	651,323
3.20%, 2/15/52	412,000	282,311
3.95%, 1/31/60	199,000	149,131
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.57% thereafter)(a)(f)	130,000	106,180
EOG Resources, Inc.
4.38%, 4/15/30	100,000	98,742
EPR Properties
3.60%, 11/15/31	211,000	161,556
EQM Midstream Partners LP
4.50%, 1/15/29(c)	360,000	315,472
EQT Corp.
7.00%, 2/1/30	1,662,000	1,729,544
Equifax, Inc.
2.35%, 9/15/31	100,000	79,946
Equinix, Inc.
3.20%, 11/18/29	186,000	163,526
2.50%, 5/15/31	201,000	163,964
Equitable Holdings, Inc.
5.00%, 4/20/48	1,377,000	1,163,840
ERP Operating LP
3.00%, 7/1/29	150,000	133,934
4.50%, 7/1/44	179,000	155,617
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	132,897
3.35%, 4/15/50	100,000	69,131
5.30%, 5/1/52	161,000	151,317
Essex Portfolio LP
2.65%, 3/15/32	1,053,000	849,360
Evergy Kansas Central, Inc.
4.13%, 3/1/42	412,000	346,521
4.25%, 12/1/45	185,000	152,547
Eversource Energy
2.90%, 10/1/24, Series L	179,000	172,959
Exelon Corp.
3.35%, 3/15/32	86,000	75,421
4.95%, 6/15/35	412,000	398,091
5.10%, 6/15/45	309,000	284,431
4.45%, 4/15/46	81,000	68,386
Expedia Group, Inc.
3.25%, 2/15/30	488,000	422,706
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	166,155
3.45%, 4/15/51	198,000	152,222
Federal Realty Investment Trust
3.50%, 6/1/30	312,000	273,206
FedEx Corp.
3.40%, 2/15/28	412,000	388,677
4.25%, 5/15/30	170,000	163,793
2.40%, 5/15/31	56,000	46,666
3.25%, 5/15/41	200,000	147,800
4.05%, 2/15/48	196,000	154,185
5.25%, 5/15/50	160,000	151,627
Fidelity National Information Services, Inc.
2.25%, 3/1/31	1,021,000	819,352
First American Financial Corp.
4.00%, 5/15/30	183,000	161,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
First Citizens BancShares, Inc.
3.38%, 3/15/30, (3.375% fixed rate until 3/15/25; 3-month Secured Overnight Financing Rate + 2.465% thereafter)(a)	$121,000	$110,144
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 7/31/29(c)	410,000	342,321
Fiserv, Inc.
2.25%, 6/1/27	412,000	372,308
2.65%, 6/1/30	576,000	494,893
Flex Ltd.
4.75%, 6/15/25	100,000	97,957
Florida Power & Light Co.
5.05%, 4/1/28	100,000	102,380
2.45%, 2/3/32	100,000	83,864
4.05%, 6/1/42	589,000	507,865
3.80%, 12/15/42	309,000	257,950
3.15%, 10/1/49	210,000	151,788
5.30%, 4/1/53	100,000	102,447
Ford Motor Co.
4.75%, 1/15/43	500,000	369,585
Ford Motor Credit Co. LLC
4.95%, 5/28/27	500,000	469,560
4.13%, 8/17/27	500,000	452,345
Fox Corp.
4.71%, 1/25/29	171,000	166,742
5.58%, 1/25/49	170,000	154,047
Franklin Resources, Inc.
1.60%, 10/30/30	36,000	28,344
Freeport-McMoRan, Inc.
5.45%, 3/15/43	1,034,000	938,789
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/1/31(c)	211,000	167,353
Frontier Communications Holdings LLC
6.75%, 5/1/29(c)	105,000	77,581
Gap, Inc.
3.63%, 10/1/29(c)	256,000	181,327
3.88%, 10/1/31(c)	333,000	230,369
GATX Corp.
1.90%, 6/1/31	120,000	92,710
GCI LLC
4.75%, 10/15/28(c)	128,000	108,328
GE HealthCare Technologies, Inc.
5.55%, 11/15/24(c)	169,000	168,941
5.86%, 3/15/30(c)	159,000	163,905
5.91%, 11/22/32(c)	100,000	104,579
General Dynamics Corp.
4.25%, 4/1/40	174,000	159,598
General Mills, Inc.
5.24%, 11/18/25	170,000	170,088
3.00%, 2/1/51	237,000	165,606
General Motors Co.
6.60%, 4/1/36	309,000	313,932
6.25%, 10/2/43	1,455,000	1,379,020
General Motors Financial Co., Inc.
5.25%, 3/1/26	412,000	409,029
3.60%, 6/21/30	2,790,000	2,419,181
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	45,000	43,314
Genuine Parts Co.
1.75%, 2/1/25	100,000	93,908
Genworth Holdings, Inc.
6.50%, 6/15/34	312,000	279,480
Georgia-Pacific LLC
3.60%, 3/1/25(c)	177,000	172,129
0.95%, 5/15/26(c)	169,000	150,817
Gilead Sciences, Inc.
3.50%, 2/1/25	309,000	301,182
3.65%, 3/1/26	339,000	329,267
4.75%, 3/1/46	309,000	289,076
Global Payments, Inc.
4.45%, 6/1/28	100,000	94,937
GLP Capital LP / GLP Financing II, Inc.
5.30%, 1/15/29	632,000	604,590
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/1/27(c)	175,000	167,928
3.50%, 3/1/29(c)	197,000	171,126
Goldman Sachs Group, Inc.
3.85%, 7/8/24	412,000	405,663
3.50%, 1/23/25	177,000	171,846
1.76%, 1/24/25, (1.757% fixed rate until 1/24/24; Secured Overnight Financing Rate + 0.73% thereafter)(a)	412,000	400,522
4.25%, 10/21/25	176,000	171,526
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	722,000	648,941
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	372,000	337,999
2.60%, 2/7/30	194,000	166,584
6.45%, 5/1/36	150,000	157,915
6.75%, 10/1/37	1,605,000	1,715,039
Goodyear Tire & Rubber Co.
5.63%, 4/30/33	497,000	433,280
GoTo Group, Inc.
5.50%, 9/1/27(c)	67,000	38,612
Grand Canyon University
5.13%, 10/1/28	39,000	35,499
Graphic Packaging International LLC
3.50%, 3/15/28(c)	68,000	62,166
Gray Television, Inc.
5.88%, 7/15/26(c)	114,000	98,326
H&E Equipment Services, Inc.
3.88%, 12/15/28(c)	100,000	85,941
HCA, Inc.
5.25%, 4/15/25	173,000	171,789
5.88%, 2/15/26	128,000	128,611
5.63%, 9/1/28	166,000	167,414
3.50%, 9/1/30	173,000	152,910
Healthcare Realty Holdings LP
2.00%, 3/15/31	328,000	252,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Healthpeak OP LLC
3.00%, 1/15/30	$953,000	$832,426
Hershey Co.
2.30%, 8/15/26	309,000	291,514
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	412,000	398,635
6.35%, 10/15/45	156,000	159,362
Highwoods Realty LP
4.13%, 3/15/28	194,000	167,923
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(c)	460,000	381,639
Home Depot, Inc.
2.70%, 4/15/30	176,000	157,434
1.88%, 9/15/31	18,000	14,708
5.88%, 12/16/36	980,000	1,077,373
3.30%, 4/15/40	412,000	330,634
3.13%, 12/15/49	8,000	5,734
3.63%, 4/15/52	7,000	5,455
Honeywell International, Inc.
2.30%, 8/15/24	74,000	71,675
3.81%, 11/21/47	1,072,000	908,102
HP, Inc.
2.20%, 6/17/25	412,000	388,940
4.75%, 1/15/28	100,000	98,760
4.00%, 4/15/29	179,000	168,120
4.20%, 4/15/32	100,000	89,529
Hudson Pacific Properties LP
5.95%, 2/15/28	208,000	164,162
Humana, Inc.
3.85%, 10/1/24	722,000	707,647
5.70%, 3/13/26	172,000	172,662
5.88%, 3/1/33	155,000	162,896
Huntington Bancshares, Inc.
2.63%, 8/6/24	182,000	172,396
Huntington National Bank
3.55%, 10/6/23	412,000	406,842
Hyatt Hotels Corp.
5.75%, 4/23/30	158,000	159,210
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 2/1/29	145,000	111,090
Illinois Tool Works, Inc.
2.65%, 11/15/26	178,000	168,594
Imola Merger Corp.
4.75%, 5/15/29(c)	400,000	345,740
Ingevity Corp.
3.88%, 11/1/28(c)	29,000	23,955
Intel Corp.
3.70%, 7/29/25	726,000	710,776
3.15%, 5/11/27	412,000	391,202
2.45%, 11/15/29	168,000	145,848
5.13%, 2/10/30	164,000	166,058
5.63%, 2/10/43	157,000	157,046
Intercontinental Exchange, Inc.
1.85%, 9/15/32	412,000	319,976
4.60%, 3/15/33	87,000	85,211
2.65%, 9/15/40	220,000	156,295
4.95%, 6/15/52	110,000	104,960
3.00%, 9/15/60	232,000	147,299
International Business Machines Corp.
3.38%, 8/1/23	412,000	411,011
3.45%, 2/19/26	412,000	398,742
1.95%, 5/15/30	980,000	816,222
2.85%, 5/15/40	412,000	296,961
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(c)	116,000	98,119
5.00%, 9/26/48	188,000	156,181
International Paper Co.
4.35%, 8/15/48	898,000	746,759
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	777,000	698,375
IPALCO Enterprises, Inc.
4.25%, 5/1/30	2,076,000	1,880,503
Iron Mountain, Inc.
5.25%, 7/15/30(c)	135,000	120,960
ITC Holdings Corp.
3.65%, 6/15/24	139,000	135,814
3.35%, 11/15/27	382,000	358,492
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	100,000	99,204
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.63%, 1/15/32(c)	275,000	222,634
5.75%, 4/1/33(c)	1,160,000	1,084,519
Jefferies Financial Group, Inc.
4.15%, 1/23/30	180,000	163,073
2.63%, 10/15/31	100,000	77,909
6.25%, 1/15/36	100,000	102,798
John Deere Capital Corp.
2.80%, 9/8/27	412,000	385,743
4.15%, 9/15/27	171,000	168,881
4.75%, 1/20/28	165,000	166,823
3.45%, 3/7/29	412,000	392,887
Johnson & Johnson
2.45%, 3/1/26	412,000	392,949
2.90%, 1/15/28	412,000	392,471
3.63%, 3/3/37	412,000	374,051
JPMorgan Chase & Co.
3.13%, 1/23/25	309,000	300,011
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month Secured Overnight Financing Rate + 1.417% thereafter)(a)	309,000	303,188
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	145,000	136,457
4.13%, 12/15/26	548,000	536,640
4.25%, 10/1/27	412,000	402,606
3.63%, 12/1/27	139,000	131,719
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	412,000	392,405
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	309,000	291,952
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	368,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 0.945% thereafter)(a)	$412,000	$384,408
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	151,000	131,088
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	550,000	470,690
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	338,437
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	266,027
5.50%, 10/15/40	980,000	996,229
5.60%, 7/15/41	119,000	123,580
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	619,000	421,836
5.63%, 8/16/43	120,000	121,606
4.95%, 6/1/45	128,000	118,705
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	150,000	120,437
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	492,000	353,103
Kaiser Aluminum Corp.
4.63%, 3/1/28(c)	89,000	77,905
Kellogg Co.
2.10%, 6/1/30	146,000	121,932
Kemper Corp.
2.40%, 9/30/30	208,000	165,291
Kentucky Utilities Co.
5.13%, 11/1/40	1,031,000	990,306
3.30%, 6/1/50	412,000	291,729
KeyCorp
4.15%, 10/29/25	177,000	162,267
2.25%, 4/6/27	100,000	82,622
4.10%, 4/30/28	178,000	155,766
2.55%, 10/1/29	100,000	77,093
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	363,000	314,441
Kilroy Realty LP
4.75%, 12/15/28	189,000	166,214
Kimco Realty OP LLC
2.70%, 10/1/30	358,000	296,456
Kinder Morgan Energy Partners LP
4.25%, 9/1/24	175,000	172,161
6.95%, 1/15/38	546,000	590,696
Kinder Morgan, Inc.
4.30%, 6/1/25	173,000	169,755
2.00%, 2/15/31	309,000	245,584
7.75%, 1/15/32	142,000	161,085
Kinetik Holdings LP
5.88%, 6/15/30(c)	175,000	166,010
KLA Corp.
5.25%, 7/15/62	153,000	150,274
Kohl’s Corp.
5.55%, 7/17/45	500,000	281,340
Kraft Heinz Foods Co.
5.50%, 6/1/50	100,000	98,650
Kroger Co.
2.65%, 10/15/26	412,000	385,603
7.50%, 4/1/31	338,000	389,352
Kyndryl Holdings, Inc.
3.15%, 10/15/31	219,000	161,256
L3Harris Technologies, Inc.
4.40%, 6/15/28	170,000	165,381
Lam Research Corp.
4.00%, 3/15/29	309,000	300,592
Lazard Group LLC
4.50%, 9/19/28	176,000	167,152
LCPR Senior Secured Financing DAC
5.13%, 7/15/29(c)	283,000	234,791
Lennar Corp.
4.75%, 11/29/27	254,000	248,983
Level 3 Financing, Inc.
10.50%, 5/15/30(c)	151,000	143,589
Liberty Interactive LLC
8.50%, 7/15/29	277,000	103,255
8.25%, 2/1/30	500,000	181,175
Life Storage LP
2.40%, 10/15/31	422,000	336,967
Lincoln National Corp.
3.35%, 3/9/25	75,000	71,655
3.63%, 12/12/26	309,000	287,713
3.80%, 3/1/28	412,000	375,625
7.00%, 6/15/40	61,000	62,542
Lockheed Martin Corp.
3.55%, 1/15/26	368,000	360,327
3.60%, 3/1/35	516,000	466,082
2.80%, 6/15/50	619,000	435,894
Lowe’s Cos., Inc.
3.10%, 5/3/27	412,000	388,232
2.63%, 4/1/31	309,000	261,241
5.63%, 4/15/53	160,000	156,242
5.75%, 7/1/53	100,000	99,244
5.80%, 9/15/62	100,000	96,943
5.85%, 4/1/63	100,000	97,445
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 2/15/26(c)	120,000	111,445
LYB International Finance III LLC
1.25%, 10/1/25	405,000	368,335
3.38%, 10/1/40	309,000	222,288
4.20%, 10/15/49	207,000	154,815
4.20%, 5/1/50	202,000	151,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	$177,000	$163,444
Macy’s Retail Holdings LLC
6.70%, 7/15/34(c)	262,000	212,115
4.50%, 12/15/34	365,000	252,901
6.38%, 3/15/37	306,000	231,826
Magellan Midstream Partners LP
4.20%, 12/1/42	619,000	462,449
4.20%, 10/3/47	175,000	128,881
Marathon Petroleum Corp.
4.70%, 5/1/25	100,000	98,776
6.50%, 3/1/41	192,000	195,600
Marriott International, Inc.
4.63%, 6/15/30, Series FF	888,000	852,036
2.75%, 10/15/33, Series II	100,000	79,624
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	157,000	131,320
4.90%, 3/15/49	100,000	92,022
Martin Marietta Materials, Inc.
4.25%, 7/2/24	174,000	171,665
Masco Corp.
2.00%, 2/15/31	150,000	118,839
Masonite International Corp.
3.50%, 2/15/30(c)	315,000	266,115
Massachusetts Institute of Technology
3.96%, 7/1/38	100,000	92,956
5.60%, 7/1/2111	100,000	111,562
Massachusetts Mutual Life Insurance Co.
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; 3-month U.S. dollar London Interbank Offered Rate + 3.191% thereafter)(a)(c)(f)	362,000	326,709
Mastercard, Inc.
3.50%, 2/26/28	412,000	400,130
4.88%, 3/9/28	164,000	168,110
Match Group Holdings II LLC
4.63%, 6/1/28(c)	47,000	42,938
5.63%, 2/15/29(c)	6,000	5,654
Mattel, Inc.
5.88%, 12/15/27(c)	172,000	167,710
McAfee Corp.
7.38%, 2/15/30(c)	130,000	109,411
McDonald’s Corp.
4.88%, 12/9/45	1,938,000	1,829,685
McGraw-Hill Education, Inc.
5.75%, 8/1/28(c)	85,000	72,746
McKesson Corp.
0.90%, 12/3/25	412,000	371,608
Medline Borrower LP
3.88%, 4/1/29(c)	197,000	170,427
Medtronic, Inc.
4.38%, 3/15/35	295,000	286,144
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	154,000	150,825
Merck & Co., Inc.
0.75%, 2/24/26	412,000	375,250
1.45%, 6/24/30	151,000	124,063
3.90%, 3/7/39	412,000	366,561
4.15%, 5/18/43	412,000	373,078
Meta Platforms, Inc.
3.85%, 8/15/32	177,000	164,260
4.45%, 8/15/52	179,000	151,411
4.65%, 8/15/62	100,000	85,184
Metis Merger Sub LLC
6.50%, 5/15/29(c)	239,000	201,193
MetLife, Inc.
4.55%, 3/23/30	168,000	165,593
5.70%, 6/15/35	154,000	159,248
4.05%, 3/1/45	189,000	155,645
5.00%, 7/15/52	560,000	512,170
Metropolitan Life Global Funding I
2.80%, 3/21/25(c)	180,000	172,348
3.45%, 12/18/26(c)	309,000	291,823
Michaels Cos., Inc.
7.88%, 5/1/29(c)	248,000	153,576
Microchip Technology, Inc.
0.98%, 9/1/24	184,000	173,400
4.25%, 9/1/25	175,000	170,543
Micron Technology, Inc.
4.98%, 2/6/26	171,000	169,617
4.19%, 2/15/27	175,000	168,707
4.66%, 2/15/30	197,000	186,118
2.70%, 4/15/32	200,000	158,060
5.88%, 2/9/33	100,000	99,759
3.48%, 11/1/51	236,000	151,913
Microsoft Corp.
3.63%, 12/15/23	309,000	307,229
2.40%, 8/8/26	412,000	390,840
3.30%, 2/6/27	619,000	605,617
2.53%, 6/1/50	852,000	587,582
2.92%, 3/17/52	220,000	162,877
Mid-America Apartments LP
1.70%, 2/15/31	412,000	327,239
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	825,000	688,495
Mohegan Tribal Gaming Authority
8.00%, 2/1/26(c)	79,000	69,014
Molson Coors Beverage Co.
3.00%, 7/15/26	852,000	803,427
Moody’s Corp.
2.00%, 8/19/31	611,000	495,362
3.75%, 2/25/52	149,000	116,300
Morgan Stanley
4.00%, 7/23/25	309,000	302,409
1.16%, 10/21/25, (1.164% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.56% thereafter)(a)	186,000	173,858
5.00%, 11/24/25	412,000	411,485
4.35%, 9/8/26	174,000	169,782
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(a)	168,000	171,798
3.63%, 1/20/27	309,000	296,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	$100,000	$99,803
3.95%, 4/23/27	309,000	293,983
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	463,853
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	169,930
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(a)(f)	901,000	841,480
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.14% thereafter)(a)	412,000	386,658
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	169,000	163,366
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,099,965
Moss Creek Resources Holdings, Inc.
10.50%, 5/15/27(c)	14,000	13,621
MPH Acquisition Holdings LLC
5.75%, 11/1/28(c)	197,000	141,123
MPLX LP
4.88%, 12/1/24	412,000	407,633
4.00%, 3/15/28	412,000	391,536
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	120,000	106,181
MSCI, Inc.
3.63%, 11/1/31(c)	170,000	142,630
Nasdaq, Inc.
1.65%, 1/15/31	85,000	67,041
National Fuel Gas Co.
5.20%, 7/15/25	412,000	408,177
National Grid USA
5.80%, 4/1/35	1,025,000	1,048,913
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	168,000	168,499
5.80%, 1/15/33	154,000	162,766
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(a)(f)	412,000	388,475
Navient Corp.
4.88%, 3/15/28	146,000	121,135
NCL Corp. Ltd.
5.88%, 3/15/26(c)	159,000	144,782
NCR Corp.
5.00%, 10/1/28(c)	339,000	300,025
5.13%, 4/15/29(c)	44,000	38,460
5.25%, 10/1/30(c)	386,000	331,520
Nestle Holdings, Inc.
4.13%, 10/1/27(c)	171,000	169,063
4.85%, 3/14/33(c)	159,000	163,466
New Fortress Energy, Inc.
6.50%, 9/30/26(c)	186,000	165,136
New York & Presbyterian Hospital
3.95%, 8/1/2119, Series 2019	110,000	79,016
New York Life Global Funding
4.85%, 1/9/28(c)	100,000	100,552
4.55%, 1/28/33(c)	79,000	76,935
New York State Electric & Gas Corp.
3.30%, 9/15/49(c)	137,000	95,677
Newell Brands, Inc.
6.63%, 9/15/29	170,000	161,344
6.00%, 4/1/46	500,000	370,290
Newmont Corp.
2.25%, 10/1/30	861,000	714,725
Nexstar Media, Inc.
5.63%, 7/15/27(c)	180,000	165,280
NFP Corp.
6.88%, 8/15/28(c)	200,000	165,952
Niagara Mohawk Power Corp.
5.78%, 9/16/52(c)	185,000	185,535
NIKE, Inc.
3.25%, 3/27/40	100,000	81,879
3.63%, 5/1/43	183,000	151,928
NiSource, Inc.
0.95%, 8/15/25	100,000	91,256
3.60%, 5/1/30	179,000	162,824
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26(c)	100,000	84,545
NNN REIT, Inc.
4.30%, 10/15/28	351,000	329,115
Nordstrom, Inc.
4.25%, 8/1/31	241,000	183,584
Norfolk Southern Corp.
4.45%, 3/1/33	169,000	162,926
3.95%, 10/1/42	412,000	340,955
Northern Natural Gas Co.
4.30%, 1/15/49(c)	136,000	110,601
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(a)(f)	369,000	329,679
Northrop Grumman Corp.
2.93%, 1/15/25	309,000	297,953
3.20%, 2/1/27	178,000	169,924
4.03%, 10/15/47	412,000	346,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Northwestern Mutual Life Insurance Co.
3.63%, 9/30/59(c)	$324,000	$230,808
Novelis Corp.
4.75%, 1/30/30(c)	201,000	178,641
3.88%, 8/15/31(c)	385,000	316,720
NRG Energy, Inc.
2.45%, 12/2/27(c)	100,000	86,320
3.38%, 2/15/29(c)	274,000	226,264
Nucor Corp.
2.00%, 6/1/25	412,000	386,979
NVIDIA Corp.
1.55%, 6/15/28	100,000	88,084
2.85%, 4/1/30	175,000	159,773
3.50%, 4/1/40	412,000	349,574
3.50%, 4/1/50	194,000	155,959
Occidental Petroleum Corp.
3.50%, 8/15/29	155,000	134,892
7.88%, 9/15/31	173,000	191,492
6.45%, 9/15/36	500,000	508,495
4.20%, 3/15/48	500,000	372,660
Oglethorpe Power Corp.
5.95%, 11/1/39	100,000	101,106
Ohio Edison Co.
6.88%, 7/15/36	1,826,000	2,052,132
Ohio National Financial Services, Inc.
6.63%, 5/1/31(c)	163,000	153,862
Olin Corp.
5.63%, 8/1/29	15,000	14,391
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	100,000	91,734
3.38%, 2/1/31	58,000	45,824
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.65%, 11/1/24	100,000	97,566
OneMain Finance Corp.
4.00%, 9/15/30	348,000	257,200
ONEOK Partners LP
6.20%, 9/15/43	412,000	405,412
ONEOK, Inc.
5.20%, 7/15/48	100,000	83,521
Oracle Corp.
2.95%, 11/15/24	412,000	398,182
2.95%, 5/15/25	309,000	296,606
1.65%, 3/25/26	309,000	282,352
3.25%, 11/15/27	412,000	384,524
2.95%, 4/1/30	2,321,000	2,032,337
3.90%, 5/15/35	309,000	264,946
6.13%, 7/8/39	153,000	157,016
5.38%, 7/15/40	619,000	590,167
4.13%, 5/15/45	309,000	238,545
Otis Worldwide Corp.
3.11%, 2/15/40	100,000	76,086
Owl Rock Capital Corp.
3.75%, 7/22/25	185,000	171,064
3.40%, 7/15/26	190,000	168,270
2.88%, 6/11/28	206,000	168,100
P&L Development LLC / PLD Finance Corp.
7.75%, 11/15/25(c)	58,000	46,354
Pacific Gas and Electric Co.
2.10%, 8/1/27	619,000	536,642
2.50%, 2/1/31	352,000	278,017
3.30%, 8/1/40	619,000	416,234
4.95%, 7/1/50	1,826,000	1,423,075
3.50%, 8/1/50	619,000	386,695
PacifiCorp
4.15%, 2/15/50	412,000	340,778
Packaging Corp. of America
3.00%, 12/15/29	776,000	687,497
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(c)	131,000	114,177
Paramount Global
3.38%, 2/15/28	96,000	84,728
4.95%, 1/15/31	91,000	81,642
4.20%, 5/19/32	1,031,000	863,390
5.90%, 10/15/40	91,000	78,400
5.25%, 4/1/44	101,000	77,406
4.95%, 5/19/50	101,000	75,276
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(a)(f)	115,000	85,922
PayPal Holdings, Inc.
1.65%, 6/1/25	594,000	559,031
2.30%, 6/1/30	161,000	136,947
Paysafe Finance PLC / Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(c)	309,000	255,123
PECO Energy Co.
4.15%, 10/1/44	309,000	262,616
PennyMac Financial Services, Inc.
4.25%, 2/15/29(c)	290,000	233,482
PepsiCo, Inc.
1.63%, 5/1/30	776,000	648,752
Permian Resources Operating LLC
5.88%, 7/1/29(c)	177,000	165,867
Pfizer, Inc.
3.45%, 3/15/29	412,000	392,793
4.10%, 9/15/38	412,000	377,779
3.90%, 3/15/39	492,000	435,833
4.30%, 6/15/43	412,000	375,781
PG&E Corp.
5.25%, 7/1/30	86,000	77,876
PGT Innovations, Inc.
4.38%, 10/1/29(c)	197,000	179,958
Philip Morris International, Inc.
4.88%, 2/13/26	170,000	169,782
5.13%, 2/15/30	165,000	163,439
5.38%, 2/15/33	161,000	160,139
4.88%, 11/15/43	161,000	141,628
Phillips 66
3.90%, 3/15/28	619,000	593,937
5.88%, 5/1/42	605,000	620,924
Piedmont Natural Gas Co., Inc.
5.05%, 5/15/52	105,000	95,731
Piedmont Operating Partnership LP
3.15%, 8/15/30	101,000	74,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Pilgrim’s Pride Corp.
4.25%, 4/15/31	$190,000	$163,153
Pioneer Natural Resources Co.
1.90%, 8/15/30	203,000	165,181
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/25	309,000	303,994
6.65%, 1/15/37	156,000	157,176
PNC Bank NA
3.10%, 10/25/27	309,000	284,802
PNC Financial Services Group, Inc.
2.60%, 7/23/26	183,000	170,137
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Rate + 1.085% thereafter)(a)	173,000	171,062
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	412,000	333,666
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	156,000	160,836
Post Holdings, Inc.
5.75%, 3/1/27(c)	174,000	171,014
5.50%, 12/15/29(c)	100,000	93,093
4.63%, 4/15/30(c)	193,000	169,184
Precision Castparts Corp.
3.25%, 6/15/25	175,000	170,007
Prestige Brands, Inc.
3.75%, 4/1/31(c)	267,000	220,395
Principal Financial Group, Inc.
2.13%, 6/15/30	560,000	455,101
6.05%, 10/15/36	100,000	103,789
Private Export Funding Corp.
3.55%, 1/15/24, Series KK	412,000	406,463
3.25%, 6/15/25, Series NN	412,000	399,689
3.90%, 10/15/27	3,000,000	2,981,520
Procter & Gamble Co.
1.00%, 4/23/26	309,000	281,718
2.80%, 3/25/27	289,000	275,564
1.95%, 4/23/31	309,000	264,714
Progress Energy, Inc.
6.00%, 12/1/39	142,000	143,007
Progressive Corp.
4.00%, 3/1/29	412,000	398,416
Prologis LP
3.25%, 10/1/26	309,000	296,266
2.25%, 4/15/30	100,000	85,030
1.75%, 7/1/30	147,000	118,719
Prudential Financial, Inc.
1.50%, 3/10/26	187,000	171,883
3.88%, 3/27/28	368,000	355,724
5.70%, 12/14/36, Series D	151,000	158,887
5.63%, 6/15/43, (5.625% fixed rate until 6/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.92% thereafter)(a)(f)	412,000	411,881
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	165,000	165,482
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	398,033
Public Service Electric & Gas Co.
3.80%, 1/1/43	309,000	259,668
Public Storage
1.50%, 11/9/26	309,000	278,254
2.25%, 11/9/31	196,200	161,518
PulteGroup, Inc.
7.88%, 6/15/32	109,000	124,970
Qorvo, Inc.
4.38%, 10/15/29	79,000	70,943
QUALCOMM, Inc.
4.65%, 5/20/35	351,000	348,890
Quest Diagnostics, Inc.
2.80%, 6/30/31	155,000	133,633
QVC, Inc.
4.45%, 2/15/25	171,000	145,718
5.45%, 8/15/34	500,000	253,655
5.95%, 3/15/43	500,000	250,105
Rackspace Technology Global, Inc.
5.38%, 12/1/28(c)	100,000	25,844
Radiate Holdco LLC / Radiate Finance, Inc.
6.50%, 9/15/28(c)	100,000	50,549
Raymond James Financial, Inc.
4.95%, 7/15/46	173,000	153,928
Raytheon Technologies Corp.
3.95%, 8/16/25	174,000	170,887
5.00%, 2/27/26	100,000	100,668
4.45%, 11/16/38	432,000	401,311
4.50%, 6/1/42	169,000	154,539
4.63%, 11/16/48	412,000	377,371
Realty Income Corp.
5.05%, 1/13/26	172,000	171,057
3.25%, 1/15/31	643,000	562,837
Regency Centers LP
3.70%, 6/15/30	552,000	497,755
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/1/26(c)	41,000	30,794
Republic Services, Inc.
3.95%, 5/15/28	100,000	96,408
Rite Aid Corp.
8.00%, 11/15/26(c)	100,000	52,859
ROBLOX Corp.
3.88%, 5/1/30(c)	235,000	201,339
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
4.00%, 10/15/33(c)	500,000	376,920
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	98,751
5.50%, 4/1/28(c)	196,000	180,491
RPM International, Inc.
4.55%, 3/1/29	176,000	166,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Ryder System, Inc.
2.90%, 12/1/26	$100,000	$92,237
5.65%, 3/1/28	100,000	100,990
Santander Holdings USA, Inc.
3.45%, 6/2/25	179,000	170,360
4.50%, 7/17/25	175,000	169,340
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	195,000	171,138
Schlumberger Holdings Corp.
4.00%, 12/21/25(c)	173,000	168,267
Schlumberger Investment SA
2.65%, 6/26/30	134,000	118,155
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(c)	247,000	216,920
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(c)	257,000	213,297
Scotts Miracle-Gro Co.
4.50%, 10/15/29	143,000	122,753
Scripps Escrow, Inc.
5.88%, 7/15/27(c)	80,000	61,929
Sealed Air Corp.
4.00%, 12/1/27(c)	100,000	91,834
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(c)	189,000	169,662
Sempra Energy
3.25%, 6/15/27	250,000	233,730
4.00%, 2/1/48	176,000	137,104
Service Corp. International
3.38%, 8/15/30	200,000	166,740
Sherwin-Williams Co.
3.13%, 6/1/24	176,000	171,811
3.45%, 6/1/27	412,000	391,709
Sierra Pacific Power Co.
2.60%, 5/1/26	309,000	291,069
Simon Property Group LP
3.38%, 10/1/24	76,000	73,885
3.50%, 9/1/25	412,000	397,708
2.65%, 7/15/30	570,000	485,931
6.75%, 2/1/40	57,000	62,111
3.25%, 9/13/49	87,000	57,653
3.80%, 7/15/50	79,000	58,301
Sirius XM Radio, Inc.
5.00%, 8/1/27(c)	185,000	168,171
4.13%, 7/1/30(c)	310,000	243,176
3.88%, 9/1/31(c)	335,000	248,959
Sonic Automotive, Inc.
4.88%, 11/15/31(c)	100,000	79,656
Sonoco Products Co.
1.80%, 2/1/25	183,000	171,491
Southaven Combined Cycle Generation LLC
3.85%, 8/15/33	384,925	358,831
Southern California Edison Co.
4.70%, 6/1/27, Series D	168,000	167,170
5.30%, 3/1/28	100,000	101,857
4.00%, 4/1/47	309,000	243,779
Southern California Gas Co.
6.35%, 11/15/52	156,000	172,720
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	111,924
4.40%, 5/30/47	412,000	340,596
Southwest Airlines Co.
5.25%, 5/4/25	169,000	168,218
Southwest Gas Corp.
5.80%, 12/1/27	162,000	165,914
4.05%, 3/15/32	180,000	162,378
Southwestern Electric Power Co.
3.25%, 11/1/51	2,408,000	1,604,161
Spectrum Brands, Inc.
3.88%, 3/15/31(c)	362,000	296,073
Spirit Realty LP
2.10%, 3/15/28	110,000	92,697
3.40%, 1/15/30	100,000	85,117
Sprint LLC
7.63%, 3/1/26	162,000	169,708
SS&C Technologies, Inc.
5.50%, 9/30/27(c)	178,000	170,056
Standard Industries, Inc.
4.38%, 7/15/30(c)	195,000	165,604
Stanley Black & Decker, Inc.
3.40%, 3/1/26	179,000	170,943
4.85%, 11/15/48	100,000	83,588
2.75%, 11/15/50	258,000	150,280
4.00%, 3/15/60, (4.00% fixed rate until 3/15/25; 5-year Constant Maturity Treasury Rate + 2.657% thereafter)(a)	481,000	360,793
Staples, Inc.
10.75%, 4/15/27(c)	100,000	61,632
Starbucks Corp.
2.55%, 11/15/30	669,000	576,183
State Street Corp.
3.55%, 8/18/25	89,000	86,595
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(a)	309,000	290,550
2.65%, 5/19/26	91,000	85,812
2.20%, 3/3/31	47,000	38,080
Steel Dynamics, Inc.
3.45%, 4/15/30	559,000	497,728
Stericycle, Inc.
3.88%, 1/15/29(c)	120,000	106,151
STORE Capital Corp.
4.50%, 3/15/28	190,000	164,323
4.63%, 3/15/29	100,000	86,500
Sun Communities Operating LP
2.70%, 7/15/31	610,000	481,259
Synchrony Financial
4.25%, 8/15/24	100,000	94,943
4.50%, 7/23/25	100,000	93,256
3.70%, 8/4/26	130,000	114,862
3.95%, 12/1/27	100,000	86,582
5.15%, 3/19/29	301,000	269,254
T-Mobile USA, Inc.
3.50%, 4/15/25	178,000	172,648
2.63%, 4/15/26	183,000	170,768
3.88%, 4/15/30	634,000	588,098
5.20%, 1/15/33	162,000	162,220
3.00%, 2/15/41	100,000	72,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 12/31/30(c)	$401,000	$348,505
6.00%, 9/1/31(c)	282,000	241,784
Targa Resources Corp.
4.95%, 4/15/52	193,000	153,609
6.50%, 2/15/53	155,000	152,083
Target Corp.
3.50%, 7/1/24	564,000	555,343
Tempur Sealy International, Inc.
3.88%, 10/15/31(c)	231,000	185,043
Tenet Healthcare Corp.
6.13%, 10/1/28	178,000	168,840
4.38%, 1/15/30	187,000	166,774
Time Warner Cable LLC
4.50%, 9/15/42	412,000	304,917
TJX Cos., Inc.
1.60%, 5/15/31	402,000	327,525
Toyota Motor Credit Corp.
1.35%, 8/25/23	372,000	368,656
1.80%, 2/13/25	412,000	391,738
3.00%, 4/1/25	178,000	172,110
3.05%, 1/11/28	412,000	386,139
Travelers Cos., Inc.
4.00%, 5/30/47	309,000	259,365
2.55%, 4/27/50	609,000	386,197
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.38%, 9/1/25(c)	75,000	59,154
Tronox, Inc.
4.63%, 3/15/29(c)	305,000	247,977
Truist Financial Corp.
2.85%, 10/26/24	309,000	296,396
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	177,000	170,272
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	108,000	107,104
1.13%, 8/3/27	412,000	348,531
TTM Technologies, Inc.
4.00%, 3/1/29(c)	225,000	192,163
Twilio, Inc.
3.88%, 3/15/31	254,000	214,749
Tyco Electronics Group SA
3.45%, 8/1/24	176,000	172,329
Tyson Foods, Inc.
3.55%, 6/2/27	309,000	292,533
U.S. Acute Care Solutions LLC
6.38%, 3/1/26(c)	200,000	169,754
U.S. Bancorp
2.40%, 7/30/24	100,000	96,164
3.15%, 4/27/27, Series X	309,000	288,448
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	190,000	169,548
1.38%, 7/22/30	548,000	417,379
U.S. Steel Corp.
6.65%, 6/1/37	500,000	461,665
UDR, Inc.
3.20%, 1/15/30	790,000	695,808
Union Pacific Corp.
3.00%, 4/15/27	179,000	170,046
3.70%, 3/1/29	160,000	154,366
2.40%, 2/5/30	190,000	166,662
2.89%, 4/6/36	182,000	146,819
3.25%, 2/5/50	207,000	152,673
3.84%, 3/20/60	193,000	150,333
3.80%, 4/6/71	309,000	234,321
United Airlines Pass-Through Trust
3.75%, 3/3/28, Series 2014-2, Class A	371,578	345,902
3.50%, 9/1/31, Series 2018-1, Class AA	253,144	228,032
United Parcel Service, Inc.
2.80%, 11/15/24	412,000	400,085
3.05%, 11/15/27	412,000	391,359
United Rentals North America, Inc.
4.00%, 7/15/30	190,000	166,417
3.75%, 1/15/32	197,000	164,997
UnitedHealth Group, Inc.
3.50%, 6/15/23	412,000	412,087
5.15%, 10/15/25	169,000	171,239
3.85%, 6/15/28	412,000	400,044
2.00%, 5/15/30	241,000	204,623
2.75%, 5/15/40	412,000	305,028
4.25%, 4/15/47	412,000	361,369
5.88%, 2/15/53	140,000	153,306
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/28(c)	177,000	171,924
University of Chicago
2.76%, 4/1/45, Series 20B	105,000	81,163
University of Southern California
3.84%, 10/1/47, Series 2017	100,000	86,540
Univision Communications, Inc.
7.38%, 6/30/30(c)	173,000	161,139
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	694,000	660,292
Valero Energy Corp.
6.63%, 6/15/37	412,000	443,584
Valvoline, Inc.
3.63%, 6/15/31(c)	254,000	209,801
Ventas Realty LP
4.40%, 1/15/29	664,000	626,882
Vericast Corp.
11.00%, 9/15/26(c)	163,005	170,689
Verizon Communications, Inc.
4.33%, 9/21/28	654,000	636,061
1.75%, 1/20/31	143,000	113,016
2.55%, 3/21/31	157,000	131,599
2.36%, 3/15/32	418,000	337,343
4.40%, 11/1/34	681,000	631,696
2.65%, 11/20/40	412,000	282,859
4.75%, 11/1/41	1,237,000	1,140,613
4.13%, 8/15/46	125,000	102,739
4.86%, 8/21/46	675,000	616,768
4.00%, 3/22/50	825,000	657,723
3.55%, 3/22/51	319,000	232,092
3.88%, 3/1/52	100,000	77,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Vertiv Group Corp.
4.13%, 11/15/28(c)	$191,000	$171,245
Viatris, Inc.
2.70%, 6/22/30	67,000	53,822
3.85%, 6/22/40	71,000	47,819
4.00%, 6/22/50	1,314,000	843,785
VICI Properties LP
5.13%, 5/15/32	912,000	852,474
Viking Cruises Ltd.
7.00%, 2/15/29(c)	71,000	62,900
Virginia Electric and Power Co.
6.00%, 5/15/37, Series A	632,000	667,898
Visa, Inc.
2.75%, 9/15/27	364,000	343,409
2.05%, 4/15/30	166,000	143,495
2.70%, 4/15/40	412,000	316,111
3.65%, 9/15/47	46,000	38,987
Vulcan Materials Co.
3.50%, 6/1/30	178,000	160,974
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	832,000	789,876
4.80%, 11/18/44	31,000	25,879
Walmart, Inc.
3.30%, 4/22/24	209,000	206,061
2.85%, 7/8/24	176,000	172,068
3.25%, 7/8/29	176,000	166,489
Walt Disney Co.
1.75%, 1/13/26	412,000	383,943
2.20%, 1/13/28	412,000	374,739
2.65%, 1/13/31	581,000	505,394
3.50%, 5/13/40	1,237,000	1,016,245
3.60%, 1/13/51	176,000	135,738
Warnermedia Holdings, Inc.
5.39%, 3/15/62	2,940,000	2,291,848
Washington University
4.35%, 4/15/2122	139,000	114,271
Waste Connections, Inc.
4.20%, 1/15/33	172,000	162,241
Waste Management, Inc.
1.15%, 3/15/28	412,000	351,148
2.00%, 6/1/29	100,000	86,302
1.50%, 3/15/31	309,000	246,134
Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	825,000	776,383
3.00%, 10/23/26	594,000	554,511
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	412,000	387,152
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	165,000	142,862
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	562,404
5.61%, 1/15/44	568,000	542,968
4.90%, 11/17/45	412,000	359,388
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	156,480
Wells Fargo Bank NA
6.60%, 1/15/38	309,000	341,269
Welltower OP LLC
4.00%, 6/1/25	175,000	169,792
2.80%, 6/1/31	179,000	148,183
4.95%, 9/1/48	100,000	88,800
Western Digital Corp.
4.75%, 2/15/26	748,000	714,026
Western Midstream Operating LP
4.75%, 8/15/28	176,000	166,834
6.15%, 4/1/33	165,000	164,691
5.30%, 3/1/48	690,000	565,524
Westlake Corp.
3.13%, 8/15/51	246,000	152,117
Weyerhaeuser Co.
4.00%, 11/15/29	176,000	164,011
7.38%, 3/15/32	498,000	559,891
Williams Cos., Inc.
2.60%, 3/15/31	516,000	426,928
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	155,000	138,548
WMG Acquisition Corp.
3.75%, 12/1/29(c)	100,000	86,108
3.00%, 2/15/31(c)	224,000	180,764
WP Carey, Inc.
2.40%, 2/1/31	589,000	472,885
WRKCo, Inc.
4.90%, 3/15/29	968,000	945,175
XPO CNW, Inc.
6.70%, 5/1/34	495,000	471,497
Ziff Davis, Inc.
4.63%, 10/15/30(c)	100,000	85,344
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	100,000	83,725
Zoetis, Inc.
2.00%, 5/15/30	157,000	131,175
3.00%, 5/15/50	412,000	284,107
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
3.88%, 2/1/29(c)	200,000	173,474

Total United States		310,000,228

TOTAL CORPORATE BONDS (Cost: $416,675,102)		407,191,178

FOREIGN GOVERNMENT AGENCIES - 1.0%

Canada - 0.6%
Ontario Teachers’ Finance Trust
0.38%, 9/29/23(c)	1,237,000	1,216,540
1.63%, 9/12/24(c)	825,000	789,698
Province of Alberta Canada
2.95%, 1/23/24	2,062,000	2,030,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Province of British Columbia Canada
2.25%, 6/2/26	$999,000	$942,996
Province of Ontario Canada
1.05%, 4/14/26	990,000	903,682
1.13%, 10/7/30	960,000	781,066
Province of Quebec Canada
0.60%, 7/23/25	187,000	172,491

Total Canada		6,836,904

Hong Kong - 0.1%
Airport Authority
4.88%, 1/12/33(c)	525,000	542,141

India - 0.1%
Export-Import Bank of India
3.88%, 2/1/28(d)	575,000	547,515
2.25%, 1/13/31(d)	200,000	163,376

Total India		710,891

South Korea - 0.2%
Export-Import Bank of Korea
4.00%, 1/14/24	412,000	408,556
2.38%, 4/21/27	875,000	808,911
Korea Development Bank
1.00%, 9/9/26	412,000	362,844
4.38%, 2/15/28	1,000,000	995,640

Total South Korea		2,575,951

United Arab Emirates - 0.0%
Finance Department Government of Sharjah
6.50%, 11/23/32(c)	304,000	309,828

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $10,951,620)		10,975,715

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%

Argentina - 0.0%
Argentine Republic Government International Bond
0.50%, 7/9/30(a)	377,000	99,607
1.50%, 7/9/35(a)	492,000	115,384

Total Argentina		214,991

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28(d)	875,000	887,749

Brazil - 0.1%
Brazilian Government International Bond
3.88%, 6/12/30	1,099,000	978,176
5.00%, 1/27/45	200,000	154,858

Total Brazil		1,133,034

Chile - 0.1%
Chile Government International Bond
2.45%, 1/31/31	516,000	449,457
3.50%, 1/31/34	1,125,000	997,132

Total Chile		1,446,589

Colombia - 0.1%
Colombia Government International Bond
7.50%, 2/2/34	970,000	934,692
5.00%, 6/15/45	300,000	200,457

Total Colombia		1,135,149

Costa Rica - 0.0%
Costa Rica Government International Bond
6.13%, 2/19/31(d)	225,000	225,463

Dominican Republic - 0.1%
Dominican Republic International Bond
6.00%, 2/22/33(d)	806,000	736,394

Ecuador - 0.0%
Ecuador Government International Bond
5.50%, 7/31/30(a)(d)	200,000	97,376

Egypt - 0.0%
Egypt Government International Bond
5.88%, 2/16/31(d)	565,000	305,676

Hong Kong - 0.1%
Hong Kong Government International Bond
4.50%, 1/11/28(c)	525,000	534,382

Hungary - 0.0%
Hungary Government International Bond
5.50%, 6/16/34(d)	500,000	479,760

Indonesia - 0.3%
Indonesia Government International Bond
1.85%, 3/12/31	212,000	173,810
4.65%, 9/20/32	1,950,000	1,939,743
4.85%, 1/11/33	612,000	620,495
4.35%, 1/11/48	412,000	365,407

Total Indonesia		3,099,455

Israel - 0.1%
Israel Government International Bond
4.50%, 1/17/33	550,000	542,234

Italy - 0.1%
Republic of Italy Government International Bond
1.25%, 2/17/26	987,000	887,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
Kenya - 0.0%
Republic of Kenya Government International Bond
7.25%, 2/28/28(d)	$200,000	$167,436

Mexico - 0.4%
Mexico Government International Bond
2.66%, 5/24/31	619,000	515,732
6.35%, 2/9/35	2,350,000	2,479,673
4.75%, 3/8/44	2,062,000	1,747,566

Total Mexico		4,742,971

Morocco - 0.0%
Morocco Government International Bond
3.00%, 12/15/32(d)	200,000	158,292

Nigeria - 0.0%
Nigeria Government International Bond
7.14%, 2/23/30(d)	425,000	338,542

Oman - 0.0%
Oman Government International Bond
6.25%, 1/25/31(d)	506,000	513,742

Panama - 0.2%
Panama Government International Bond
7.13%, 1/29/26	200,000	211,822
2.25%, 9/29/32	275,000	211,362
6.40%, 2/14/35	1,400,000	1,466,304
3.87%, 7/23/60	412,000	269,489

Total Panama		2,158,977

Peru - 0.3%
Peruvian Government International Bond
3.00%, 1/15/34	1,575,000	1,290,728
6.55%, 3/14/37	1,650,000	1,810,941

Total Peru		3,101,669

Philippines - 0.4%
Philippine Government International Bond
6.38%, 1/15/32	1,650,000	1,850,590
5.61%, 4/13/33	2,025,000	2,168,046

Total Philippines		4,018,636

Poland - 0.1%
Republic of Poland Government Bond
3.25%, 4/6/26	412,000	400,415
5.75%, 11/16/32	275,000	292,468

Total Poland		692,883

Qatar - 0.1%
Qatar Government International Bond
3.75%, 4/16/30(d)	1,325,000	1,289,742

Romania - 0.0%
Romanian Government International Bond
6.00%, 5/25/34(d)	400,000	394,276

Saudi Arabia - 0.3%
Saudi Government International Bond
2.50%, 2/3/27(d)	225,000	210,519
3.63%, 3/4/28(d)	225,000	216,605
2.25%, 2/2/33(d)	3,050,000	2,485,506
4.88%, 7/18/33(d)	650,000	656,039

Total Saudi Arabia		3,568,669

South Africa - 0.1%
Republic of South Africa Government International Bond
5.88%, 4/20/32	1,030,000	890,177

Turkey - 0.2%
Turkey Government International Bond
4.75%, 1/26/26	400,000	358,688
5.25%, 3/13/30	2,149,000	1,715,719

Total Turkey		2,074,407

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 4/16/30(d)	767,000	720,175
3.13%, 9/30/49(d)	200,000	146,818
3.88%, 4/16/50(d)	200,000	167,720

Total United Arab Emirates		1,034,713

Uruguay - 0.2%
Uruguay Government International Bond
4.50%, 8/14/24	824,903	826,701
5.75%, 10/28/34	1,025,000	1,122,426

Total Uruguay		1,949,127

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $39,139,793)		38,819,913

SUPRANATIONAL BONDS - 0.3%
African Development Bank
4.38%, 11/3/27	164,000	166,588
Asian Development Bank
0.63%, 10/8/24	400,000	378,100
European Investment Bank
2.25%, 6/24/24	177,000	171,955
1.63%, 3/14/25	181,000	171,966
0.63%, 7/25/25	359,000	332,484
Inter-American Development Bank
0.25%, 11/15/23	619,000	604,905
0.63%, 7/15/25	990,000	916,968
3.20%, 8/7/42	412,000	352,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
International Bank for Reconstruction & Development
1.50%, 8/28/24	$180,000	$172,721
2.50%, 7/29/25, Series GDIF	178,000	171,471
3.13%, 6/15/27	173,000	167,395
International Finance Corp.
0.75%, 10/8/26	191,000	171,245

TOTAL SUPRANATIONAL BONDS (Cost: $3,807,646)		3,778,499

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%

United States - 3.2%
Bank
2.93%, 2/15/55, Series 2022-BNK39, Class A4	329,961	280,668
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,721,198
3.79%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,109,288
Bank of America Merrill Lynch Commercial Mortgage Trust
3.75%, 2/15/50, Series 2017-BNK3, Class AS	1,031,129	950,332
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,552,878
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,649,816
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	497,375
4.45%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	2,037,628
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	418,151
BX Trust
7.51%, 8/15/39, Series 2022-PSB, Class A^(a)(c)	935,299	934,131
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	200,000	184,455
Citigroup Commercial Mortgage Trust
4.02%, 3/11/47, Series 2014-GC19, Class A4	1,237,354	1,219,811
COMM Mortgage Trust
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	517,256
Commercial Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	107,176
DBJPM Mortgage Trust
4.20%, 5/10/49, Series 2016-C1, Class B^(a)	570,000	499,813
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.67%, 3/25/26, Series K055, Class A2	200,000	190,802
3.19%, 7/25/27, Series K067, Class A2	750,000	718,106
3.42%, 2/25/29, Series K090, Class A2	1,000,000	957,440
3.51%, 3/25/29, Series K091, Class A2	1,000,000	961,431
1.38%, 7/25/30, Series K116, Class A2	1,000,000	820,328
1.50%, 10/25/30, Series K120, Class A2	1,000,000	821,679
2.11%, 1/25/31, Series K127, Class A2	1,000,000	854,870
2.13%, 11/25/31, Series K136, Class A2	1,000,000	843,743
2.25%, 1/25/32, Series K140, Class A2	1,000,000	849,449
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,048,733
2.25%, 2/25/32, Series K141, Class A2	1,000,000	849,562
3.42%, 4/25/32, Series K154, Class A2	1,000,000	954,651
2.92%, 6/25/32, Series K146, Class A2	1,000,000	894,111
3.00%, 6/25/32, Series K147, Class A2^(a)	1,000,000	899,254
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	935,755
2.36%, 10/25/36, Series K1522, Class A2	250,000	193,107
FREMF Mortgage Trust
3.61%, 4/25/48, Series 2015-K45, Class B^(a)(c)	100,000	96,231
4.05%, 4/25/48, Series 2016-K54, Class B(c)	590,000	564,425
Government National Mortgage Association
3.40%, 2/16/47, Series 2014-50, Class C	778,931	757,586
3.50%, 3/16/47, Series 2011-127, Class C^(a)	258,506	246,121
3.40%, 12/16/49, Series 2014-150, Class C	234,804	232,292
JPMBB Commercial Mortgage Securities Trust
3.78%, 8/15/47, Series 2014-C21, Class A5	88,000	85,445
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,117,707
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	618,693
Morgan Stanley Bank of America Merrill Lynch Trust
4.20%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	357,252
Morgan Stanley Capital I Trust
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,731,666
MSCG Trust
3.46%, 6/7/35, Series 2015-ALDR, Class A2^(a)(c)	412,000	385,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

Investments	Principal Amount	Value
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	$412,451	$386,415
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	664,839	631,691
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	96,203
WFRBS Commercial Mortgage Trust
4.16%, 12/15/46, Series 2013-C18, Class A5^(a)	1,833,347	1,805,808

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $36,153,910)		35,585,888

MUNICIPAL BONDS - 0.9%

United States - 0.9%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	1,440,000	1,538,696
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	1,413,000	1,718,915
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	965,729
State of California
7.55%, 4/1/39	1,790,000	2,260,377
State of Connecticut
5.85%, 3/15/32, Series A	1,330,000	1,429,998
State of Washington
5.14%, 8/1/40, Series F	1,610,000	1,663,576

TOTAL MUNICIPAL BONDS (Cost: $9,910,834)		9,577,291

ASSET-BACKED SECURITIES - 1.1%

United States - 1.1%
Ally Auto Receivables Trust
1.92%, 1/15/25, Series 2019-4, Class A4	242,360	242,036
American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	500,000	485,966
3.75%, 8/15/27, Series 2022-3, Class A	260,000	254,223
BA Credit Card Trust
5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,515,764
BMW Vehicle Lease Trust
0.33%, 12/26/24, Series 2021-2, Class A3	222,435	219,124
CarMax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	300,000	277,326
Discover Card Execution Note Trust
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,947,604
Exeter Automobile Receivables Trust
0.98%, 6/15/26, Series 2021-2A, Class C	657,324	638,582
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	311,785	298,842
0.54%, 5/17/27, Series 2021-1, Class A4	412,000	383,933
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	555,803
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	384,135
Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	378,508	363,382
Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	650,000	620,859
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	306,375
Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	412,000	391,702
Volkswagen Auto Loan Enhanced Trust
1.02%, 6/22/26, Series 2021-1, Class A3	412,000	395,017
World Omni Auto Receivables Trust
1.23%, 11/17/25, Series 2020-A, Class A4	1,000,000	968,307
0.81%, 10/15/26, Series 2021-D, Class A3	600,000	572,798

TOTAL ASSET-BACKED SECURITIES (Cost: $11,783,924)		11,821,778

TOTAL INVESTMENTS IN SECURITIES - 98.6% (Cost: $1,102,148,986)		1,083,587,058
Other Assets less Liabilities - 1.4%		15,013,637

NET ASSETS - 100.0%		$1,098,600,695

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

May 31, 2023

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	The London Interbank Offered Rate (“LIBOR”) has been replaced by the Secured Overnight Financing Rate (“SOFR”) on June 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	49	9/20/23	$(6,288,844)	$(56,273)
Ultra 10 Year U.S. Treasury Note	158	9/20/23	(19,031,594)	(93,026)

			$(25,320,438)	$(149,299)

Long Exposure
2 Year U.S. Treasury Note	9	9/29/23	$1,852,453	$(3,938)
5 Year U.S. Treasury Note	121	9/29/23	13,198,453	(24,578)
10 Year U.S. Treasury Note	95	9/20/23	10,874,532	7,422
U.S. Treasury Ultra Long Term Bond	86	9/20/23	11,771,250	163,279

			$37,696,688	$142,185

Total - Net			$12,376,250	$(7,114)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$231,975,818	$—	$231,975,818
U.S. Government Obligations	—	333,860,978	—	333,860,978
Corporate Bonds	—	407,191,178	—	407,191,178
Foreign Government Agencies	—	10,975,715	—	10,975,715
Foreign Government Obligations	—	38,819,913	—	38,819,913
Supranational Bonds	—	3,778,499	—	3,778,499
Commercial Mortgage-Backed Securities	—	35,585,888	—	35,585,888
Municipal Bonds	—	9,577,291	—	9,577,291
Asset-Backed Securities	—	11,821,778	—	11,821,778

Total Investments in Securities	$—	$1,083,587,058	$—	$1,083,587,058

Financial Derivative Instruments
Futures Contracts[1]	$170,701	$—	$—	$170,701
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(177,815)	$—	$—	$(177,815)

Total - Net	$(7,114)	$1,083,587,058	$—	$1,083,579,944

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 24.3%

Federal Farm Credit Bank - 0.5%
2.02%, 4/1/31	$2,000,000	$1,667,380
1.79%, 6/22/35	500,000	364,915
1.65%, 7/23/35	1,500,000	1,070,760
1.95%, 8/13/40	1,490,000	956,714

Total Federal Farm Credit Bank		4,059,769

Federal Home Loan Bank - 0.9%
3.25%, 11/16/28	900,000	876,213
5.50%, 7/15/36	6,500,000	7,462,780

Total Federal Home Loan Bank		8,338,993

Federal Home Loan Mortgage Corporation - 3.2%
6.75%, 9/15/29, Series GDIF	280,000	324,576
2.50%, 4/1/30	1,339,389	1,257,481
3.00%, 5/1/30	338,262	326,198
6.75%, 3/15/31	2,250,000	2,682,675
6.25%, 7/15/32	1,279,000	1,513,415
3.00%, 1/1/33	1,046,627	998,301
3.00%, 5/1/33	1,411,933	1,344,272
4.00%, 11/1/33	13,218	13,023
6.50%, 3/1/36	123,639	129,173
5.00%, 6/1/37	1,140	1,162
4.36%, 11/15/38(a)	4,000,000	2,014,140
5.50%, 2/1/40	4,692	4,876
5.00%, 3/1/41	144,279	147,039
5.50%, 6/1/41	2,168	2,254
5.00%, 7/1/41	4,020	4,101
4.50%, 5/1/42	59,667	59,269
3.00%, 7/1/43	566,135	516,824
3.50%, 1/1/44	449,449	422,853
3.50%, 8/1/45	317,212	297,344
4.00%, 9/1/45	44,698	43,125
4.00%, 10/1/45	47,339	45,726
4.00%, 12/1/45	82,083	79,195
4.50%, 4/1/46	294,670	292,878
3.00%, 6/1/46	40,321	36,509
3.00%, 9/1/46	124,234	113,413
3.50%, 9/1/46	69,116	64,378
3.00%, 10/1/46	52,699	47,798
3.50%, 11/1/46	9,632	8,972
4.50%, 11/1/46	128,398	127,496
4.00%, 1/1/47	81,462	78,252
3.00%, 4/1/47	283,939	256,802
3.50%, 4/1/47	112,141	104,305
4.00%, 5/1/47	47,378	45,454
3.50%, 9/1/47	111,551	103,874
4.00%, 10/1/47	216,248	207,232
4.50%, 10/1/47	33,999	33,540
3.50%, 11/1/47	259,521	241,506
4.00%, 9/1/48	47,171	45,230
5.00%, 3/1/49	12,385	12,399
4.50%, 5/1/49	58,306	57,198
4.00%, 7/1/49	473,364	455,856
4.50%, 7/1/49	29,889	29,321
3.50%, 8/1/49	297,976	275,986
2.50%, 9/1/49	652,138	563,381
3.00%, 10/1/49	544,280	489,728
5.00%, 10/1/49	446,483	446,485
5.50%, 10/1/49	200,153	205,876
3.00%, 2/1/50	388,359	347,324
3.00%, 5/1/50	57,847	51,744
2.50%, 6/1/50	649,938	557,893
2.50%, 7/1/50	250,835	217,679
2.50%, 1/1/51	769,158	660,169
4.50%, 1/1/51	74,760	73,340
1.50%, 2/1/51	440,519	344,074
1.50%, 4/1/51	467,933	366,482
2.00%, 4/1/51	1,023,772	843,434
2.00%, 5/1/51	787,277	648,536
2.50%, 5/1/51	484,525	414,270
2.50%, 9/1/51	868,331	743,499
3.50%, 10/1/51	441,616	406,196
2.00%, 11/1/51	2,943,398	2,421,027
3.50%, 12/1/51	368,687	339,002
3.50%, 1/1/52	251,675	231,370
2.50%, 2/1/52	921,688	789,421
3.00%, 4/1/52	187,749	166,806
3.00%, 6/1/52	428,346	380,200
3.50%, 6/1/52	71,087	65,225
4.50%, 7/1/52	47,243	45,713
4.50%, 8/1/52	450,070	435,507
4.50%, 9/1/52	932,875	902,765
5.00%, 9/1/52	23,933	23,656
4.50%, 10/1/52	471,875	457,359
5.00%, 10/1/52	23,836	23,471
5.00%, 11/1/52	144,436	142,229

Total Federal Home Loan Mortgage Corporation		28,669,282

Federal National Mortgage Association - 6.2%
4.00%, 9/1/25	283,557	278,769
1.88%, 9/24/26	60,000	55,999
0.75%, 10/8/27	60,000	52,709
2.50%, 11/1/30	210,732	197,839
6.63%, 11/15/30	395,000	464,891
2.50%, 1/1/32	494,897	464,619
2.50%, 2/1/32	85,367	79,997
3.00%, 5/1/32	143,181	136,572
2.50%, 6/1/32	608,431	570,158
3.00%, 11/1/32	139,302	132,872
6.00%, 12/1/32	186,881	191,408
2.50%, 1/1/33	205,703	193,564
5.50%, 10/1/35	21,524	22,240
5.50%, 4/1/37	104,393	107,331
5.63%, 7/15/37	2,830,000	3,304,761
5.00%, 5/1/38	7,060	7,195
5.50%, 6/1/38	57,401	59,601
6.21%, 8/6/38	500,000	608,545
5.50%, 11/1/38	1,450	1,506
5.00%, 9/1/39	119,249	121,666
6.00%, 7/1/41	227,462	240,509
4.00%, 10/1/41	486,650	473,429
4.00%, 11/1/41	48,449	46,819
4.50%, 1/1/42	96,829	96,112
6.00%, 1/1/42	181,205	191,598
4.00%, 9/1/42	176,276	171,487
2.50%, 2/1/43	140,632	124,216
2.50%, 5/1/43	45,157	39,881
3.50%, 7/1/43	282,813	266,293
3.00%, 8/1/43	333,031	303,697
3.00%, 9/1/43	393,202	358,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
4.50%, 9/1/43	$13,943	$13,840
3.50%, 10/1/43	106,892	100,393
4.50%, 5/1/44	21,781	21,626
4.00%, 6/1/44	32,106	31,038
4.00%, 7/1/44	211,851	204,574
4.50%, 2/1/45	34,832	34,583
3.50%, 6/1/45	2,766	2,584
4.00%, 6/1/45	292,449	282,403
4.00%, 9/1/45	34,663	33,444
3.00%, 12/1/45	40,296	36,462
4.00%, 1/1/46	74,060	71,517
3.50%, 2/1/46	29,517	27,636
3.50%, 5/1/46	109,960	102,303
3.00%, 6/1/46	33,566	30,358
4.00%, 7/1/46	32,865	31,534
2.50%, 9/1/46	16,349	14,268
2.50%, 10/1/46	20,412	17,813
3.00%, 10/1/46	195,815	177,099
3.00%, 11/1/46	73,977	66,906
2.50%, 12/1/46	36,985	32,276
3.00%, 12/1/46	102,948	93,108
3.50%, 12/1/46	397,161	369,505
2.50%, 1/1/47	45,261	39,498
3.50%, 1/1/47	99,757	92,810
5.50%, 1/1/47	200,994	206,857
3.00%, 5/1/47	512,285	465,574
4.50%, 5/1/47	230,827	229,179
4.00%, 6/1/47	154,269	148,534
3.50%, 7/1/47	869,045	817,667
4.00%, 7/1/47	107,684	103,211
5.00%, 7/1/47	127,898	130,340
4.00%, 8/1/47	76,873	73,667
4.00%, 9/1/47	106,838	102,383
4.50%, 9/1/47	100,726	99,251
4.00%, 10/1/47	414,668	397,376
3.50%, 1/1/48	137,859	128,224
4.50%, 1/1/48	56,853	56,020
3.00%, 2/1/48	85,775	77,570
3.50%, 2/1/48	432,267	402,055
5.00%, 5/1/48	46,041	46,041
3.00%, 8/1/48	359,073	326,332
4.00%, 9/1/48	223,251	214,597
5.00%, 10/1/48	382,740	390,499
3.00%, 11/1/48	901,464	815,689
3.50%, 11/1/48	524,068	487,439
5.00%, 3/1/49	8,052	8,052
4.00%, 4/1/49	11,408	10,907
4.00%, 5/1/49	7,774	7,433
4.50%, 5/1/49	123,079	120,739
3.50%, 6/1/49	179,816	167,248
3.50%, 7/1/49	59,608	55,209
3.00%, 10/1/49	429,891	384,468
3.00%, 12/1/49	423,765	378,990
3.00%, 3/1/50	660,155	591,234
4.00%, 3/1/50	471,602	451,696
5.00%, 3/1/50	92,333	92,268
4.50%, 4/1/50	483,415	475,395
2.50%, 5/1/50	1,962,359	1,702,605
3.50%, 5/1/50	507,883	474,834
2.00%, 7/1/50	819,940	682,581
3.50%, 7/1/50	161,212	150,547
3.00%, 8/1/50	639,413	571,354
2.00%, 9/1/50	2,144,663	1,772,806
2.00%, 10/1/50	2,313,278	1,930,134
1.50%, 11/1/50	263,467	205,793
3.00%, 11/1/50	318,149	286,381
4.00%, 11/1/50	362,222	348,015
1.50%, 12/1/50	1,438,264	1,123,426
2.00%, 12/1/50	4,985,201	4,119,504
2.00%, 1/1/51	265,603	219,386
2.50%, 2/1/51	615,055	533,036
2.00%, 3/1/51	2,119,360	1,751,337
2.00%, 4/1/51	1,610,817	1,324,697
2.50%, 5/1/51	2,019,652	1,727,184
2.00%, 7/1/51	231,346	191,205
2.50%, 8/1/51	609,884	524,553
2.00%, 9/1/51	1,879,333	1,548,388
2.50%, 9/1/51	181,052	155,025
2.00%, 10/1/51	2,002,729	1,651,259
2.50%, 10/1/51	2,053,468	1,759,478
3.00%, 11/1/51	679,764	605,838
2.00%, 12/1/51	230,740	191,086
2.50%, 12/1/51	499,255	427,885
2.50%, 1/1/52	1,139,271	978,498
3.00%, 1/1/52	102,504	90,979
2.50%, 2/1/52	2,241,998	1,922,864
3.00%, 2/1/52	1,663,519	1,483,019
2.50%, 3/1/52	1,257,766	1,077,684
3.00%, 3/1/52	157,608	140,430
1.50%, 4/1/52	332,490	259,651
2.50%, 4/1/52	564,490	484,647
3.00%, 5/1/52	686,650	609,580
3.50%, 5/1/52	70,703	64,885
4.00%, 5/1/52	918,318	868,021
3.50%, 6/1/52	374,794	344,178
4.50%, 7/1/52	94,377	91,360
3.50%, 8/1/52	194,052	178,105
4.00%, 8/1/52	239,344	227,103
4.00%, 9/1/52	372,812	352,412
5.00%, 9/1/52	520,439	512,489
5.00%, 10/1/52	190,799	187,884
5.50%, 1/1/53	72,477	72,444
6.00%, 4/1/53	73,305	74,164

Total Federal National Mortgage Association		55,753,307

Government National Mortgage Association - 7.7%
4.00%, 11/20/40	915,049	895,929
3.50%, 12/20/42	834,442	792,309
3.00%, 3/15/43	261,918	236,942
2.50%, 3/20/43	88,042	78,070
3.50%, 3/20/43	706,444	670,021
3.00%, 2/20/45	571,873	524,696
3.50%, 4/20/45	57,728	54,434
3.50%, 11/20/45	998,994	941,998
3.50%, 12/20/45	825,141	778,064
3.50%, 1/20/46	209,907	197,931
3.00%, 2/20/46	231,243	211,962
3.00%, 9/20/46	478,873	438,348
3.50%, 9/20/46	463,138	436,451
4.00%, 10/20/46	1,330,246	1,286,063
3.00%, 1/20/47	235,008	215,120
2.50%, 2/20/47	55,288	49,073
3.00%, 2/20/47	601,609	550,698
4.00%, 6/20/47	579,463	559,263
4.00%, 7/20/47	455,550	439,669
4.50%, 8/20/47	298,136	294,718
3.00%, 9/20/47	411,917	375,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.50%, 10/20/47	$58,917	$55,359
3.00%, 11/20/47	89,579	81,741
3.00%, 12/20/47	362,463	330,751
3.00%, 1/20/48	336,587	307,138
3.50%, 1/20/48	1,047,838	984,554
4.00%, 1/20/48	158,518	152,992
3.00%, 3/20/48	241,871	220,709
3.50%, 3/20/48	536,167	503,094
3.50%, 4/20/48	143,312	134,657
4.00%, 5/20/48	203,660	196,095
4.50%, 5/20/48	754,523	743,141
4.50%, 6/20/48	634,953	625,347
4.00%, 8/20/48	449,271	432,582
4.50%, 8/20/48	149,334	147,075
5.00%, 8/20/48	54,706	54,716
3.50%, 9/20/48	255,774	240,327
3.50%, 1/20/49	15,268	14,345
4.50%, 2/20/49	72,196	71,104
3.50%, 3/20/49	124,172	116,577
4.00%, 3/20/49	570,581	549,385
4.50%, 3/20/49	27,399	26,984
3.00%, 10/20/49	1,944,453	1,766,628
3.00%, 1/20/50	38,846	35,261
3.50%, 1/20/50	341,824	320,624
5.00%, 1/20/50	18,346	18,388
3.00%, 2/20/50	971,449	881,527
3.50%, 3/15/50	428,218	400,876
3.50%, 4/20/50	7,339	6,882
4.00%, 4/20/50	27,050	26,037
2.50%, 5/20/50	334,013	293,785
5.00%, 5/20/50	6,280	6,305
2.50%, 6/20/50	1,515,129	1,332,230
3.00%, 6/20/50	593,088	537,781
3.50%, 6/20/50	230,293	214,859
4.00%, 6/20/50	99,332	95,610
3.00%, 7/20/50	539,418	489,032
2.50%, 8/20/50	330,631	290,535
2.50%, 9/20/50	1,791,653	1,573,878
2.00%, 10/20/50	417,567	355,559
2.50%, 10/20/50	468,661	411,565
2.00%, 11/20/50	2,184,119	1,859,243
2.00%, 12/20/50	344,805	293,432
2.50%, 12/20/50	1,533,240	1,345,597
2.00%, 1/20/51	2,052,967	1,746,584
1.50%, 3/20/51	272,422	220,601
2.00%, 3/20/51	822,770	699,353
2.50%, 4/20/51	465,840	408,047
2.50%, 5/20/51	38,167	33,437
2.50%, 6/20/51	910,728	797,598
3.00%, 7/20/51	872,315	788,883
3.50%, 7/20/51	578,793	538,368
2.00%, 8/20/51	1,194,931	1,014,603
2.50%, 8/20/51	1,073,412	939,476
2.50%, 9/20/51	231,513	202,561
2.00%, 10/20/51	1,193,584	1,012,868
2.50%, 10/20/51	2,243,939	1,962,700
3.50%, 10/20/51	831,321	772,936
2.00%, 11/20/51	2,899,340	2,459,643
2.50%, 11/20/51	1,742,322	1,523,467
3.00%, 11/20/51	1,285,869	1,161,452
2.00%, 12/20/51	2,671,026	2,265,292
2.50%, 12/20/51	335,442	293,307
2.00%, 1/20/52	2,267,841	1,922,790
2.50%, 1/20/52	977,429	854,381
3.00%, 1/20/52	1,031,132	930,789
2.00%, 2/20/52	766,965	650,109
2.50%, 2/20/52	2,731,421	2,386,804
3.50%, 6/20/52	71,687	66,465
4.00%, 6/20/52	72,025	68,518
3.50%, 7/20/52	72,292	67,026
4.50%, 7/20/52	458,308	445,657
4.00%, 8/20/52	194,459	184,814
4.50%, 8/20/52	374,865	364,194
3.50%, 9/20/52	560,907	520,050
4.50%, 9/20/52	503,413	489,083
4.00%, 10/20/52	515,374	489,813
5.00%, 10/20/52	245,038	241,788
2.50%, 11/20/52	191,754	167,786
5.50%, 11/20/52	172,499	172,364
5.00%, 2/20/53	34,720	34,260
4.00%, 3/20/53	74,565	70,954
2.00%, 5/18/53(b)	250,000	211,874
2.50%, 5/18/53(b)	150,000	131,038
3.00%, 6/20/53(b)	1,900,000	1,709,635
3.50%, 6/20/53(b)	450,000	417,350
4.00%, 6/20/53(b)	600,000	570,493
4.50%, 6/20/53(b)	1,500,000	1,457,687
5.00%, 6/20/53(b)	3,075,000	3,034,309
5.50%, 6/20/53(b)	1,800,000	1,798,592
6.00%, 6/20/53(b)	1,500,000	1,513,461

Total Government National Mortgage Association		68,385,204

Tennessee Valley Authority - 4.3%
4.70%, 7/15/33, Series B	2,950,000	3,062,159
4.65%, 6/15/35	3,250,000	3,337,847
5.88%, 4/1/36	4,350,000	4,983,882
6.15%, 1/15/38	170,000	199,776
5.50%, 6/15/38	2,000,000	2,180,260
5.25%, 9/15/39	7,331,000	7,774,965
3.50%, 12/15/42	3,719,000	3,111,576
4.88%, 1/15/48	1,995,000	1,997,294
5.38%, 4/1/56	3,297,000	3,620,568
4.63%, 9/15/60	3,760,000	3,683,559
4.25%, 9/15/65	4,500,000	4,085,415

Total Tennessee Valley Authority		38,037,301

Uniform Mortgage-Backed Securities - 1.5%
3.00%, 3/25/37(b)	6,200,000	5,852,051
2.50%, 5/16/38(b)	5,900,000	5,421,800
4.00%, 5/16/38(b)	300,000	291,945
5.00%, 6/13/53(b)	325,000	320,072
5.50%, 6/13/53(b)	950,000	949,589
6.00%, 6/13/53(b)	350,000	354,100
6.50%, 6/13/53(b)	175,000	179,216
5.50%, 7/13/53(b)	200,000	199,897

Total Uniform Mortgage-Backed Securities		13,568,670

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $247,535,062)		216,812,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 21.7%

U.S. Treasury Bonds - 4.3%
4.50%, 2/15/36	$665,000	$727,292
4.38%, 2/15/38	290,000	311,727
4.50%, 5/15/38	365,000	396,966
3.50%, 2/15/39	85,000	82,277
4.25%, 5/15/39	480,000	507,000
4.50%, 8/15/39	476,000	517,129
4.38%, 11/15/39	525,000	561,258
4.63%, 2/15/40	100,000	110,062
1.13%, 5/15/40	875,000	569,502
4.38%, 5/15/40	165,000	176,125
1.13%, 8/15/40	850,000	548,516
3.88%, 8/15/40	203,000	203,285
1.38%, 11/15/40	860,000	577,409
4.25%, 11/15/40	150,000	157,383
1.88%, 2/15/41	1,300,000	948,594
2.25%, 5/15/41	1,875,000	1,451,953
1.75%, 8/15/41	2,250,000	1,588,887
3.75%, 8/15/41	99,000	96,471
2.00%, 11/15/41	1,250,000	919,727
3.13%, 11/15/41	625,000	555,127
2.38%, 2/15/42	1,350,000	1,056,797
3.13%, 2/15/42	265,000	234,773
3.00%, 5/15/42	225,000	194,871
3.25%, 5/15/42	1,000,000	898,672
3.38%, 8/15/42	1,200,000	1,097,156
4.00%, 11/15/42	1,085,000	1,086,271
3.88%, 2/15/43	650,000	638,320
3.63%, 8/15/43	274,000	259,487
3.75%, 11/15/43	435,000	419,333
3.63%, 2/15/44	240,000	226,650
3.38%, 5/15/44	290,000	263,198
3.13%, 8/15/44	350,000	304,691
3.00%, 11/15/44	500,000	425,703
2.50%, 2/15/45	550,000	427,625
3.00%, 5/15/45	470,000	398,986
2.88%, 8/15/45	305,000	253,031
3.00%, 11/15/45	500,000	423,789
2.50%, 2/15/46	615,000	475,424
2.50%, 5/15/46	560,000	432,469
2.25%, 8/15/46	525,000	385,055
2.88%, 11/15/46	440,000	364,169
3.00%, 2/15/47	390,000	329,702
3.00%, 5/15/47	350,000	296,078
2.75%, 8/15/47	350,000	282,625
2.75%, 11/15/47	460,000	371,486
3.00%, 2/15/48	1,100,000	930,703
3.13%, 5/15/48	625,000	540,967
3.00%, 8/15/48	1,545,000	1,307,698
3.38%, 11/15/48	565,000	512,252
3.00%, 2/15/49	1,030,000	873,247
2.88%, 5/15/49	550,000	455,598
2.25%, 8/15/49	560,000	407,137
2.38%, 11/15/49	550,000	411,039
2.00%, 2/15/50	855,000	585,809
1.25%, 5/15/50	508,000	285,234
1.38%, 8/15/50	1,280,000	742,400
1.63%, 11/15/50	1,600,000	992,375
1.88%, 2/15/51	1,050,000	694,477
2.38%, 5/15/51	950,000	706,637
2.00%, 8/15/51	1,170,000	796,697
1.88%, 11/15/51	1,190,000	783,912
2.25%, 2/15/52	875,000	631,572
2.88%, 5/15/52	1,050,000	870,434
3.00%, 8/15/52	1,000,000	850,781
4.00%, 11/15/52	1,300,000	1,337,578
3.63%, 2/15/53	1,000,000	961,406

Total U.S. Treasury Bonds		38,231,004

U.S. Treasury Notes - 17.4%
2.00%, 6/30/24	144,000	139,278
0.38%, 7/15/24	1,000,000	949,609
1.75%, 7/31/24	1,100,000	1,059,631
2.13%, 7/31/24	576,000	557,134
0.38%, 8/15/24	1,200,000	1,135,992
2.38%, 8/15/24	1,400,000	1,357,672
1.25%, 8/31/24	1,205,000	1,151,458
1.88%, 8/31/24	1,100,000	1,059,287
3.25%, 8/31/24	600,000	587,625
0.38%, 9/15/24	2,100,000	1,982,244
1.50%, 9/30/24	615,000	588,622
2.13%, 9/30/24	894,000	862,570
4.25%, 9/30/24	1,000,000	991,797
0.63%, 10/15/24	1,355,000	1,279,575
1.50%, 10/31/24	1,100,000	1,050,758
2.25%, 10/31/24	310,000	299,235
0.75%, 11/15/24	1,300,000	1,226,926
2.25%, 11/15/24	1,150,000	1,109,480
1.50%, 11/30/24	865,000	824,859
2.13%, 11/30/24	1,000,000	962,578
4.50%, 11/30/24	800,000	796,844
1.00%, 12/15/24	2,100,000	1,984,910
1.75%, 12/31/24	1,525,000	1,457,239
2.25%, 12/31/24	972,000	936,025
4.25%, 12/31/24	2,000,000	1,985,664
1.13%, 1/15/25	1,345,000	1,271,078
1.38%, 1/31/25	1,204,000	1,141,754
2.50%, 1/31/25	750,000	724,424
4.13%, 1/31/25	500,000	495,791
1.50%, 2/15/25	1,325,000	1,258,077
2.00%, 2/15/25	1,150,000	1,101,507
1.13%, 2/28/25	850,000	801,341
2.75%, 2/28/25	1,000,000	969,902
4.63%, 2/28/25	850,000	850,564
1.75%, 3/15/25	1,000,000	952,187
0.50%, 3/31/25	1,275,000	1,186,273
2.63%, 3/31/25	1,202,000	1,162,583
3.88%, 3/31/25	700,000	691,961
2.63%, 4/15/25	1,300,000	1,256,658
0.38%, 4/30/25	1,000,000	925,898
2.88%, 4/30/25	2,000,000	1,941,484
2.13%, 5/15/25	1,375,000	1,315,864
2.75%, 5/15/25	1,350,000	1,307,470
0.25%, 5/31/25	2,000,000	1,842,461
2.88%, 5/31/25	565,000	548,525
2.88%, 6/15/25	2,500,000	2,426,562
0.25%, 6/30/25	1,650,000	1,517,871
2.75%, 6/30/25	311,000	301,099
3.00%, 7/15/25	1,000,000	972,852
0.25%, 7/31/25	2,600,000	2,384,078
2.00%, 8/15/25	1,500,000	1,427,930
3.13%, 8/15/25	1,125,000	1,097,314
0.25%, 8/31/25	1,715,000	1,568,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.75%, 8/31/25	$1,000,000	$967,461
0.25%, 9/30/25	1,972,000	1,801,376
4.25%, 10/15/25	1,000,000	1,000,078
0.25%, 10/31/25	2,000,000	1,820,469
2.25%, 11/15/25	835,000	797,131
4.50%, 11/15/25	1,000,000	1,006,719
0.38%, 11/30/25	1,425,000	1,297,919
2.88%, 11/30/25	1,000,000	969,062
4.00%, 12/15/25	1,000,000	996,094
0.38%, 12/31/25	1,400,000	1,273,727
3.88%, 1/15/26	855,000	849,155
0.38%, 1/31/26	1,746,400	1,583,357
2.63%, 1/31/26	1,000,000	962,539
1.63%, 2/15/26	700,000	655,730
4.00%, 2/15/26	855,000	852,261
0.50%, 2/28/26	1,500,000	1,361,016
0.75%, 3/31/26	1,120,000	1,022,613
2.25%, 3/31/26	215,000	204,712
0.75%, 4/30/26	1,400,000	1,274,055
1.63%, 5/15/26	1,170,000	1,091,391
0.75%, 5/31/26	1,500,000	1,362,012
2.13%, 5/31/26	1,000,000	946,562
0.88%, 6/30/26	1,500,000	1,366,348
1.88%, 6/30/26	850,000	798,037
0.63%, 7/31/26	1,000,000	900,352
1.88%, 7/31/26	570,000	534,175
1.50%, 8/15/26	1,624,000	1,502,073
0.75%, 8/31/26	1,000,000	901,914
1.38%, 8/31/26	335,000	308,475
0.88%, 9/30/26	1,000,000	904,688
1.63%, 9/30/26	100,000	92,738
1.13%, 10/31/26	1,000,000	910,156
2.00%, 11/15/26	1,500,000	1,405,371
1.25%, 11/30/26	1,315,000	1,199,578
1.25%, 12/31/26	1,000,000	911,172
1.75%, 12/31/26	620,000	575,195
1.50%, 1/31/27	2,000,000	1,834,687
2.25%, 2/15/27	500,000	471,348
1.13%, 2/28/27	500,000	451,875
1.88%, 2/28/27	1,250,000	1,161,230
0.63%, 3/31/27	90,000	79,597
2.50%, 3/31/27	2,000,000	1,900,156
0.50%, 4/30/27	300,000	263,320
2.75%, 4/30/27	1,250,000	1,197,559
2.38%, 5/15/27	1,000,000	944,687
0.50%, 5/31/27	460,000	402,662
2.63%, 5/31/27	315,000	300,197
0.50%, 6/30/27	615,000	537,020
3.25%, 6/30/27	1,500,000	1,463,730
0.38%, 7/31/27	1,245,000	1,078,773
2.25%, 8/15/27	595,000	558,022
0.50%, 8/31/27	666,700	579,534
0.38%, 9/30/27	800,000	689,938
4.13%, 9/30/27	250,000	252,500
0.50%, 10/31/27	650,000	562,250
4.13%, 10/31/27	1,000,000	1,010,508
2.25%, 11/15/27	540,000	505,406
0.63%, 11/30/27	1,762,400	1,530,121
3.88%, 11/30/27	1,000,000	1,001,797
0.63%, 12/31/27	1,250,000	1,082,861
3.88%, 12/31/27	800,000	801,406
0.75%, 1/31/28	1,440,000	1,252,800
3.50%, 1/31/28	1,000,000	986,641
2.75%, 2/15/28	650,000	620,344
1.13%, 2/29/28	821,600	726,378
1.25%, 3/31/28	600,000	532,734
1.25%, 4/30/28	850,000	753,512
2.88%, 5/15/28	590,000	565,547
1.25%, 5/31/28	400,000	354,000
1.25%, 6/30/28	1,000,000	883,281
1.00%, 7/31/28	1,000,000	870,156
2.88%, 8/15/28	1,450,000	1,387,129
1.13%, 8/31/28	750,000	655,752
1.25%, 9/30/28	1,500,000	1,317,422
1.38%, 10/31/28	650,000	573,879
3.13%, 11/15/28	800,000	774,000
1.50%, 11/30/28	500,000	443,828
1.38%, 12/31/28	1,000,000	880,547
1.75%, 1/31/29	535,000	480,079
2.63%, 2/15/29	1,000,000	941,016
1.88%, 2/28/29	500,000	451,387
2.38%, 3/31/29	1,200,000	1,112,859
2.88%, 4/30/29	1,000,000	952,852
2.38%, 5/15/29	1,000,000	926,523
2.75%, 5/31/29	360,000	340,566
3.25%, 6/30/29	400,000	388,922
2.63%, 7/31/29	1,000,000	938,516
1.63%, 8/15/29	1,305,000	1,156,046
3.13%, 8/31/29	1,000,000	965,234
3.88%, 9/30/29	400,000	402,719
4.00%, 10/31/29	300,000	304,266
1.50%, 2/15/30	1,000,000	871,016
0.63%, 5/15/30	1,195,000	971,684
0.63%, 8/15/30	700,000	566,289
0.88%, 11/15/30	960,000	789,525
1.13%, 2/15/31	595,000	497,476
1.63%, 5/15/31	1,800,000	1,552,500
1.25%, 8/15/31	1,870,000	1,556,045
1.38%, 11/15/31	1,735,000	1,450,894
1.88%, 2/15/32	1,150,000	999,602
2.88%, 5/15/32	2,175,000	2,046,539
2.75%, 8/15/32	1,500,000	1,395,234
4.13%, 11/15/32	950,000	985,402
3.50%, 2/15/33	1,000,000	988,203
3.38%, 5/15/33	1,000,000	978,672

Total U.S. Treasury Notes		155,433,852

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $207,552,789)		193,664,856

CORPORATE BONDS - 42.6%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	100,000	103,805
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	98,000	109,217
Westpac Banking Corp.
2.89%, 2/4/30, (2.894% fixed rate until 2/4/25; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(c)	300,000	279,930
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(c)	115,000	101,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	$610,000	$470,597
2.96%, 11/16/40	323,000	214,792

Total Australia		1,280,226

Austria - 0.1%
Suzano Austria GmbH
5.00%, 1/15/30	452,000	422,050
3.75%, 1/15/31	340,000	288,912

Total Austria		710,962

Belgium - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	314,000	307,510
4.75%, 1/23/29	615,000	619,803
4.90%, 1/23/31	87,000	89,876

Total Belgium		1,017,189

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	114,341

Brazil - 0.1%
Vale Overseas Ltd.
3.75%, 7/8/30	453,000	400,951
6.88%, 11/21/36	127,000	132,368
Vale SA
5.63%, 9/11/42	100,000	95,607

Total Brazil		628,926

Canada - 1.8%
Bank of Montreal
4.25%, 9/14/24, Series H	500,000	492,115
1.50%, 1/10/25	261,000	245,666
1.85%, 5/1/25	123,000	115,412
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	369,000	330,454
Bank of Nova Scotia
5.25%, 12/6/24	500,000	498,680
4.75%, 2/2/26	500,000	496,445
1.30%, 9/15/26	132,000	116,782
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	260,000	226,803
Barrick Gold Corp.
5.25%, 4/1/42	200,000	197,380
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	83,662
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	25,987
Bell Telephone Co. of Canada / Bell Canada
4.30%, 7/29/49	148,000	122,784
3.20%, 2/15/52, Series US-6	165,000	112,728
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	241,412
Canadian Imperial Bank of Commerce
3.30%, 4/7/25	500,000	481,615
Canadian National Railway Co.
6.90%, 7/15/28	135,000	149,238
Canadian Natural Resources Ltd.
3.85%, 6/1/27	56,000	53,255
2.95%, 7/15/30	65,000	56,255
6.50%, 2/15/37	104,000	107,121
4.95%, 6/1/47	150,000	131,243
Canadian Pacific Railway Co.
1.35%, 12/2/24	93,000	87,608
2.88%, 11/15/29	120,000	107,476
7.13%, 10/15/31	330,000	373,237
4.80%, 9/15/35	95,000	93,837
3.00%, 12/2/41	40,000	32,852
4.30%, 5/15/43	25,000	21,739
3.50%, 5/1/50	69,000	52,133
3.10%, 12/2/51	186,000	128,803
4.20%, 11/15/69	65,000	50,473
6.13%, 9/15/2115	110,000	112,153
Cenovus Energy, Inc.
2.65%, 1/15/32	139,000	112,743
5.25%, 6/15/37	270,000	251,464
3.75%, 2/15/52	110,000	76,284
CGI, Inc.
2.30%, 9/14/31	230,000	181,447
CI Financial Corp.
3.20%, 12/17/30	303,000	227,650
4.10%, 6/15/51	145,000	86,707
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	137,921
Enbridge, Inc.
2.50%, 1/15/25	450,000	430,083
4.25%, 12/1/26	25,000	24,332
3.70%, 7/15/27	55,000	52,489
3.13%, 11/15/29	57,000	51,063
5.70%, 3/8/33	500,000	508,620
4.00%, 11/15/49	200,000	151,542
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	152,447
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	13,002
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	25,000	23,519
Nutrien Ltd.
3.00%, 4/1/25	160,000	152,854
4.00%, 12/15/26	100,000	96,712
4.20%, 4/1/29	142,000	135,349
2.95%, 5/13/30	30,000	26,265
4.13%, 3/15/35	57,000	50,643
5.88%, 12/1/36	95,000	98,518
5.25%, 1/15/45	134,000	123,653
5.80%, 3/27/53	250,000	246,602
Rogers Communications, Inc.
2.95%, 3/15/25(d)	260,000	247,853
3.20%, 3/15/27(d)	500,000	466,070
4.50%, 3/15/43	110,000	91,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
5.00%, 3/15/44	$98,000	$87,627
4.30%, 2/15/48	81,000	62,786
4.35%, 5/1/49	327,000	255,949
4.55%, 3/15/52(d)	59,000	46,940
Royal Bank of Canada
1.60%, 1/21/25	760,000	718,048
4.95%, 4/25/25	500,000	497,200
6.00%, 11/1/27	760,000	788,074
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	71,704
6.80%, 5/15/38	93,000	98,935
6.50%, 6/15/38	265,000	276,639
4.00%, 11/15/47	72,000	55,082
Teck Resources Ltd.
6.00%, 8/15/40	6,000	5,848
TELUS Corp.
3.70%, 9/15/27	130,000	124,583
4.60%, 11/16/48	120,000	102,607
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	85,243
Toronto-Dominion Bank
4.29%, 9/13/24	510,000	502,391
3.77%, 6/6/25	500,000	486,150
4.11%, 6/8/27	157,000	151,306
4.69%, 9/15/27	210,000	206,231
4.46%, 6/8/32	250,000	236,532
TransCanada PipeLines Ltd.
6.20%, 3/9/26	500,000	501,105
4.75%, 5/15/38	460,000	416,277
7.25%, 8/15/38	175,000	196,023
6.10%, 6/1/40	70,000	70,942
5.10%, 3/15/49	188,000	171,746

Total Canada		15,778,199

Chile - 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	205,000	189,602
Enel Chile SA
4.88%, 6/12/28	120,000	116,980

Total Chile		306,582

China - 0.1%
NXP BV / NXP Funding LLC
5.35%, 3/1/26	139,000	139,184
5.55%, 12/1/28	57,000	57,489
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/26	95,000	91,712
4.30%, 6/18/29	237,000	223,422
2.65%, 2/15/32	510,000	412,702
3.13%, 2/15/42	100,000	69,498

Total China		994,007

France - 0.2%
AXA SA
8.60%, 12/15/30	200,000	241,796
Lafarge SA
7.13%, 7/15/36	190,000	208,441
Orange SA
9.00%, 3/1/31	342,000	425,387
5.50%, 2/6/44	145,000	148,664
Sanofi
3.63%, 6/19/28	122,000	119,216
TotalEnergies Capital International SA
2.83%, 1/10/30	225,000	202,988
TotalEnergies Capital SA
3.88%, 10/11/28	193,000	188,395

Total France		1,534,887

Germany - 0.3%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(c)	510,000	485,484
4.10%, 1/13/26	250,000	232,553
6.12%, 7/14/26, (6.119% fixed rate until 7/14/25; Secured Overnight Financing Rate + 3.91% thereafter)(c)	500,000	493,590
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	585,000	487,656
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	245,000	184,105
Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	404,635
9.25%, 6/1/32	133,000	170,027
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(a)	177,000	101,941
Mercedes-Benz Finance North America LLC
8.50%, 1/18/31	168,000	210,995

Total Germany		2,770,986

Hong Kong - 0.0%
Prudential Funding Asia PLC
3.13%, 4/14/30	91,000	81,130

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/24	485,000	455,672
1.75%, 10/29/24, Series 3NC1	450,000	421,897
3.65%, 7/21/27	210,000	192,862
3.00%, 10/29/28	384,000	333,132
3.30%, 1/30/32	612,000	497,036
3.40%, 10/29/33	295,000	235,026

Total Ireland		2,135,625

Japan - 1.0%
Honda Motor Co. Ltd.
2.27%, 3/10/25	250,000	238,747
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	400,000	377,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
5.06%, 9/12/25, (5.063% fixed rate until 9/12/24; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(c)	$500,000	$495,835
3.84%, 4/17/26, (3.837% fixed rate until 4/17/25; 1-year Constant Maturity Treasury Rate + 1.125% thereafter)(c)	500,000	484,525
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(c)	400,000	354,308
3.29%, 7/25/27	255,000	238,777
3.74%, 3/7/29	226,000	210,752
3.20%, 7/18/29	235,000	209,597
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(c)	280,000	224,599
Mizuho Financial Group, Inc.
2.84%, 7/16/25, (2.839% fixed rate until 7/16/24; Secured Overnight Financing Rate + 1.242% thereafter)(c)	400,000	385,944
4.02%, 3/5/28	200,000	190,358
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; Secured Overnight Financing Rate + 1.532% thereafter)(c)	240,000	190,294
2.26%, 7/9/32, (2.26% fixed rate until 7/9/31; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	200,000	158,712
Nomura Holdings, Inc.
2.65%, 1/16/25	596,000	565,354
5.71%, 1/9/26	500,000	500,225
3.10%, 1/16/30	414,000	354,752
ORIX Corp.
3.70%, 7/18/27	90,000	85,675
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	250,000	241,800
1.47%, 7/8/25	590,000	543,307
5.46%, 1/13/26	500,000	502,225
1.40%, 9/17/26	500,000	442,250
5.52%, 1/13/28	200,000	203,416
3.54%, 1/17/28	105,000	98,260
3.04%, 7/16/29	410,000	362,612
3.20%, 9/17/29	246,000	216,512
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	366,000	367,768
2.05%, 3/31/30	350,000	292,498
3.03%, 7/9/40	205,000	153,371
3.18%, 7/9/50	260,000	179,855

Total Japan		8,870,032

Luxembourg - 0.0%
ArcelorMittal SA
6.80%, 11/29/32	166,000	171,629
6.75%, 3/1/41	125,000	125,638

Total Luxembourg		297,267

Mexico - 0.1%
America Movil SAB de CV
3.63%, 4/22/29	439,000	406,369
Grupo Televisa SAB
6.63%, 1/15/40	360,000	376,445

Total Mexico		782,814

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.75%, 7/21/26	425,000	399,950
5.25%, 8/4/45	270,000	251,470
ING Groep NV
3.87%, 3/28/26, (3.869% fixed rate until 3/28/25; Secured Overnight Financing Rate + 1.64% thereafter)(c)	500,000	482,620
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	40,000	40,936

Total Netherlands		1,174,976

Norway - 0.0%
Equinor ASA
3.25%, 11/18/49	279,000	206,974
3.70%, 4/6/50	190,000	153,385

Total Norway		360,359

Peru - 0.1%
Southern Copper Corp.
6.75%, 4/16/40	210,000	228,148
5.88%, 4/23/45	221,000	224,702

Total Peru		452,850

Spain - 0.3%
Banco Santander SA
3.50%, 3/24/25	400,000	386,068
5.15%, 8/18/25	800,000	791,112
2.75%, 12/3/30	410,000	321,198
Telefonica Emisiones SA
4.10%, 3/8/27	120,000	116,136
7.05%, 6/20/36	135,000	147,314
4.67%, 3/6/38	170,000	143,529
5.52%, 3/1/49	235,000	204,746
Telefonica Europe BV
8.25%, 9/15/30	100,000	117,085

Total Spain		2,227,188

Switzerland - 0.2%
Credit Suisse AG
7.95%, 1/9/25	500,000	507,245
1.25%, 8/7/26	250,000	214,668
7.50%, 2/15/28	250,000	265,895
Credit Suisse Group AG
4.55%, 4/17/26	370,000	349,720
4.88%, 5/15/45	225,000	191,250

Total Switzerland		1,528,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
United Kingdom - 1.9%
AstraZeneca Finance LLC
1.20%, 5/28/26	$100,000	$90,581
4.88%, 3/3/28	500,000	506,880
Barclays PLC
2.85%, 5/7/26, (2.852% fixed rate until 5/7/25; Secured Overnight Financing Rate + 2.714% thereafter)(c)	600,000	564,954
7.33%, 11/2/26, (7.325% fixed rate until 11/2/25; 1-year Constant Maturity Treasury Rate + 3.05% thereafter)(c)	500,000	518,775
4.84%, 5/9/28	355,000	328,986
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(c)(e)	430,000	411,510
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(c)(e)	300,000	279,234
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(c)	670,000	543,919
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)	325,000	316,917
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	250,000	179,665
5.25%, 8/17/45	105,500	98,170
4.95%, 1/10/47	353,000	311,643
BAT Capital Corp.
3.22%, 8/15/24	250,000	242,777
3.56%, 8/15/27	475,000	436,829
2.26%, 3/25/28	500,000	429,625
3.46%, 9/6/29	162,000	141,105
4.91%, 4/2/30	53,000	50,379
4.39%, 8/15/37	345,000	273,168
4.76%, 9/6/49	250,000	185,325
3.98%, 9/25/50	135,000	88,968
BAT International Finance PLC
1.67%, 3/25/26	50,000	45,092
British Telecommunications PLC
5.13%, 12/4/28	125,000	125,408
9.63%, 12/15/30	286,000	354,205
CNH Industrial NV
3.85%, 11/15/27	89,000	84,203
Diageo Capital PLC
5.50%, 1/24/33	250,000	266,450
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	250,000	244,960
3.88%, 5/15/28	21,000	20,432
HSBC Holdings PLC
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; Secured Overnight Financing Rate + 1.402% thereafter)(c)	500,000	475,930
3.00%, 3/10/26, (2.999% fixed rate until 3/10/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	500,000	475,350
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(c)	500,000	461,940
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month U.S. dollar London Interbank Offered Rate + 1.348% thereafter)(c)(e)	500,000	483,650
2.25%, 11/22/27, (2.251% fixed rate until 11/22/26; Secured Overnight Financing Rate + 1.10% thereafter)(c)	750,000	668,055
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month U.S. dollar London Interbank Offered Rate + 1.535% thereafter)(c)(e)	390,000	370,176
4.95%, 3/31/30	500,000	489,270
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(c)	487,000	395,985
6.50%, 5/2/36	450,000	465,156
6.50%, 9/15/37	104,000	108,550
Lloyds Banking Group PLC
4.50%, 11/4/24	400,000	389,236
3.87%, 7/9/25, (3.87% fixed rate until 7/9/24; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(c)	500,000	488,060
3.51%, 3/18/26, (3.511% fixed rate until 3/18/25; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(c)	750,000	717,885
4.34%, 1/9/48	214,000	161,048
NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(c)(e)	211,000	204,010
3.75%, 11/1/29, (3.754% fixed rate until 11/1/24; 5-year Constant Maturity Treasury Rate + 2.10% thereafter)(c)	250,000	235,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(c)(e)	$500,000	$485,555
nVent Finance Sarl
4.55%, 4/15/28	84,000	79,572
RELX Capital, Inc.
4.00%, 3/18/29	171,000	164,280
3.00%, 5/22/30	195,000	173,191
Reynolds American, Inc.
5.70%, 8/15/35	290,000	272,037
5.85%, 8/15/45	326,000	285,677
Santander UK Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(c)	500,000	506,355
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(c)	250,000	203,838
Unilever Capital Corp.
2.90%, 5/5/27	160,000	151,730
Vodafone Group PLC
4.13%, 5/30/25	250,000	245,612
7.88%, 2/15/30	164,000	189,541
4.38%, 2/19/43	64,000	52,776
5.25%, 5/30/48	406,000	376,614
4.88%, 6/19/49	283,000	244,087

Total United Kingdom		17,160,941

United States - 35.9%
3M Co.
2.88%, 10/15/27(f)	250,000	230,710
Abbott Laboratories
3.75%, 11/30/26	154,000	151,926
AbbVie, Inc.
3.80%, 3/15/25	711,000	695,422
3.60%, 5/14/25	750,000	730,740
2.95%, 11/21/26	65,000	61,336
4.25%, 11/14/28	155,000	151,979
3.20%, 11/21/29	634,000	575,983
4.55%, 3/15/35	450,000	428,256
4.50%, 5/14/35	244,000	231,734
4.05%, 11/21/39	40,000	34,329
4.63%, 10/1/42	250,000	223,370
4.75%, 3/15/45	313,000	282,867
4.70%, 5/14/45	240,000	216,187
4.45%, 5/14/46	212,000	182,882
4.25%, 11/21/49	460,000	390,029
Activision Blizzard, Inc.
3.40%, 9/15/26	100,000	96,148
1.35%, 9/15/30	65,000	52,027
2.50%, 9/15/50	150,000	94,841
Adobe, Inc.
2.30%, 2/1/30	44,000	38,787
Advance Auto Parts, Inc.
3.50%, 3/15/32	30,000	25,484
Adventist Health System
2.95%, 3/1/29	150,000	132,201
AEP Texas, Inc.
3.95%, 6/1/28	110,000	104,782
3.80%, 10/1/47	25,000	18,761
3.45%, 5/15/51	225,000	160,627
AES Corp.
2.45%, 1/15/31	122,000	97,792
Aetna, Inc.
6.63%, 6/15/36	119,000	131,269
4.13%, 11/15/42	60,000	49,345
4.75%, 3/15/44	120,000	106,220
3.88%, 8/15/47	76,000	58,239
Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	29,158
2.30%, 3/12/31	515,000	426,961
Air Lease Corp.
0.80%, 8/18/24	385,000	361,580
3.25%, 3/1/25	100,000	95,321
3.63%, 4/1/27	186,000	171,897
3.63%, 12/1/27	65,000	59,316
4.63%, 10/1/28	486,000	456,592
3.25%, 10/1/29	100,000	85,618
Air Products and Chemicals, Inc.
2.05%, 5/15/30	155,000	132,730
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	89,500
4.50%, 7/30/29	42,000	40,035
3.38%, 8/15/31	810,000	700,942
4.00%, 2/1/50	35,000	25,792
3.00%, 5/18/51	150,000	90,503
Allstate Corp.
3.28%, 12/15/26	98,000	92,831
Ally Financial, Inc.
5.80%, 5/1/25	500,000	496,205
8.00%, 11/1/31	471,000	490,389
Altria Group, Inc.
4.80%, 2/14/29	366,000	358,135
3.40%, 5/6/30	279,000	246,985
3.40%, 2/4/41	305,000	209,453
5.38%, 1/31/44	400,000	370,892
3.88%, 9/16/46	67,000	46,605
5.95%, 2/14/49	112,000	103,780
3.70%, 2/4/51	375,000	243,206
Amcor Flexibles North America, Inc.
2.69%, 5/25/31	325,000	266,422
Ameren Corp.
3.65%, 2/15/26	2,000	1,925
1.75%, 3/15/28	88,000	75,921
Ameren Illinois Co.
1.55%, 11/15/30	125,000	99,865
American Airlines Pass-Through Trust
3.15%, 8/15/33, Series 2019-1, Class AA	209,321	180,686
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	180,000	174,812
3.25%, 3/1/50	40,000	27,126
American Equity Investment Life Holding Co.
5.00%, 6/15/27	50,000	48,918
American Express Co.
2.25%, 3/4/25	750,000	712,792
3.95%, 8/1/25	500,000	488,340
4.90%, 2/13/26	500,000	499,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
American Homes 4 Rent LP
4.25%, 2/15/28	$87,000	$81,936
4.90%, 2/15/29	141,000	135,687
American Honda Finance Corp.
2.15%, 9/10/24	510,000	490,758
1.50%, 1/13/25	150,000	141,978
1.00%, 9/10/25	150,000	137,742
1.80%, 1/13/31	145,000	118,487
American International Group, Inc.
2.50%, 6/30/25	500,000	474,400
3.88%, 1/15/35	263,000	228,224
4.38%, 6/30/50	156,000	129,227
American Tower Corp.
3.55%, 7/15/27	175,000	163,805
1.50%, 1/31/28	181,000	153,674
3.80%, 8/15/29	479,000	442,112
2.90%, 1/15/30	415,000	360,573
2.30%, 9/15/31	290,000	231,881
3.10%, 6/15/50	120,000	76,996
2.95%, 1/15/51	159,000	98,354
American Water Capital Corp.
3.40%, 3/1/25	100,000	97,356
2.95%, 9/1/27	32,000	29,819
3.75%, 9/1/28	234,000	223,650
4.45%, 6/1/32	250,000	243,142
4.00%, 12/1/46	78,000	62,571
3.75%, 9/1/47	95,000	74,485
4.20%, 9/1/48	80,000	66,266
3.45%, 5/1/50	95,000	70,171
AmerisourceBergen Corp.
3.45%, 12/15/27	167,000	158,764
2.70%, 3/15/31	410,000	350,456
Amgen, Inc.
1.90%, 2/21/25	850,000	804,525
2.20%, 2/21/27	107,000	98,094
2.45%, 2/21/30	424,000	364,814
2.00%, 1/15/32	35,000	27,824
3.35%, 2/22/32	571,000	505,626
4.20%, 3/1/33	500,000	468,950
5.25%, 3/2/33	750,000	753,037
3.15%, 2/21/40	80,000	60,374
2.80%, 8/15/41	220,000	154,768
4.40%, 5/1/45	426,000	360,643
4.56%, 6/15/48	400,000	348,956
3.38%, 2/21/50	500,000	357,335
4.66%, 6/15/51	100,000	88,084
3.00%, 1/15/52	356,000	233,536
5.65%, 3/2/53	500,000	500,120
2.77%, 9/1/53	70,000	42,771
Amphenol Corp.
2.80%, 2/15/30	220,000	194,478
Analog Devices, Inc.
3.50%, 12/5/26	83,000	80,645
Aon Corp.
4.50%, 12/15/28	509,000	500,566
Aon Corp. / Aon Global Holdings PLC
2.60%, 12/2/31	49,000	40,719
2.90%, 8/23/51	243,000	156,577
Aon Global Ltd.
3.88%, 12/15/25	50,000	48,523
4.75%, 5/15/45	25,000	22,391
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	94,474
Aptiv PLC
4.35%, 3/15/29(f)	75,000	72,636
5.40%, 3/15/49(f)	150,000	131,228
3.10%, 12/1/51	164,000	98,935
Arch Capital Group Ltd.
3.64%, 6/30/50	172,000	125,137
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	95,000	86,822
Ares Capital Corp.
3.25%, 7/15/25	250,000	231,500
2.88%, 6/15/28	356,000	296,811
Arizona Public Service Co.
2.95%, 9/15/27	33,000	30,430
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	197,694
Arthur J Gallagher & Co.
3.50%, 5/20/51	190,000	133,257
Assurant, Inc.
4.90%, 3/27/28	50,000	48,411
Assured Guaranty U.S. Holdings, Inc.
3.60%, 9/15/51	60,000	40,729
AT&T, Inc.
3.88%, 1/15/26	65,000	63,340
2.30%, 6/1/27	137,000	124,169
4.10%, 2/15/28	289,000	279,787
4.35%, 3/1/29	509,000	493,974
4.30%, 2/15/30	283,000	270,916
2.75%, 6/1/31	718,000	607,406
2.25%, 2/1/32	485,000	388,524
2.55%, 12/1/33	294,000	231,166
4.50%, 5/15/35	114,000	105,129
5.25%, 3/1/37	73,000	71,711
4.85%, 3/1/39	135,000	124,231
3.50%, 6/1/41	579,000	441,893
4.30%, 12/15/42	120,000	100,871
4.65%, 6/1/44	500,000	433,480
5.15%, 11/15/46	22,000	20,397
4.55%, 3/9/49	29,000	24,343
5.15%, 2/15/50	205,000	190,281
3.65%, 6/1/51	200,000	145,240
3.30%, 2/1/52	138,000	94,994
3.50%, 9/15/53	375,000	260,644
3.55%, 9/15/55	559,000	385,509
3.80%, 12/1/57	682,000	485,645
3.65%, 9/15/59	494,000	338,879
3.85%, 6/1/60	296,000	211,409
Athene Holding Ltd.
4.13%, 1/12/28	275,000	254,485
3.95%, 5/25/51	38,000	25,063
Autodesk, Inc.
3.50%, 6/15/27	253,000	242,404
2.40%, 12/15/31	20,000	16,461
AutoNation, Inc.
3.80%, 11/15/27	215,000	198,219
AutoZone, Inc.
3.75%, 6/1/27	163,000	156,837
3.75%, 4/18/29	175,000	162,612
1.65%, 1/15/31	245,000	193,354
AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	78,952
3.30%, 6/1/29	175,000	159,407
Avangrid, Inc.
3.80%, 6/1/29	100,000	92,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Avery Dennison Corp.
4.88%, 12/6/28	$41,000	$40,548
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	208,537
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	10,000	9,368
3.14%, 11/7/29	245,000	219,990
Baltimore Gas and Electric Co.
2.25%, 6/15/31	295,000	246,647
Bank of America Corp.
4.00%, 1/22/25	513,000	501,488
3.95%, 4/21/25, Series L	337,000	328,609
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.09% thereafter)(c)	610,000	588,229
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month Secured Overnight Financing Rate + 1.132% thereafter)(c)	600,000	572,532
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(c)	169,000	162,482
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	880,000	795,414
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(c)	260,000	246,784
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(c)	510,000	455,022
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(c)	710,000	686,968
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.04% thereafter)(c)	150,000	138,185
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(c)	75,000	70,816
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(c)	425,000	364,522
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(c)	155,000	133,839
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(c)	580,000	487,119
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(c)	1,106,000	915,226
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(c)	744,000	615,534
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	260,000	254,176
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(c)	794,000	602,781
7.75%, 5/14/38	360,000	428,033
BankUnited, Inc.
5.13%, 6/11/30	105,000	72,654
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,631
Baxter International, Inc.
3.95%, 4/1/30	400,000	370,044
1.73%, 4/1/31	310,000	240,448
Becton Dickinson and Co.
1.96%, 2/11/31	609,000	494,831
4.69%, 12/15/44	33,000	29,769
4.67%, 6/6/47	99,000	89,092
3.79%, 5/20/50	112,000	87,781
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	83,000	78,558
Berry Global, Inc.
1.65%, 1/15/27	175,000	151,695
Biogen, Inc.
2.25%, 5/1/30(f)	194,000	162,547
3.15%, 5/1/50	120,000	80,946
3.25%, 2/15/51	157,000	107,774
Black Hills Corp.
2.50%, 6/15/30	50,000	41,643
4.35%, 5/1/33	145,000	130,810
3.88%, 10/15/49	114,000	83,613
Blackstone Private Credit Fund
2.70%, 1/15/25	305,000	284,968
Blackstone Secured Lending Fund
3.63%, 1/15/26	500,000	460,645
Block Financial LLC
3.88%, 8/15/30	355,000	304,909
Boardwalk Pipelines LP
3.40%, 2/15/31	380,000	328,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Boeing Co.
4.88%, 5/1/25	$600,000	$595,614
2.20%, 2/4/26	513,000	473,689
2.80%, 3/1/27	285,000	261,026
3.25%, 3/1/28	249,000	227,546
5.15%, 5/1/30	192,000	190,504
3.63%, 2/1/31	194,000	175,696
3.60%, 5/1/34	209,000	177,192
6.63%, 2/15/38	220,000	236,221
3.55%, 3/1/38	50,000	38,853
6.88%, 3/15/39	155,000	170,241
5.88%, 2/15/40	130,000	129,857
3.85%, 11/1/48	25,000	18,261
3.90%, 5/1/49	500,000	375,510
3.75%, 2/1/50	60,000	44,336
5.81%, 5/1/50	471,000	462,904
3.95%, 8/1/59	50,000	36,013
5.93%, 5/1/60	242,000	236,117
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	55,000	49,692
2.10%, 6/1/31, Series 20-2	100,000	80,274
Booking Holdings, Inc.
4.63%, 4/13/30	425,000	422,781
BorgWarner, Inc.
4.38%, 3/15/45	52,000	41,414
Boston Properties LP
4.50%, 12/1/28	50,000	44,834
2.90%, 3/15/30	87,000	69,226
2.45%, 10/1/33	650,000	455,611
Boston Scientific Corp.
6.50%, 11/15/35	165,000	185,311
4.70%, 3/1/49	22,000	20,345
BP Capital Markets America, Inc.
3.41%, 2/11/26	250,000	241,652
3.02%, 1/16/27	212,000	201,078
4.81%, 2/13/33	400,000	395,824
Brandywine Operating Partnership LP
4.55%, 10/1/29	195,000	133,782
Brighthouse Financial, Inc.
5.63%, 5/15/30	415,000	392,050
4.70%, 6/22/47	25,000	18,356
Bristol-Myers Squibb Co.
0.75%, 11/13/25	500,000	457,320
3.20%, 6/15/26	500,000	482,530
1.45%, 11/13/30	113,000	91,253
Brixmor Operating Partnership LP
4.05%, 7/1/30	381,000	344,142
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	105,000	101,073
Broadcom, Inc.
3.63%, 10/15/24	100,000	97,662
3.46%, 9/15/26	148,000	141,121
4.75%, 4/15/29	515,000	502,568
5.00%, 4/15/30	250,000	245,922
4.15%, 11/15/30	840,000	773,447
2.60%, 2/15/33(d)	255,000	198,382
3.42%, 4/15/33(d)	650,000	540,013
3.47%, 4/15/34(d)	180,000	146,936
3.50%, 2/15/41(d)	634,000	469,141
3.75%, 2/15/51(d)	120,000	86,759
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	325,000	280,722
Broadstone Net Lease LLC
2.60%, 9/15/31	350,000	254,436
Brown & Brown, Inc.
2.38%, 3/15/31	420,000	338,297
Brunswick Corp.
2.40%, 8/18/31	70,000	52,896
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	114,000	108,538
2.75%, 5/14/31	107,000	89,559
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	100,000	95,820
Camden Property Trust
2.80%, 5/15/30	20,000	17,325
Campbell Soup Co.
2.38%, 4/24/30	175,000	148,881
4.80%, 3/15/48	133,000	119,637
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(c)	500,000	468,720
3.75%, 3/9/27	350,000	328,667
3.80%, 1/31/28	280,000	260,016
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(c)	200,000	191,394
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	175,429
4.60%, 3/15/43	50,000	42,007
4.90%, 9/15/45	75,000	64,500
Carlisle Cos., Inc.
3.75%, 12/1/27	126,000	120,494
2.75%, 3/1/30	27,000	22,940
Carrier Global Corp.
2.70%, 2/15/31	305,000	258,292
3.38%, 4/5/40	215,000	162,295
3.58%, 4/5/50	221,000	159,264
Caterpillar Financial Services Corp.
2.15%, 11/8/24	750,000	721,365
3.40%, 5/13/25	350,000	341,033
Cboe Global Markets, Inc.
1.63%, 12/15/30	87,000	68,498
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	90,000	89,321
3.57%, 12/1/31	336,000	281,373
Celanese U.S. Holdings LLC
5.90%, 7/5/24	500,000	499,485
6.05%, 3/15/25	500,000	502,275
Centene Corp.
4.63%, 12/15/29	500,000	463,715
3.00%, 10/15/30	500,000	418,370
2.50%, 3/1/31	500,000	400,535
CenterPoint Energy Resources Corp.
4.00%, 4/1/28	295,000	286,539
CenterPoint Energy, Inc.
1.45%, 6/1/26	100,000	89,960
CF Industries, Inc.
4.95%, 6/1/43	185,000	154,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Charles Schwab Corp.
4.20%, 3/24/25	$130,000	$127,206
3.85%, 5/21/25	500,000	483,740
0.90%, 3/11/26	53,000	46,524
1.95%, 12/1/31	265,000	202,293
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 7/23/25	500,000	491,940
5.05%, 3/30/29	90,000	86,395
2.80%, 4/1/31	365,000	291,993
6.38%, 10/23/35	407,000	394,680
3.50%, 6/1/41	230,000	152,087
3.50%, 3/1/42	43,000	28,093
6.48%, 10/23/45	72,000	65,126
5.38%, 5/1/47	524,000	417,361
5.75%, 4/1/48	47,000	39,000
5.13%, 7/1/49	215,000	163,933
4.80%, 3/1/50	250,000	182,990
3.70%, 4/1/51	280,000	171,559
3.90%, 6/1/52	220,000	138,582
5.25%, 4/1/53	59,000	45,953
4.40%, 12/1/61	210,000	136,620
3.95%, 6/30/62	186,000	111,451
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	421,723
3.70%, 11/15/29	75,000	68,516
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	308,420
3.25%, 1/31/32	250,000	204,797
Chubb INA Holdings, Inc.
1.38%, 9/15/30	655,000	523,181
Church & Dwight Co., Inc.
3.15%, 8/1/27	240,000	228,386
Cigna Group
4.13%, 11/15/25	150,000	146,973
3.40%, 3/1/27	380,000	361,475
3.05%, 10/15/27	165,000	154,006
4.38%, 10/15/28	509,000	496,229
2.38%, 3/15/31	137,000	114,413
4.80%, 8/15/38	279,000	262,330
6.13%, 11/15/41	61,000	65,599
4.80%, 7/15/46	131,000	117,104
3.88%, 10/15/47	131,000	101,800
4.90%, 12/15/48	160,000	145,730
3.40%, 3/15/50	230,000	164,176
Cintas Corp. No. 2
3.70%, 4/1/27	48,000	46,754
Cisco Systems, Inc.
2.50%, 9/20/26	500,000	473,095
Citigroup, Inc.
4.40%, 6/10/25	620,000	605,560
5.50%, 9/13/25	500,000	500,405
1.28%, 11/3/25, (1.281% fixed rate until 11/3/24; Secured Overnight Financing Rate + 0.528% thereafter)(c)	500,000	470,615
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	500,000	479,595
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(c)	750,000	754,477
4.45%, 9/29/27	311,000	299,054
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(c)	235,000	221,111
4.13%, 7/25/28	55,000	51,685
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(c)	500,000	472,895
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(c)	315,000	273,319
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(c)	158,000	134,373
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	510,000	482,735
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(c)	262,000	215,246
6.63%, 6/15/32	336,000	355,088
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	457,000	384,113
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(c)	200,000	177,560
6.00%, 10/31/33	50,000	51,244
6.68%, 9/13/43	54,000	57,490
4.75%, 5/18/46	100,000	84,417
Citizens Financial Group, Inc.
2.85%, 7/27/26	309,000	270,159
2.50%, 2/6/30	75,000	59,181
2.64%, 9/30/32	254,000	176,149
Clorox Co.
3.10%, 10/1/27	125,000	117,166
4.60%, 5/1/32	20,000	19,701
CMS Energy Corp.
3.45%, 8/15/27	157,000	148,513
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(c)	82,000	72,262
CNA Financial Corp.
2.05%, 8/15/30	460,000	373,138
Coca-Cola Co.
3.38%, 3/25/27	500,000	487,595
2.90%, 5/25/27	100,000	95,406
2.00%, 3/5/31	304,000	257,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Comcast Corp.
3.38%, 8/15/25	$500,000	$486,240
3.30%, 2/1/27	384,000	367,523
2.65%, 2/1/30	206,000	181,791
1.95%, 1/15/31	85,000	69,889
1.50%, 2/15/31	416,000	330,774
Conagra Brands, Inc.
7.00%, 10/1/28	78,000	84,328
4.85%, 11/1/28	187,000	184,502
8.25%, 9/15/30	335,000	389,337
5.40%, 11/1/48	10,000	9,315
ConocoPhillips
6.95%, 4/15/29	130,000	144,975
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	40,000	33,523
Constellation Brands, Inc.
3.70%, 12/6/26	190,000	182,563
3.50%, 5/9/27	87,000	83,271
2.88%, 5/1/30	210,000	183,336
4.50%, 5/9/47	260,000	221,949
4.10%, 2/15/48	114,000	91,746
Constellation Energy Generation LLC
6.25%, 10/1/39	20,000	20,744
5.60%, 6/15/42	112,000	108,420
Consumers Energy Co.
3.80%, 11/15/28	233,000	223,505
Continental Airlines Pass-Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	8,714	8,451
Corebridge Financial, Inc.
3.85%, 4/5/29	250,000	225,515
3.90%, 4/5/32	250,000	216,497
Corning, Inc.
4.75%, 3/15/42	75,000	69,341
5.45%, 11/15/79	270,000	239,787
Costco Wholesale Corp.
1.38%, 6/20/27	260,000	232,406
1.60%, 4/20/30	125,000	104,920
Crown Castle, Inc.
1.35%, 7/15/25	50,000	46,022
4.00%, 3/1/27	155,000	149,135
3.65%, 9/1/27	104,000	98,031
3.80%, 2/15/28	53,000	49,886
4.30%, 2/15/29	305,000	291,492
3.10%, 11/15/29	102,000	90,285
2.25%, 1/15/31	390,000	319,730
4.75%, 5/15/47	190,000	162,807
5.20%, 2/15/49	95,000	86,839
CSX Corp.
3.35%, 11/1/25	500,000	482,805
3.25%, 6/1/27	99,000	93,966
3.80%, 3/1/28	106,000	102,163
2.40%, 2/15/30	110,000	95,447
4.10%, 11/15/32	19,000	18,074
6.00%, 10/1/36	100,000	106,851
4.10%, 3/15/44	71,000	60,532
3.80%, 11/1/46	130,000	103,691
4.75%, 11/15/48	310,000	284,025
4.50%, 3/15/49	145,000	128,556
3.80%, 4/15/50	75,000	58,900
4.65%, 3/1/68	60,000	52,432
CubeSmart LP
2.25%, 12/15/28	78,000	66,804
4.38%, 2/15/29	150,000	142,899
2.50%, 2/15/32	200,000	159,574
CVS Health Corp.
3.88%, 7/20/25	435,000	425,943
6.25%, 6/1/27	100,000	104,578
4.30%, 3/25/28	547,000	532,953
3.25%, 8/15/29	791,000	716,765
4.88%, 7/20/35	653,000	622,205
4.78%, 3/25/38	116,000	107,393
6.13%, 9/15/39	50,000	51,762
4.13%, 4/1/40	464,000	386,656
2.70%, 8/21/40	96,000	66,473
5.13%, 7/20/45	103,000	93,962
5.05%, 3/25/48	1,009,000	912,055
4.25%, 4/1/50	130,000	105,531
Dayton Power & Light Co.
3.95%, 6/15/49	100,000	78,941
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	25,184
Dell International LLC / EMC Corp.
6.02%, 6/15/26	750,000	768,015
6.10%, 7/15/27	222,000	230,964
8.10%, 7/15/36	608,000	704,094
3.45%, 12/15/51(d)	104,000	67,051
Devon Energy Corp.
5.25%, 10/15/27	500,000	495,325
7.95%, 4/15/32	85,000	98,998
5.00%, 6/15/45	216,000	185,192
Diamondback Energy, Inc.
3.25%, 12/1/26	220,000	209,915
3.50%, 12/1/29	168,000	151,855
3.13%, 3/24/31(f)	310,000	265,155
4.40%, 3/24/51	77,000	59,831
Digital Realty Trust LP
3.70%, 8/15/27	173,000	158,208
4.45%, 7/15/28	132,000	122,917
3.60%, 7/1/29	50,000	43,563
Discover Bank
4.65%, 9/13/28	573,000	533,371
Discovery Communications LLC
3.95%, 6/15/25	200,000	193,610
3.95%, 3/20/28	201,000	186,333
4.13%, 5/15/29	425,000	387,247
5.00%, 9/20/37	250,000	209,625
5.30%, 5/15/49	30,000	23,911
4.00%, 9/15/55	427,000	271,662
Dollar General Corp.
3.88%, 4/15/27	38,000	36,816
3.50%, 4/3/30	368,000	333,750
4.13%, 4/3/50	79,000	62,309
Dollar Tree, Inc.
2.65%, 12/1/31	440,000	363,304
Dominion Energy, Inc.
3.07%, 8/15/24(c)	500,000	483,895
4.25%, 6/1/28	78,000	75,474
3.38%, 4/1/30, Series C	566,000	507,085
4.35%, 8/15/32, Series A	99,000	93,177
5.25%, 8/1/33, Series F	45,000	44,324
7.00%, 6/15/38	25,000	27,844
4.70%, 12/1/44	137,000	118,600
4.60%, 3/15/49, Series A	47,000	39,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Dow Chemical Co.
4.80%, 11/30/28	$272,000	$270,724
7.38%, 11/1/29	195,000	217,355
4.25%, 10/1/34	145,000	132,365
5.25%, 11/15/41	217,000	205,718
5.55%, 11/30/48	29,000	27,801
6.90%, 5/15/53	200,000	223,112
DTE Electric Co.
2.63%, 3/1/31, Series C	415,000	356,037
DTE Energy Co.
4.22%, 11/1/24(c)	250,000	245,995
2.85%, 10/1/26	110,000	102,495
Duke Energy Carolinas LLC
4.95%, 1/15/33	500,000	501,880
Duke Energy Corp.
3.40%, 6/15/29	172,000	157,279
2.45%, 6/1/30	260,000	218,754
2.55%, 6/15/31	738,000	611,381
3.30%, 6/15/41	66,000	48,505
4.80%, 12/15/45	10,000	8,947
3.75%, 9/1/46	150,000	112,941
3.95%, 8/15/47	125,000	95,530
4.20%, 6/15/49	300,000	237,654
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate +2.321% thereafter)(c)	100,000	75,045
Duke Energy Florida Project Finance LLC
3.11%, 9/1/38, Series 2035	59,000	49,395
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/39, Series A-2	500,000	399,310
DuPont de Nemours, Inc.
4.73%, 11/15/28(f)	324,000	322,283
5.32%, 11/15/38	66,000	65,085
5.42%, 11/15/48	177,000	173,738
Eastman Chemical Co.
4.50%, 12/1/28	190,000	184,045
4.80%, 9/1/42	40,000	34,705
4.65%, 10/15/44	45,000	37,441
Eaton Corp.
3.10%, 9/15/27	206,000	195,432
4.00%, 11/2/32	101,000	95,654
Eaton Vance Corp.
3.50%, 4/6/27	90,000	85,104
eBay, Inc.
3.60%, 6/5/27	100,000	95,353
2.60%, 5/10/31(f)	371,000	310,991
4.00%, 7/15/42	140,000	111,170
Ecolab, Inc.
4.80%, 3/24/30	136,000	137,323
Electronic Arts, Inc.
1.85%, 2/15/31	344,000	279,892
Elevance Health, Inc.
2.38%, 1/15/25	485,000	463,645
5.35%, 10/15/25	500,000	503,990
3.65%, 12/1/27	42,000	40,081
2.25%, 5/15/30	230,000	194,221
2.55%, 3/15/31	372,000	315,441
4.63%, 5/15/42	30,000	26,924
5.10%, 1/15/44	242,000	228,540
4.65%, 8/15/44	26,000	23,278
4.38%, 12/1/47	79,000	68,109
3.13%, 5/15/50	212,000	146,530
3.60%, 3/15/51	262,000	197,582
Eli Lilly & Co.
3.38%, 3/15/29	137,000	130,190
Emerson Electric Co.
2.20%, 12/21/31	335,000	278,308
Energy Transfer LP
2.90%, 5/15/25	450,000	427,720
4.40%, 3/15/27	10,000	9,659
5.50%, 6/1/27	375,000	376,200
4.00%, 10/1/27	196,000	185,659
4.95%, 5/15/28	145,000	141,842
4.15%, 9/15/29	359,000	335,766
3.75%, 5/15/30	175,000	158,510
6.63%, 10/15/36	50,000	51,470
5.80%, 6/15/38, Series 20Y	135,000	128,635
7.50%, 7/1/38	60,000	65,744
6.10%, 2/15/42	100,000	95,620
4.95%, 1/15/43	54,000	44,122
5.35%, 5/15/45	180,000	153,941
5.30%, 4/15/47	125,000	106,154
5.40%, 10/1/47	133,000	114,239
6.25%, 4/15/49	105,000	100,224
5.00%, 5/15/50	218,000	178,817
Enstar Group Ltd.
4.95%, 6/1/29	296,000	278,959
Entergy Corp.
2.80%, 6/15/30	335,000	287,547
3.75%, 6/15/50	89,000	65,217
Entergy Louisiana LLC
0.95%, 10/1/24	500,000	472,490
3.05%, 6/1/31	25,000	21,926
Enterprise Products Operating LLC
4.15%, 10/16/28	172,000	166,312
3.13%, 7/31/29	171,000	154,651
6.65%, 10/15/34, Series H	205,000	224,561
7.55%, 4/15/38	50,000	57,928
5.95%, 2/1/41	80,000	82,292
4.45%, 2/15/43	150,000	128,909
4.85%, 3/15/44	575,000	517,908
5.10%, 2/15/45	125,000	116,266
4.25%, 2/15/48	110,000	90,860
4.95%, 10/15/54	125,000	111,079
3.95%, 1/31/60	402,000	301,259
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(c)(e)	117,000	101,496
EPR Properties
4.75%, 12/15/26	15,000	13,530
3.60%, 11/15/31	94,000	71,973
EQT Corp.
6.13%, 2/1/25	327,000	327,412
7.00%, 2/1/30	35,000	36,422
Equifax, Inc.
2.60%, 12/15/25	300,000	281,727
Equinix, Inc.
1.80%, 7/15/27	48,000	41,649
3.20%, 11/18/29	430,000	378,043
2.15%, 7/15/30	40,000	32,416
3.90%, 4/15/32	175,000	157,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.00%, 7/15/50	$134,000	$85,371
2.95%, 9/15/51	115,000	71,876
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	279,803
5.00%, 4/20/48	529,000	447,111
ERP Operating LP
3.50%, 3/1/28	72,000	67,167
4.15%, 12/1/28	183,000	176,674
Essential Properties LP
2.95%, 7/15/31	193,000	141,444
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	340,657
4.28%, 5/1/49	150,000	121,145
Essex Portfolio LP
4.00%, 3/1/29	125,000	117,140
3.00%, 1/15/30	135,000	116,478
1.65%, 1/15/31	256,000	196,360
4.50%, 3/15/48	35,000	28,412
Estee Lauder Cos., Inc.
1.95%, 3/15/31	140,000	116,190
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	160,000	112,122
3.13%, 10/15/52	117,000	74,754
Evergy, Inc.
2.90%, 9/15/29	174,000	153,865
Eversource Energy
4.20%, 6/27/24	500,000	492,765
3.30%, 1/15/28, Series M	78,000	72,725
1.65%, 8/15/30, Series R	325,000	260,175
Exelon Corp.
3.40%, 4/15/26	200,000	191,384
3.35%, 3/15/32	280,000	245,557
4.95%, 6/15/35	151,000	145,902
4.45%, 4/15/46	60,000	50,656
5.60%, 3/15/53	500,000	494,725
Expedia Group, Inc.
3.25%, 2/15/30	348,000	301,438
2.95%, 3/15/31	29,000	24,318
Extra Space Storage LP
2.55%, 6/1/31	95,000	77,239
Federal Realty Investment Trust
3.20%, 6/15/29	72,000	63,575
4.50%, 12/1/44	130,000	102,665
FedEx Corp.
3.40%, 2/15/28	90,000	84,905
3.10%, 8/5/29	270,000	244,355
4.25%, 5/15/30	50,000	48,175
4.90%, 1/15/34	120,000	117,487
4.75%, 11/15/45	250,000	218,592
4.55%, 4/1/46	16,000	13,519
4.40%, 1/15/47	93,000	77,391
4.05%, 2/15/48	275,000	216,331
5.25%, 5/15/50	41,000	38,854
Fidelity National Financial, Inc.
4.50%, 8/15/28	200,000	191,406
3.40%, 6/15/30	40,000	34,687
Fidelity National Information Services, Inc.
1.65%, 3/1/28	75,000	64,226
5.10%, 7/15/32(f)	415,000	405,405
Fifth Third Bancorp
2.38%, 1/28/25	303,000	281,984
8.25%, 3/1/38	300,000	338,853
Fifth Third Bank NA
5.85%, 10/27/25, (5.852% fixed rate until 10/27/24; Secured Overnight Financing Index + 1.23% thereafter)(c)	500,000	488,885
Fiserv, Inc.
2.75%, 7/1/24	491,000	476,746
2.25%, 6/1/27	142,000	128,320
4.20%, 10/1/28	307,000	296,537
2.65%, 6/1/30	373,000	320,478
4.40%, 7/1/49	188,000	155,474
Flex Ltd.
4.88%, 6/15/29	50,000	48,327
Flowers Foods, Inc.
3.50%, 10/1/26	13,000	12,339
FMC Corp.
3.20%, 10/1/26	101,000	94,442
3.45%, 10/1/29	55,000	48,817
Fortinet, Inc.
1.00%, 3/15/26	110,000	98,989
Fox Corp.
4.71%, 1/25/29	160,000	156,016
3.50%, 4/8/30	246,000	222,057
5.48%, 1/25/39	128,000	118,708
5.58%, 1/25/49	47,000	42,590
Freeport-McMoRan, Inc.
4.13%, 3/1/28	445,000	417,575
5.40%, 11/14/34	90,000	86,423
5.45%, 3/15/43	150,000	136,188
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	90,802
3.13%, 10/12/28	291,000	237,764
GATX Corp.
3.25%, 9/15/26	73,000	68,020
4.55%, 11/7/28	143,000	138,667
4.70%, 4/1/29	146,000	141,821
1.90%, 6/1/31	228,000	176,148
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	262,000	248,900
GE HealthCare Technologies, Inc.
5.60%, 11/15/25(d)	500,000	501,720
6.38%, 11/22/52(d)	200,000	218,288
General Dynamics Corp.
2.13%, 8/15/26	114,000	106,156
2.63%, 11/15/27	67,000	61,903
General Electric Co.
6.75%, 3/15/32, Series A	213,000	240,558
5.88%, 1/14/38	108,000	116,153
6.88%, 1/10/39, Series A	160,000	188,248
4.35%, 5/1/50	39,000	33,618
General Mills, Inc.
3.20%, 2/10/27	28,000	26,743
4.20%, 4/17/28	255,000	250,191
2.25%, 10/14/31	160,000	131,917
3.00%, 2/1/51	125,000	87,345
General Motors Co.
6.13%, 10/1/25	293,000	297,465
6.80%, 10/1/27	500,000	524,850
5.00%, 4/1/35	185,000	166,552
6.60%, 4/1/36	605,000	614,656
5.15%, 4/1/38	110,000	97,550
5.95%, 4/1/49	210,000	190,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
General Motors Financial Co., Inc.
2.90%, 2/26/25	$760,000	$724,690
1.50%, 6/10/26	784,000	697,470
3.85%, 1/5/28	231,000	214,638
6.00%, 1/9/28	500,000	507,820
3.10%, 1/12/32	20,000	16,145
Genuine Parts Co.
1.88%, 11/1/30	43,000	33,425
2.75%, 2/1/32	145,000	120,350
Georgia Power Co.
2.20%, 9/15/24, Series A	250,000	239,665
4.30%, 3/15/43	25,000	21,072
3.25%, 3/15/51, Series A	105,000	72,696
Gilead Sciences, Inc.
3.65%, 3/1/26	200,000	194,258
2.95%, 3/1/27	72,000	68,067
1.65%, 10/1/30	525,000	428,316
2.60%, 10/1/40	210,000	150,295
4.80%, 4/1/44	395,000	371,857
4.50%, 2/1/45	150,000	135,612
2.80%, 10/1/50	153,000	102,137
Global Payments, Inc.
2.15%, 1/15/27	150,000	134,054
4.95%, 8/15/27	38,000	37,274
4.45%, 6/1/28	85,000	80,696
3.20%, 8/15/29	333,000	290,699
5.40%, 8/15/32	200,000	194,966
4.15%, 8/15/49	43,000	31,577
Globe Life, Inc.
2.15%, 8/15/30	345,000	277,732
GLP Capital LP / GLP Financing II, Inc.
5.75%, 6/1/28	60,000	58,109
4.00%, 1/15/30	495,000	432,387
Goldman Sachs Group, Inc.
3.50%, 4/1/25	500,000	483,185
3.75%, 5/22/25	300,000	290,880
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month Secured Overnight Financing Rate + 1.463% thereafter)(c)	500,000	483,670
4.25%, 10/21/25	250,000	243,645
0.86%, 2/12/26, (0.855% fixed rate until 2/12/25; Secured Overnight Financing Rate + 0.609% thereafter)(c)	500,000	459,490
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(c)	500,000	449,405
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(c)	400,000	356,532
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(c)	500,000	472,400
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	460,000	436,287
3.80%, 3/15/30	447,000	414,700
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(c)	350,000	288,844
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(c)	533,000	452,144
6.75%, 10/1/37	389,000	415,670
5.15%, 5/22/45	324,000	300,296
Golub Capital BDC, Inc.
2.05%, 2/15/27	200,000	165,374
GXO Logistics, Inc.
2.65%, 7/15/31	100,000	77,545
Haleon U.S. Capital LLC
3.38%, 3/24/27	500,000	472,580
Haleon UK Capital PLC
3.13%, 3/24/25	260,000	250,133
Halliburton Co.
2.92%, 3/1/30	125,000	110,704
4.85%, 11/15/35	208,000	196,980
6.70%, 9/15/38	56,000	61,612
7.45%, 9/15/39	73,000	83,413
4.75%, 8/1/43	182,000	156,360
5.00%, 11/15/45	117,000	103,957
Hanover Insurance Group, Inc.
2.50%, 9/1/30	23,000	18,281
Harley-Davidson, Inc.
4.63%, 7/28/45	90,000	68,506
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	105,000	85,392
4.40%, 3/15/48	130,000	108,255
3.60%, 8/19/49	80,000	59,830
Hasbro, Inc.
3.50%, 9/15/27	234,000	220,344
6.35%, 3/15/40	91,000	91,885
HCA, Inc.
5.38%, 2/1/25	765,000	760,188
5.88%, 2/15/26	250,000	251,192
5.25%, 6/15/26	100,000	99,369
4.50%, 2/15/27	112,000	109,300
5.63%, 9/1/28	450,000	453,834
4.13%, 6/15/29	301,000	279,990
2.38%, 7/15/31	430,000	345,139
5.13%, 6/15/39	95,000	86,916
5.50%, 6/15/47	69,000	63,350
5.25%, 6/15/49	263,000	232,126
3.50%, 7/15/51	249,000	168,381
Healthcare Realty Holdings LP
3.10%, 2/15/30	125,000	107,275
2.00%, 3/15/31	300,000	230,922
Healthpeak OP LLC
3.25%, 7/15/26	128,000	120,234
2.88%, 1/15/31	280,000	238,409
6.75%, 2/1/41	32,000	33,522
Hershey Co.
1.70%, 6/1/30	50,000	41,646
Hess Corp.
4.30%, 4/1/27	8,000	7,754
7.13%, 3/15/33	200,000	218,786
6.00%, 1/15/40	296,000	291,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Hewlett Packard Enterprise Co.
5.90%, 10/1/24	$510,000	$512,535
6.20%, 10/15/35	42,000	44,563
6.35%, 10/15/45	127,000	129,737
Highwoods Realty LP
4.13%, 3/15/28	25,000	21,640
4.20%, 4/15/29	45,000	37,975
3.05%, 2/15/30	105,000	81,249
Home Depot, Inc.
2.70%, 4/15/25	253,000	244,446
4.00%, 9/15/25	400,000	394,908
2.95%, 6/15/29	170,000	156,614
1.38%, 3/15/31	220,000	174,218
Honeywell International, Inc.
2.30%, 8/15/24	500,000	484,290
1.75%, 9/1/31	260,000	210,678
Hormel Foods Corp.
1.80%, 6/11/30	150,000	125,687
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	235,000	199,188
HP, Inc.
1.45%, 6/17/26(f)	34,000	30,600
3.40%, 6/17/30	325,000	284,976
2.65%, 6/17/31	211,000	170,501
4.20%, 4/15/32	315,000	282,016
6.00%, 9/15/41	135,000	134,494
Hubbell, Inc.
3.50%, 2/15/28	161,000	151,020
Hudson Pacific Properties LP
4.65%, 4/1/29	214,000	154,420
3.25%, 1/15/30	100,000	64,240
Humana, Inc.
2.15%, 2/3/32	600,000	477,432
4.95%, 10/1/44	57,000	51,739
4.80%, 3/15/47	200,000	177,680
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(c)	100,000	93,104
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(c)(f)	300,000	275,490
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	64,769
4.20%, 5/1/30	230,000	214,325
Huntsman International LLC
4.50%, 5/1/29	254,000	231,623
Hyatt Hotels Corp.
4.85%, 3/15/26	140,000	138,163
4.38%, 9/15/28	220,000	209,596
Ingredion, Inc.
3.20%, 10/1/26	109,000	102,908
Intel Corp.
3.40%, 3/25/25	500,000	488,745
2.45%, 11/15/29	80,000	69,451
3.90%, 3/25/30	334,000	316,341
2.00%, 8/12/31(f)	352,000	286,810
Intercontinental Exchange, Inc.
3.65%, 5/23/25	500,000	493,210
International Business Machines Corp.
4.00%, 7/27/25	250,000	246,420
3.30%, 5/15/26	500,000	480,605
3.50%, 5/15/29	400,000	373,884
4.40%, 7/27/32	100,000	96,550
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	76,095
5.00%, 9/26/48	100,000	83,075
International Paper Co.
4.80%, 6/15/44	70,000	61,937
4.40%, 8/15/47	20,000	16,818
4.35%, 8/15/48(f)	249,000	207,063
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	70,416
4.75%, 3/30/30	21,000	20,440
5.40%, 10/1/48	110,000	102,663
Interstate Power and Light Co.
4.10%, 9/26/28	125,000	119,964
6.25%, 7/15/39	10,000	10,731
3.70%, 9/15/46	50,000	37,514
3.50%, 9/30/49	175,000	127,181
3.10%, 11/30/51	60,000	39,700
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	63,000	48,096
J.M. Smucker Co.
4.25%, 3/15/35	172,000	157,523
4.38%, 3/15/45	5,000	4,327
Jabil, Inc.
3.95%, 1/12/28	433,000	406,028
Jackson Financial, Inc.
5.67%, 6/8/32(f)	140,000	133,879
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	27,000	26,652
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(d)	363,000	320,010
3.63%, 1/15/32(d)	350,000	283,353
6.50%, 12/1/52(d)	270,000	244,288
Jefferies Financial Group, Inc.
4.85%, 1/15/27	102,000	100,865
4.15%, 1/23/30	213,000	192,969
2.75%, 10/15/32	120,000	93,548
6.25%, 1/15/36	118,000	121,302
JetBlue Pass-Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	84,991	71,481
John Deere Capital Corp.
4.55%, 10/11/24	500,000	499,430
4.80%, 1/9/26	500,000	503,570
3.05%, 1/6/28	25,000	23,665
3.45%, 3/7/29	60,000	57,217
2.80%, 7/18/29	273,000	248,640
2.45%, 1/9/30	145,000	127,552
Johnson Controls International PLC
6.00%, 1/15/36	227,000	238,107
5.13%, 9/14/45	11,000	10,372
4.50%, 2/15/47	120,000	102,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
JPMorgan Chase & Co.
2.30%, 10/15/25, (2.301% fixed rate until 10/15/24; Secured Overnight Financing Rate + 1.16% thereafter)(c)	$575,000	$549,832
5.55%, 12/15/25, (5.546% fixed rate until 12/15/24; Secured Overnight Financing Rate + 1.07% thereafter)(c)	250,000	250,370
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	500,000	470,700
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(c)	500,000	470,540
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(c)	500,000	489,870
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	500,000	450,745
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	500,000	483,785
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(c)	585,000	525,833
8.00%, 4/29/27	101,000	112,027
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(c)	250,000	238,110
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	560,000	529,105
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(c)	500,000	497,955
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	625,000	599,137
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	59,000	50,173
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	256,000	219,085
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(c)	500,000	398,515
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31 ; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	822,000	685,441
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(c)(f)	360,000	353,084
Juniper Networks, Inc.
1.20%, 12/10/25	100,000	89,294
2.00%, 12/10/30	60,000	47,048
5.95%, 3/15/41	75,000	73,182
Kellogg Co.
3.40%, 11/15/27	270,000	255,433
7.45%, 4/1/31, Series B	150,000	171,784
Kennametal, Inc.
4.63%, 6/15/28	121,000	116,917
Kenvue, Inc.
5.50%, 3/22/25(d)	500,000	505,135
Keurig Dr. Pepper, Inc.
3.20%, 5/1/30	634,000	574,784
2.25%, 3/15/31	30,000	24,866
5.09%, 5/25/48	250,000	234,085
KeyBank NA
4.15%, 8/8/25	250,000	229,680
4.90%, 8/8/32	500,000	401,900
KeyCorp
4.10%, 4/30/28	307,000	268,653
2.55%, 10/1/29	120,000	92,512
Kilroy Realty LP
4.25%, 8/15/29	50,000	42,637
3.05%, 2/15/30	270,000	206,717
Kimberly-Clark Corp.
3.20%, 4/25/29	97,000	91,180
Kimco Realty OP LLC
2.80%, 10/1/26	150,000	137,885
1.90%, 3/1/28	41,000	34,946
2.70%, 10/1/30	50,000	41,405
4.13%, 12/1/46	10,000	7,422
3.70%, 10/1/49	150,000	104,706
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	136,060
5.80%, 3/15/35	50,000	49,729
6.50%, 2/1/37	25,000	25,846
5.00%, 8/15/42	210,000	177,796
5.00%, 3/1/43	100,000	85,062
5.40%, 9/1/44	43,000	38,199
Kinder Morgan, Inc.
4.30%, 6/1/25	500,000	490,620
2.00%, 2/15/31	195,000	154,980
7.80%, 8/1/31	38,000	42,728
7.75%, 1/15/32	247,000	280,197
5.30%, 12/1/34	173,000	166,416
5.55%, 6/1/45	73,000	66,349
5.05%, 2/15/46	55,000	46,468
5.20%, 3/1/48	325,000	280,101
3.25%, 8/1/50	210,000	132,128
Kirby Corp.
4.20%, 3/1/28	106,000	99,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Kraft Heinz Foods Co.
4.25%, 3/1/31	$535,000	$512,503
5.20%, 7/15/45	266,000	251,601
4.38%, 6/1/46	101,000	85,046
4.88%, 10/1/49	213,000	192,228
5.50%, 6/1/50	96,000	94,704
Kroger Co.
3.70%, 8/1/27	245,000	236,562
1.70%, 1/15/31	38,000	29,946
5.40%, 7/15/40	50,000	48,396
5.00%, 4/15/42	66,000	60,548
5.15%, 8/1/43	200,000	184,794
4.65%, 1/15/48	119,000	103,993
5.40%, 1/15/49	10,000	9,726
Kyndryl Holdings, Inc.
2.05%, 10/15/26	42,000	36,049
4.10%, 10/15/41	115,000	74,011
L3Harris Technologies, Inc.
4.40%, 6/15/28	56,000	54,520
1.80%, 1/15/31	215,000	171,770
4.85%, 4/27/35	95,000	91,409
Laboratory Corp. of America Holdings
1.55%, 6/1/26	202,000	181,651
3.60%, 9/1/27	335,000	319,215
4.70%, 2/1/45	14,000	12,252
Lam Research Corp.
4.00%, 3/15/29	114,000	110,898
Lear Corp.
4.25%, 5/15/29	298,000	281,598
Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	111,942
3.50%, 11/15/51	175,000	125,529
Leidos, Inc.
2.30%, 2/15/31	330,000	258,146
Lennar Corp.
5.25%, 6/1/26	105,000	104,982
5.00%, 6/15/27	100,000	98,608
Life Storage LP
3.50%, 7/1/26	35,000	33,345
3.88%, 12/15/27	10,000	9,417
Lincoln National Corp.
3.63%, 12/12/26	88,000	81,938
3.80%, 3/1/28(f)	98,000	89,348
3.05%, 1/15/30	225,000	185,926
4.35%, 3/1/48	188,000	133,354
Linde, Inc.
4.80%, 12/5/24	250,000	249,582
Lockheed Martin Corp.
4.95%, 10/15/25	500,000	504,080
Lowe’s Cos., Inc.
3.13%, 9/15/24	92,000	89,591
4.00%, 4/15/25	650,000	638,345
3.10%, 5/3/27	70,000	65,962
3.65%, 4/5/29	336,000	315,685
4.50%, 4/15/30	440,000	430,364
2.63%, 4/1/31	195,000	164,861
3.75%, 4/1/32	250,000	226,965
5.00%, 4/15/40	125,000	115,225
2.80%, 9/15/41	65,000	44,750
4.05%, 5/3/47	141,000	111,221
5.13%, 4/15/50	252,000	233,901
3.00%, 10/15/50	585,000	377,167
5.75%, 7/1/53	250,000	248,110
LYB International Finance BV
5.25%, 7/15/43	100,000	89,494
LYB International Finance III LLC
2.25%, 10/1/30	100,000	81,738
3.38%, 10/1/40	195,000	140,279
4.20%, 10/15/49	110,000	82,269
3.80%, 10/1/60	260,000	171,842
LyondellBasell Industries NV
4.63%, 2/26/55	25,000	19,903
Magellan Midstream Partners LP
3.25%, 6/1/30	125,000	109,040
5.15%, 10/15/43	147,000	124,440
4.20%, 10/3/47	110,000	81,011
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	500,000	488,925
Marathon Oil Corp.
4.40%, 7/15/27	40,000	38,504
6.60%, 10/1/37	104,000	104,207
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	183,375
4.75%, 9/15/44	51,000	42,067
4.50%, 4/1/48	30,000	23,318
5.00%, 9/15/54	55,000	44,435
Markel Group, Inc.
3.50%, 11/1/27	141,000	133,087
5.00%, 4/5/46	170,000	150,236
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	150,641
2.85%, 4/15/31, Series HH	361,000	303,865
3.50%, 10/15/32, Series GG	318,000	274,380
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	123,000	120,165
Martin Marietta Materials, Inc.
4.25%, 7/2/24	330,000	325,571
3.45%, 6/1/27	35,000	33,135
2.50%, 3/15/30, Series CB	23,000	19,432
2.40%, 7/15/31	11,000	9,004
4.25%, 12/15/47	40,000	32,987
3.20%, 7/15/51	146,000	100,003
Marvell Technology, Inc.
2.95%, 4/15/31	450,000	377,050
Masco Corp.
1.50%, 2/15/28	100,000	85,572
Mastercard, Inc.
2.00%, 3/3/25	250,000	239,022
3.50%, 2/26/28	22,000	21,366
2.95%, 6/1/29	209,000	193,204
1.90%, 3/15/31	50,000	42,070
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	56,591
1.85%, 2/15/31	235,000	187,514
McDonald’s Corp.
3.30%, 7/1/25	500,000	484,510
3.80%, 4/1/28	18,000	17,439
2.63%, 9/1/29	71,000	63,631
2.13%, 3/1/30	153,000	131,101
3.60%, 7/1/30	226,000	211,373
4.70%, 12/9/35	152,000	148,291
4.88%, 7/15/40	125,000	119,868
3.70%, 2/15/42	200,000	161,454
4.45%, 3/1/47	73,000	64,508
4.45%, 9/1/48	250,000	221,190
3.63%, 9/1/49	81,000	62,415
4.20%, 4/1/50	43,000	36,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
McKesson Corp.
0.90%, 12/3/25	$70,000	$63,137
MDC Holdings, Inc.
3.85%, 1/15/30	50,000	43,713
3.97%, 8/6/61	193,000	113,774
Merck & Co., Inc.
2.75%, 2/10/25	500,000	485,230
1.45%, 6/24/30	225,000	184,862
2.15%, 12/10/31	140,000	117,422
Mercury General Corp.
4.40%, 3/15/27	60,000	57,375
Meta Platforms, Inc.
3.85%, 8/15/32	321,000	297,894
MetLife, Inc.
6.40%, 12/15/66	146,000	144,915
10.75%, 8/1/69	25,000	32,575
Micron Technology, Inc.
4.98%, 2/6/26	500,000	495,955
5.33%, 2/6/29	287,000	283,131
2.70%, 4/15/32	35,000	27,661
Mid-America Apartments LP
3.95%, 3/15/29	140,000	134,284
1.70%, 2/15/31	50,000	39,714
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	94,905
3.65%, 4/15/29	100,000	95,005
6.75%, 12/30/31	125,000	142,615
Mississippi Power Co.
3.95%, 3/30/28	110,000	105,017
Molson Coors Beverage Co.
3.00%, 7/15/26	500,000	471,495
5.00%, 5/1/42	45,000	41,717
4.20%, 7/15/46	220,000	178,202
Mondelez International, Inc.
2.75%, 4/13/30	43,000	37,933
1.50%, 2/4/31	475,000	375,198
1.88%, 10/15/32(f)	175,000	137,667
Montefiore Obligated Group
4.29%, 9/1/50	25,000	15,263
Moody’s Corp.
3.25%, 1/15/28	58,000	54,648
2.00%, 8/19/31(f)	200,000	162,148
4.25%, 8/8/32	210,000	201,562
5.25%, 7/15/44	50,000	48,611
3.25%, 5/20/50	105,000	74,484
Morgan Stanley
4.00%, 7/23/25	500,000	489,335
1.16%, 10/21/25, (1.164% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.56% thereafter)(c)	500,000	467,360
5.00%, 11/24/25	525,000	524,344
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	500,000	472,390
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(c)	560,000	554,372
3.95%, 4/23/27	325,000	309,205
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(c)	510,000	458,459
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(c)	1,000,000	891,600
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	680,000	656,547
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.628% thereafter)(c)	120,000	115,283
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(c)	356,000	276,996
7.25%, 4/1/32	267,000	307,669
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(c)	350,000	273,490
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(c)	260,000	207,683
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(c)	404,000	337,792
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(c)	518,000	391,603
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(c)	500,000	494,970
Morgan Stanley Domestic Holdings, Inc.
3.80%, 8/24/27	105,000	100,244
Mosaic Co.
4.05%, 11/15/27(f)	123,000	117,727
5.63%, 11/15/43	148,000	136,188
Motorola Solutions, Inc.
4.60%, 5/23/29	153,000	149,717
2.30%, 11/15/30	100,000	81,000
2.75%, 5/24/31	361,000	297,395
5.50%, 9/1/44	25,000	23,399
MPLX LP
4.25%, 12/1/27	175,000	168,474
4.00%, 3/15/28	130,000	123,543
4.80%, 2/15/29	215,000	209,825
2.65%, 8/15/30	410,000	343,588
4.95%, 9/1/32	250,000	239,897
5.20%, 3/1/47	12,000	10,357
5.20%, 12/1/47	227,000	194,864
4.70%, 4/15/48	275,000	220,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Mylan, Inc.
4.55%, 4/15/28	$191,000	$180,682
5.20%, 4/15/48	150,000	113,349
Nasdaq, Inc.
1.65%, 1/15/31(f)	440,000	347,037
2.50%, 12/21/40	50,000	33,315
3.95%, 3/7/52	50,000	38,702
National Fuel Gas Co.
3.95%, 9/15/27	150,000	140,603
4.75%, 9/1/28	105,000	101,053
National Health Investors, Inc.
3.00%, 2/1/31	365,000	267,180
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	258,552
3.90%, 11/1/28	78,000	74,731
3.70%, 3/15/29	142,000	134,197
1.65%, 6/15/31	15,000	11,808
2.75%, 4/15/32	45,000	37,845
Netflix, Inc.
5.88%, 11/15/28	750,000	779,310
NewMarket Corp.
2.70%, 3/18/31	179,000	147,723
Newmont Corp.
2.80%, 10/1/29	171,000	149,208
2.60%, 7/15/32(f)	220,000	180,682
6.25%, 10/1/39	98,000	103,379
5.45%, 6/9/44	75,000	74,697
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25	510,000	516,003
4.45%, 6/20/25	401,000	396,894
1.90%, 6/15/28	386,000	334,345
3.50%, 4/1/29	267,000	246,583
2.75%, 11/1/29	360,000	316,199
2.44%, 1/15/32	110,000	89,690
3.00%, 1/15/52	85,000	55,649
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(c)(e)	268,000	234,119
NIKE, Inc.
2.85%, 3/27/30	180,000	164,277
NiSource, Inc.
3.60%, 5/1/30	515,000	468,459
5.25%, 2/15/43	25,000	23,996
4.80%, 2/15/44	71,000	63,999
5.65%, 2/1/45	94,000	94,151
4.38%, 5/15/47	131,000	110,619
NNN REIT, Inc.
3.60%, 12/15/26	90,000	84,706
3.50%, 10/15/27	15,000	13,931
2.50%, 4/15/30	200,000	167,186
3.50%, 4/15/51	150,000	100,049
Norfolk Southern Corp.
3.15%, 6/1/27	60,000	56,714
3.80%, 8/1/28	34,000	32,714
2.55%, 11/1/29	193,000	168,923
4.84%, 10/1/41	120,000	110,257
3.95%, 10/1/42	62,000	51,309
3.94%, 11/1/47	113,000	90,676
4.10%, 5/15/49	83,000	67,444
3.05%, 5/15/50	155,000	104,954
2.90%, 8/25/51	110,000	71,052
3.70%, 3/15/53	45,000	34,047
4.10%, 5/15/2121	120,000	82,608
Northern Trust Corp.
4.00%, 5/10/27	500,000	486,700
Northrop Grumman Corp.
2.93%, 1/15/25	450,000	433,912
3.20%, 2/1/27	102,000	97,372
5.15%, 5/1/40	275,000	269,621
5.05%, 11/15/40	26,000	25,222
4.03%, 10/15/47	39,000	32,761
5.25%, 5/1/50	205,000	205,002
NOV, Inc.
3.95%, 12/1/42	180,000	130,243
NSTAR Electric Co.
3.20%, 5/15/27	125,000	118,780
Nucor Corp.
2.00%, 6/1/25	250,000	234,817
NVIDIA Corp.
2.85%, 4/1/30	525,000	479,320
O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	47,874
4.20%, 4/1/30	225,000	213,790
1.75%, 3/15/31	175,000	139,638
Occidental Petroleum Corp.
5.55%, 3/15/26	500,000	499,375
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	60,664
5.25%, 9/1/50	80,000	74,296
Oklahoma Gas and Electric Co.
3.80%, 8/15/28	135,000	129,072
Old Republic International Corp.
3.85%, 6/11/51	25,000	17,618
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	30,000	27,940
4.75%, 1/15/28	60,000	55,040
3.63%, 10/1/29	112,000	92,184
Omnicom Group, Inc.
2.45%, 4/30/30	380,000	321,035
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	500,000	490,525
ONEOK Partners LP
6.13%, 2/1/41	195,000	188,286
ONEOK, Inc.
2.20%, 9/15/25	500,000	464,060
4.00%, 7/13/27	115,000	108,583
4.55%, 7/15/28	157,000	151,202
3.40%, 9/1/29	259,000	229,171
4.95%, 7/13/47	25,000	20,346
7.15%, 1/15/51	240,000	249,350
Oracle Corp.
2.95%, 11/15/24	500,000	483,230
2.50%, 4/1/25	810,000	772,635
2.65%, 7/15/26	114,000	106,443
2.80%, 4/1/27	387,000	357,228
2.95%, 4/1/30	385,000	337,118
2.88%, 3/25/31	845,000	718,943
6.25%, 11/9/32	500,000	529,275
3.80%, 11/15/37	240,000	195,739
6.50%, 4/15/38	301,000	322,079
3.60%, 4/1/40	254,000	192,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
5.38%, 7/15/40	$570,000	$543,449
4.13%, 5/15/45	155,000	119,658
4.00%, 7/15/46	270,000	202,451
4.00%, 11/15/47	130,000	96,944
3.60%, 4/1/50	156,000	107,869
3.95%, 3/25/51	275,000	201,919
5.55%, 2/6/53	250,000	233,772
4.38%, 5/15/55	173,000	134,092
3.85%, 4/1/60	262,000	177,185
4.10%, 3/25/61	423,000	302,170
Oshkosh Corp.
4.60%, 5/15/28	46,000	44,869
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	387,843
3.11%, 2/15/40	15,000	11,413
Ovintiv, Inc.
7.20%, 11/1/31	408,000	429,653
Owens Corning
7.00%, 12/1/36	32,000	35,497
4.30%, 7/15/47	74,000	60,544
4.40%, 1/30/48	175,000	143,839
Owl Rock Capital Corp.
2.88%, 6/11/28	300,000	244,806
Owl Rock Core Income Corp.
3.13%, 9/23/26	82,000	70,791
PACCAR Financial Corp.
3.55%, 8/11/25	300,000	294,261
Pacific Gas and Electric Co.
3.45%, 7/1/25	23,000	21,899
2.10%, 8/1/27	172,000	149,115
3.75%, 7/1/28	178,000	162,585
4.55%, 7/1/30	525,000	478,653
2.50%, 2/1/31	795,000	627,907
4.40%, 3/1/32	45,000	39,536
4.50%, 7/1/40	277,000	215,088
3.75%, 8/15/42	350,000	240,250
4.60%, 6/15/43	50,000	37,575
4.75%, 2/15/44	75,000	57,802
4.00%, 12/1/46	100,000	67,250
4.95%, 7/1/50	135,000	105,211
3.50%, 8/1/50	203,000	126,816
Packaging Corp. of America
3.00%, 12/15/29	122,000	108,086
4.05%, 12/15/49	26,000	20,531
Paramount Global
2.90%, 1/15/27	92,000	82,313
3.70%, 6/1/28	87,000	77,363
7.88%, 7/30/30	97,000	102,759
4.95%, 1/15/31	246,000	220,704
4.20%, 5/19/32(f)	45,000	37,684
4.85%, 7/1/42	55,000	40,775
4.38%, 3/15/43	173,000	120,155
5.85%, 9/1/43	352,000	294,737
5.25%, 4/1/44	30,000	22,992
4.95%, 5/19/50(f)	192,000	143,100
Parker-Hannifin Corp.
3.65%, 6/15/24	500,000	490,565
3.25%, 3/1/27	145,000	137,251
3.25%, 6/14/29	222,000	203,712
4.10%, 3/1/47(d)	100,000	84,300
4.00%, 6/14/49	105,000	86,715
PayPal Holdings, Inc.
3.90%, 6/1/27	250,000	244,857
2.30%, 6/1/30	290,000	246,674
Pentair Finance Sarl
4.50%, 7/1/29	229,000	218,684
PepsiCo, Inc.
2.25%, 3/19/25	1,000,000	960,660
3.00%, 10/15/27	130,000	123,856
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	500,000	497,625
4.45%, 5/19/28	500,000	498,395
Pfizer, Inc.
3.45%, 3/15/29	116,000	110,592
2.63%, 4/1/30	96,000	85,440
1.70%, 5/28/30	32,000	26,708
1.75%, 8/18/31	249,000	202,878
PG&E Recovery Funding LLC
5.26%, 1/15/40, Series A-2	1,000,000	1,032,390
5.54%, 7/15/49, Series A-3	1,000,000	1,046,820
PG&E Wildfire Recovery Funding LLC
5.10%, 6/1/54, Series A-5	660,000	665,874
Philip Morris International, Inc.
4.88%, 2/13/26	500,000	499,360
4.88%, 2/15/28	500,000	498,755
1.75%, 11/1/30	410,000	325,749
Phillips 66
3.75%, 3/1/28	220,000	207,808
4.65%, 11/15/34	322,000	301,775
5.88%, 5/1/42	155,000	159,080
4.88%, 11/15/44	23,000	20,814
4.90%, 10/1/46	100,000	87,650
3.30%, 3/15/52	200,000	135,212
Physicians Realty LP
3.95%, 1/15/28	75,000	69,134
Pioneer Natural Resources Co.
1.90%, 8/15/30	288,000	234,346
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	171,000	165,401
3.55%, 12/15/29	145,000	128,567
6.65%, 1/15/37	252,000	253,900
4.70%, 6/15/44	42,000	32,415
PNC Financial Services Group, Inc.
5.67%, 10/28/25, (5.671% fixed rate until 10/28/24; Secured Overnight Financing Index + 1.09% thereafter)(c)	500,000	499,005
3.45%, 4/23/29	58,000	53,091
2.55%, 1/22/30	577,000	488,575
PPG Industries, Inc.
2.55%, 6/15/30	25,000	21,436
PPL Capital Funding, Inc.
3.10%, 5/15/26	87,000	82,772
4.13%, 4/15/30	100,000	93,281
Principal Financial Group, Inc.
3.70%, 5/15/29	156,000	145,326
Progress Energy, Inc.
7.75%, 3/1/31	19,000	21,645
Progressive Corp.
6.63%, 3/1/29	105,000	115,545
Prologis LP
3.25%, 6/30/26	41,000	39,341
1.75%, 2/1/31	160,000	127,563
1.63%, 3/15/31	50,000	40,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Prudential Financial, Inc.
3.88%, 3/27/28	$70,000	$67,665
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)(e)(f)	461,000	429,915
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)(f)	150,000	146,100
Public Service Co. of Colorado
3.70%, 6/15/28	251,000	242,491
Public Service Electric and Gas Co.
3.20%, 5/15/29	300,000	276,249
Public Service Enterprise Group, Inc.
1.60%, 8/15/30	280,000	221,592
Public Storage
3.09%, 9/15/27	50,000	47,094
2.25%, 11/9/31	185,000	152,298
Puget Energy, Inc.
2.38%, 6/15/28	104,000	91,018
PulteGroup, Inc.
6.00%, 2/15/35	190,000	194,292
QUALCOMM, Inc.
3.25%, 5/20/27	250,000	240,197
2.15%, 5/20/30	250,000	214,282
Quanta Services, Inc.
3.05%, 10/1/41	160,000	109,606
Quest Diagnostics, Inc.
2.95%, 6/30/30	485,000	428,725
4.70%, 3/30/45	25,000	22,051
Raytheon Technologies Corp.
5.00%, 2/27/26	250,000	251,670
7.20%, 8/15/27	21,000	23,079
4.13%, 11/16/28	139,000	134,656
2.25%, 7/1/30	175,000	148,398
1.90%, 9/1/31	285,000	229,240
2.38%, 3/15/32	500,000	414,125
5.15%, 2/27/33	250,000	254,540
4.45%, 11/16/38	182,000	169,071
4.88%, 10/15/40	18,000	17,073
4.70%, 12/15/41	50,000	46,198
4.50%, 6/1/42	196,000	179,228
4.15%, 5/15/45	119,000	100,895
3.75%, 11/1/46	31,000	24,704
4.35%, 4/15/47	102,000	89,136
4.05%, 5/4/47	130,000	109,090
4.63%, 11/16/48	30,000	27,479
3.13%, 7/1/50	85,000	60,356
2.82%, 9/1/51	50,000	32,995
3.03%, 3/15/52	84,000	58,162
5.38%, 2/27/53	250,000	253,437
Realty Income Corp.
4.63%, 11/1/25	500,000	495,465
4.13%, 10/15/26	55,000	53,636
3.00%, 1/15/27	46,000	42,813
3.65%, 1/15/28(f)	236,000	222,678
Regal Rexnord Corp.
6.05%, 2/15/26(d)	250,000	250,755
6.40%, 4/15/33(d)	250,000	247,450
Regency Centers LP
4.13%, 3/15/28	25,000	23,581
2.95%, 9/15/29	122,000	106,489
4.40%, 2/1/47	48,000	38,744
4.65%, 3/15/49	90,000	74,914
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	180,602
2.80%, 9/15/50	150,000	95,939
Reinsurance Group of America, Inc.
3.90%, 5/15/29	75,000	69,661
3.15%, 6/15/30	400,000	348,064
Republic Services, Inc.
0.88%, 11/15/25	250,000	226,992
3.95%, 5/15/28	34,000	32,779
1.45%, 2/15/31	280,000	221,068
1.75%, 2/15/32	303,000	239,955
Revvity, Inc.
2.55%, 3/15/31	200,000	164,546
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	160,778
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	134,729
2.00%, 6/30/30	575,000	472,092
Ross Stores, Inc.
1.88%, 4/15/31	275,000	218,672
Royalty Pharma PLC
2.20%, 9/2/30	290,000	234,149
3.30%, 9/2/40	46,000	32,399
3.55%, 9/2/50	245,000	162,854
RPM International, Inc.
3.75%, 3/15/27	73,000	69,261
4.55%, 3/1/29	45,000	42,638
2.95%, 1/15/32	25,000	20,062
4.25%, 1/15/48	23,000	17,493
Ryder System, Inc.
4.63%, 6/1/25	500,000	492,255
S&P Global, Inc.
2.95%, 1/22/27	5,000	4,745
4.25%, 5/1/29	210,000	205,815
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	510,000	510,112
5.00%, 3/15/27	60,000	59,316
4.20%, 3/15/28	232,000	221,228
4.50%, 5/15/30	412,000	389,884
Sabra Health Care LP
5.13%, 8/15/26	168,000	159,348
3.90%, 10/15/29	100,000	82,545
Salesforce, Inc.
0.63%, 7/15/24	500,000	475,320
Santander Holdings USA, Inc.
4.26%, 6/9/25, (4.26% fixed rate until 6/9/24; Secured Overnight Financing Index + 1.38% thereafter)(c)	400,000	383,548
4.40%, 7/13/27	202,000	192,185
Sempra Energy
3.25%, 6/15/27	40,000	37,397
3.40%, 2/1/28	156,000	145,433
3.80%, 2/1/38	213,000	177,902
ServiceNow, Inc.
1.40%, 9/1/30	284,000	226,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Sherwin-Williams Co.
2.95%, 8/15/29	$145,000	$128,614
2.30%, 5/15/30	240,000	202,130
4.50%, 6/1/47	220,000	188,069
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	24,000	22,665
Simon Property Group LP
3.50%, 9/1/25	500,000	482,655
3.38%, 6/15/27	166,000	156,239
3.38%, 12/1/27	37,000	34,488
1.75%, 2/1/28	25,000	21,534
2.45%, 9/13/29	82,000	70,073
SITE Centers Corp.
4.70%, 6/1/27	115,000	106,346
Skyworks Solutions, Inc.
1.80%, 6/1/26	297,000	266,433
3.00%, 6/1/31	110,000	86,908
Snap-on, Inc.
3.25%, 3/1/27	150,000	143,089
Sonoco Products Co.
2.25%, 2/1/27	50,000	45,182
3.13%, 5/1/30	56,000	48,869
2.85%, 2/1/32	150,000	125,180
Southern California Edison Co.
4.90%, 6/1/26	500,000	496,665
3.65%, 3/1/28, Series B	125,000	118,575
4.20%, 3/1/29, Series A	180,000	173,351
6.65%, 4/1/29	208,000	218,415
Southern Co.
4.48%, 8/1/24(c)	500,000	492,980
3.70%, 4/30/30, Series A	25,000	23,024
4.25%, 7/1/36	397,000	355,255
4.40%, 7/1/46	80,000	67,118
Southern Co. Gas Capital Corp.
5.88%, 3/15/41	150,000	153,001
4.40%, 5/30/47	3,000	2,480
3.15%, 9/30/51, Series 21A	150,000	100,025
Southern Power Co.
5.15%, 9/15/41	50,000	46,885
5.25%, 7/15/43	110,000	103,668
4.95%, 12/15/46, Series F	60,000	52,667
Southwest Airlines Co.
5.13%, 6/15/27	225,000	224,145
3.45%, 11/16/27	100,000	92,773
Southwest Gas Corp.
3.80%, 9/29/46	50,000	37,548
4.15%, 6/1/49	150,000	116,129
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	371,105
4.10%, 9/15/28, Series M	79,000	75,605
3.85%, 2/1/48, Series L	50,000	37,372
3.25%, 11/1/51	200,000	133,236
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	99,019
Spirit Realty LP
2.10%, 3/15/28	250,000	210,675
3.40%, 1/15/30	45,000	38,303
Sprint Capital Corp.
8.75%, 3/15/32	510,000	619,573
Sprint LLC
7.63%, 2/15/25	500,000	512,770
Stanley Black & Decker, Inc.
4.25%, 11/15/28	169,000	161,081
2.30%, 3/15/30	275,000	225,860
Starbucks Corp.
2.00%, 3/12/27	100,000	90,798
4.00%, 11/15/28	233,000	226,082
3.55%, 8/15/29	289,000	272,507
3.00%, 2/14/32	33,000	28,953
4.45%, 8/15/49	247,000	216,113
3.35%, 3/12/50	10,000	7,241
3.50%, 11/15/50	235,000	176,097
State Street Corp.
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(c)	500,000	498,870
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	740,000	643,156
Steel Dynamics, Inc.
3.45%, 4/15/30	49,000	43,629
3.25%, 1/15/31	350,000	304,346
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	199,692
Stifel Financial Corp.
4.00%, 5/15/30	175,000	151,245
STORE Capital Corp.
4.50%, 3/15/28	30,000	25,946
4.63%, 3/15/29	25,000	21,625
Stryker Corp.
3.50%, 3/15/26	100,000	96,754
4.63%, 3/15/46	218,000	199,498
2.90%, 6/15/50	28,000	19,223
Summa Health
3.51%, 11/15/51	60,000	42,076
Synchrony Financial
3.70%, 8/4/26	119,000	105,142
3.95%, 12/1/27	732,000	633,780
5.15%, 3/19/29	90,000	80,508
Sysco Corp.
3.25%, 7/15/27	109,000	102,848
5.95%, 4/1/30	123,000	129,667
5.38%, 9/21/35	72,000	72,641
4.50%, 4/1/46	25,000	21,202
6.60%, 4/1/50	252,000	281,131
T-Mobile USA, Inc.
3.50%, 4/15/25	760,000	737,147
2.25%, 2/15/26	500,000	463,825
3.75%, 4/15/27	697,000	662,171
3.88%, 4/15/30	713,000	661,379
2.55%, 2/15/31	738,000	617,809
2.25%, 11/15/31	250,000	201,192
2.70%, 3/15/32	85,000	70,570
4.38%, 4/15/40	275,000	241,744
3.00%, 2/15/41	148,000	107,004
4.50%, 4/15/50	230,000	196,218
3.30%, 2/15/51	198,000	136,978
3.40%, 10/15/52	313,000	219,726
3.60%, 11/15/60	85,000	58,943
5.80%, 9/15/62	250,000	250,622
Take-Two Interactive Software, Inc.
3.55%, 4/14/25	500,000	484,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Targa Resources Corp.
4.95%, 4/15/52	$20,000	$15,918
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 2/1/31	940,000	866,454
Target Corp.
2.25%, 4/15/25	510,000	487,315
3.38%, 4/15/29	130,000	123,668
TC PipeLines LP
3.90%, 5/25/27	117,000	112,772
TD SYNNEX Corp.
1.75%, 8/9/26	112,000	97,443
2.65%, 8/9/31	243,000	188,216
Teledyne FLIR LLC
2.50%, 8/1/30	135,000	113,130
Teledyne Technologies, Inc.
2.25%, 4/1/28	78,000	68,989
2.75%, 4/1/31	350,000	296,495
Texas Instruments, Inc.
1.38%, 3/12/25	500,000	472,230
2.25%, 9/4/29	105,000	92,904
Textron, Inc.
3.65%, 3/15/27	253,000	240,945
3.38%, 3/1/28	205,000	189,303
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	250,000	237,165
2.00%, 10/15/31	240,000	196,344
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	75,000	83,217
Time Warner Cable LLC
6.55%, 5/1/37	201,000	191,792
7.30%, 7/1/38	155,000	158,167
5.50%, 9/1/41	145,000	120,005
4.50%, 9/15/42	125,000	92,511
Timken Co.
4.50%, 12/15/28	206,000	198,767
TJX Cos., Inc.
1.60%, 5/15/31	170,000	138,506
Toll Brothers Finance Corp.
4.88%, 3/15/27	145,000	142,154
3.80%, 11/1/29	140,000	125,474
Toyota Motor Credit Corp.
4.40%, 9/20/24	760,000	754,254
4.80%, 1/10/25	500,000	499,965
3.95%, 6/30/25	510,000	501,809
1.90%, 1/13/27	178,000	161,889
2.15%, 2/13/30	110,000	95,086
1.65%, 1/10/31	155,000	125,288
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	55,581
5.75%, 6/15/43	50,000	50,776
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/29	180,000	169,661
4.50%, 3/21/49	150,000	129,024
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	500,000	529,910
4.00%, 3/15/28	420,000	399,315
4.60%, 3/15/48	215,000	180,712
Trimble, Inc.
4.90%, 6/15/28	225,000	222,415
Truist Bank
2.15%, 12/6/24	500,000	470,055
3.30%, 5/15/26	188,000	172,073
Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(c)	490,000	471,375
1.95%, 6/5/30	150,000	120,537
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.85% thereafter)(c)(f)	379,000	362,343
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	67,091
4.88%, 8/15/34	126,000	122,258
4.55%, 6/2/47	50,000	41,011
5.10%, 9/28/48	310,000	281,576
U.S. Bancorp
1.45%, 5/12/25	750,000	693,840
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	750,000	746,640
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(c)	327,000	241,738
UDR, Inc.
2.95%, 9/1/26	40,000	37,026
3.50%, 1/15/28	25,000	23,047
4.40%, 1/26/29	129,000	123,294
3.20%, 1/15/30	110,000	96,885
3.00%, 8/15/31	95,000	80,717
Union Pacific Corp.
4.75%, 2/21/26	500,000	502,405
6.63%, 2/1/29	122,000	135,117
2.38%, 5/20/31	110,000	93,809
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	286,199	273,867
4.00%, 10/11/27, Series 2014-1, Class A	51,686	48,736
3.75%, 3/3/28, Series 2014-2, Class A	207,271	192,948
3.45%, 1/7/30, Series 2016-1, Class A	21,294	18,669
4.15%, 2/25/33, Series 2019-1, Class AA	45,913	42,212
United Parcel Service, Inc.
3.90%, 4/1/25	300,000	295,812
3.05%, 11/15/27	49,000	46,545
UnitedHealth Group, Inc.
5.15%, 10/15/25	750,000	759,937
1.15%, 5/15/26	100,000	91,135
3.45%, 1/15/27	93,000	89,886
3.38%, 4/15/27	345,000	331,559
3.70%, 5/15/27(f)	10,000	9,774
3.88%, 12/15/28	129,000	125,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Universal Health Services, Inc.
2.65%, 1/15/32	$365,000	$287,912
Unum Group
5.75%, 8/15/42	122,000	112,040
4.50%, 12/15/49	75,000	55,382
Valero Energy Corp.
2.15%, 9/15/27	154,000	138,072
2.80%, 12/1/31	250,000	206,502
6.63%, 6/15/37	18,000	19,380
4.90%, 3/15/45	93,000	81,711
3.65%, 12/1/51	97,000	66,676
Valero Energy Partners LP
4.50%, 3/15/28	50,000	48,892
Valmont Industries, Inc.
5.00%, 10/1/44	55,000	48,588
Ventas Realty LP
3.50%, 2/1/25	108,000	103,952
4.00%, 3/1/28	115,000	107,571
4.40%, 1/15/29	160,000	151,056
3.00%, 1/15/30	140,000	120,424
2.50%, 9/1/31	370,000	293,606
Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	120,478
3.63%, 5/15/50	70,000	50,230
Verizon Communications, Inc.
3.38%, 2/15/25	500,000	487,295
0.85%, 11/20/25	295,000	267,993
4.13%, 3/16/27	388,000	380,768
4.33%, 9/21/28	231,000	224,664
3.88%, 2/8/29	187,000	176,977
4.02%, 12/3/29	473,000	445,684
3.15%, 3/22/30	409,000	365,769
1.68%, 10/30/30	204,000	162,168
1.75%, 1/20/31	505,000	399,112
2.55%, 3/21/31	697,000	584,232
2.36%, 3/15/32	675,000	544,752
4.40%, 11/1/34	130,000	120,588
5.25%, 3/16/37	110,000	108,973
2.65%, 11/20/40	330,000	226,561
3.40%, 3/22/41	476,000	363,212
2.85%, 9/3/41	224,000	157,497
4.13%, 8/15/46	310,000	254,792
4.00%, 3/22/50	502,000	400,214
2.88%, 11/20/50	220,000	140,679
3.55%, 3/22/51	416,000	302,665
5.01%, 8/21/54	100,000	92,726
2.99%, 10/30/56	256,000	158,477
3.00%, 11/20/60	46,000	28,209
3.70%, 3/22/61	383,000	273,313
VF Corp.
2.80%, 4/23/27(f)	130,000	118,854
2.95%, 4/23/30(f)	160,000	132,114
Viatris, Inc.
2.70%, 6/22/30	210,000	168,697
3.85%, 6/22/40	71,000	47,819
4.00%, 6/22/50	275,000	176,591
VICI Properties LP
4.38%, 5/15/25	500,000	483,565
Virginia Electric and Power Co.
3.10%, 5/15/25, Series A	250,000	240,277
2.40%, 3/30/32	167,000	137,170
VMware, Inc.
4.50%, 5/15/25	500,000	493,825
4.65%, 5/15/27	100,000	98,128
3.90%, 8/21/27	117,000	111,460
2.20%, 8/15/31	190,000	149,028
Vontier Corp.
2.95%, 4/1/31	175,000	138,229
Voya Financial, Inc.
4.80%, 6/15/46	52,000	43,153
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 2.084% thereafter)(c)(e)	40,000	32,818
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,460
4.50%, 6/15/47	80,000	68,785
4.70%, 3/1/48	30,000	26,578
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	7,073
4.00%, 5/12/50	175,000	136,154
3.15%, 9/30/61	55,000	33,987
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	100,000	94,937
3.20%, 4/15/30(f)	150,000	130,035
4.80%, 11/18/44	52,000	43,410
4.10%, 4/15/50(f)	125,000	91,141
Walt Disney Co.
3.35%, 3/24/25	514,000	501,685
1.75%, 1/13/26	500,000	465,950
2.00%, 9/1/29	149,000	127,958
3.80%, 3/22/30	60,000	56,849
Warnermedia Holdings, Inc.
3.64%, 3/15/25	500,000	484,020
4.28%, 3/15/32	240,000	209,899
5.05%, 3/15/42	525,000	425,229
5.14%, 3/15/52	250,000	195,517
5.39%, 3/15/62	425,000	331,304
Waste Connections, Inc.
3.50%, 5/1/29	161,000	149,429
2.20%, 1/15/32	531,000	430,285
Waste Management, Inc.
3.15%, 11/15/27	175,000	165,811
1.15%, 3/15/28	121,000	103,128
1.50%, 3/15/31	285,000	227,017
4.15%, 7/15/49	50,000	43,859
2.50%, 11/15/50	50,000	31,508
WEC Energy Group, Inc.
5.00%, 9/27/25	300,000	300,540
1.38%, 10/15/27	85,000	73,313
Wells Fargo & Co.
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(c)	500,000	478,095
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(c)	450,000	425,245
3.00%, 4/22/26	610,000	577,542
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(c)	500,000	487,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
4.54%, 8/15/26, (4.54% fixed rate until 8/15/25; Secured Overnight Financing Rate + 1.56% thereafter)(c)	$500,000	$492,080
4.30%, 7/22/27	750,000	723,870
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	500,000	447,445
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)	283,000	269,515
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(c)	684,000	588,329
5.95%, 12/1/86	100,000	99,091
Welltower OP LLC
4.25%, 4/15/28	60,000	57,175
4.13%, 3/15/29	175,000	163,037
3.10%, 1/15/30	409,000	355,143
2.80%, 6/1/31	225,000	186,264
Western Digital Corp.
4.75%, 2/15/26	500,000	477,290
Western Midstream Operating LP
4.30%, 2/1/30	500,000	446,475
5.50%, 2/1/50	250,000	201,087
Western Union Co.
1.35%, 3/15/26	100,000	88,940
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	384,000	374,131
Westlake Corp.
5.00%, 8/15/46	85,000	72,997
4.38%, 11/15/47	85,000	66,261
3.13%, 8/15/51	150,000	92,754
WestRock MWV LLC
8.20%, 1/15/30	36,000	41,657
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	80,221
4.00%, 11/15/29	120,000	111,826
4.00%, 4/15/30	50,000	46,261
7.38%, 3/15/32	61,000	68,581
Whirlpool Corp.
2.40%, 5/15/31	205,000	166,788
4.60%, 5/15/50	185,000	150,436
Williams Cos., Inc.
3.75%, 6/15/27	149,000	142,100
2.60%, 3/15/31	570,000	471,607
6.30%, 4/15/40	55,000	57,089
5.75%, 6/24/44	67,000	64,290
5.10%, 9/15/45	195,000	172,885
Willis North America, Inc.
4.65%, 6/15/27	183,000	178,667
4.50%, 9/15/28	100,000	95,467
2.95%, 9/15/29	150,000	129,510
Wisconsin Power and Light Co.
3.00%, 7/1/29	110,000	99,668
Workday, Inc.
3.50%, 4/1/27	489,000	467,161
WRKCo, Inc.
3.00%, 9/15/24	123,000	118,910
4.00%, 3/15/28	74,000	70,070
3.90%, 6/1/28	98,000	92,783
3.00%, 6/15/33(f)	275,000	223,226
Xcel Energy, Inc.
1.75%, 3/15/27	150,000	134,412
3.40%, 6/1/30	80,000	72,595
2.35%, 11/15/31	85,000	68,910
6.50%, 7/1/36	100,000	109,188
Xylem, Inc.
1.95%, 1/30/28	95,000	84,212
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	108,000	107,881
Zoetis, Inc.
3.00%, 9/12/27	263,000	247,520
4.70%, 2/1/43	50,000	45,856
3.95%, 9/12/47	100,000	81,638
4.45%, 8/20/48	80,000	70,279

Total United States		319,638,583

TOTAL CORPORATE BONDS (Cost: $413,713,279)		379,846,848

FOREIGN GOVERNMENT AGENCIES - 0.2%

Japan - 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	230,760
2.88%, 6/1/27	320,000	302,198
2.88%, 7/21/27	250,000	236,120
1.88%, 4/15/31	920,000	773,490
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	231,515

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,997,037)		1,774,083

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%

Chile - 0.1%
Chile Government International Bond
3.24%, 2/6/28	200,000	190,166
2.45%, 1/31/31	200,000	174,208
2.55%, 1/27/32	200,000	172,136

Total Chile		536,510

Hungary - 0.0%
Hungary Government International Bond
7.63%, 3/29/41	138,000	153,602

Indonesia - 0.3%
Indonesia Government International Bond
4.10%, 4/24/28	460,000	450,335
2.85%, 2/14/30	540,000	487,528
3.85%, 10/15/30	300,000	285,261
4.35%, 1/11/48	625,000	554,319
5.35%, 2/11/49	200,000	202,550
4.20%, 10/15/50	220,000	187,816
4.45%, 4/15/70	322,000	271,968

Total Indonesia		2,439,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Israel - 0.0%
State of Israel
2.50%, 1/15/30	$200,000	$176,300

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	550,000	483,224
5.38%, 6/15/33	153,000	152,797
4.00%, 10/17/49	350,000	265,360

Total Italy		901,381

Mexico - 0.6%
Mexico Government International Bond
3.25%, 4/16/30	950,000	849,005
2.66%, 5/24/31	1,260,000	1,049,794
4.75%, 4/27/32	355,000	340,189
7.50%, 4/8/33, Series A	320,000	368,618
6.75%, 9/27/34, Series A	380,000	417,229
6.05%, 1/11/40	102,000	103,257
4.28%, 8/14/41	275,000	224,526
4.75%, 3/8/44	354,000	300,019
5.55%, 1/21/45	200,000	188,720
4.60%, 1/23/46	250,000	204,793
4.35%, 1/15/47	205,000	161,977
4.60%, 2/10/48	200,000	162,852
4.50%, 1/31/50	200,000	160,826
4.40%, 2/12/52	250,000	194,340
3.77%, 5/24/61	260,000	173,672
5.75%, 10/12/2110	310,000	272,161

Total Mexico		5,171,978

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	380,000	441,583
9.38%, 4/1/29	200,000	243,984
3.30%, 1/19/33	500,000	419,650
6.70%, 1/26/36	235,000	251,654
4.50%, 5/15/47	200,000	157,586
4.30%, 4/29/53	295,000	216,657
4.50%, 4/1/56	325,000	241,420
4.50%, 1/19/63	315,000	227,316

Total Panama		2,199,850

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	104,000	102,186
2.84%, 6/20/30	620,000	542,531
2.78%, 1/23/31	525,000	448,387
8.75%, 11/21/33	190,000	240,118
3.00%, 1/15/34	246,000	201,599
6.55%, 3/14/37	55,000	60,365
5.63%, 11/18/50	70,000	70,344
3.60%, 1/15/72	313,000	206,098
3.23%, 7/28/2121	160,000	92,816

Total Peru		1,964,444

Philippines - 0.4%
Philippine Government International Bond
3.00%, 2/1/28	750,000	707,962
9.50%, 2/2/30	255,000	324,102
2.46%, 5/5/30	200,000	174,582
1.95%, 1/6/32	376,000	305,335
6.38%, 1/15/32	260,000	291,608
5.00%, 1/13/37	500,000	502,130
3.95%, 1/20/40	480,000	415,690
3.70%, 3/1/41	200,000	166,058
3.70%, 2/2/42	325,000	268,473

Total Philippines		3,155,940

Poland - 0.0%
Republic of Poland Government Bond
3.25%, 4/6/26	225,000	218,673

Uruguay - 0.1%
Uruguay Government International Bond
4.38%, 1/23/31	255,000	254,872
7.63%, 3/21/36	260,000	323,671
4.13%, 11/20/45	120,000	108,514
5.10%, 6/18/50	165,000	162,649
4.98%, 4/20/55	390,000	376,284

Total Uruguay		1,225,990

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $20,429,977)		18,144,445

SUPRANATIONAL BONDS - 0.1%
European Investment Bank
4.88%, 2/15/36	150,000	164,373
Inter-American Development Bank
3.88%, 10/28/41	100,000	94,533
4.38%, 1/24/44	100,000	100,896

TOTAL SUPRANATIONAL BONDS (Cost: $480,152)		359,802

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

United States - 6.8%
Bank
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	403,139
2.04%, 2/15/54, Series 2021-BNK31, Class A4	1,000,000	806,953
2.93%, 2/15/55, Series 2022-BNK39, Class A4	325,000	276,448
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	930,210
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,970,033	1,709,937
Barclays Commercial Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5^(c)	1,000,000	898,689
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	300,000	279,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
3.94%, 7/15/51, Series 2018-B5, Class A3	$1,000,000	$942,047
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	329,273
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	307,236
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	750,000	662,827
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	919,146
BMO Mortgage Trust
4.81%, 7/15/54, Series 2022-C2, Class A5^(c)	500,000	493,259
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	481,683
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	570,719
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	458,720
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	427,057
2.69%, 8/10/56, Series 2019-GC41, Class A2	241,236	231,097
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	218,060
Commercial Mortgage Trust
3.96%, 3/10/47, Series 2014-UBS2, Class A5	1,000,000	984,676
3.70%, 5/10/47, Series 2014-CR17, Class A4	307,226	302,315
3.18%, 2/10/48, Series 2015-LC19, Class A4	1,000,000	955,454
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	239,046
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	117,779	112,888
4.22%, 8/15/51, Series 2018-CX12, Class A4^(c)	779,577	739,428
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	897,234
2.56%, 3/15/53, Series 2020-C19, Class A3	500,000	422,038
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	821,384	793,805
3.31%, 9/25/25, Series K051, Class A2	1,430,000	1,389,214
2.57%, 7/25/26, Series K057, Class A2	950,000	901,818
2.96%, 7/25/26, Series K060, Class A1	612,961	596,026
3.41%, 12/25/26, Series K062, Class A2	500,000	484,127
3.12%, 6/25/27, Series K066, Class A2	750,000	717,314
3.19%, 7/25/27, Series K067, Class A2	500,000	478,737
3.19%, 9/25/27, Series K069, Class A2^(c)	1,025,000	980,410
3.35%, 1/25/28, Series K073, Class A2	1,750,000	1,681,988
3.93%, 7/25/28, Series K080, Class A2^(c)	400,000	393,933
2.12%, 3/25/29, Series K749, Class A2^(c)	350,000	312,514
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,844,379
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,743,584
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,230,492
1.66%, 12/25/30, Series K124, Class A2	1,100,000	910,593
3.90%, 12/25/30, Series K158, Class A2^(c)	1,500,000	1,459,114
2.11%, 1/25/31, Series K127, Class A2	2,000,000	1,709,740
2.13%, 11/25/31, Series K136, Class A2	750,000	632,808
2.40%, 3/25/32, Series K142, Class A2	1,520,000	1,305,501
2.58%, 5/25/32, Series K145, Class A2	1,200,000	1,043,612
2.92%, 6/25/32, Series K146, Class A2	500,000	447,055
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.27%, 2/25/29, Series 2019 -M5, Class A2	1,475,567	1,403,698
2.89%, 6/25/29, Series 2019-M12, Class A2^(c)	329,480	305,673
2.44%, 10/25/29, Series 2020-M1, Class A2	2,000,000	1,792,049
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	122,039
1.47%, 11/25/30, Series 2021-M1G, Class A2^(c)	1,000,000	818,076
3.61%, 2/25/31, Series 2019-M4, Class A2	1,955,200	1,866,075
1.94%, 1/25/32, Series 2022-M10, Class A2^(c)	1,000,000	828,052
2.94%, 7/25/39, Series 2016-M11, Class AL	153,846	147,072
GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	458,253
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	750,000	705,000
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	596,408
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	679,927
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(c)	132,000	123,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	$1,000,000	$983,366
3.80%, 9/15/47, Series 2014-C22, Class A4	310,000	299,713
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	942,644
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	104,008	99,264
3.31%, 4/15/48, Series 2015-C22, Class A4	1,000,000	950,828
3.21%, 10/15/48, Series 2015-C26, Class A3	694,668	679,756
3.28%, 10/15/48, Series 2015-C25, Class A3	458,455	447,996
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	945,416
Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	263,122
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	465,158
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	946,479
2.57%, 10/15/54, Series 2021-L7, Class A5	1,000,000	817,686
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	915,857
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	1,525,000	1,407,042
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	476,504
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	770,102
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	462,393
3.75%, 3/15/51, Series 2018-C43, Class A3	461,138	429,701
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	656,261
2.63%, 4/15/54, Series 2021-C59, Class A5	800,000	662,770
4.00%, 4/15/55, Series 2022-C62, Class A4^(c)	100,000	91,147

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $63,056,810)		60,615,476

MUNICIPAL BONDS - 0.1%

United States - 0.1%
Alameda County Joint Powers Authority
7.05%, 12/1/44, Series A	150,000	184,925
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	126,384
Los Angeles Department of Water & Power
6.57%, 7/1/45	70,000	84,128
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	210,000	229,293
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	95,000	91,452
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	54,559
State of Illinois
6.63%, 2/1/35, Series 1	92,308	97,133
University of California
4.86%, 5/15/2112, Series AD	56,000	50,215

TOTAL MUNICIPAL BONDS (Cost: $1,100,307)		918,089

ASSET-BACKED SECURITIES - 3.9%

United States - 3.9%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	1,570,000	1,475,589
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,943,863
3.75%, 8/15/27, Series 2022-3, Class A	900,000	880,004
4.95%, 10/15/27, Series 2022-4, Class A	400,000	401,743
AmeriCredit Automobile Receivables Trust
2.45%, 11/18/26, Series 2022-1, Class A3	1,130,000	1,090,563
BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	1,150,000	1,120,450
Barclays Dryrock Issuance Trust
3.07%, 2/15/28, Series 2022-1, Class A	1,250,000	1,206,512
Capital One Multi-Asset Execution Trust
0.55%, 7/15/26, Series 2021-A1, Class A1	655,000	620,168
3.49%, 5/15/27, Series 2022-A2, Class A	1,850,000	1,800,459
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	646,346
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,369,037
Capital One Prime Auto Receivables Trust
0.77%, 9/15/26, Series 2021-1, Class A3	525,000	498,804
CarMax Auto Owner Trust
2.03%, 6/16/25, Series 2020-1, Class A4	585,000	569,801
3.97%, 4/15/27, Series 2022-3, Class A3	1,095,000	1,071,923
CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	916,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Investments in Long Securities	Principal Amount	Value
Discover Card Execution Note Trust
1.96%, 2/15/27, Series 2022-A1, Class A1	$350,000	$331,910
3.32%, 5/15/27, Series 2022-A2, Class A	545,000	528,729
Exeter Automobile Receivables Trust
5.70%, 8/17/26, Series 2022-6A, Class A3	1,000,000	998,846
Ford Credit Auto Lease Trust
4.83%, 5/15/26, Series 2023-A, Class A4	500,000	496,107
Ford Credit Auto Owner Trust
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	733,339
GM Financial Automobile Leasing Trust
3.42%, 6/20/25, Series 2022-2, Class A3	500,000	489,971
4.01%, 9/22/25, Series 2022-3, Class A3	850,000	835,812
GM Financial Consumer Automobile Receivables Trust
0.58%, 1/16/26, Series 2020-3, Class A4	1,000,000	952,532
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,214,232
Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	845,000	824,993
0.46%, 4/19/27, Series 2020-3, Class A4	250,000	241,925
Hyundai Auto Receivables Trust
0.60%, 2/16/27, Series 2021-B, Class A4	1,000,000	919,955
5.39%, 6/15/27, Series 2015-C, Class A3	1,000,000	1,005,649
Mercedes-Benz Auto Receivables Trust
4.51%, 11/15/27, Series 2023-1, Class A3	500,000	495,652
Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	879,908
Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,382,427
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	244,193
3.77%, 2/15/28, Series 2022-C, Class A4	774,000	751,482
Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	1,200,000	1,140,881
1.53%, 7/20/28, Series 2022-2, Class A	500,000	470,580
Volkswagen Auto Lease Trust
3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,217,710
World Omni Auto Receivables Trust
0.44%, 8/17/26, Series 2021-C, Class A3	443,212	424,231
0.61%, 10/15/26, Series 2020-C, Class A4	400,000	376,443
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	914,594
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	326,958
World Omni Automobile Lease Securitization Trust
3.21%, 2/18/25, Series 2022-A, Class A3	1,000,000	979,201

TOTAL ASSET-BACKED SECURITIES (Cost: $35,415,116)		34,790,370

REPURCHASE AGREEMENT - 1.2%

United States - 1.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.05% due 6/1/23; Proceeds at maturity - $10,581,484 (fully collateralized by U.S. Treasury Note, 0.50% due 4/30/27; Market value including accrued interest - $10,791,612) (Cost: $10,580,000)	10,580,000	10,580,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(g) (Cost: $3,819,535)	3,819,535	3,819,535

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 103.3% (Cost: $1,005,680,064)		921,326,030

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (2.2)%

Government National Mortgage Association - (0.1)%
2.00%, 5/18/53(b)	$(250,000)	(211,874)
2.50%, 5/18/53(b)	(150,000)	(131,038)
2.50%, 6/20/53(b)	(50,000)	(43,704)

Total Government National Mortgage Association		(386,616)

Uniform Mortgage-Backed Securities - (2.1)%
3.00%, 3/25/37(b)	(6,200,000)	(5,852,051)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

Securities Sold Short	Principal Amount	Value
2.50%, 5/16/38(b)	$(5,900,000)	$(5,421,800)
4.00%, 5/16/38(b)	(300,000)	(291,945)
2.50%, 6/15/38(b)	(2,925,000)	(2,689,412)
3.00%, 6/15/38(b)	(3,075,000)	(2,903,161)
4.00%, 6/15/38(b)	(275,000)	(267,708)
2.00%, 6/13/53(b)	(75,000)	(61,679)
2.50%, 6/13/53(b)	(75,000)	(64,122)
3.00%, 6/13/53(b)	(1,475,000)	(1,308,085)
3.50%, 6/13/53(b)	(25,000)	(22,934)
4.00%, 6/13/53(b)	(25,000)	(23,620)
4.50%, 6/13/53(b)	(25,000)	(24,195)

Total Uniform Mortgage-Backed Securities		(18,930,712)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $19,462,082)		(19,317,328)
Other Assets less Liabilities - (1.1)%		(10,516,433)

NET ASSETS - 100.0%		$891,492,269

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2023.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	The London Interbank Offered Rate (“LIBOR”) has been replaced by the Secured Overnight Financing Rate (“SOFR”) on June 30, 2023.
(f)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,475,715 and the total market value of the collateral held by the Fund was $4,604,796. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $785,261.

(g)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$216,812,526	$—	$216,812,526
U.S. Government Obligations	—	193,664,856	—	193,664,856
Corporate Bonds	—	379,846,848	—	379,846,848
Foreign Government Agencies	—	1,774,083	—	1,774,083
Foreign Government Obligations	—	18,144,445	—	18,144,445
Supranational Bonds	—	359,802	—	359,802
Commercial Mortgage-Backed Securities	—	60,615,476	—	60,615,476
Municipal Bonds	—	918,089	—	918,089
Asset-Backed Securities	—	34,790,370	—	34,790,370
Repurchase Agreement	—	10,580,000	—	10,580,000
Investment of Cash Collateral for Securities Loaned	—	3,819,535	—	3,819,535

Total Investments in Securities	$—	$921,326,030	$—	$921,326,030

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(19,317,328)	$—	$(19,317,328)

Total - Net	$—	$902,008,702	$—	$902,008,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 21.9%

Federal Farm Credit Bank - 0.9%
3.13%, 8/26/27	$1,000,000	$964,020

Federal Home Loan Bank - 9.9%
5.00%, 6/2/23(a)	6,475,000	6,473,057
4.95%, 6/6/23(a)	3,600,000	3,596,724
0.38%, 9/4/25	200,000	183,078

Total Federal Home Loan Bank		10,252,859

Federal Home Loan Mortgage Corporation - 1.3%
2.75%, 6/19/23	94,000	93,891
0.38%, 7/21/25	40,000	36,727
0.38%, 9/23/25	1,293,000	1,180,018

Total Federal Home Loan Mortgage Corporation		1,310,636

Federal National Mortgage Association - 2.0%
2.63%, 9/6/24	1,991,000	1,936,128
1.63%, 1/7/25	175,000	166,863

Total Federal National Mortgage Association		2,102,991

Tennessee Valley Authority - 0.2%
0.75%, 5/15/25	86,000	79,863
3.88%, 3/15/28	100,000	99,400

Total Tennessee Valley Authority		179,263

Uniform Mortgage-Backed Securities - 7.6%
2.50%, 6/15/38(b)	3,016,000	2,773,083
3.00%, 6/15/38(b)	5,359,000	5,059,524

Total Uniform Mortgage-Backed Securities		7,832,607

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $22,853,443)		22,642,376

U.S. GOVERNMENT OBLIGATIONS - 30.6%

U.S. Treasury Notes - 30.6%
0.25%, 3/15/24	696,000	669,560
2.25%, 3/31/24	711,000	693,780
0.38%, 4/15/24	675,000	647,262
2.50%, 4/30/24	709,000	691,497
0.25%, 6/15/24	734,000	697,916
3.00%, 6/30/24	664,100	649,184
4.25%, 9/30/24	645,100	639,808
0.75%, 11/15/24	727,000	686,135
2.25%, 11/15/24	705,000	680,160
1.50%, 11/30/24	644,000	614,114
1.00%, 12/15/24	723,000	683,376
0.50%, 3/31/25	10,568,000	9,832,575
4.00%, 2/15/26	654,100	652,005
0.75%, 4/30/26	1,836,000	1,670,832
0.63%, 7/31/26	3,304,000	2,974,762
1.13%, 2/28/27	608,100	549,570
2.50%, 3/31/27	1,713,000	1,627,484
2.75%, 4/30/27	881,000	844,039
3.25%, 6/30/27	451,100	440,192
2.75%, 7/31/27	1,491,000	1,426,409
3.50%, 1/31/28	4,310,100	4,252,520

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $32,619,021)		31,623,180

CORPORATE BONDS - 47.1%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	50,000	50,354
Westpac Banking Corp.
5.35%, 10/18/24	98,000	98,466

Total Australia		148,820

Belgium - 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	50,000	48,966

Bermuda - 0.1%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	105,000	96,047

Canada - 2.6%
Bank of Montreal
4.25%, 9/14/24, Series H	135,000	132,871
1.85%, 5/1/25	1,000	938
1.25%, 9/15/26	100,000	88,439
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(c)	179,000	160,618
Bank of Nova Scotia
2.20%, 2/3/25	59,000	56,056
1.30%, 6/11/25	100,000	92,267
4.50%, 12/16/25	58,000	56,506
1.05%, 3/2/26	40,000	35,890
1.30%, 9/15/26	135,000	119,436
Brookfield Corp.
4.00%, 1/15/25	119,000	116,300
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	78,000	76,466
3.45%, 4/7/27	86,000	81,377
Canadian Natural Resources Ltd.
3.90%, 2/1/25	30,000	29,191
Canadian Pacific Railway Co.
1.75%, 12/2/26	50,000	45,404
Enbridge, Inc.
2.50%, 1/15/25	42,000	40,141
2.50%, 2/14/25	50,000	47,678
Kinross Gold Corp.
5.95%, 3/15/24	94,000	93,859
Manulife Financial Corp.
4.15%, 3/4/26	25,000	24,386
Nutrien Ltd.
4.00%, 12/15/26	25,000	24,178
Rogers Communications, Inc.
3.20%, 3/15/27(d)	85,000	79,232
Royal Bank of Canada
1.15%, 6/10/25	457,000	421,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
TELUS Corp.
2.80%, 2/16/27	$98,000	$91,939
Toronto-Dominion Bank
1.15%, 6/12/25	343,000	316,013
1.95%, 1/12/27	160,000	143,896
4.69%, 9/15/27	256,000	251,405
TransCanada PipeLines Ltd.
4.88%, 1/15/26	30,000	29,855

Total Canada		2,656,138

China - 0.3%
Baidu, Inc.
4.13%, 6/30/25	90,000	87,762
NXP BV / NXP Funding LLC
5.55%, 12/1/28	81,000	81,695
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	100,453

Total China		269,910

France - 0.3%
BPCE SA
4.00%, 4/15/24	170,000	167,639
TotalEnergies Capital International SA
2.43%, 1/10/25	101,000	97,078

Total France		264,717

Germany - 0.4%
Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(c)	140,000	137,417
2.31%, 11/16/27, (2.311% fixed rate until 11/16/26; Secured Overnight Financing Rate + 1.219% thereafter)(c)	94,000	80,964
2.55%, 1/7/28, (2.552% fixed rate until 1/7/27; Secured Overnight Financing Rate + 1.318% thereafter)(c)	96,000	83,698
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	94,000	85,111

Total Germany		387,190

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 9/15/23	130,000	129,542
6.50%, 7/15/25	150,000	151,442

Total Ireland		280,984

Japan - 1.1%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	506,123
1.41%, 7/17/25	50,000	45,877
Mizuho Financial Group, Inc.
2.65%, 5/22/26, (2.651% fixed rate until 5/22/25; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	147,000	138,217
ORIX Corp.
5.00%, 9/13/27	121,000	121,511
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	315,000	304,668
Toyota Motor Corp.
1.34%, 3/25/26	73,000	66,704

Total Japan		1,183,100

Netherlands - 0.3%
Cooperatieve Rabobank UA
4.63%, 12/1/23	100,000	99,376
ING Groep NV
3.55%, 4/9/24	140,000	137,501
3.87%, 3/28/26, (3.869% fixed rate until 3/28/25; Secured Overnight Financing Rate + 1.64% thereafter)(c)	69,000	66,602

Total Netherlands		303,479

Spain - 0.3%
Banco Santander SA
2.71%, 6/27/24	200,000	193,440
3.50%, 3/24/25	73,000	70,457
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(c)	101,000	95,157

Total Spain		359,054

Switzerland - 0.6%
Credit Suisse AG
7.95%, 1/9/25	389,000	394,637
1.25%, 8/7/26	135,000	115,920
Novartis Capital Corp.
2.00%, 2/14/27	71,000	65,713

Total Switzerland		576,270

United Kingdom - 1.8%
AstraZeneca Finance LLC
1.20%, 5/28/26	147,000	133,154
AstraZeneca PLC
3.13%, 6/12/27	75,000	71,436
Barclays PLC
2.28%, 11/24/27, (2.279% fixed rate until 11/24/26; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(c)	114,000	101,425
BAT Capital Corp.
3.22%, 8/15/24	35,000	33,989
BAT International Finance PLC
1.67%, 3/25/26	100,000	90,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
Diageo Capital PLC
1.38%, 9/29/25	$200,000	$185,242
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	25,000	24,496
HSBC Holdings PLC
4.25%, 3/14/24	213,000	209,873
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(c)	50,000	46,194
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(c)	500,000	464,815
Lloyds Bank PLC
3.50%, 5/14/25	200,000	191,506
Lloyds Banking Group PLC
3.90%, 3/12/24	50,000	49,248
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	41,000	39,162
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(c)	91,000	80,045
WPP Finance 2010
3.75%, 9/19/24	98,000	95,430

Total United Kingdom		1,816,199

United States - 38.9%
3M Co.
2.65%, 4/15/25	50,000	47,949
Abbott Laboratories
3.75%, 11/30/26	178,000	175,602
AbbVie, Inc.
3.80%, 3/15/25	100,000	97,809
3.20%, 5/14/26	125,000	120,031
Activision Blizzard, Inc.
3.40%, 9/15/26	94,000	90,379
Aetna, Inc.
3.50%, 11/15/24	7,000	6,825
Air Lease Corp.
3.00%, 9/15/23	50,000	49,619
Air Products and Chemicals, Inc.
1.50%, 10/15/25	104,000	96,652
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	20,000	19,289
Allstate Corp.
3.28%, 12/15/26	112,000	106,093
Ally Financial, Inc.
1.45%, 10/2/23	17,000	16,741
3.88%, 5/21/24	112,000	108,611
Alphabet, Inc.
0.45%, 8/15/25	92,000	84,841
Altria Group, Inc.
2.35%, 5/6/25	133,000	126,085
Amazon.com, Inc.
0.80%, 6/3/25	50,000	46,497
American Express Co.
3.00%, 10/30/24	76,000	73,502
3.63%, 12/5/24	143,000	139,551
3.95%, 8/1/25	73,000	71,298
3.13%, 5/20/26	87,000	83,009
1.65%, 11/4/26	103,000	92,515
American Honda Finance Corp.
1.20%, 7/8/25	80,000	74,082
4.70%, 1/12/28	50,000	50,193
American International Group, Inc.
3.90%, 4/1/26	75,000	72,725
American Tower Corp.
3.65%, 3/15/27	131,000	123,921
Ameriprise Financial, Inc.
3.00%, 4/2/25	50,000	47,898
Amgen, Inc.
3.63%, 5/22/24	132,000	129,567
2.60%, 8/19/26	20,000	18,681
2.20%, 2/21/27	25,000	22,919
Applied Materials, Inc.
3.30%, 4/1/27	134,000	129,063
Ares Capital Corp.
4.20%, 6/10/24	132,000	128,861
3.88%, 1/15/26	8,000	7,432
Ascension Health
2.53%, 11/15/29, Series B	97,000	84,292
AT&T, Inc.
0.90%, 3/25/24	134,000	129,078
1.70%, 3/25/26	175,000	159,922
2.30%, 6/1/27	150,000	135,951
Automatic Data Processing, Inc.
3.38%, 9/15/25	84,000	81,850
AutoZone, Inc.
3.13%, 4/18/24	118,000	115,632
AvalonBay Communities, Inc.
2.95%, 5/11/26	25,000	23,610
3.30%, 6/1/29	121,000	110,219
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	50,000	46,838
Bank of America Corp.
3.95%, 4/21/25, Series L	597,000	582,135
3.88%, 8/1/25	323,000	315,422
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(c)	50,000	46,888
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(c)	80,000	76,914
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month Secured Overnight Financing Rate + 0.902% thereafter)(c)	771,000	723,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(c)	$100,000	$96,272
4.83%, 7/22/26, (4.827% fixed rate until 7/22/25; Secured Overnight Financing Rate + 1.75% thereafter)(c)	100,000	98,922
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(c)	75,000	66,915
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(c)	148,000	134,125
Bank of New York Mellon Corp.
0.50%, 4/26/24	115,000	110,184
2.10%, 10/24/24	122,000	116,828
1.60%, 4/24/25	50,000	46,998
3.35%, 4/25/25	150,000	144,909
Baxter International, Inc.
1.92%, 2/1/27	25,000	22,301
Becton Dickinson and Co.
3.70%, 6/6/27	50,000	47,973
Berkshire Hathaway Energy Co.
3.50%, 2/1/25	73,000	71,326
4.05%, 4/15/25	89,000	87,622
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	85,000	72,882
Berry Global, Inc.
1.57%, 1/15/26	80,000	72,554
BGC Partners, Inc.
5.38%, 7/24/23	1,000	999
Biogen, Inc.
4.05%, 9/15/25	124,000	120,976
Blackstone Private Credit Fund
2.70%, 1/15/25	84,000	78,483
2.63%, 12/15/26	90,000	76,792
Blackstone Secured Lending Fund
3.65%, 7/14/23	9,000	8,965
Boeing Co.
2.75%, 2/1/26	357,000	334,630
Boston Properties LP
3.65%, 2/1/26	50,000	46,303
Boston Scientific Corp.
3.45%, 3/1/24	73,000	71,801
BP Capital Markets America, Inc.
3.41%, 2/11/26	50,000	48,331
3.12%, 5/4/26	25,000	23,990
3.54%, 4/6/27	125,000	120,576
Bristol-Myers Squibb Co.
3.20%, 6/15/26	100,000	96,506
1.13%, 11/13/27	75,000	65,701
3.45%, 11/15/27	135,000	130,251
Broadcom, Inc.
3.15%, 11/15/25	17,000	16,228
3.46%, 9/15/26	60,000	57,211
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	91,000	86,759
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	50,000	47,910
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(c)	300,000	281,232
Cardinal Health, Inc.
3.41%, 6/15/27	50,000	47,671
Carrier Global Corp.
2.24%, 2/15/25	120,000	113,746
Caterpillar Financial Services Corp.
3.40%, 5/13/25	76,000	74,053
3.65%, 8/12/25	80,000	78,183
1.15%, 9/14/26	50,000	44,869
1.70%, 1/8/27	118,000	107,599
3.60%, 8/12/27	25,000	24,238
CBRE Services, Inc.
4.88%, 3/1/26	69,000	67,778
CDW LLC / CDW Finance Corp.
4.13%, 5/1/25	25,000	24,165
Celanese U.S. Holdings LLC
6.05%, 3/15/25	50,000	50,228
Centene Corp.
4.25%, 12/15/27	102,000	95,975
CenterPoint Energy, Inc.
1.45%, 6/1/26	128,000	115,149
Charles Schwab Corp.
3.00%, 3/10/25	91,000	86,773
4.20%, 3/24/25	50,000	48,926
1.15%, 5/13/26	94,000	82,860
2.45%, 3/3/27	96,000	85,822
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 7/23/25	75,000	73,791
4.20%, 3/15/28	116,000	108,644
Cheniere Energy, Inc.
4.63%, 10/15/28	87,000	81,801
Chubb INA Holdings, Inc.
3.35%, 5/3/26	156,000	152,089
Cigna Group
4.13%, 11/15/25	55,000	53,890
4.50%, 2/25/26	108,000	106,856
1.25%, 3/15/26	37,000	33,475
Cisco Systems, Inc.
3.63%, 3/4/24	109,000	107,786
3.50%, 6/15/25	51,000	49,876
Citigroup, Inc.
4.40%, 6/10/25	466,000	455,147
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(c)	300,000	282,342
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	200,000	192,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	$78,000	$74,817
3.20%, 10/21/26	75,000	70,515
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	251,000	224,602
4.45%, 9/29/27	105,000	100,967
Citizens Bank NA
4.12%, 5/23/25, (4.119% fixed rate until 5/23/24; Secured Overnight Financing Rate + 1.395% thereafter)(c)	42,000	39,332
Citizens Financial Group, Inc.
3.25%, 4/30/30	135,000	110,392
CMS Energy Corp.
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(c)	90,000	79,312
CNH Industrial Capital LLC
5.45%, 10/14/25	99,000	99,414
Coca-Cola Co.
2.90%, 5/25/27	75,000	71,554
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	98,000	96,380
Comcast Corp.
3.38%, 8/15/25	138,000	134,202
3.95%, 10/15/25	42,000	41,300
3.15%, 3/1/26	255,000	246,271
Conagra Brands, Inc.
4.30%, 5/1/24	108,000	106,516
1.38%, 11/1/27	25,000	21,372
ConocoPhillips
2.40%, 3/7/25	3,000	2,879
Conopco, Inc.
7.25%, 12/15/26, Series E	50,000	54,230
Constellation Brands, Inc.
3.70%, 12/6/26	35,000	33,630
Corebridge Financial, Inc.
3.50%, 4/4/25	115,000	109,857
Costco Wholesale Corp.
2.75%, 5/18/24	92,000	89,851
3.00%, 5/18/27	75,000	71,947
Crown Castle, Inc.
3.20%, 9/1/24	48,000	46,599
CSX Corp.
3.25%, 6/1/27	50,000	47,458
Cummins, Inc.
0.75%, 9/1/25	140,000	128,099
CVS Health Corp.
4.10%, 3/25/25	156,000	154,131
3.88%, 7/20/25	112,000	109,668
Dell International LLC / EMC Corp.
6.02%, 6/15/26	55,000	56,321
Devon Energy Corp.
5.25%, 10/15/27	15,000	14,860
Discovery Communications LLC
4.90%, 3/11/26	20,000	19,753
Dollar General Corp.
4.25%, 9/20/24	117,000	115,440
Dollar Tree, Inc.
4.00%, 5/15/25	107,000	104,587
Dominion Energy, Inc.
3.90%, 10/1/25	90,000	87,544
3.60%, 3/15/27, Series B	50,000	47,671
Dow Chemical Co.
2.10%, 11/15/30	88,000	73,156
Duke Energy Corp.
0.90%, 9/15/25	49,000	44,645
Duke Energy Florida LLC
3.20%, 1/15/27	50,000	47,684
DuPont de Nemours, Inc.
4.49%, 11/15/25	30,000	29,692
Eastman Chemical Co.
3.80%, 3/15/25	100,000	96,974
eBay, Inc.
3.45%, 8/1/24	137,000	133,946
Ecolab, Inc.
2.70%, 11/1/26	133,000	125,858
1.65%, 2/1/27	30,000	27,207
Edison International
4.70%, 8/15/25	75,000	73,816
Elevance Health, Inc.
5.35%, 10/15/25	147,000	148,173
Eli Lilly & Co.
5.50%, 3/15/27	25,000	26,181
Emerson Electric Co.
1.80%, 10/15/27	35,000	31,276
Energy Transfer LP
2.90%, 5/15/25	155,000	147,326
Entergy Arkansas LLC
3.70%, 6/1/24	65,000	63,974
Entergy Louisiana LLC
0.95%, 10/1/24	75,000	70,873
5.59%, 10/1/24	36,000	36,164
Enterprise Products Operating LLC
3.75%, 2/15/25	111,000	108,933
3.95%, 2/15/27	50,000	48,847
EOG Resources, Inc.
4.15%, 1/15/26	25,000	24,746
Equinix, Inc.
1.25%, 7/15/25	44,000	40,247
1.00%, 9/15/25	109,000	98,462
ERP Operating LP
3.38%, 6/1/25	12,000	11,604
2.85%, 11/1/26	113,000	105,004
Essex Portfolio LP
3.38%, 4/15/26	20,000	19,061
Eversource Energy
2.90%, 3/1/27	60,000	55,927
Exelon Corp.
3.40%, 4/15/26	21,000	20,095
Exxon Mobil Corp.
2.99%, 3/19/25	62,000	60,137
Federal Realty Investment Trust
1.25%, 2/15/26	20,000	18,043
Fidelity National Information Services, Inc.
1.15%, 3/1/26	23,000	20,638
Fifth Third Bancorp
2.38%, 1/28/25	100,000	93,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
Fiserv, Inc.
2.75%, 7/1/24	$67,000	$65,055
3.85%, 6/1/25	80,000	78,062
3.20%, 7/1/26	20,000	18,902
Florida Power & Light Co.
2.85%, 4/1/25	62,000	59,901
Fortinet, Inc.
1.00%, 3/15/26	97,000	87,290
Fox Corp.
3.05%, 4/7/25	100,000	96,105
Franklin Resources, Inc.
2.85%, 3/30/25	140,000	133,725
Freeport-McMoRan, Inc.
4.63%, 8/1/30	108,000	101,611
FS KKR Capital Corp.
3.40%, 1/15/26	36,000	32,689
GE HealthCare Technologies, Inc.
5.55%, 11/15/24(d)	113,000	112,960
General Dynamics Corp.
3.50%, 5/15/25	31,000	30,392
General Mills, Inc.
3.20%, 2/10/27	4,000	3,820
General Motors Co.
6.13%, 10/1/25	99,000	100,509
General Motors Financial Co., Inc.
3.80%, 4/7/25	108,000	104,451
1.25%, 1/8/26	125,000	112,289
Georgia Power Co.
2.20%, 9/15/24, Series A	78,000	74,775
Gilead Sciences, Inc.
3.65%, 3/1/26	130,000	126,268
Global Payments, Inc.
4.80%, 4/1/26	20,000	19,577
Goldman Sachs Group, Inc.
3.50%, 4/1/25	209,000	201,971
3.75%, 5/22/25	250,000	242,400
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	680,000	608,573
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(c)	569,000	516,993
HCA, Inc.
5.00%, 3/15/24	55,000	54,631
5.25%, 4/15/25	133,000	132,069
5.38%, 9/1/26	87,000	86,707
Healthcare Realty Holdings LP
3.50%, 8/1/26	76,000	70,306
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	164,000	163,016
Home Depot, Inc.
2.70%, 4/15/25	70,000	67,633
2.88%, 4/15/27	200,000	189,840
Honeywell International, Inc.
2.50%, 11/1/26	43,000	40,581
1.10%, 3/1/27	60,000	53,474
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	15,000	14,644
HP, Inc.
2.20%, 6/17/25	142,000	134,052
Humana, Inc.
1.35%, 2/3/27	25,000	21,960
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	105,000	97,153
Huntsman International LLC
4.50%, 5/1/29	88,000	80,247
Hyatt Hotels Corp.
1.80%, 10/1/24	117,000	110,869
Illinois Tool Works, Inc.
3.50%, 3/1/24	100,000	98,720
2.65%, 11/15/26	25,000	23,679
Intel Corp.
3.70%, 7/29/25	100,000	97,903
3.75%, 8/5/27	50,000	48,392
4.88%, 2/10/28	50,000	50,411
Intercontinental Exchange, Inc.
3.75%, 12/1/25	185,000	180,475
International Business Machines Corp.
3.00%, 5/15/24	514,000	502,049
Intuit, Inc.
0.95%, 7/15/25	181,000	166,290
Invesco Finance PLC
3.75%, 1/15/26	92,000	89,120
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	91,000	88,550
John Deere Capital Corp.
3.45%, 3/13/25	87,000	85,079
3.40%, 6/6/25	273,000	266,317
4.05%, 9/8/25	75,000	74,053
1.75%, 3/9/27	75,000	68,028
4.15%, 9/15/27	50,000	49,381
Johnson & Johnson
2.45%, 3/1/26	89,000	84,885
JPMorgan Chase & Co.
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month Secured Overnight Financing Rate + 0.89% thereafter)(c)	100,000	99,769
3.88%, 9/10/24	541,000	530,840
3.13%, 1/23/25	76,000	73,789
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(c)	444,000	417,840
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(c)	50,000	47,622
Juniper Networks, Inc.
1.20%, 12/10/25	45,000	40,182
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	25,000	24,150
KeyBank NA
3.30%, 6/1/25	250,000	225,547
Kinder Morgan, Inc.
1.75%, 11/15/26	50,000	44,578
Kraft Heinz Foods Co.
3.88%, 5/15/27	35,000	33,896
Kroger Co.
3.70%, 8/1/27	35,000	33,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
L3Harris Technologies, Inc.
3.85%, 12/15/26	$50,000	$48,146
Laboratory Corp. of America Holdings
3.60%, 2/1/25	136,000	132,135
Lam Research Corp.
3.75%, 3/15/26	7,000	6,851
Lennox International, Inc.
1.35%, 8/1/25	56,000	51,524
Lincoln National Corp.
3.35%, 3/9/25	95,000	90,763
Lockheed Martin Corp.
3.55%, 1/15/26	106,000	103,790
5.10%, 11/15/27	25,000	25,749
Lowe’s Cos., Inc.
3.35%, 4/1/27	80,000	76,306
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	93,000	90,940
Marathon Petroleum Corp.
5.13%, 12/15/26	50,000	49,926
Marriott International, Inc.
5.75%, 5/1/25, Series EE	76,000	76,888
5.00%, 10/15/27	50,000	50,102
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	20,000	19,510
2.25%, 11/15/30	82,000	68,587
Martin Marietta Materials, Inc.
3.50%, 12/15/27	25,000	23,720
Mastercard, Inc.
2.00%, 3/3/25	30,000	28,683
3.30%, 3/26/27	57,000	54,955
3.35%, 3/26/30	98,000	92,100
McCormick & Co., Inc.
0.90%, 2/15/26	128,000	114,863
McDonald’s Corp.
3.50%, 7/1/27	75,000	72,051
McKesson Corp.
1.30%, 8/15/26	35,000	31,175
Merck & Co., Inc.
1.70%, 6/10/27	300,000	271,983
Meta Platforms, Inc.
3.50%, 8/15/27	50,000	48,085
Mid-America Apartments LP
3.60%, 6/1/27	25,000	23,906
Molson Coors Beverage Co.
3.00%, 7/15/26	101,000	95,242
Mondelez International, Inc.
1.50%, 5/4/25	123,000	115,440
Morgan Stanley
3.88%, 4/29/24, Series F	92,000	90,709
3.62%, 4/17/25, (3.62% fixed rate until 4/17/24; Secured Overnight Financing Rate + 1.16% thereafter)(c)	222,000	217,580
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(c)	99,000	93,886
4.00%, 7/23/25	284,000	277,942
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(c)	107,000	99,458
5.00%, 11/24/25	114,000	113,857
3.88%, 1/27/26	80,000	77,935
2.63%, 2/18/26, (2.63% fixed rate until 2/18/25; Secured Overnight Financing Rate + 0.94% thereafter)(c)	110,000	104,611
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	306,000	289,103
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(c)	125,000	111,450
MPLX LP
1.75%, 3/1/26	100,000	91,226
National Rural Utilities Cooperative Finance Corp.
3.05%, 4/25/27	50,000	47,102
NetApp, Inc.
1.88%, 6/22/25	80,000	74,636
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	75,000	74,232
1.88%, 1/15/27	148,000	133,095
NiSource, Inc.
0.95%, 8/15/25	170,000	155,135
Northern Trust Corp.
4.00%, 5/10/27	138,000	134,329
Northrop Grumman Corp.
2.93%, 1/15/25	25,000	24,106
3.25%, 1/15/28	25,000	23,572
Nucor Corp.
3.95%, 5/23/25	90,000	88,098
4.30%, 5/23/27	25,000	24,544
NVIDIA Corp.
3.20%, 9/16/26	50,000	48,488
2.85%, 4/1/30	92,000	83,995
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	98,000	94,202
5.25%, 1/15/26	25,000	24,340
Omnicom Group, Inc.
4.20%, 6/1/30	113,000	106,927
ONEOK, Inc.
4.00%, 7/13/27	15,000	14,163
Oracle Corp.
2.50%, 4/1/25	244,000	232,744
5.80%, 11/10/25	65,000	66,158
2.65%, 7/15/26	84,000	78,432
Otis Worldwide Corp.
2.06%, 4/5/25	30,000	28,362
2.29%, 4/5/27	94,000	85,991
Owl Rock Capital Corp.
5.25%, 4/15/24	105,000	103,575
Pacific Gas and Electric Co.
4.95%, 6/8/25	100,000	98,326
Packaging Corp. of America
3.40%, 12/15/27	95,000	90,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
Paramount Global
3.38%, 2/15/28	$131,000	$115,618
Parker-Hannifin Corp.
4.25%, 9/15/27	135,000	131,741
PayPal Holdings, Inc.
2.65%, 10/1/26	40,000	37,599
PECO Energy Co.
3.15%, 10/15/25	35,000	33,929
PepsiCo, Inc.
3.60%, 3/1/24	111,000	109,614
2.63%, 3/19/27	75,000	70,713
3.60%, 2/18/28	50,000	48,759
Pfizer, Inc.
3.00%, 12/15/26	380,000	363,060
Philip Morris International, Inc.
1.50%, 5/1/25	30,000	28,157
3.38%, 8/11/25	10,000	9,694
0.88%, 5/1/26	184,000	165,101
5.13%, 11/17/27	65,000	65,691
Phillips 66
1.30%, 2/15/26	25,000	22,706
Pinnacle West Capital Corp.
1.30%, 6/15/25	116,000	106,152
Pioneer Natural Resources Co.
1.13%, 1/15/26	110,000	99,613
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/25	30,000	29,514
PNC Financial Services Group, Inc.
3.90%, 4/29/24	100,000	98,012
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Rate + 1.085% thereafter)(c)(e)	50,000	49,440
3.15%, 5/19/27	88,000	82,192
5.35%, 12/2/28, (5.354% fixed rate until 12/2/27; Secured Overnight Financing Rate + 1.62% thereafter)(c)	109,000	109,051
Potomac Electric Power Co.
3.60%, 3/15/24	96,000	94,598
PPG Industries, Inc.
1.20%, 3/15/26	25,000	22,549
Procter & Gamble Co.
1.90%, 2/1/27	84,000	77,788
Prologis LP
2.13%, 4/15/27	75,000	68,467
Prudential Financial, Inc.
1.50%, 3/10/26	75,000	68,937
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)(f)	65,000	62,180
Public Service Electric & Gas Co.
0.95%, 3/15/26	267,000	242,246
Public Storage
1.50%, 11/9/26	133,000	119,766
PVH Corp.
4.63%, 7/10/25	88,000	85,857
Qorvo, Inc.
4.38%, 10/15/29	100,000	89,801
QUALCOMM, Inc.
2.90%, 5/20/24	133,000	129,988
3.45%, 5/20/25	29,000	28,274
Quanta Services, Inc.
0.95%, 10/1/24	100,000	93,606
Radian Group, Inc.
4.88%, 3/15/27	110,000	105,362
Ralph Lauren Corp.
3.75%, 9/15/25	109,000	106,137
Raytheon Technologies Corp.
3.50%, 3/15/27	159,000	152,446
Realty Income Corp.
5.05%, 1/13/26	50,000	49,726
3.00%, 1/15/27	191,000	177,768
Regions Financial Corp.
2.25%, 5/18/25	105,000	96,970
Republic Services, Inc.
3.38%, 11/15/27	25,000	23,799
Ryder System, Inc.
1.75%, 9/1/26	80,000	71,691
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	75,000	75,016
Salesforce, Inc.
3.70%, 4/11/28	100,000	97,586
Santander Holdings USA, Inc.
3.45%, 6/2/25	244,000	232,222
Sherwin-Williams Co.
4.25%, 8/8/25	100,000	98,513
3.45%, 6/1/27	25,000	23,769
Simon Property Group LP
3.50%, 9/1/25	72,000	69,502
3.30%, 1/15/26	79,000	75,752
3.38%, 6/15/27	100,000	94,120
SITE Centers Corp.
4.70%, 6/1/27	89,000	82,303
Skyworks Solutions, Inc.
1.80%, 6/1/26	78,000	69,972
Southern California Edison Co.
3.70%, 8/1/25, Series E	127,000	123,507
Southern California Gas Co.
2.95%, 4/15/27	133,000	125,656
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	139,000	132,695
Southwest Airlines Co.
5.25%, 5/4/25	125,000	124,421
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	80,000	72,766
Stanley Black & Decker, Inc.
3.40%, 3/1/26	25,000	23,875
Starbucks Corp.
3.80%, 8/15/25	8,000	7,823
2.55%, 11/15/30	130,000	111,964
State Street Corp.
3.55%, 8/18/25	168,000	163,461
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	211,000	201,670
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(c)	50,000	47,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
Steel Dynamics, Inc.
5.00%, 12/15/26	$101,000	$99,794
Stifel Financial Corp.
4.25%, 7/18/24	95,000	92,756
Stryker Corp.
3.50%, 3/15/26	136,000	131,585
Synchrony Financial
3.70%, 8/4/26	119,000	105,142
T-Mobile USA, Inc.
2.25%, 2/15/26	50,000	46,383
3.75%, 4/15/27	119,000	113,054
Target Corp.
1.95%, 1/15/27	280,000	258,222
Teledyne Technologies, Inc.
0.95%, 4/1/24	98,000	94,127
Texas Instruments, Inc.
2.90%, 11/3/27	35,000	33,082
Textron, Inc.
3.38%, 3/1/28	110,000	101,577
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	25,000	25,471
Toyota Motor Credit Corp.
0.80%, 10/16/25	250,000	227,640
3.05%, 3/22/27	150,000	141,885
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/26	89,000	85,254
Trimble, Inc.
4.75%, 12/1/24	92,000	90,857
Truist Bank
1.50%, 3/10/25	250,000	230,467
Truist Financial Corp.
3.70%, 6/5/25	73,000	70,222
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(c)(e)	73,000	72,394
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	250,000	241,735
Tyco Electronics Group SA
3.70%, 2/15/26	116,000	113,219
U.S. Bancorp
1.45%, 5/12/25	100,000	92,512
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	75,000	74,664
Union Pacific Corp.
2.15%, 2/5/27	100,000	92,382
United Airlines Pass-Through Trust
5.88%, 4/15/29, Series 2020-1, Class A	53,901	53,098
United Parcel Service, Inc.
3.05%, 11/15/27	50,000	47,495
UnitedHealth Group, Inc.
3.75%, 7/15/25	80,000	78,458
1.15%, 5/15/26	50,000	45,568
3.45%, 1/15/27	180,000	173,974
2.95%, 10/15/27	50,000	47,180
UPMC
3.60%, 4/3/25, Series D-1	50,000	48,276
Ventas Realty LP
4.13%, 1/15/26	25,000	24,020
Verizon Communications, Inc.
0.85%, 11/20/25	104,000	94,479
1.45%, 3/20/26	75,000	68,656
4.13%, 3/16/27	70,000	68,695
Viatris, Inc.
1.65%, 6/22/25	10,000	9,232
VMware, Inc.
1.40%, 8/15/26	77,000	68,207
4.65%, 5/15/27	77,000	75,559
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	122,000	115,823
Walmart, Inc.
3.55%, 6/26/25	72,000	70,746
Walt Disney Co.
3.70%, 10/15/25	209,000	204,573
WEC Energy Group, Inc.
4.75%, 1/9/26	110,000	109,525
Wells Fargo & Co.
3.00%, 2/19/25	400,000	385,292
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(c)	416,000	397,775
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(c)	322,000	304,287
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	144,000	135,514
Welltower OP LLC
3.63%, 3/15/24	50,000	49,047
Westlake Corp.
0.88%, 8/15/24	90,000	84,723
Williams Cos., Inc.
3.90%, 1/15/25	119,000	116,200
3.75%, 6/15/27	75,000	71,527
Willis North America, Inc.
4.65%, 6/15/27	108,000	105,443
Zoetis, Inc.
4.50%, 11/13/25	22,000	21,796

Total United States		40,217,590

TOTAL CORPORATE BONDS (Cost: $49,937,630)		48,608,464

FOREIGN GOVERNMENT AGENCIES - 0.6%

Canada - 0.1%
Province of Ontario Canada
3.20%, 5/16/24	84,000	82,379
Province of Quebec Canada
1.50%, 2/11/25, Series QX	76,000	72,015

Total Canada		154,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

Investments	Principal Amount	Value
Japan - 0.5%
Japan Bank for International Cooperation
1.75%, 10/17/24	$200,000	$191,284
2.13%, 2/10/25, Series DTC	140,000	133,667
0.63%, 7/15/25	168,000	154,513

Total Japan		479,464

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $652,878)		633,858

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%

Chile - 0.1%
Chile Government International Bond
3.13%, 3/27/25	110,000	107,138

Colombia - 0.1%
Colombia Government International Bond
4.00%, 2/26/24	78,000	76,768

Mexico - 0.1%
Mexico Government International Bond
11.50%, 5/15/26	86,000	102,826

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $294,375)		286,732

SUPRANATIONAL BONDS - 0.1%
European Bank for Reconstruction & Development
0.50%, 11/25/25	93,000	84,881
Inter-American Development Bank
3.50%, 9/14/29	86,000	84,228

TOTAL SUPRANATIONAL BONDS (Cost: $165,727)		169,109

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%

United States - 6.3%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	185,454
2.58%, 4/15/54, Series 2021-B25, Class A5	1,900,000	1,553,432
Commercial Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	200,000	194,599
DBJPM Mortgage Trust
1.88%, 8/15/53, Series 2020-C9, Class A3	1,200,000	1,056,386
GS Mortgage Securities Trust
5.32%, 11/10/46, Series 2013-GC16, Class C^(c)	200,000	193,015
JPMBB Commercial Mortgage Securities Trust
3.18%, 2/15/48, Series 2015-C27, Class A4	1,140,000	1,084,923
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	244,309	235,309
Morgan Stanley Capital I Trust
4.32%, 12/15/50, Series 2017-HR2, Class C^(c)	160,000	132,696
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	13,997
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	311,502
4.44%, 9/15/61, Series 2018-C47, Class A4	1,000,000	962,032
WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(d)	627,000	455,284
WMRK Commercial Mortgage Trust
7.85%, 11/15/27, Series 2022-WMRK, Class A^(c)(d)	100,000	100,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $7,117,349)		6,478,697

ASSET-BACKED SECURITIES - 0.1%

United States - 0.1%
CarMax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4 (Cost: $ 60,315)	60,838	59,872

TOTAL INVESTMENTS IN SECURITIES - 107.0% (Cost: $113,700,738)		110,502,288
Other Assets less Liabilities - (7.0)%		(7,247,733)

NET ASSETS - 100.0%		$103,254,555

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2023.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of May 31, 2023 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $108,957 and the total market value of the collateral held by the Fund was $111,757. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $111,757.

(f)	The London Interbank Offered Rate (“LIBOR”) has been replaced by the Secured Overnight Financing Rate (“SOFR”) on June 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$22,642,376	$—	$22,642,376
U.S. Government Obligations	—	31,623,180	—	31,623,180
Corporate Bonds	—	48,608,464	—	48,608,464
Foreign Government Agencies	—	633,858	—	633,858
Foreign Government Obligations	—	286,732	—	286,732
Supranational Bonds	—	169,109	—	169,109
Commercial Mortgage-Backed Securities	—	6,478,697	—	6,478,697
Asset-Backed Securities	—	59,872	—	59,872

Total Investments in Securities	$—	$110,502,288	$—	$110,502,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2023

Investments	Shares	Value
COMMON STOCKS - 71.5%

United States - 71.5%

Capital Markets - 23.6%
Ares Capital Corp.	16,445	$308,179
Blackstone Secured Lending Fund	11,489	294,463
FS KKR Capital Corp.(a)	16,102	311,574
Golub Capital BDC, Inc.(a)	22,667	300,564
Hercules Capital, Inc.(a)	24,159	349,339
Main Street Capital Corp.(a)	7,439	295,031
Owl Rock Capital Corp.(a)	23,268	312,489
Prospect Capital Corp.(a)	41,978	258,585

Total Capital Markets		2,430,224

Mortgage Real Estate Investment Trusts (REITs) - 47.9%
AGNC Investment Corp.	29,575	271,794
Angel Oak Mortgage REIT, Inc.(a)	37,522	275,787
Annaly Capital Management, Inc.	15,602	294,566
Apollo Commercial Real Estate Finance, Inc.	30,718	309,945
Arbor Realty Trust, Inc.(a)	24,221	305,427
Blackstone Mortgage Trust, Inc., Class A	16,129	293,386
Chimera Investment Corp.	54,221	261,345
Claros Mortgage Trust, Inc.	24,668	257,287
Ellington Financial, Inc.	25,932	325,187
Ladder Capital Corp.	31,288	298,175
MFA Financial, Inc.	31,288	331,027
New York Mortgage Trust, Inc.	31,530	308,048
Ready Capital Corp.(a)	29,514	298,387
Redwood Trust, Inc.	42,418	251,115
Rithm Capital Corp.	36,893	300,309
Starwood Property Trust, Inc.(a)	16,841	295,560
Two Harbors Investment Corp.	20,851	259,386

Total Mortgage Real Estate Investment Trusts (REITs)		4,936,731

TOTAL COMMON STOCKS (Cost: $8,826,308)		7,366,955

CLOSED-END MUTUAL FUNDS - 27.7%

United States - 27.7%
BlackRock Corporate High Yield Fund, Inc.	33,881	290,021
Blackstone Strategic Credit 2027 Term Fund	27,259	284,857
Eagle Point Credit Co., Inc.	27,581	279,120
Eaton Vance Limited Duration Income Fund	29,629	268,142
Guggenheim Strategic Opportunities Fund	18,463	289,684
Invesco Senior Income Trust	78,812	287,664
Nuveen Credit Strategies Income Fund	58,019	284,873
Oxford Lane Capital Corp.	55,304	279,285
PIMCO Corporate & Income Opportunity Fund	23,270	297,856
PIMCO Dynamic Income Fund	15,994	291,891

TOTAL CLOSED-END MUTUAL FUNDS (Cost: $3,383,887)		2,853,393

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.9%

United States - 19.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $2,057,103)	2,057,103	2,057,103

TOTAL INVESTMENTS IN SECURITIES - 119.1% (Cost: $14,267,298)		12,277,451
Other Assets less Liabilities - (19.1)%		(1,971,251)

NET ASSETS - 100.0%		$10,306,200

(a)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,996,378 and the total market value of the collateral held by the Fund was $2,057,103.

(b)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,366,955	$—	$—	$7,366,955
Closed-End Mutual Funds	2,853,393	—	—	2,853,393
Investment of Cash Collateral for Securities Loaned	—	2,057,103	—	2,057,103

Total Investments in Securities	$10,220,348	$2,057,103	$—	$12,277,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
COMMON STOCKS - 91.3%

Argentina - 0.1%

Broadline Retail - 0.1%
MercadoLibre, Inc.*	8	$9,912

Brazil - 0.0%

Banks - 0.0%
NU Holdings Ltd., Class A*	511	3,444

China - 0.2%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	84	4,742

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	48	8,597

Total China		13,339

Ireland - 0.0%

Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	39	2,344

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	22	2,746

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	243	3,791

United Kingdom - 0.1%

Beverages - 0.1%
Coca-Cola Europacific Partners PLC	103	6,426

United States - 90.8%

Aerospace & Defense - 1.5%
Axon Enterprise, Inc.*	13	2,508
Boeing Co.*	133	27,358
General Dynamics Corp.	54	11,026
Howmet Aerospace, Inc.	86	3,676
L3Harris Technologies, Inc.	34	5,981
Lockheed Martin Corp.	54	23,977
Northrop Grumman Corp.	30	13,065
Raytheon Technologies Corp.	289	26,628
Textron, Inc.	42	2,599
TransDigm Group, Inc.	9	6,963

Total Aerospace & Defense		123,781

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	33	3,640
FedEx Corp.	49	10,681
United Parcel Service, Inc., Class B	153	25,551

Total Air Freight & Logistics		39,872

Automobile Components - 0.1%
Aptiv PLC*	57	5,021
BorgWarner, Inc.	49	2,172

Total Automobile Components		7,193

Automobiles - 1.7%
Ford Motor Co.	868	10,416
General Motors Co.	292	9,464
Tesla, Inc.*	608	123,989

Total Automobiles		143,869

Banks - 2.8%
Bank of America Corp.	1,496	41,574
Citigroup, Inc.	436	19,324
Citizens Financial Group, Inc.	114	2,939
Fifth Third Bancorp	147	3,568
First Citizens BancShares, Inc., Class A	2	2,494
Huntington Bancshares, Inc.	256	2,639
JPMorgan Chase & Co.	656	89,026
M&T Bank Corp.	36	4,290
PNC Financial Services Group, Inc.	92	10,656
Regions Financial Corp.	152	2,625
Truist Financial Corp.	293	8,928
U.S. Bancorp	355	10,614
Wells Fargo & Co.	845	33,639

Total Banks		232,316

Beverages - 1.6%
Brown-Forman Corp., Class B	69	4,262
Coca-Cola Co.	866	51,666
Constellation Brands, Inc., Class A	42	10,205
Keurig Dr. Pepper, Inc.	202	6,286
Monster Beverage Corp.*	163	9,555
PepsiCo, Inc.	289	52,699

Total Beverages		134,673

Biotechnology - 2.0%
AbbVie, Inc.	370	51,045
Alnylam Pharmaceuticals, Inc.*	18	3,330
Amgen, Inc.	111	24,492
Biogen, Inc.*	27	8,003
BioMarin Pharmaceutical, Inc.*	35	3,043
Exact Sciences Corp.*	36	2,937
Gilead Sciences, Inc.	238	18,312
Horizon Therapeutics PLC*	48	4,801
Incyte Corp.*	48	2,954
Moderna, Inc.*	76	9,706
Regeneron Pharmaceuticals, Inc.*	19	13,976
Sarepta Therapeutics, Inc.*	20	2,472
Seagen, Inc.*	37	7,241
Vertex Pharmaceuticals, Inc.*	50	16,179

Total Biotechnology		168,491

Broadline Retail - 3.0%
Amazon.com, Inc.*	2,037	245,622
eBay, Inc.	110	4,679
Etsy, Inc.*	22	1,783

Total Broadline Retail		252,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
Building Products - 0.3%
Carlisle Cos., Inc.	11	$2,337
Carrier Global Corp.	142	5,808
Johnson Controls International PLC	151	9,014
Trane Technologies PLC	44	7,182

Total Building Products		24,341

Capital Markets - 2.7%
Ameriprise Financial, Inc.	21	6,268
Ares Management Corp., Class A	30	2,613
Bank of New York Mellon Corp.	169	6,794
BlackRock, Inc.	34	22,357
Blackstone, Inc.	155	13,274
Charles Schwab Corp.	320	16,861
CME Group, Inc.	78	13,942
Coinbase Global, Inc., Class A*	40	2,488
FactSet Research Systems, Inc.	7	2,694
Goldman Sachs Group, Inc.	74	23,969
Intercontinental Exchange, Inc.	123	13,032
KKR & Co., Inc.	148	7,620
LPL Financial Holdings, Inc.	18	3,506
MarketAxess Holdings, Inc.	7	1,907
Moody’s Corp.	35	11,091
Morgan Stanley	291	23,792
MSCI, Inc.	16	7,528
Nasdaq, Inc.	75	4,151
Northern Trust Corp.	43	3,093
Raymond James Financial, Inc.	41	3,704
S&P Global, Inc.	74	27,190
State Street Corp.	70	4,761
T. Rowe Price Group, Inc.	50	5,358

Total Capital Markets		227,993

Chemicals - 1.4%
Air Products & Chemicals, Inc.	47	12,650
Albemarle Corp.	23	4,451
CF Industries Holdings, Inc.	35	2,153
Corteva, Inc.	145	7,756
Dow, Inc.	159	7,756
DuPont de Nemours, Inc.	97	6,517
Ecolab, Inc.	58	9,573
FMC Corp.	25	2,602
International Flavors & Fragrances, Inc.	44	3,401
Linde PLC	110	38,903
LyondellBasell Industries NV, Class A	58	4,961
Mosaic Co.	60	1,918
PPG Industries, Inc.	49	6,433
Sherwin-Williams Co.	53	12,072

Total Chemicals		121,146

Commercial Services & Supplies - 0.6%
Cintas Corp.	20	9,443
Copart, Inc.*	98	8,584
Republic Services, Inc.	46	6,515
Rollins, Inc.	61	2,398
Waste Connections, Inc.	55	7,516
Waste Management, Inc.	79	12,792

Total Commercial Services & Supplies		47,248

Communications Equipment - 0.7%
Arista Networks, Inc.*	57	9,481
Cisco Systems, Inc.	855	42,468
Motorola Solutions, Inc.	32	9,022

Total Communications Equipment		60,971

Construction & Engineering - 0.1%
Quanta Services, Inc.	28	4,972

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	14	5,573
Vulcan Materials Co.	26	5,083

Total Construction Materials		10,656

Consumer Finance - 0.4%
American Express Co.	132	20,930
Capital One Financial Corp.	85	8,858
Discover Financial Services	48	4,931
Synchrony Financial	83	2,570

Total Consumer Finance		37,289

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	98	50,133
Dollar General Corp.	43	8,647
Dollar Tree, Inc.*	44	5,935
Kroger Co.	137	6,210
Sysco Corp.	117	8,184
Target Corp.	96	12,569
Walgreens Boots Alliance, Inc.	169	5,133
Walmart, Inc.	316	46,411

Total Consumer Staples Distribution & Retail		143,222

Containers & Packaging - 0.1%
Amcor PLC	274	2,641
Avery Dennison Corp.	19	3,061
Ball Corp.	60	3,070
Packaging Corp. of America	19	2,357

Total Containers & Packaging		11,129

Distributors - 0.1%
Genuine Parts Co.	29	4,319
LKQ Corp.	63	3,323
Pool Corp.	8	2,530

Total Distributors		10,172

Diversified REITs - 0.0%
W.P. Carey, Inc.	51	3,537

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,565	24,618
Verizon Communications, Inc.	872	31,069

Total Diversified Telecommunication Services		55,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
Electric Utilities - 1.5%
Alliant Energy Corp.	62	$3,191
American Electric Power Co., Inc.	111	9,226
Constellation Energy Corp.	54	4,537
Duke Energy Corp.	161	14,376
Edison International	81	5,469
Entergy Corp.	46	4,517
Evergy, Inc.	49	2,835
Eversource Energy	58	4,015
Exelon Corp.	196	7,771
FirstEnergy Corp.	106	3,963
NextEra Energy, Inc.	439	32,249
PG&E Corp.*	428	7,250
PPL Corp.	138	3,616
Southern Co.	218	15,206
Xcel Energy, Inc.	109	7,117

Total Electric Utilities		125,338

Electrical Equipment - 0.5%
AMETEK, Inc.	50	7,253
Eaton Corp. PLC	88	15,479
Emerson Electric Co.	125	9,710
Hubbell, Inc.	11	3,107
Rockwell Automation, Inc.	26	7,244

Total Electrical Equipment		42,793

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	112	8,450
CDW Corp.	29	4,979
Corning, Inc.	194	5,977
Keysight Technologies, Inc.*	35	5,663
TE Connectivity Ltd.	68	8,329
Teledyne Technologies, Inc.*	8	3,109
Trimble, Inc.*	39	1,820
Zebra Technologies Corp., Class A*	12	3,151

Total Electronic Equipment, Instruments & Components		41,478

Energy Equipment & Services - 0.3%
Baker Hughes Co.	172	4,687
Halliburton Co.	184	5,272
Schlumberger NV	316	13,534

Total Energy Equipment & Services		23,493

Entertainment - 1.3%
Activision Blizzard, Inc.*	163	13,073
Electronic Arts, Inc.	54	6,912
Liberty Media Corp. - Liberty Formula One, Class C*	40	2,816
Netflix, Inc.*	93	36,756
ROBLOX Corp., Class A*	92	3,851
Spotify Technology SA*	23	3,425
Take-Two Interactive Software, Inc.*	36	4,958
Walt Disney Co.*	406	35,712
Warner Bros Discovery, Inc.*	496	5,595

Total Entertainment		113,098

Financial Services - 3.9%
Apollo Global Management, Inc.	77	5,147
Berkshire Hathaway, Inc., Class B*	382	122,653
Block, Inc.*	117	7,066
Fidelity National Information Services, Inc.	128	6,985
Fiserv, Inc.*	127	14,248
FleetCor Technologies, Inc.*	14	3,172
Global Payments, Inc.	54	5,275
MasterCard, Inc., Class A	187	68,259
PayPal Holdings, Inc.*	250	15,497
Visa, Inc., Class A	358	79,129

Total Financial Services		327,431

Food Products - 0.9%
Archer-Daniels-Midland Co.	100	7,065
Bunge Ltd.	27	2,501
Campbell Soup Co.	46	2,325
Conagra Brands, Inc.	92	3,208
General Mills, Inc.	114	9,594
Hershey Co.	29	7,531
Hormel Foods Corp.	55	2,104
J.M. Smucker Co.	22	3,225
Kellogg Co.	48	3,205
Kraft Heinz Co.	188	7,186
Lamb Weston Holdings, Inc.	30	3,336
McCormick & Co., Inc., Non-Voting Shares	44	3,772
Mondelez International, Inc., Class A	307	22,537
Tyson Foods, Inc., Class A	44	2,228

Total Food Products		79,817

Gas Utilities - 0.0%
Atmos Energy Corp.	26	2,997

Ground Transportation - 0.9%
CSX Corp.	473	14,507
JB Hunt Transport Services, Inc.	18	3,005
Norfolk Southern Corp.	49	10,201
Old Dominion Freight Line, Inc.	18	5,588
Uber Technologies, Inc.*	421	15,968
Union Pacific Corp.	132	25,413

Total Ground Transportation		74,682

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	365	37,230
Align Technology, Inc.*	15	4,240
Baxter International, Inc.	99	4,031
Becton Dickinson & Co.	56	13,539
Boston Scientific Corp.*	306	15,753
Cooper Cos., Inc.	11	4,087
Dexcom, Inc.*	82	9,615
Edwards Lifesciences Corp.*	124	10,445
GE HealthCare Technologies, Inc.	82	6,520
Hologic, Inc.*	46	3,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
IDEXX Laboratories, Inc.*	18	$8,366
Insulet Corp.*	11	3,017
Intuitive Surgical, Inc.*	74	22,780
Medtronic PLC	275	22,759
ResMed, Inc.	32	6,745
STERIS PLC	19	3,799
Stryker Corp.	79	21,771
Zimmer Biomet Holdings, Inc.	42	5,348

Total Health Care Equipment & Supplies		203,674

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	36	6,125
Cardinal Health, Inc.	55	4,526
Centene Corp.*	116	7,240
Cigna Group	61	15,092
CVS Health Corp.	282	19,184
Elevance Health, Inc.	49	21,943
HCA Healthcare, Inc.	47	12,417
Humana, Inc.	25	12,547
Laboratory Corp. of America Holdings	20	4,251
McKesson Corp.	28	10,944
Molina Healthcare, Inc.*	12	3,287
Quest Diagnostics, Inc.	22	2,918
UnitedHealth Group, Inc.	205	99,884

Total Health Care Providers & Services		220,358

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	145	2,894
Ventas, Inc.	72	3,106
Welltower, Inc.	104	7,760

Total Health Care REITs		13,760

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	28	4,640

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	85	9,330
Booking Holdings, Inc.*	8	20,070
Chipotle Mexican Grill, Inc.*	6	12,459
Darden Restaurants, Inc.	20	3,170
Domino’s Pizza, Inc.	7	2,029
DoorDash, Inc., Class A*	64	4,179
Expedia Group, Inc.*	34	3,254
Hilton Worldwide Holdings, Inc.	63	8,576
Las Vegas Sands Corp.*	76	4,190
Marriott International, Inc., Class A	60	10,067
McDonald’s Corp.	159	45,333
MGM Resorts International	63	2,475
Starbucks Corp.	253	24,703
Yum! Brands, Inc.	62	7,979

Total Hotels, Restaurants & Leisure		157,814

Household Durables - 0.3%
D.R. Horton, Inc.	50	5,342
Garmin Ltd.	30	3,095
Lennar Corp., Class A	44	4,713
NVR, Inc.*	1	5,554
PulteGroup, Inc.	49	3,238

Total Household Durables		21,942

Household Products - 1.3%
Church & Dwight Co., Inc.	55	5,085
Clorox Co.	26	4,112
Colgate-Palmolive Co.	179	13,314
Kimberly-Clark Corp.	68	9,131
Procter & Gamble Co.	520	74,100

Total Household Products		105,742

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	106	2,092

Industrial Conglomerates - 0.7%
3M Co.	110	10,264
General Electric Co.	222	22,540
Honeywell International, Inc.	148	28,357

Total Industrial Conglomerates		61,161

Industrial REITs - 0.3%
Prologis, Inc.	191	23,789

Insurance - 1.8%
Aflac, Inc.	123	7,898
Allstate Corp.	56	6,073
American International Group, Inc.	149	7,872
Aon PLC, Class A	41	12,640
Arch Capital Group Ltd.*	69	4,809
Arthur J Gallagher & Co.	43	8,614
Brown & Brown, Inc.	55	3,428
Chubb Ltd.	88	16,350
Cincinnati Financial Corp.	29	2,798
Everest Re Group Ltd.	8	2,720
Hartford Financial Services Group, Inc.	72	4,933
Loews Corp.	51	2,856
Markel Group, Inc.*	4	5,259
Marsh & McLennan Cos., Inc.	103	17,838
MetLife, Inc.	132	6,541
Principal Financial Group, Inc.	41	2,684
Progressive Corp.	125	15,989
Prudential Financial, Inc.	67	5,272
Travelers Cos., Inc.	43	7,277
W.R. Berkley Corp.	42	2,339
Willis Towers Watson PLC	20	4,377

Total Insurance		148,567

Interactive Media & Services - 5.1%
Alphabet, Inc., Class A*	1,292	158,748
Alphabet, Inc., Class C*	1,167	143,973
Meta Platforms, Inc., Class A*	468	123,889
Pinterest, Inc., Class A*	121	2,896
Snap, Inc., Class A*	229	2,336

Total Interactive Media & Services		431,842

IT Services - 1.4%
Accenture PLC, Class A	146	44,664
Akamai Technologies, Inc.*	27	2,487
Cloudflare, Inc., Class A*	43	2,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
Cognizant Technology Solutions Corp., Class A	104	$6,499
EPAM Systems, Inc.*	11	2,823
Gartner, Inc.*	16	5,486
GoDaddy, Inc., Class A*	30	2,201
International Business Machines Corp.	189	24,304
MongoDB, Inc.*	14	4,113
Okta, Inc.*	33	3,000
Snowflake, Inc., Class A*	71	11,741
Twilio, Inc., Class A*	41	2,854
VeriSign, Inc.*	20	4,466

Total IT Services		117,612

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	62	7,172
Avantor, Inc.*	109	2,173
Bio-Rad Laboratories, Inc., Class A*	6	2,240
Bio-Techne Corp.	28	2,290
Danaher Corp.	152	34,902
Illumina, Inc.*	30	5,900
IQVIA Holdings, Inc.*	39	7,680
Mettler-Toledo International, Inc.*	5	6,609
Revvity, Inc.	23	2,652
Thermo Fisher Scientific, Inc.	85	43,219
Waters Corp.*	12	3,015
West Pharmaceutical Services, Inc.	15	5,019

Total Life Sciences Tools & Services		122,871

Machinery - 1.4%
Caterpillar, Inc.	106	21,810
Cummins, Inc.	30	6,132
Deere & Co.	61	21,105
Dover Corp.	29	3,867
Fortive Corp.	75	4,883
Graco, Inc.	36	2,754
IDEX Corp.	14	2,788
Illinois Tool Works, Inc.	57	12,468
Ingersoll Rand, Inc.	74	4,193
Nordson Corp.	13	2,833
Otis Worldwide Corp.	91	7,235
PACCAR, Inc.	106	7,291
Parker-Hannifin Corp.	28	8,972
Snap-on, Inc.	12	2,986
Stanley Black & Decker, Inc.	26	1,949
Toro Co.	22	2,152
Westinghouse Air Brake Technologies Corp.	43	3,983
Xylem, Inc.	35	3,507

Total Machinery		120,908

Media - 0.7%
Charter Communications, Inc., Class A*	27	8,806
Comcast Corp., Class A	931	36,635
Interpublic Group of Cos., Inc.	79	2,938
Omnicom Group, Inc.	44	3,881
Trade Desk, Inc., Class A*	91	6,377

Total Media		58,637

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	274	9,409
Newmont Corp.	165	6,691
Nucor Corp.	48	6,339
Reliance Steel & Aluminum Co.	13	3,051
Steel Dynamics, Inc.	33	3,032

Total Metals & Mining		28,522

Multi-Utilities - 0.6%
Ameren Corp.	56	4,540
CenterPoint Energy, Inc.	91	2,567
CMS Energy Corp.	50	2,899
Consolidated Edison, Inc.	70	6,531
Dominion Energy, Inc.	163	8,196
DTE Energy Co.	41	4,411
NiSource, Inc.	103	2,770
Public Service Enterprise Group, Inc.	109	6,513
Sempra Energy	63	9,042
WEC Energy Group, Inc.	68	5,940

Total Multi-Utilities		53,409

Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	35	3,971

Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	74	2,352
Cheniere Energy, Inc.	51	7,128
Chevron Corp.	366	55,127
ConocoPhillips	252	25,024
Coterra Energy, Inc.	160	3,720
Devon Energy Corp.	137	6,316
Diamondback Energy, Inc.	42	5,340
EOG Resources, Inc.	125	13,411
EQT Corp.	77	2,677
Exxon Mobil Corp.	852	87,057
Hess Corp.	49	6,207
Kinder Morgan, Inc.	457	7,362
Marathon Oil Corp.	105	2,327
Marathon Petroleum Corp.	90	9,442
Occidental Petroleum Corp.	152	8,764
ONEOK, Inc.	92	5,213
Phillips 66	98	8,978
Pioneer Natural Resources Co.	42	8,377
Targa Resources Corp.	49	3,334
Texas Pacific Land Corp.	1	1,304
Valero Energy Corp.	74	7,921
Williams Cos., Inc.	229	6,563

Total Oil, Gas & Consumable Fuels		283,944

Passenger Airlines - 0.1%
Delta Air Lines, Inc.*	130	4,723
Southwest Airlines Co.	114	3,405
United Airlines Holdings, Inc.*	70	3,323

Total Passenger Airlines		11,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	53	$9,754

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	443	28,547
Eli Lilly & Co.	176	75,585
Johnson & Johnson	569	88,229
Merck & Co., Inc.	533	58,848
Pfizer, Inc.	1,180	44,864
Royalty Pharma PLC, Class A	65	2,128
Viatris, Inc.	266	2,434
Zoetis, Inc.	103	16,790

Total Pharmaceuticals		317,425

Professional Services - 0.7%
Automatic Data Processing, Inc.	88	18,391
Booz Allen Hamilton Holding Corp.	26	2,615
Broadridge Financial Solutions, Inc.	25	3,668
CoStar Group, Inc.*	85	6,749
Equifax, Inc.	23	4,798
Jacobs Solutions, Inc.	23	2,521
Leidos Holdings, Inc.	29	2,264
Paychex, Inc.	70	7,345
Paycom Software, Inc.	12	3,361
SS&C Technologies Holdings, Inc.	56	3,078
Verisk Analytics, Inc.	33	7,231

Total Professional Services		62,021

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	63	4,720

Residential REITs - 0.3%
AvalonBay Communities, Inc.	32	5,567
Equity LifeStyle Properties, Inc.	34	2,148
Equity Residential	79	4,803
Essex Property Trust, Inc.	11	2,377
Invitation Homes, Inc.	103	3,490
Mid-America Apartment Communities, Inc.	28	4,118
Sun Communities, Inc.	23	2,912
UDR, Inc.	74	2,935

Total Residential REITs		28,350

Retail REITs - 0.2%
Kimco Realty Corp.	91	1,673
Realty Income Corp.	142	8,440
Simon Property Group, Inc.	71	7,466

Total Retail REITs		17,579

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	355	41,965
Analog Devices, Inc.	111	19,724
Applied Materials, Inc.	180	23,994
Broadcom, Inc.	74	59,789
Enphase Energy, Inc.*	28	4,869
Entegris, Inc.	26	2,736
First Solar, Inc.*	22	4,465
Intel Corp.	868	27,290
KLA Corp.	29	12,847
Lam Research Corp.	28	17,268
Marvell Technology, Inc.	160	9,358
Microchip Technology, Inc.	110	8,279
Micron Technology, Inc.	216	14,731
Monolithic Power Systems, Inc.	9	4,409
NVIDIA Corp.	519	196,358
ON Semiconductor Corp.*	81	6,772
QUALCOMM, Inc.	233	26,425
Skyworks Solutions, Inc.	34	3,519
SolarEdge Technologies, Inc.*	12	3,418
Teradyne, Inc.	29	2,905
Texas Instruments, Inc.	189	32,863

Total Semiconductors & Semiconductor Equipment		523,984

Software - 10.2%
Adobe, Inc.*	97	40,526
ANSYS, Inc.*	18	5,825
Atlassian Corp., Class A*	26	4,701
Autodesk, Inc.*	48	9,571
Cadence Design Systems, Inc.*	56	12,931
Crowdstrike Holdings, Inc., Class A*	50	8,006
Datadog, Inc., Class A*	68	6,454
DocuSign, Inc.*	41	2,312
Fair Isaac Corp.*	5	3,938
Fortinet, Inc.*	142	9,703
HubSpot, Inc.*	9	4,662
Intuit, Inc.	60	25,147
Microsoft Corp.	1,644	539,873
Oracle Corp.	349	36,973
Palantir Technologies, Inc., Class A*	383	5,634
Palo Alto Networks, Inc.*	65	13,870
PTC, Inc.*	21	2,822
Roper Technologies, Inc.	21	9,539
Salesforce, Inc.*	223	49,814
ServiceNow, Inc.*	42	22,881
Splunk, Inc.*	33	3,277
Synopsys, Inc.*	32	14,559
Tyler Technologies, Inc.*	9	3,573
VMware, Inc., Class A*	49	6,678
Workday, Inc., Class A*	47	9,963
Zoom Video Communications, Inc., Class A*	57	3,826

Total Software		857,058

Specialized REITs - 1.0%
American Tower Corp.	103	18,997
Crown Castle, Inc.	92	10,415
Digital Realty Trust, Inc.	61	6,250
Equinix, Inc.	20	14,911
Extra Space Storage, Inc.	25	3,607
Gaming & Leisure Properties, Inc.	56	2,696
Iron Mountain, Inc.	57	3,045
Public Storage	32	9,066
SBA Communications Corp.	21	4,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

May 31, 2023

Investments	Shares	Value
VICI Properties, Inc.	193	$5,970
Weyerhaeuser Co.	114	3,267

Total Specialized REITs		82,881

Specialty Retail - 1.8%
AutoZone, Inc.*	4	9,547
Best Buy Co., Inc.	42	3,052
Home Depot, Inc.	224	63,493
Lowe’s Cos., Inc.	130	26,147
O’Reilly Automotive, Inc.*	13	11,743
Ross Stores, Inc.	65	6,735
TJX Cos., Inc.	257	19,735
Tractor Supply Co.	23	4,821
Ulta Beauty, Inc.*	11	4,508

Total Specialty Retail		149,781

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	3,287	582,621
Hewlett Packard Enterprise Co.	291	4,196
HP, Inc.	165	4,795
NetApp, Inc.	39	2,588

Total Technology Hardware, Storage & Peripherals		594,200

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	22	7,303
NIKE, Inc., Class B	278	29,262

Total Textiles, Apparel & Luxury Goods		36,565

Tobacco - 0.5%
Altria Group, Inc.	375	16,657
Philip Morris International, Inc.	301	27,093

Total Tobacco		43,750

Trading Companies & Distributors - 0.2%
Fastenal Co.	127	6,839
United Rentals, Inc.	14	4,673
W.W. Grainger, Inc.	9	5,841

Total Trading Companies & Distributors		17,353

Water Utilities - 0.1%
American Water Works Co., Inc.	42	6,067

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	134	18,391

Total United States		7,658,354

TOTAL INVESTMENTS IN SECURITIES - 91.3% (Cost: $7,350,070)		7,700,356
Other Assets less Liabilities - 8.7%		736,931

NET ASSETS - 100.0%		$8,437,287

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	38	8/29/23	$7,531,980	$(29,013)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,700,356	$—	$—	$7,700,356

Total Investments in Securities	$7,700,356	$—	$—	$7,700,356

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(29,013)	$—	$—	$(29,013)

Total - Net	$7,671,343	$—	$—	$7,671,343

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2023

Investments	Shares	Value
COMMON STOCKS - 90.0%

Australia - 14.4%
De Grey Mining Ltd.*	41,066	$35,612
Evolution Mining Ltd.	67,823	150,987
Gold Road Resources Ltd.	32,126	36,591
Newcrest Mining Ltd.	16,320	271,325
Northern Star Resources Ltd.	43,656	364,733
OceanaGold Corp.	23,908	51,886
Perseus Mining Ltd.	46,514	54,935
Ramelius Resources Ltd.	30,202	26,582
Regis Resources Ltd.	28,707	37,527
Silver Lake Resources Ltd.*	32,632	22,068
St. Barbara Ltd.*	28,567	9,891
West African Resources Ltd.*	32,556	18,224
Westgold Resources Ltd.*	16,684	16,681

Total Australia		1,097,042

Brazil - 4.0%
Wheaton Precious Metals Corp.(a)	6,675	302,044

Canada - 40.3%
Agnico Eagle Mines Ltd.	8,894	451,637
Alamos Gold, Inc., Class A	14,396	177,647
B2Gold Corp.	38,869	143,038
Barrick Gold Corp.(a)	39,523	667,148
Centerra Gold, Inc.	7,845	47,210
Dundee Precious Metals, Inc.	6,962	47,888
Equinox Gold Corp.*(a)	10,155	47,729
Franco-Nevada Corp.	4,009	581,840
GoGold Resources, Inc.*	10,442	13,367
IAMGOLD Corp.*(a)	17,577	47,458
K92 Mining, Inc.*	8,245	36,454
Kinross Gold Corp.	45,994	216,632
Lundin Gold, Inc.	2,955	37,391
New Gold, Inc.*	25,036	30,544
Osisko Gold Royalties Ltd.(a)	5,733	90,925
Pan American Silver Corp.(a)	13,336	203,107
Sandstorm Gold Ltd.(a)	6,952	37,193
SSR Mining, Inc.	7,774	114,822
Torex Gold Resources, Inc.*	3,158	49,300
Wesdome Gold Mines Ltd.*	5,028	28,704

Total Canada		3,070,034

China - 2.6%
Shandong Gold Mining Co. Ltd., Class A	10,300	36,498
Zhaojin Mining Industry Co. Ltd., Class H*	49,000	69,604
Zijin Mining Group Co. Ltd., Class A	61,100	91,661

Total China		197,763

Peru - 0.8%
Cia de Minas Buenaventura SAA, ADR	8,478	57,735

Russia - 0.1%
Petropavlovsk PLC*†	40,769	0
Polymetal International PLC*	4,821	11,054

Total Russia		11,054

South Africa - 11.0%
AngloGold Ashanti Ltd., ADR	15,300	370,260
Gold Fields Ltd., ADR(a)	24,649	372,693
Harmony Gold Mining Co. Ltd., ADR	19,707	92,820

Total South Africa		835,773

Turkey - 0.8%
Eldorado Gold Corp.*(a)	6,773	63,870

United Kingdom - 3.7%
Centamin PLC	41,569	51,778
Endeavour Mining PLC(a)	6,784	178,571
Fresnillo PLC	6,936	55,705

Total United Kingdom		286,054

United States - 12.3%
Argonaut Gold, Inc.*	10,040	4,284
Coeur Mining, Inc.*	9,518	28,554
Newmont Corp.	16,254	659,100
Royal Gold, Inc.	1,955	242,107

Total United States		934,045

TOTAL COMMON STOCKS (Cost: $7,670,877)		6,855,414

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.0%

United States - 15.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(b) (Cost: $1,137,104)	1,137,104	1,137,104

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $8,807,981)		7,992,518
Other Assets less Liabilities - (5.0)%		(377,097)

NET ASSETS - 100.0%		$7,615,421

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at May 31, 2023. At May 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,441,474 and the total market value of the collateral held by the Fund was $1,469,740. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $332,636.

(b)	Rate shown represents annualized 7-day yield as of May 31, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	34	8/29/23	$6,739,140	$(25,959)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$11,054	$—	$0	*	$11,054
Other	6,844,360	—	—		6,844,360
Investment of Cash Collateral for Securities Loaned	—	1,137,104	—		1,137,104

Total Investments in Securities	$6,855,414	$1,137,104	$0		$7,992,518

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(25,959)	$—	$—		$(25,959)

Total - Net	$6,829,455	$1,137,104	$0		$7,966,559

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.0%

U.S. Treasury Bills - 94.0%
5.28%, 8/24/23*(a)	$22,332,000	$22,063,687
5.03%, 9/7/23*	135,000,000	133,146,820

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $155,268,437)		155,210,507

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $7,464,476)	148,612	7,479,642

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $162,732,913)		162,690,149
Other Assets less Liabilities - 1.5%		2,415,467

NET ASSETS - 100.0%		$165,105,616

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $22,063,687 as of May 31, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$13,018,670	$—	$5,553,471	$1,043	$13,400	$7,479,642	$288,672	$450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	39	12/18/23	$(2,230,800)	$224,783
Copper	70	9/18/23	(14,161,000)	1,318,250
Copper	8	12/18/23	(1,621,300)	181,405
Nickel	48	7/17/23	(5,903,424)	1,086,912
Nickel	2	12/18/23	(250,524)	43,176
Zinc	14	12/18/23	(789,425)	271,781

			$(24,956,473)	$3,126,307

Long Exposure
Aluminum	195	12/18/23	$11,154,000	$(1,292,737)
Bitcoin	32	6/30/23	4,332,000	(6,827)
Brent Crude	219	4/30/24	15,373,800	(396,390)
Cattle Feeder	8	8/31/23	956,700	86,163
Cocoa	97	9/14/23	2,928,430	384,820
Coffee “C”	59	9/19/23	3,890,681	(11,250)
Copper	70	9/18/23	14,161,000	(611,375)
Copper	72	12/18/23	14,591,700	(1,394,967)
Corn	388	9/14/23	10,015,250	(1,048,300)
Cotton No. 2	39	12/6/23	1,549,665	(126,155)
Gasoline RBOB	60	9/29/23	5,342,904	(664,532)
Gold 100 Ounce	86	8/29/23	17,046,060	443,270
HRW Wheat	68	7/14/23	2,687,700	(479,663)
Lean Hogs	76	10/13/23	2,286,080	(476,830)
Live Cattle	58	8/31/23	3,890,060	189,660
Low Sulphur Gasoil	94	12/12/23	6,164,050	(1,679,650)
Natural Gas	175	3/26/24	5,283,250	(1,048,390)
Nickel	48	7/17/23	5,903,424	(1,998,144)
Nickel	47	12/18/23	5,887,314	(1,074,420)
NY Harbor ULSD	62	5/31/24	5,787,130	(193,595)
Platinum	56	7/27/23	2,797,200	160,320
Silver	71	12/27/23	8,567,925	(534,730)
Soybeans	134	11/14/23	7,681,550	(1,420,013)
Sugar No. 11	193	6/30/23	5,416,970	429,184
Wheat	192	7/14/23	5,704,800	(2,169,300)
WTI Crude Oil	223	1/22/24	14,885,250	(1,850,760)
Zinc	97	12/18/23	5,469,587	(2,197,675)

			$189,754,480	$(18,982,286)

Total - Net			$164,798,007	$(15,855,979)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

May 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$155,210,507	$—	$155,210,507
Exchange-Traded Fund	7,479,642	—	—	7,479,642

Total Investments in Securities	$7,479,642	$155,210,507	$—	$162,690,149

Financial Derivative Instruments
Futures Contracts [1]	$4,819,724	$—	$—	$4,819,724
Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(20,675,703)	$—	$—	$(20,675,703)

Total - Net	$(8,376,337)	$155,210,507	$—	$146,834,170

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 85.2%

U.S. Treasury Bills - 85.2%
5.27%, 8/24/23*(a)	$11,245,000	$11,109,895
5.03%, 9/7/23*	110,000,000	108,490,002

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $119,646,335)		119,599,897

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $6,134,317)	122,267	6,153,698

TOTAL INVESTMENTS IN SECURITIES - 89.6% (Cost: $125,780,652)		125,753,595
Other Assets less Liabilities - 10.4%		14,531,438

NET ASSETS - 100.0%		$140,285,033

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $11,109,895 as of May 31, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$6,059,547	$617,296	$530,758	$429	$7,184	$6,153,698	$183,860	$293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

May 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	15	9/20/23	$(1,717,031)	$33,125
Aluminum	52	6/19/23	(2,915,250)	77,048
Corn	102	7/14/23	(3,029,400)	150,650
HRW Wheat	81	7/14/23	(3,201,525)	185,088
Lean Hogs	83	6/14/23	(2,741,490)	186,260
Low Sulphur Gasoil	46	6/12/23	(3,048,650)	408,900
Natural Gas	125	6/28/23	(2,832,500)	125,100
Nickel	20	6/19/23	(2,456,760)	508,200
NY Harbor ULSD	30	6/30/23	(2,836,134)	(20,664)
U.S. Treasury Long Bond	14	9/20/23	(1,796,812)	52,406
Wheat	98	7/14/23	(2,911,825)	447,675
Zinc	46	6/19/23	(2,575,713)	433,319

			$(32,063,090)	$2,587,107

Long Exposure
Bitcoin	28	6/30/23	$3,790,500	$(5,973)
Brazilian Real Currency	140	6/30/23	2,743,300	(59,312)
Cattle Feeder	26	8/31/23	3,109,275	203,263
E-Mini Russell 2000 Index	64	6/16/23	5,605,760	(418,875)
Euro Stoxx 50 Index	235	6/16/23	10,565,001 ^	(112,543)
Gasoline RBOB	29	6/30/23	2,976,548	193,322
Gold 100 Ounce	14	8/29/23	2,774,940	(103,740)
Indian Rupee/U.S. Dollar	112	6/27/23	2,704,352	(26,622)
Korean Won/U.S. Dollar	28	6/19/23	2,649,500	3,500
Live Cattle	47	8/31/23	3,152,290	149,750
Mexican Peso Currency	99	6/16/23	2,788,830	87,155
Nikkei 225 Index	53	9/7/23	11,683,785 ^	(7,587)
S&P 500 E-Mini Index	54	6/16/23	11,314,350	310,933
S&P/TSX 60 Index	61	6/15/23	10,560,230 ^	(462,400)
Silver	23	7/27/23	2,712,505	(191,640)
South African Rand Currency	101	6/16/23	2,554,037	(205,975)
Sugar No. 11	105	6/30/23	2,947,056	283,326
WTI Crude Oil	43	6/20/23	2,927,870	(28,160)

			$87,560,129	$(391,578)

Total - Net			$55,497,039	$2,195,529

^	Notional value has been converted to U.S. dollars using the relevant foreign exchange rate as of May 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$119,599,897	$—	$119,599,897
Exchange-Traded Fund	6,153,698	—	—	6,153,698

Total Investments in Securities	$6,153,698	$119,599,897	$—	$125,753,595

Financial Derivative Instruments
Futures Contracts[1]	$3,839,020	$—	$—	$3,839,020
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,643,491)	$—	$—	$(1,643,491)

Total - Net	$8,349,227	$119,599,897	$—	$127,949,124

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

May 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.4%

U.S. Treasury Bills - 94.4%
4.92%, 8/10/23*	$36,000,000	$35,640,856
5.01%, 9/7/23*	51,760,000	51,049,477

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $86,742,112)		86,690,333

	Shares
EXCHANGE-TRADED FUND - 4.4%

United States - 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $4,009,824)	79,965	4,024,638

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $90,751,936)		90,714,971
Other Assets less Liabilities - 1.2%		1,073,391

NET ASSETS - 100.0%		$91,788,362

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended May 31, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 5/31/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$4,652,949	$524,394	$1,159,491	$(707)	$7,493	$4,024,638	$134,410	$206

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
SPDR S&P 500 ETF Trust	(1,126)	$(47,179,400)	$419	6/16/2023	$(1,184,552)	$534,287	$(650,265)
SPDR S&P 500 ETF Trust	(1,128)	(47,376,000)	420	7/7/2023	(712,896)	(206,424)	(919,320)

					$(1,897,448)	$327,863	$(1,569,585)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree PutWrite Strategy Fund (PUTW)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$86,690,333	$—	$86,690,333
Exchange-Traded Fund	4,024,638	—	—	4,024,638

Total Investments in Securities	$4,024,638	$86,690,333	$—	$90,714,971

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,569,585)	$—	$(1,569,585)

Total - Net	$4,024,638	$85,120,748	$—	$89,145,386

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

May 31, 2023

Investments					Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS – 73.3%

U.S. Treasury Bill – 73.3%
5.07%, 9/7/23* (Cost: $44,199,552)					$44,800,000		$44,185,019

PURCHASED OPTIONS (EXCHANGE-TRADED) - 18.1%
Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF	1,699	$10,363,900	$61	1/19/24	$2,244,503	$(328,881)	1,915,622
iShares MSCI Emerging Markets ETF	1,464	5,124,000	35	1/19/24	1,193,167	(479,467)	713,700
iShares Russell 2000 ETF	645	10,320,000	160	1/19/24	2,334,795	(853,875)	1,480,920
SPDR S&P 500 ETF Trust	758	25,772,000	340	1/19/24	5,758,471	1,060,497	6,818,968

TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,530,936)							10,929,210

TOTAL INVESTMENTS IN SECURITIES - 91.4% (Cost: $55,730,488)							55,114,229
Other Assets less Liabilities - 8.6%							5,163,961

NET ASSETS - 100.0%							$60,278,190

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(1,699)	$(13,931,800)	$82	1/19/2024	$(246,395)	$217,512	$(28,883)
iShares MSCI Emerging Markets ETF	(1,464)	(7,027,200)	48	1/19/2024	(147,881)	125,921	(21,960)
iShares Russell 2000 ETF	(645)	(13,867,500)	215	1/19/2024	(410,417)	358,817	(51,600)
SPDR S&P 500 ETF Trust	(758)	(34,868,000)	460	1/19/2024	(625,860)	136,571	(489,289)

					$(1,430,553)	$838,821	$(591,732)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$44,185,019	$—	$44,185,019
Purchased Options	—	10,929,210	—	10,929,210

Total Investments in Securities	$—	$55,114,229	$—	$55,114,229

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(591,732)	$—	$(591,732)

Total - Net	$—	$54,522,497	$—	$54,522,497

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (‘‘WTAM’’), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (concluded)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended May 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.